UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage Class

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2010

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders

Spartan Total Market Index Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Shareholder Expense Example	<Click Here>	An example of shareholder expenses
Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Investor Class	.10%
Actual		$ 1,000.00	$ 961.80	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 962.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Class F	.07%
Actual		$ 1,000.00	$ 962.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	2.5
Apple, Inc.	1.9	1.5
Microsoft Corp.	1.6	1.9
Procter & Gamble Co.	1.5	1.5
AT&T, Inc.	1.4	1.2
International Business Machines Corp.	1.4	1.4
Johnson & Johnson	1.4	1.4
General Electric Co.	1.3	1.4
Berkshire Hathaway, Inc. Class B	1.3	1.3
Chevron Corp.	1.3	1.2
	15.7
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.0
Financials	16.6	16.7
Health Care	11.7	12.5
Consumer Discretionary	10.9	10.6
Industrials	10.6	10.4
Consumer Staples	10.2	9.9
Energy	10.0	10.3
Materials	4.0	3.8
Utilities	4.0	3.5
Telecommunication Services	3.0	2.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	57,438	$ 480,756
Amerigon, Inc. (a)(d)	19,084	197,329
BorgWarner, Inc. (a)(d)	83,923	3,663,239
Cooper Tire & Rubber Co.	46,836	758,275
Dana Holding Corp. (a)	100,789	1,034,095
Drew Industries, Inc. (a)(d)	13,018	249,034
Exide Technologies (a)(d)	50,484	211,528
Federal-Mogul Corp. Class A (a)	31,031	474,619
Fuel Systems Solutions, Inc. (a)(d)	13,523	438,551
Gentex Corp.	102,002	1,792,175
Johnson Controls, Inc.	507,484	13,463,551
Lear Corp. (a)	33,772	2,487,646
Modine Manufacturing Co. (a)(d)	29,805	296,262
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	164,942	74,504
Spartan Motors, Inc.	9,796	38,106
Standard Motor Products, Inc.	15,104	129,894
Stoneridge, Inc. (a)	3,821	32,975
Strattec Security Corp.	781	15,761
Superior Industries International, Inc. (d)	31,677	461,851
Tenneco, Inc. (a)	44,663	1,104,069
The Goodyear Tire & Rubber Co. (a)	175,000	1,617,000
TRW Automotive Holdings Corp. (a)(d)	61,723	2,145,491
		31,166,711
Automobiles - 0.4%
Ford Motor Co. (a)(d)	2,587,959	29,218,057
Harley-Davidson, Inc. (d)	172,062	4,184,548
Tesla Motors, Inc. (a)(d)	9,386	184,341
Thor Industries, Inc.	29,832	696,279
Winnebago Industries, Inc. (a)(d)	26,601	228,237
		34,511,462
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	26,459
Core-Mark Holding Co., Inc. (a)	7,226	187,081
Genuine Parts Co.	113,913	4,776,372
LKQ Corp. (a)(d)	109,133	2,029,874
		7,019,786
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	19,746	490,688
Apollo Group, Inc. Class A (non-vtg.) (a)	102,187	4,340,904
Bridgepoint Education, Inc. (a)(d)	9,730	125,712
Capella Education Co. (a)(d)	15,227	952,906
Career Education Corp. (a)(d)	52,139	913,997
Coinstar, Inc. (a)(d)	25,148	1,093,938
Corinthian Colleges, Inc. (a)(d)	57,826	282,191
CPI Corp.	6,197	135,157
DeVry, Inc.	44,000	1,676,840
Education Management Corp. (d)	15,196	122,632
Grand Canyon Education, Inc. (a)	11,221	191,767

	Shares	Value
H&R Block, Inc.	254,104	$ 3,265,236
Hillenbrand, Inc.	45,573	867,254
ITT Educational Services, Inc. (a)(d)	27,550	1,467,313
Jackson Hewitt Tax Service, Inc. (a)(d)	83,450	65,091
K12, Inc. (a)(d)	21,701	502,161
Learning Tree International, Inc.	3,821	33,778
Lincoln Educational Services Corp. (a)	11,529	125,897
Matthews International Corp. Class A	24,562	773,457
National American University Holdings, Inc.	3,000	14,670
Nobel Learning Communities, Inc. (a)	1,000	6,490
Pre-Paid Legal Services, Inc. (a)(d)	10,193	557,047
Princeton Review, Inc. (a)(d)	17,342	32,430
Regis Corp.	40,300	675,831
Service Corp. International	165,000	1,268,850
Sotheby's Class A (ltd. vtg.)	47,284	1,258,227
Steiner Leisure Ltd. (a)(d)	12,388	441,137
Stewart Enterprises, Inc. Class A (d)	64,820	308,543
Strayer Education, Inc. (d)	10,147	1,469,083
Universal Technical Institute, Inc.	28,315	437,467
Weight Watchers International, Inc.	26,055	743,089
		24,639,783
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	14,058	151,124
Ambassadors Group, Inc.	12,856	141,095
Ameristar Casinos, Inc.	11,703	192,046
Bally Technologies, Inc. (a)(d)	40,848	1,284,670
Biglari Holdings, Inc. (a)(d)	706	205,022
BJ's Restaurants, Inc. (a)(d)	25,297	605,610
Bluegreen Corp. (a)	13,016	33,321
Bob Evans Farms, Inc.	30,971	791,309
Boyd Gaming Corp. (a)(d)	57,914	401,923
Brinker International, Inc.	77,715	1,224,011
Buffalo Wild Wings, Inc. (a)(d)	16,070	672,047
Burger King Holdings, Inc.	55,286	909,455
California Pizza Kitchen, Inc. (a)	45,324	696,177
Carnival Corp. unit	317,511	9,899,993
CEC Entertainment, Inc. (a)(d)	25,244	791,904
Chipotle Mexican Grill, Inc. (a)(d)	21,789	3,286,435
Choice Hotels International, Inc. (d)	23,309	766,400
Churchill Downs, Inc. (d)	8,627	296,510
Cracker Barrel Old Country Store, Inc. (d)	21,638	965,271
Darden Restaurants, Inc.	94,731	3,908,601
Denny's Corp. (a)(d)	50,513	120,474
DineEquity, Inc. (a)	14,923	476,342
Domino's Pizza, Inc. (a)(d)	30,462	390,523
Dover Downs Gaming & Entertainment, Inc.	1,755	5,967
Dover Motorsports, Inc. (a)	11,625	20,576
Empire Resorts, Inc. (a)(d)	15,456	12,519
Gaylord Entertainment Co. (a)(d)	24,853	650,154
Great Wolf Resorts, Inc. (a)	13,290	26,314
Hyatt Hotels Corp. Class A	28,544	1,074,967
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Game Technology	233,653	$ 3,411,334
International Speedway Corp. Class A	19,173	438,870
Interval Leisure Group, Inc. (a)	34,313	429,256
Isle of Capri Casinos, Inc. (a)(d)	17,627	124,799
Jack in the Box, Inc. (a)(d)	51,581	1,040,905
Jamba, Inc. (a)(d)	40,851	72,715
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	217,155
Landry's Restaurants, Inc. (a)(d)	4,778	116,344
Las Vegas Sands Corp. (a)(d)	329,037	9,321,618
Life Time Fitness, Inc. (a)(d)	26,788	909,988
Luby's, Inc. (a)(d)	17,000	83,300
Marcus Corp.	23,391	257,301
Marriott International, Inc. Class A	239,030	7,651,350
McCormick & Schmick's Seafood Restaurants (a)(d)	16,005	99,231
McDonald's Corp.	824,008	60,202,024
MGM Mirage, Inc. (a)(d)	185,455	1,670,950
Monarch Casino & Resort, Inc. (a)	5,587	53,188
Morgans Hotel Group Co. (a)(d)	24,428	152,431
MTR Gaming Group, Inc. (a)	6,687	13,307
Multimedia Games, Inc. (a)	5,149	17,970
O'Charleys, Inc. (a)(d)	4,598	25,335
Orient Express Hotels Ltd. Class A (a)(d)	74,088	640,120
P.F. Chang's China Bistro, Inc. (d)	21,787	932,701
Panera Bread Co. Class A (a)(d)	19,435	1,553,634
Papa John's International, Inc. (a)(d)	24,389	580,702
Peet's Coffee & Tea, Inc. (a)(d)	18,056	618,960
Penn National Gaming, Inc. (a)(d)	58,555	1,650,080
Pinnacle Entertainment, Inc. (a)	72,032	705,914
Premier Exhibitions, Inc. (a)	1,600	2,704
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	455,653
Rick's Cabaret International, Inc. (a)(d)	6,660	40,293
Royal Caribbean Cruises Ltd. (a)(d)	104,458	2,565,488
Ruby Tuesday, Inc. (a)(d)	49,861	459,220
Ruth's Hospitality Group, Inc. (a)(d)	25,925	84,775
Scientific Games Corp. Class A (a)	46,137	471,059
Shuffle Master, Inc. (a)(d)	37,346	296,901
Six Flags Entertainment Corp. (a)(d)	24,000	907,440
Sonic Corp. (a)(d)	71,268	546,626
Speedway Motorsports, Inc.	7,046	93,853
Starbucks Corp.	551,378	12,676,180
Starwood Hotels & Resorts Worldwide, Inc. (d)	131,177	6,129,901
Texas Roadhouse, Inc. Class A (a)(d)	66,505	881,856
The Cheesecake Factory, Inc. (a)(d)	34,919	781,836
Town Sports International Holdings, Inc. (a)	15,248	39,950
Vail Resorts, Inc. (a)(d)	26,032	859,837
Wendy's/Arby's Group, Inc.	291,585	1,134,266
WMS Industries, Inc. (a)(d)	43,187	1,526,229
Wyndham Worldwide Corp.	132,716	3,077,684

	Shares	Value
Wynn Resorts Ltd. (d)	67,292	$ 5,424,408
Yum! Brands, Inc.	348,250	14,522,025
		175,970,426
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	1,376
American Greetings Corp. Class A	35,079	677,025
Bassett Furniture Industries, Inc. (a)	2,149	10,186
Beazer Homes USA, Inc. (a)(d)	53,752	185,982
Blyth, Inc.	10,795	411,505
Brookfield Homes Corp. (a)(d)	6,161	39,430
Cavco Industries, Inc. (a)(d)	10,167	340,696
Cobra Electronics Corp. (a)	1,200	2,616
CSS Industries, Inc.	12,000	185,280
D.R. Horton, Inc.	199,396	2,045,803
Dixie Group, Inc. (a)	3,463	11,116
Emerson Radio Corp.	27,597	68,441
Ethan Allen Interiors, Inc. (d)	19,914	268,640
Flexsteel Industries, Inc.	2,030	28,725
Fortune Brands, Inc.	111,276	4,984,052
Furniture Brands International, Inc. (a)(d)	30,000	139,500
Garmin Ltd. (d)	82,889	2,205,676
Harman International Industries, Inc. (a)	49,623	1,546,749
Helen of Troy Ltd. (a)	29,414	654,609
Hooker Furniture Corp.	15,000	140,250
Hovnanian Enterprises, Inc. Class A (a)(d)	81,239	277,837
iRobot Corp. (a)(d)	25,165	416,984
Jarden Corp.	66,000	1,778,040
KB Home (d)	66,279	683,336
Kid Brands, Inc. (a)	3,505	28,636
Koss Corp.	3,104	17,413
La-Z-Boy, Inc. (a)(d)	35,251	236,182
Leggett & Platt, Inc.	97,851	1,875,804
Lennar Corp. Class A (d)	115,000	1,514,550
Libbey, Inc. (a)(d)	9,013	101,126
Lifetime Brands, Inc. (a)(d)	300	4,092
M.D.C. Holdings, Inc. (d)	26,000	692,120
M/I Homes, Inc. (a)	28,931	272,819
Meritage Homes Corp. (a)(d)	34,176	610,383
Mohawk Industries, Inc. (a)(d)	39,500	1,750,245
National Presto Industries, Inc. (d)	4,905	490,598
Newell Rubbermaid, Inc.	205,860	3,092,017
NVR, Inc. (a)(d)	4,572	2,762,220
Palm Harbor Homes, Inc. (a)	5,872	9,689
PulteGroup, Inc. (a)(d)	238,598	1,915,942
Ryland Group, Inc.	37,577	605,365
Sealy Corp., Inc. (a)(d)	21,635	51,275
Skyline Corp.	6,539	119,729
Standard Pacific Corp. (a)(d)	114,480	399,535
Stanley Black & Decker, Inc.	117,982	6,328,554
Stanley Furniture Co., Inc. (a)(d)	5,015	19,207
Tempur-Pedic International, Inc. (a)(d)	53,437	1,432,112
Toll Brothers, Inc. (a)(d)	95,611	1,652,158
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	45,380	$ 1,785,249
Universal Electronics, Inc. (a)	16,673	318,954
Whirlpool Corp.	57,564	4,268,946
		49,458,774
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	44,771
Amazon.com, Inc. (a)	265,217	33,107,038
Blue Nile, Inc. (a)(d)	13,187	541,458
dELiA*s, Inc. (a)	3,463	4,848
Drugstore.com, Inc. (a)(d)	34,747	54,553
Expedia, Inc.	157,856	3,608,588
Gaiam, Inc. Class A	14,668	78,767
Hollywood Media Corp. (a)	1,200	1,272
HSN, Inc. (a)	32,537	855,398
Liberty Media Corp. Interactive Series A (a)	449,708	4,744,419
Netflix, Inc. (a)(d)	33,534	4,209,188
NutriSystem, Inc. (d)	31,318	549,944
Orbitz Worldwide, Inc. (a)	15,000	75,600
Overstock.com, Inc. (a)(d)	16,829	236,447
PetMed Express, Inc. (d)	40,524	626,096
Priceline.com, Inc. (a)	35,976	10,486,284
Shutterfly, Inc. (a)(d)	24,946	554,550
ValueVision Media, Inc. Class A (a)(d)	21,687	43,374
Vitacost.com, Inc.	8,309	46,530
		59,869,125
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	5,971	41,737
Brunswick Corp. (d)	79,627	1,012,059
Callaway Golf Co. (d)	72,163	451,019
Clarus Corp. (a)	3,000	18,810
Eastman Kodak Co. (a)(d)	220,440	769,336
Hasbro, Inc.	95,813	3,867,013
JAKKS Pacific, Inc. (a)(d)	21,157	315,239
Johnson Outdoors, Inc. Class A (a)(d)	2,747	27,333
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	118,290
Marine Products Corp. (a)(d)	13,658	70,748
Mattel, Inc.	272,000	5,709,280
Meade Instruments Corp. (a)	130	416
Nautilus, Inc. (a)	6,001	7,621
Polaris Industries, Inc.	28,245	1,506,306
Pool Corp. (d)	47,772	881,393
RC2 Corp. (a)	10,486	193,047
Smith & Wesson Holding Corp. (a)	106,132	397,995
Steinway Musical Instruments, Inc. (a)	5,374	83,136
Sturm Ruger & Co., Inc. (d)	42,290	544,272
		16,015,050
Media - 3.0%
A.H. Belo Corp. Class A (a)	8,701	58,123
Alloy, Inc. (a)	1,732	16,627

	Shares	Value
Arbitron, Inc.	22,064	$ 561,308
Ascent Media Corp. (a)	17,787	475,002
Ballantyne of Omaha, Inc. (a)	100	785
Belo Corp. Series A (a)	58,361	305,228
Cablevision Systems Corp. - NY Group Class A	178,361	4,475,077
Carmike Cinemas, Inc. (a)(d)	16,306	98,651
CBS Corp. Class B	479,521	6,626,980
Cinemark Holdings, Inc.	37,999	555,165
CKX, Inc. (a)(d)	40,959	192,098
Clear Channel Outdoor Holding, Inc. Class A (a)	51,451	517,083
Comcast Corp. Class A	2,149,663	36,802,231
Crown Media Holdings, Inc. Class A (a)(d)	9,666	20,685
Cumulus Media, Inc. Class A (a)(d)	44,350	93,579
Dex One Corp. (a)	39,000	332,280
DIRECTV (a)	713,305	27,048,526
Discovery Communications, Inc. (a)(d)	213,072	8,043,468
DISH Network Corp. Class A	159,591	2,864,658
DreamWorks Animation SKG, Inc. Class A (a)	50,000	1,481,500
E.W. Scripps Co. Class A (a)	13,637	92,595
Emmis Communications Corp. Class A (a)	9,275	14,284
Entercom Communications Corp. Class A (a)(d)	17,572	96,646
Entravision Communication Corp. Class A (a)(d)	53,671	83,727
Fisher Communications, Inc. (a)	3,105	51,791
Gannett Co., Inc.	173,006	2,091,643
Gray Television, Inc. (a)(d)	8,695	16,086
Harris Interactive, Inc. (a)	6,269	5,767
Harte-Hanks, Inc.	52,908	541,249
Insignia Systems, Inc. (a)	2,664	16,384
Interpublic Group of Companies, Inc. (a)(d)	360,000	3,070,800
John Wiley & Sons, Inc. Class A	34,061	1,212,231
Journal Communications, Inc. Class A (a)	22,879	90,601
Knology, Inc. (a)	33,900	397,647
Lamar Advertising Co. Class A (a)(d)	42,757	1,120,661
Lee Enterprises, Inc. (a)(d)	27,681	61,452
Liberty Global, Inc. Class A (a)(d)	184,807	5,085,889
Liberty Media Corp.:
Capital Series A (a)	65,131	2,936,105
Starz Series A (a)	40,430	2,415,288
LIN TV Corp. Class A (a)(d)	41,885	167,121
Live Nation Entertainment, Inc. (a)	127,733	1,103,613
LodgeNet Entertainment Corp. (a)(d)	15,151	38,635
Madison Square Garden, Inc. Class A (a)	42,293	828,308
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	40,978	177,845
McGraw-Hill Companies, Inc.	234,492	6,483,704
Media General, Inc. Class A (a)(d)	25,296	194,526
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Communications Corp. Class A (a)(d)	70,280	$ 406,218
Meredith Corp.	33,890	991,621
Morningstar, Inc. (a)(d)	15,035	608,166
National CineMedia, Inc.	37,485	595,637
Navarre Corp. (a)	6,926	16,830
New Frontier Media, Inc. (a)	5,971	11,106
News Corp. Class A	1,756,653	22,081,128
Omnicom Group, Inc.	234,000	8,192,340
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	22,625
PRIMEDIA, Inc.	6,332	19,946
Radio One, Inc. Class D (non-vtg.) (a)(d)	27,442	18,112
ReachLocal, Inc.	3,000	39,030
Regal Entertainment Group Class A	58,000	713,980
Rentrak Corp. (a)	600	13,224
Saga Communications, Inc. Class A (a)	233	4,078
Salem Communications Corp. Class A (a)	2,015	5,441
Scholastic Corp.	20,042	469,584
Scripps Networks Interactive, Inc. Class A	63,000	2,531,340
Sinclair Broadcast Group, Inc. Class A (a)	28,926	172,977
Sirius XM Radio, Inc. (a)(d)	2,932,520	2,803,782
Spanish Broadcasting System, Inc. Class A (a)	8,120	7,552
SuperMedia, Inc. (a)(d)	12,000	108,480
The McClatchy Co. Class A (a)(d)	42,958	115,127
The New York Times Co. Class A (a)	75,000	538,500
The Walt Disney Co.	1,380,867	45,002,456
Time Warner Cable, Inc.	266,243	13,740,801
Time Warner, Inc.	876,384	26,273,992
Valassis Communications, Inc. (a)(d)	35,675	1,045,634
Viacom, Inc. Class B (non-vtg.)	410,570	12,900,109
Virgin Media, Inc.	222,810	4,636,676
Warner Music Group Corp. (a)(d)	28,685	119,903
Washington Post Co. Class B (d)	3,838	1,382,563
World Wrestling Entertainment, Inc. Class A	47,151	661,057
		265,213,667
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	39,655	693,963
Big Lots, Inc. (a)(d)	58,502	1,828,773
Dillard's, Inc. Class A (d)	44,543	974,155
Dollar General Corp. (d)	25,592	698,918
Dollar Tree, Inc. (a)	97,704	4,428,922
Family Dollar Stores, Inc.	89,176	3,815,841
Fred's, Inc. Class A	51,615	568,797
JCPenney Co., Inc. (d)	155,000	3,100,000
Kohl's Corp. (a)	216,424	10,167,600
Macy's, Inc.	320,000	6,220,800
Nordstrom, Inc.	122,961	3,556,032

	Shares	Value
Retail Ventures, Inc. (a)	12,266	$ 103,525
Saks, Inc. (a)(d)	129,458	1,021,424
Sears Holdings Corp. (a)(d)	37,118	2,297,604
Target Corp.	511,006	26,143,067
The Bon-Ton Stores, Inc. (a)(d)	8,752	55,575
Tuesday Morning Corp. (a)	10,850	40,254
		65,715,250
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	6,553
Aarons, Inc. (d)	60,856	991,344
Abercrombie & Fitch Co. Class A	62,564	2,164,714
Advance Auto Parts, Inc.	64,287	3,501,713
Aeropostale, Inc. (a)(d)	66,423	1,414,810
America's Car Mart, Inc. (a)	7,413	185,325
American Eagle Outfitters, Inc.	125,584	1,587,382
AnnTaylor Stores Corp. (a)(d)	53,681	822,930
Asbury Automotive Group, Inc. (a)	22,589	269,487
AutoNation, Inc. (a)(d)	61,358	1,385,464
AutoZone, Inc. (a)(d)	22,273	4,672,430
Barnes & Noble, Inc. (d)	31,168	471,884
bebe Stores, Inc. (d)	14,487	82,431
Bed Bath & Beyond, Inc. (a)	194,174	6,984,439
Best Buy Co., Inc.	259,677	8,151,261
Big 5 Sporting Goods Corp.	18,888	224,106
Books-A-Million, Inc.	5,135	27,780
Borders Group, Inc. (a)(d)	41,722	45,060
Brown Shoe Co., Inc.	45,893	482,794
Build-A-Bear Workshop, Inc. (a)	4,710	23,550
Cabela's, Inc. Class A (a)(d)	24,283	378,329
Cache, Inc. (a)	3,350	14,372
CarMax, Inc. (a)	167,329	3,334,867
Casual Male Retail Group, Inc. (a)	8,101	26,004
Charming Shoppes, Inc. (a)	65,546	220,890
Chico's FAS, Inc.	125,880	1,038,510
Christopher & Banks Corp.	21,140	136,142
Citi Trends, Inc. (a)(d)	16,789	379,431
Coldwater Creek, Inc. (a)(d)	61,586	265,436
Collective Brands, Inc. (a)(d)	45,368	586,608
Conn's, Inc. (a)(d)	9,074	39,472
Cost Plus, Inc. (a)(d)	4,090	13,620
Destination Maternity Corp. (a)	1,194	31,760
Dick's Sporting Goods, Inc. (a)	59,028	1,444,415
Dress Barn, Inc. (a)(d)	50,705	1,057,199
DSW, Inc. Class A (a)(d)	21,423	508,796
Emerging Vision, Inc. (a)	3,800	133
Express, Inc. (d)	12,000	163,320
Finish Line, Inc. Class A	34,767	458,924
Foot Locker, Inc.	121,712	1,428,899
GameStop Corp. Class A (a)(d)	121,000	2,169,530
Gap, Inc.	281,498	4,754,501
Genesco, Inc. (a)(d)	23,200	585,568
Group 1 Automotive, Inc. (a)(d)	20,000	504,800
Guess?, Inc.	40,182	1,298,280
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)(d)	20,000	$ 752,600
Haverty Furniture Companies, Inc. (d)	19,389	186,328
hhgregg, Inc. (a)(d)	14,038	265,318
Hibbett Sports, Inc. (a)	26,443	612,949
Home Depot, Inc.	1,295,932	36,039,869
Hot Topic, Inc.	59,826	310,497
J. Crew Group, Inc. (a)	42,069	1,282,684
Jo-Ann Stores, Inc. (a)(d)	26,594	1,081,312
Jos. A. Bank Clothiers, Inc. (a)(d)	18,477	674,965
Kirkland's, Inc. (a)	12,446	142,009
Limited Brands, Inc.	203,338	4,798,777
Lithia Motors, Inc. Class A (sub. vtg.) (d)	24,040	183,666
Lowe's Companies, Inc.	1,106,581	22,463,594
Lumber Liquidators Holdings, Inc. (a)(d)	25,148	503,714
MarineMax, Inc. (a)(d)	11,778	77,264
Midas, Inc. (a)	17,549	121,790
Monro Muffler Brake, Inc.	22,068	924,208
New York & Co., Inc. (a)	22,599	42,034
O'Reilly Automotive, Inc. (a)(d)	100,315	4,741,890
Office Depot, Inc. (a)	198,253	676,043
OfficeMax, Inc. (a)(d)	71,517	696,576
Pacific Sunwear of California, Inc. (a)(d)	69,935	263,655
Penske Automotive Group, Inc. (a)	31,974	384,008
Perfumania Holdings, Inc. (a)	325	2,707
PetSmart, Inc.	89,000	2,838,210
Pier 1 Imports, Inc. (a)(d)	78,102	476,422
RadioShack Corp.	90,000	1,663,200
Rent-A-Center, Inc.	45,000	903,600
Ross Stores, Inc.	90,809	4,506,851
rue21, Inc.	11,740	247,597
Sally Beauty Holdings, Inc. (a)(d)	63,165	545,114
Select Comfort Corp. (a)(d)	29,583	159,748
Shoe Carnival, Inc. (a)	3,092	51,111
Signet Jewelers Ltd. (a)	62,810	1,660,696
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	37,989	334,683
Stage Stores, Inc.	27,048	301,856
Staples, Inc.	552,916	9,825,317
Stein Mart, Inc. (a)	10,292	74,360
Systemax, Inc. (d)	7,631	89,817
Talbots, Inc. (a)(d)	40,306	402,254
The Buckle, Inc. (d)	20,272	485,514
The Cato Corp. Class A (sub. vtg.)	36,044	827,210
The Children's Place Retail Stores, Inc. (a)(d)	21,041	918,650
The Men's Wearhouse, Inc.	34,678	668,592
The Pep Boys - Manny, Moe & Jack	92,510	834,440
Tiffany & Co., Inc. (d)	93,000	3,685,590
TJX Companies, Inc.	312,840	12,416,620
Tractor Supply Co.	27,000	1,835,460
Trans World Entertainment Corp. (a)	3,463	5,610

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	21,560	$ 488,334
Urban Outfitters, Inc. (a)(d)	97,206	2,947,286
Vitamin Shoppe, Inc.	6,835	166,842
West Marine, Inc. (a)	3,821	32,173
Wet Seal, Inc. Class A (a)(d)	63,290	191,136
Williams-Sonoma, Inc. (d)	65,492	1,700,172
Zale Corp. (a)(d)	26,205	40,880
Zumiez, Inc. (a)(d)	20,815	309,519
		183,198,584
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)	34,191	26,669
Carter's, Inc. (a)(d)	40,282	899,900
Cherokee, Inc.	7,207	125,474
Coach, Inc.	232,933	8,348,319
Columbia Sportswear Co. (d)	8,418	392,363
Crocs, Inc. (a)(d)	75,153	939,413
Culp, Inc. (a)	8,187	75,893
Deckers Outdoor Corp. (a)(d)	32,007	1,391,344
Fossil, Inc. (a)	37,946	1,802,056
G-III Apparel Group Ltd. (a)(d)	10,000	241,200
Hanesbrands, Inc. (a)	67,000	1,603,980
Iconix Brand Group, Inc. (a)(d)	46,366	706,386
Joe's Jeans, Inc. (a)(d)	37,810	68,814
Jones Apparel Group, Inc. (d)	72,951	1,121,986
K-Swiss, Inc. Class A (a)(d)	27,036	307,399
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	11,067	133,689
Liz Claiborne, Inc. (a)(d)	92,508	388,534
Maidenform Brands, Inc. (a)	20,939	558,443
Movado Group, Inc. (a)	10,191	103,337
NIKE, Inc. Class B	205,203	14,364,210
Oxford Industries, Inc.	10,105	199,271
Perry Ellis International, Inc. (a)	2,923	53,666
Phillips-Van Heusen Corp.	37,458	1,711,081
Polo Ralph Lauren Corp. Class A	49,437	3,744,358
Quiksilver, Inc. (a)(d)	79,544	285,563
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	30,810	784,731
Steven Madden Ltd. (a)(d)	25,320	871,768
Timberland Co. Class A (a)	52,511	843,852
True Religion Apparel, Inc. (a)(d)	27,973	491,765
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	1,116,669
Unifi, Inc. (a)	65,760	274,219
VF Corp.	62,000	4,378,440
Volcom, Inc. (a)(d)	16,142	251,654
Warnaco Group, Inc. (a)	34,500	1,444,860
Wolverine World Wide, Inc.	36,170	914,016
		50,965,322
TOTAL CONSUMER DISCRETIONARY		963,743,940
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)(d)	6,815	$ 447,814
Brown-Forman Corp. Class B (non-vtg.)	84,105	5,154,795
Celsius Holdings, Inc. (a)	8,000	14,560
Central European Distribution Corp. (a)(d)	44,764	1,024,200
Coca-Cola Bottling Co. Consolidated	3,600	179,028
Coca-Cola Enterprises, Inc.	250,414	7,126,782
Constellation Brands, Inc. Class A (sub. vtg.) (a)	150,620	2,509,329
Dr Pepper Snapple Group, Inc. (d)	182,999	6,738,023
Hansen Natural Corp. (a)	50,281	2,264,656
Jones Soda Co. (a)(d)	17,449	17,798
Molson Coors Brewing Co. Class B	120,679	5,256,777
National Beverage Corp.	8,950	128,343
PepsiCo, Inc.	1,236,388	79,351,382
The Coca-Cola Co.	1,631,607	91,239,463
		201,452,950
Food & Staples Retailing - 2.1%
Andersons, Inc.	19,232	689,083
Arden Group, Inc. Class A	100	8,748
BJ's Wholesale Club, Inc. (a)	39,726	1,666,903
Casey's General Stores, Inc. (d)	35,083	1,319,822
Costco Wholesale Corp.	335,508	18,972,977
CVS Caremark Corp.	1,039,335	28,062,045
Ingles Markets, Inc. Class A	17,056	252,088
Kroger Co.	463,214	9,139,212
Nash-Finch Co.	13,340	523,862
PriceSmart, Inc.	10,766	277,870
Rite Aid Corp. (a)	563,721	491,339
Ruddick Corp.	26,796	867,387
Safeway, Inc.	289,510	5,442,788
Spartan Stores, Inc.	28,988	378,873
SUPERVALU, Inc.	150,305	1,460,965
Susser Holdings Corp. (a)	7,000	81,270
Sysco Corp.	441,408	12,134,306
The Great Atlantic & Pacific Tea Co. (a)(d)	31,419	95,514
The Pantry, Inc. (a)	24,367	458,587
United Natural Foods, Inc. (a)(d)	29,881	1,038,066
Village Super Market, Inc. Class A	3,900	101,127
Wal-Mart Stores, Inc.	1,633,134	81,885,339
Walgreen Co.	745,686	20,044,040
Weis Markets, Inc. (d)	8,654	304,275
Whole Foods Market, Inc. (a)(d)	102,740	3,574,325
Winn-Dixie Stores, Inc. (a)(d)	49,208	322,804
		189,593,615
Food Products - 1.9%
Alico, Inc.	200	4,120
Archer Daniels Midland Co.	444,016	13,666,812
B&G Foods, Inc. Class A	20,013	213,739
Bridgford Foods Corp. (d)	400	4,704

	Shares	Value
Bunge Ltd. (d)	108,679	$ 5,759,987
Cal-Maine Foods, Inc.	13,323	395,427
Calavo Growers, Inc. (d)	5,335	104,726
Campbell Soup Co. (d)	161,675	6,024,011
Chiquita Brands International, Inc. (a)(d)	40,042	502,928
ConAgra Foods, Inc.	334,542	7,222,762
Corn Products International, Inc.	52,298	1,784,931
Darling International, Inc. (a)	67,308	506,156
Dean Foods Co. (a)(d)	127,125	1,300,489
Del Monte Foods Co.	140,731	1,835,132
Diamond Foods, Inc. (d)	21,341	901,230
Dole Food Co., Inc. (d)	26,826	231,777
Farmer Brothers Co.	3,606	51,241
Flowers Foods, Inc.	68,755	1,776,629
Fresh Del Monte Produce, Inc. (a)(d)	34,840	765,435
General Mills, Inc.	481,825	17,422,792
Green Mountain Coffee Roasters, Inc. (a)(d)	91,449	2,818,458
H.J. Heinz Co. (d)	238,494	11,027,963
Hain Celestial Group, Inc. (a)(d)	47,574	1,062,803
Harbinger Group, Inc. (a)	880	5,130
Hershey Co.	117,080	5,440,708
Hormel Foods Corp.	50,498	2,178,989
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,936	39,580
Imperial Sugar Co.	12,258	155,064
J&J Snack Foods Corp.	9,648	364,212
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	37,952
Kellogg Co.	200,674	9,969,484
Kraft Foods, Inc. Class A	1,227,767	36,771,622
Lancaster Colony Corp.	17,449	795,151
Lance, Inc.	38,093	819,380
McCormick & Co., Inc. (non-vtg.)	82,145	3,275,121
Mead Johnson Nutrition Co. Class A	153,967	8,035,538
Omega Protein Corp. (a)	7,368	40,450
Pilgrims Pride Corp. (a)(d)	35,000	219,100
Ralcorp Holdings, Inc. (a)	38,074	2,271,114
Reddy Ice Holdings, Inc. (a)(d)	29,155	61,517
Sanderson Farms, Inc.	20,062	862,867
Sara Lee Corp.	479,753	6,927,633
Seneca Foods Corp. Class A (a)(d)	2,582	64,447
Smart Balance, Inc. (a)	53,000	192,920
Smithfield Foods, Inc. (a)(d)	124,257	2,004,265
Tasty Baking Co.	200	1,284
The J.M. Smucker Co.	87,332	5,107,175
Tootsie Roll Industries, Inc. (d)	13,091	309,079
TreeHouse Foods, Inc. (a)(d)	31,250	1,296,875
Tyson Foods, Inc. Class A	213,118	3,490,873
		166,121,782
Household Products - 2.2%
Cellu Tissue Holdings, Inc.	21,889	166,794
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	40,382	377,168
Church & Dwight Co., Inc.	51,726	3,167,183
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Clorox Co.	103,665	$ 6,719,565
Colgate-Palmolive Co.	378,796	27,970,297
Energizer Holdings, Inc. (a)	48,839	3,079,299
Kimberly-Clark Corp.	320,420	20,635,048
Oil-Dri Corp. of America	750	15,398
Procter & Gamble Co.	2,204,465	131,540,427
Spectrum Brands Holdings, Inc. (a)	14,000	357,140
WD-40 Co.	17,261	607,069
		194,635,388
Personal Products - 0.3%
Alberto-Culver Co.	63,990	1,986,890
Avon Products, Inc.	326,242	9,493,642
Elizabeth Arden, Inc. (a)	20,607	337,337
Estee Lauder Companies, Inc. Class A (d)	88,690	4,972,848
Herbalife Ltd.	49,645	2,759,269
Inter Parfums, Inc. (d)	7,707	126,549
Mannatech, Inc. (a)	6,969	16,098
MediFast, Inc. (a)(d)	11,894	317,808
NBTY, Inc. (a)	40,909	2,229,131
Nu Skin Enterprises, Inc. Class A	48,093	1,229,738
Prestige Brands Holdings, Inc. (a)	32,209	238,347
Revlon, Inc. (a)	12,057	130,818
Schiff Nutrition International, Inc. (d)	9,983	85,954
USANA Health Sciences, Inc. (a)	6,205	263,713
		24,188,142
Tobacco - 1.4%
Alliance One International, Inc. (a)(d)	104,053	364,186
Altria Group, Inc.	1,587,527	35,433,603
Lorillard, Inc.	119,849	9,109,722
Philip Morris International, Inc.	1,422,838	73,190,787
Reynolds American, Inc.	121,511	6,627,210
Star Scientific, Inc. (a)(d)	56,989	84,914
Universal Corp. (d)	18,429	657,178
Vector Group Ltd. (d)	25,347	482,860
		125,950,460
TOTAL CONSUMER STAPLES		901,942,337
ENERGY - 10.0%
Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	86,398
Atwood Oceanics, Inc. (a)(d)	44,460	1,115,057
Baker Hughes, Inc.	317,647	11,937,174
Basic Energy Services, Inc. (a)(d)	29,402	211,106
Boots & Coots/International Well Control, Inc. (a)	29,984	89,352
Bristow Group, Inc. (a)(d)	26,059	859,947
Bronco Drilling Co., Inc. (a)(d)	23,244	91,581
Cal Dive International, Inc. (a)	86,617	395,840
Cameron International Corp. (a)	179,362	6,596,934

	Shares	Value
Carbo Ceramics, Inc. (d)	19,165	$ 1,451,365
Complete Production Services, Inc. (a)	59,235	1,044,905
Dawson Geophysical Co. (a)(d)	9,156	221,209
Diamond Offshore Drilling, Inc. (d)	48,328	2,811,723
Dresser-Rand Group, Inc. (a)(d)	55,969	1,988,019
Dril-Quip, Inc. (a)(d)	21,965	1,161,290
Exterran Holdings, Inc. (a)(d)	50,379	1,114,887
FMC Technologies, Inc. (a)(d)	94,268	5,830,476
Global Geophysical Services, Inc. (a)	17,627	104,176
Global Industries Ltd. (a)(d)	92,739	423,354
Gulf Island Fabrication, Inc.	12,498	185,970
Gulfmark Offshore, Inc. Class A (a)(d)	20,801	560,795
Halliburton Co.	679,289	19,162,743
Helix Energy Solutions Group, Inc. (a)(d)	77,302	703,448
Helmerich & Payne, Inc.	66,558	2,465,308
Hercules Offshore, Inc. (a)(d)	96,203	205,874
Hornbeck Offshore Services, Inc. (a)(d)	48,573	767,453
ION Geophysical Corp. (a)(d)	75,779	259,164
Key Energy Services, Inc. (a)(d)	111,897	896,295
Lufkin Industries, Inc.	27,828	1,075,830
Matrix Service Co. (a)	22,497	191,449
McDermott International, Inc. (a)	175,697	2,252,436
Mitcham Industries, Inc. (a)	1,791	11,498
Nabors Industries Ltd. (a)	207,692	3,256,611
National Oilwell Varco, Inc.	312,633	11,751,874
Natural Gas Services Group, Inc. (a)	22,504	319,557
Newpark Resources, Inc. (a)(d)	99,384	867,622
Oceaneering International, Inc. (a)	41,676	2,084,217
Oil States International, Inc. (a)(d)	41,683	1,718,590
OYO Geospace Corp. (a)(d)	1,552	76,436
Parker Drilling Co. (a)(d)	77,885	282,723
Patterson-UTI Energy, Inc.	107,115	1,581,017
PHI, Inc. (non-vtg.) (a)	17,859	258,956
Pioneer Drilling Co. (a)	54,390	295,882
Pride International, Inc. (a)	112,385	2,646,667
Rowan Companies, Inc. (a)(d)	75,206	1,933,546
RPC, Inc. (d)	19,909	324,716
Schlumberger Ltd.	1,035,710	55,234,414
SEACOR Holdings, Inc. (a)	18,718	1,472,545
Seahawk Drilling, Inc. (a)	17,272	124,358
Superior Energy Services, Inc. (a)	53,741	1,155,432
Superior Well Services, Inc. (a)(d)	41,335	914,744
T-3 Energy Services, Inc. (a)(d)	9,010	198,941
Tesco Corp. (a)	29,100	288,672
TETRA Technologies, Inc. (a)	58,187	488,189
Tidewater, Inc.	33,470	1,341,478
Trico Marine Services, Inc. (a)	3,463	938
Union Drilling, Inc. (a)	1,488	6,949
Unit Corp. (a)(d)	36,543	1,245,020
Willbros Group, Inc. (a)	30,833	241,422
		156,384,572
Oil, Gas & Consumable Fuels - 8.2%
Alon USA Energy, Inc. (d)	10,971	59,463
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. (a)	86,921	$ 3,227,377
American Oil & Gas, Inc. NV (a)(d)	33,354	228,475
Anadarko Petroleum Corp.	379,004	17,430,394
Apache Corp.	257,498	23,136,195
Arch Coal, Inc.	118,866	2,675,674
Atlas Energy, Inc. (a)	57,668	1,568,570
ATP Oil & Gas Corp. (a)(d)	27,153	309,816
Berry Petroleum Co. Class A (d)	37,030	1,005,365
Bill Barrett Corp. (a)(d)	31,882	1,038,078
BPZ Energy, Inc. (a)(d)	90,823	358,751
Brigham Exploration Co. (a)	87,570	1,341,572
Cabot Oil & Gas Corp.	72,694	2,023,801
Callon Petroleum Co. (a)(d)	25,119	92,940
Carrizo Oil & Gas, Inc. (a)(d)	28,358	594,384
Cheniere Energy, Inc. (a)(d)	43,057	104,198
Chesapeake Energy Corp.	495,378	10,244,417
Chevron Corp.	1,533,644	113,735,039
Cimarex Energy Co.	64,000	4,186,880
Clayton Williams Energy, Inc. (a)	9,020	412,936
Clean Energy Fuels Corp. (a)(d)	35,651	515,157
Cloud Peak Energy, Inc.	35,356	559,332
Cobalt International Energy, Inc.	50,900	415,344
Comstock Resources, Inc. (a)(d)	34,313	746,994
Concho Resources, Inc. (a)	56,870	3,322,345
ConocoPhillips	1,060,784	55,616,905
CONSOL Energy, Inc.	169,580	5,460,476
Contango Oil & Gas Co. (a)	23,082	1,012,146
Continental Resources, Inc. (a)(d)	25,537	1,034,759
Crosstex Energy, Inc. (a)(d)	40,800	303,144
CVR Energy, Inc. (a)(d)	42,262	300,905
Delek US Holdings, Inc.	38,177	256,168
Delta Petroleum Corp. (a)(d)	221,863	153,085
Denbury Resources, Inc. (a)(d)	294,127	4,335,432
Devon Energy Corp.	322,047	19,412,993
DHT Holdings, Inc.	69,764	269,987
El Paso Corp.	532,668	6,067,089
Endeavor International Corp. (a)(d)	69,592	82,119
Energy Partners Ltd. (a)	16,192	176,979
EOG Resources, Inc.	191,233	16,612,411
Evergreen Energy, Inc. (a)(d)	2,157	3,818
EXCO Resources, Inc.	127,368	1,713,100
Exxon Mobil Corp.	3,903,008	230,901,894
Forest Oil Corp. (a)(d)	86,764	2,266,276
Frontier Oil Corp.	82,000	960,220
FX Energy, Inc. (a)(d)	15,412	49,473
Gasco Energy, Inc. (a)	113,818	33,007
Gastar Exploration Ltd. (a)	18,757	56,271
General Maritime Corp.	67,360	301,099
Georesources, Inc. (a)	5,987	90,464
GMX Resources, Inc. (a)(d)	86,977	369,652
Goodrich Petroleum Corp. (a)(d)	26,950	357,896

	Shares	Value
Green Plains Renewable Energy, Inc. (a)	6,894	$ 64,114
Gulfport Energy Corp. (a)	16,997	193,256
Harvest Natural Resources, Inc. (a)(d)	38,697	271,266
Hess Corp.	224,867	11,299,567
HKN, Inc. (a)	68	190
Holly Corp. (d)	30,000	780,300
Houston American Energy Corp. (d)	8,657	77,913
Hyperdynamics Corp. (a)(d)	84,243	92,667
International Coal Group, Inc. (a)(d)	105,442	481,870
James River Coal Co. (a)(d)	48,118	761,227
Kodiak Oil & Gas Corp. (a)	87,849	216,109
Magellan Petroleum Corp. (a)	41,755	70,148
Magnum Hunter Resources Corp. (a)(d)	31,385	121,146
Marathon Oil Corp.	538,986	16,433,683
Mariner Energy, Inc. (a)(d)	72,203	1,652,727
Massey Energy Co.	80,771	2,322,166
McMoRan Exploration Co. (a)(d)	70,123	995,045
Murphy Oil Corp.	141,610	7,584,632
Newfield Exploration Co. (a)	98,875	4,746,989
Noble Energy, Inc.	130,428	9,101,266
Northern Oil & Gas, Inc. (a)(d)	24,975	350,649
Oasis Petroleum, Inc. (a)	30,000	494,100
Occidental Petroleum Corp.	621,425	45,413,739
Overseas Shipholding Group, Inc. (d)	20,609	663,610
Pacific Ethanol, Inc. (a)(d)	101,720	58,286
Patriot Coal Corp. (a)(d)	62,301	640,454
Peabody Energy Corp.	204,124	8,736,507
Penn Virginia Corp. (d)	47,991	668,995
Petrohawk Energy Corp. (a)	219,767	3,322,877
Petroleum Development Corp. (a)	23,037	619,695
Petroquest Energy, Inc. (a)(d)	106,651	637,773
Pioneer Natural Resources Co.	85,421	4,939,042
Plains Exploration & Production Co. (a)	101,000	2,411,880
QEP Resources, Inc.	128,553	3,731,894
Quicksilver Resources, Inc. (a)(d)	101,422	1,237,348
Range Resources Corp. (d)	116,939	3,953,708
Rentech, Inc. (a)(d)	148,574	104,002
Resolute Energy Corp. (a)(d)	31,183	333,034
Rex American Resources Corp. (a)	3,513	45,880
Rex Energy Corp. (a)	16,433	185,857
Rosetta Resources, Inc. (a)(d)	40,250	792,925
SandRidge Energy, Inc. (a)(d)	293,549	1,185,938
Ship Finance International Ltd. (NY Shares)	36,305	635,701
SM Energy Co.	42,000	1,595,580
Southern Union Co.	95,245	2,143,013
Southwestern Energy Co. (a)	261,533	8,557,360
Spectra Energy Corp.	482,000	9,803,880
Stone Energy Corp. (a)(d)	36,595	413,889
Sunoco, Inc.	84,200	2,835,856
Swift Energy Co. (a)(d)	27,100	730,345
Syntroleum Corp. (a)	28,735	43,390
Teekay Corp.	38,589	938,099
Tesoro Corp. (d)	105,000	1,179,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Toreador Resources Corp. (a)(d)	11,881	$ 96,474
Ultra Petroleum Corp. (a)	112,569	4,391,317
Uranium Energy Corp. (a)	27,597	70,096
Uranium Resources, Inc. (a)	35,013	22,758
USEC, Inc. (a)(d)	96,626	454,142
Vaalco Energy, Inc. (d)	79,391	451,735
Valero Energy Corp.	422,727	6,666,405
Venoco, Inc. (a)(d)	12,178	215,551
Verenium Corp. (a)(d)	607	1,851
W&T Offshore, Inc.	42,447	383,721
Warren Resources, Inc. (a)	39,635	122,076
Western Refining, Inc. (a)(d)	33,616	146,566
Westmoreland Coal Co. (a)	6,000	55,980
Whiting Petroleum Corp. (a)(d)	36,279	3,077,910
Williams Companies, Inc.	431,208	7,817,801
World Fuel Services Corp. (d)	52,000	1,328,080
		729,504,465
TOTAL ENERGY		885,889,037
FINANCIALS - 16.6%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)(d)	36,689	2,355,801
Ameriprise Financial, Inc.	188,606	8,219,449
Arlington Asset Investment Corp.	5,868	116,421
Artio Global Investors, Inc. Class A	18,629	258,012
Bank of New York Mellon Corp.	929,888	22,568,382
BGC Partners, Inc. Class A	66,078	340,962
BlackRock, Inc. Class A	31,304	4,443,603
Calamos Asset Management, Inc. Class A	25,805	244,115
Charles Schwab Corp.	737,117	9,405,613
Cohen & Steers, Inc.	20,212	431,324
Cowen Group, Inc. Class A (a)	17,367	59,569
Deerfield Capital Corp. (a)	4,533	26,065
Duff & Phelps Corp. Class A	11,475	114,635
E*TRADE Financial Corp. (a)	147,770	1,833,826
Eaton Vance Corp. (non-vtg.)	83,605	2,172,894
Evercore Partners, Inc. Class A	15,609	382,264
FBR Capital Markets Corp. (a)(d)	41,772	142,860
Federated Investors, Inc. Class B (non-vtg.) (d)	71,655	1,494,007
Financial Engines, Inc. (a)(d)	3,460	46,226
Franklin Resources, Inc.	119,801	11,561,995
GAMCO Investors, Inc. Class A	7,076	249,783
GFI Group, Inc.	80,788	361,930
Gleacher & Co., Inc. (a)	42,081	70,696
GLG Partners, Inc. (a)(d)	221,482	990,025
Goldman Sachs Group, Inc.	329,975	45,186,777
Greenhill & Co., Inc. (d)	21,320	1,501,568
HFF, Inc. (a)	4,989	39,762

	Shares	Value
International Assets Holding Corp. (a)(d)	3,399	$ 55,642
Invesco Ltd.	322,744	5,841,666
Investment Technology Group, Inc. (a)	32,927	437,600
Janus Capital Group, Inc. (d)	156,315	1,419,340
Jefferies Group, Inc. (d)	90,236	2,031,212
JMP Group, Inc.	3,457	19,809
KBW, Inc.	25,676	564,102
Knight Capital Group, Inc. Class A (a)(d)	70,244	834,499
LaBranche & Co., Inc. (a)(d)	68,828	267,741
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,526
Legg Mason, Inc.	116,767	2,957,708
MF Global Holdings Ltd. (a)(d)	84,807	559,726
Morgan Stanley	975,646	24,088,700
National Holdings Corp. (a)	1,200	588
Northern Trust Corp.	187,328	8,643,314
optionsXpress Holdings, Inc. (a)(d)	43,413	618,201
Paulson Capital Corp. (a)(d)	3,105	3,819
Penson Worldwide, Inc. (a)(d)	22,876	105,458
Piper Jaffray Companies (a)(d)	16,738	462,304
Raymond James Financial, Inc.	71,722	1,655,344
Safeguard Scientifics, Inc. (a)(d)	23,968	275,632
Sanders Morris Harris Group, Inc. (d)	28,032	144,365
SEI Investments Co.	112,087	1,983,940
Siebert Financial Corp. (a)	2,700	5,778
State Street Corp.	374,300	13,130,444
Stifel Financial Corp. (a)(d)	25,626	1,109,093
SWS Group, Inc.	28,138	202,875
T. Rowe Price Group, Inc.	193,849	8,486,709
TD Ameritrade Holding Corp. (a)	178,265	2,604,452
Teton Advisors, Inc. (a)	106	742
TradeStation Group, Inc. (a)(d)	56,768	333,228
U.S. Global Investments, Inc. Class A	8,884	49,484
Virtus Investment Partners, Inc. (a)	3,567	94,633
Waddell & Reed Financial, Inc. Class A	60,354	1,388,746
Westwood Holdings Group, Inc.	1,501	45,931
		195,042,915
Commercial Banks - 3.0%
1st Source Corp.	10,000	162,200
Alliance Financial Corp.	3,000	85,290
Ameris Bancorp (d)	16,909	132,567
Arrow Financial Corp.	8,096	184,589
Associated Banc-Corp.	124,600	1,502,676
BancFirst Corp.	9,220	342,984
BancorpSouth, Inc.	71,921	916,993
BancTrust Financial Group, Inc. (a)(d)	4,882	14,939
Bank of Granite Corp. (a)(d)	15,998	14,078
Bank of Hawaii Corp.	35,000	1,563,100
Bank of the Ozarks, Inc.	28,624	1,051,646
Banner Corp. (d)	51,423	105,417
Bar Harbor Bankshares (d)	3,125	86,875
BB&T Corp.	530,464	11,733,864
BCB Bancorp, Inc.	3,273	28,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	17,874	$ 794,321
Boston Private Financial Holdings, Inc. (d)	58,029	363,842
Bryn Mawr Bank Corp.	2,149	35,072
Capital City Bank Group, Inc.	6,535	71,493
CapitalSource, Inc.	227,700	1,149,885
Capitol Bancorp Ltd. (a)(d)	7,732	8,428
Cardinal Financial Corp.	10,620	97,492
Cascade Bancorp (a)(d)	17,960	9,698
Cathay General Bancorp	49,559	475,271
Center Bancorp, Inc.	5,692	41,722
Central Pacific Financial Corp. (a)(d)	43,309	67,995
Chemical Financial Corp.	23,201	448,243
CIT Group, Inc. (a)(d)	133,464	4,895,460
Citizens & Northern Corp.	10,210	107,613
Citizens Banking Corp., Michigan (a)	281,585	219,636
City Holding Co. (d)	25,793	736,390
City National Corp. (d)	38,448	1,862,421
CoBiz, Inc.	28,248	150,562
Columbia Banking Systems, Inc.	23,838	424,555
Comerica, Inc.	133,116	4,580,522
Commerce Bancshares, Inc.	55,202	1,972,367
Community Bank System, Inc. (d)	31,618	713,934
Community Capital Corp. (a)	483	1,565
Community Trust Bancorp, Inc.	13,467	354,721
Cullen/Frost Bankers, Inc.	44,600	2,285,750
CVB Financial Corp. (d)	87,295	596,225
Danvers Bancorp, Inc.	12,572	189,460
East West Bancorp, Inc.	122,111	1,785,263
Eastern Virgina Bankshares, Inc.	955	3,314
Enterprise Financial Services Corp.	4,000	32,400
Fidelity Southern Corp.	3,599	23,286
Fifth Third Bancorp	598,702	6,615,657
Financial Institutions, Inc.	2,005	28,792
First Bancorp, North Carolina	10,694	129,825
First Bancorp, Puerto Rico (a)(d)	61,810	22,505
First Busey Corp.	42,707	182,786
First Citizen Bancshares, Inc.	4,345	729,830
First Commonwealth Financial Corp.	70,774	350,331
First Community Bancshares, Inc.	8,000	103,280
First Financial Bancorp, Ohio	45,155	720,222
First Financial Bankshares, Inc. (d)	21,831	975,191
First Financial Corp., Indiana (d)	10,280	295,447
First Horizon National Corp. (d)	169,698	1,710,556
First Interstate Bancsystem, Inc.	5,000	57,100
First M&F Corp.	2,524	9,717
First Merchants Corp.	29,096	224,912
First Midwest Bancorp, Inc., Delaware	52,332	574,605
First United Corp.	3,511	14,290
FirstMerit Corp.	76,880	1,330,024
FNB Corp., North Carolina (a)(d)	2,866	1,834

	Shares	Value
FNB Corp., Pennsylvania	100,799	$ 783,208
Fulton Financial Corp.	155,049	1,283,806
Glacier Bancorp, Inc.	58,280	806,595
Great Southern Bancorp, Inc. (d)	7,927	159,174
Green Bankshares, Inc. (a)(d)	8,074	54,500
Guaranty Bancorp (a)	16,227	23,042
Hancock Holding Co.	29,737	809,441
Hanmi Financial Corp. (a)(d)	244,842	296,259
Hawthorn Bancshares, Inc.	1,549	13,926
Heartland Financial USA, Inc.	8,001	112,414
Heritage Commerce Corp. (a)	7,114	23,547
Heritage Financial Corp., Washington (a)(d)	1,630	20,701
Home Bancshares, Inc.	29,199	628,946
Hudson Valley Holding Corp.	5,755	93,576
Huntington Bancshares, Inc.	532,328	2,816,015
IBERIABANK Corp.	22,732	1,108,185
Independent Bank Corp., Massachusetts	30,181	632,896
Independent Bank Corp., Michigan	13,306	2,528
Integra Bank Corp. (a)(d)	11,329	7,907
International Bancshares Corp.	45,000	702,000
Intervest Bancshares Corp. Class A (a)	7,165	15,405
Investors Bancorp, Inc. (a)	40,000	424,800
KeyCorp	665,054	4,901,448
Lakeland Bancorp, Inc.	10,000	79,200
Lakeland Financial Corp.	8,000	148,320
M&T Bank Corp.	65,274	5,590,065
Macatawa Bank Corp. (a)(d)	13,284	18,199
MainSource Financial Group, Inc.	8,776	53,270
Marshall & Ilsley Corp.	391,717	2,565,746
MB Financial, Inc.	34,327	514,218
MBT Financial Corp. (a)(d)	1,800	2,628
Merchants Bancshares, Inc.	4,149	97,045
Metro Bancorp, Inc. (a)	8,799	81,391
Midsouth Bancorp, Inc.	4,009	49,070
Nara Bancorp, Inc. (a)	35,918	214,430
National Penn Bancshares, Inc.	140,507	816,346
NBT Bancorp, Inc.	31,130	635,675
NewBridge Bancorp (a)	8,389	29,026
North Valley Bancorp (a)	4,941	8,400
Northern States Financial Corp. (a)	1,314	2,260
Northrim Bancorp, Inc.	3,414	54,931
Northway Financial, Inc.	998	7,735
Old National Bancorp, Indiana	71,743	661,470
Old Second Bancorp, Inc. (d)	21,643	17,966
OmniAmerican Bancorp, Inc. (a)	8,000	88,960
Oriental Financial Group, Inc.	23,277	308,420
Pacific Capital Bancorp (a)(d)	107,005	87,733
Pacific Capital Bancorp rights (a)	1,640,921	16
Pacific Premier Bancorp, Inc. (a)	40	164
PacWest Bancorp	40,763	695,417
Park National Corp. (d)	10,079	605,244
Peoples Bancorp, Inc. (d)	1,660	20,069
Peoples Financial Corp., Mississippi	3,102	44,669
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)(d)	34,998	$ 299,583
PNC Financial Services Group, Inc.	402,184	20,495,297
Popular, Inc. (a)	455,721	1,166,646
Preferred Bank, Los Angeles California (a)	6,582	10,794
Premier Financial Bancorp, Inc.	134	898
Princeton National Bancorp, Inc. (d)	2,956	16,406
PrivateBancorp, Inc. (d)	49,798	520,887
Prosperity Bancshares, Inc.	38,585	1,097,743
Regions Financial Corp.	900,505	5,790,247
Renasant Corp. (d)	26,193	351,248
Republic Bancorp, Inc., Kentucky Class A	21,178	411,277
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,140	8,321
S&T Bancorp, Inc. (d)	33,224	563,811
S.Y. Bancorp, Inc.	7,621	180,694
Sandy Spring Bancorp, Inc.	12,869	188,273
SCBT Financial Corp.	10,000	287,500
Seacoast Banking Corp., Florida (a)	15,254	18,457
Shore Bancshares, Inc.	3,440	33,230
Signature Bank, New York (a)(d)	35,833	1,309,338
Simmons First National Corp. Class A	10,974	278,520
Smithtown Bancorp, Inc. (d)	21,154	78,058
South Financial Group, Inc.	168,667	47,682
Southside Bancshares, Inc.	10,593	192,157
Southwest Bancorp, Inc., Oklahoma	17,968	213,999
State Bancorp, Inc., New York (d)	4,423	37,507
StellarOne Corp.	13,915	143,951
Sterling Bancorp, New York	19,177	166,840
Sterling Bancshares, Inc. (d)	95,935	475,838
Sterling Financial Corp., Washington (a)(d)	32,433	18,960
Suffolk Bancorp (d)	11,495	270,707
Sun Bancorp, Inc., New Jersey (a)(d)	3,985	19,925
SunTrust Banks, Inc.	380,701	8,561,965
Superior Bancorp (a)(d)	3,571	3,750
Susquehanna Bancshares, Inc., Pennsylvania (d)	126,421	999,990
SVB Financial Group (a)(d)	30,500	1,133,685
Synovus Financial Corp. (d)	359,778	741,143
Taylor Capital Group, Inc. (a)(d)	7,332	70,900
TCF Financial Corp. (d)	118,445	1,691,395
Texas Capital Bancshares, Inc. (a)(d)	37,386	572,006
TIB Financial Corp. (d)	2,277	865
TIB Financial Corp. rights (a)	22,770	5,237
Tompkins Financial Corp.	7,085	260,303
TowneBank (d)	21,000	300,300
Trico Bancshares	14,031	194,610
Trustmark Corp.	48,414	923,255
U.S. Bancorp, Delaware	1,473,419	30,647,115
UMB Financial Corp.	26,040	830,155
Umpqua Holdings Corp.	85,601	890,250

	Shares	Value
Union/First Market Bankshares Corp.	7,261	$ 84,228
United Bankshares, Inc., West Virginia (d)	33,000	759,330
United Community Banks, Inc., Georgia (d)	79,388	196,882
Univest Corp. of Pennsylvania	4,000	64,000
Valley National Bancorp	115,762	1,508,379
Virginia Commerce Bancorp, Inc. (a)(d)	28,207	155,703
VIST Financial Corp.	1,594	11,477
Washington Banking Co., Oak Harbor	6,532	78,776
Washington Trust Bancorp, Inc. (d)	8,654	156,551
Webster Financial Corp.	50,087	805,900
Wells Fargo & Co.	3,742,012	88,124,383
WesBanco, Inc.	21,326	325,222
West Coast Bancorp (d)	21,337	50,355
Westamerica Bancorp.	26,362	1,336,026
Western Alliance Bancorp. (a)(d)	56,306	344,593
Whitney Holding Corp. (d)	69,748	518,228
Wilmington Trust Corp., Delaware (d)	66,212	582,666
Wilshire Bancorp, Inc. (d)	14,330	88,846
Wintrust Financial Corp.	31,370	902,201
Zions Bancorporation (d)	122,258	2,253,215
		266,588,159
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	28,794	96,460
American Express Co.	814,555	32,476,308
AmeriCredit Corp. (a)	46,555	1,126,631
Capital One Financial Corp.	348,976	13,212,231
Cardtronics, Inc. (a)	16,623	230,229
Cash America International, Inc. (d)	22,062	675,759
CompuCredit Holdings Corp.	12,844	56,128
Consumer Portfolio Services, Inc. (a)	2,866	2,321
Credit Acceptance Corp. (a)	4,022	227,846
Discover Financial Services	408,461	5,926,769
Dollar Financial Corp. (a)(d)	20,747	401,247
EZCORP, Inc. (non-vtg.) Class A (a)(d)	38,049	684,121
First Cash Financial Services, Inc. (a)(d)	23,673	564,838
First Marblehead Corp. (a)(d)	60,351	123,720
Nelnet, Inc. Class A	25,839	566,132
Rewards Network, Inc.	939	13,015
SLM Corp. (a)	362,723	4,008,089
Student Loan Corp.	1,260	23,499
World Acceptance Corp. (a)	17,760	723,720
		61,139,063
Diversified Financial Services - 3.4%
Asset Acceptance Capital Corp. (a)(d)	7,523	28,813
Asta Funding, Inc. (d)	5,197	42,356
Bank of America Corp.	7,580,230	94,373,864
CBOE Holdings, Inc. (d)	9,477	198,164
Citigroup, Inc. (a)	16,093,977	59,869,594
CME Group, Inc.	50,894	12,625,784
Encore Capital Group, Inc. (a)	11,268	223,219
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Interactive Brokers Group, Inc. (a)(d)	44,702	$ 723,725
IntercontinentalExchange, Inc. (a)	54,681	5,225,316
JPMorgan Chase & Co.	3,038,016	110,462,262
Leucadia National Corp. (a)(d)	141,487	3,020,747
Life Partners Holdings, Inc. (d)	17,373	256,599
MarketAxess Holdings, Inc.	26,498	405,154
Marlin Business Services Corp. (a)	13,466	131,294
Medallion Financial Corp.	100	705
MicroFinancial, Inc.	100	397
Moody's Corp.	148,805	3,145,738
MSCI, Inc. Class A (a)	82,609	2,470,009
NewStar Financial, Inc. (a)	20,000	134,200
NYSE Euronext	191,967	5,325,165
PHH Corp. (a)(d)	54,943	1,016,995
PICO Holdings, Inc. (a)(d)	16,549	462,048
Portfolio Recovery Associates, Inc. (a)	12,533	798,352
Resource America, Inc. Class A	2,747	13,982
The NASDAQ Stock Market, Inc. (a)	115,446	2,067,638
		303,022,120
Insurance - 4.2%
21st Century Holding Co.	1,486	5,364
AFLAC, Inc.	356,076	16,824,591
Alleghany Corp.	5,090	1,515,039
Allied World Assurance Co. Holdings Ltd.	27,000	1,359,990
Allstate Corp.	380,360	10,497,936
AMBAC Financial Group, Inc. (a)(d)	410,618	224,197
American Equity Investment Life Holding Co. (d)	59,688	566,439
American Financial Group, Inc.	55,143	1,586,464
American Independence Corp. (a)	587	2,788
American International Group, Inc. (a)(d)	92,548	3,140,154
American National Insurance Co.	12,119	927,831
American Physicians Capital, Inc.	15,330	633,742
Amerisafe, Inc. (a)(d)	26,805	470,964
Amtrust Financial Services, Inc. (d)	27,691	377,982
Aon Corp. (d)	184,786	6,696,645
Arch Capital Group Ltd. (a)(d)	36,093	2,880,221
Argo Group International Holdings, Ltd.	30,409	926,562
Arthur J. Gallagher & Co. (d)	72,973	1,813,379
Aspen Insurance Holdings Ltd.	52,864	1,501,338
Assurant, Inc.	85,940	3,141,966
Assured Guaranty Ltd.	133,163	2,057,368
Axis Capital Holdings Ltd.	86,870	2,682,546
Baldwin & Lyons, Inc. Class B	4,120	91,423
Berkshire Hathaway, Inc. Class B (a)(d)	1,460,279	115,040,780
Brown & Brown, Inc.	86,485	1,646,674
Cincinnati Financial Corp. (d)	101,381	2,704,845
Citizens, Inc. Class A (a)(d)	10,251	69,092
CNA Financial Corp. (a)	15,858	412,625
CNA Surety Corp. (a)	10,202	170,986

	Shares	Value
CNO Financial Group, Inc. (a)(d)	192,391	$ 910,009
Crawford & Co. Class B (a)(d)	12,173	32,502
Delphi Financial Group, Inc. Class A	36,189	807,015
Donegal Group, Inc. Class A	4,000	43,840
eHealth, Inc. (a)(d)	26,465	268,090
EMC Insurance Group	5,875	120,908
Employers Holdings, Inc.	42,267	619,634
Endurance Specialty Holdings Ltd.	38,455	1,416,682
Enstar Group Ltd. (a)(d)	5,811	404,562
Erie Indemnity Co. Class A	22,010	1,155,525
Everest Re Group Ltd.	42,336	3,350,471
FBL Financial Group, Inc. Class A	15,106	347,438
Fidelity National Financial, Inc. Class A	156,945	2,277,272
First Acceptance Corp. (a)	4,717	8,255
First American Financial Corp.	116,084	1,721,526
First Mercury Financial Corp.	26,399	240,495
Flagstone Reinsurance Holdings Ltd.	22,474	226,313
FPIC Insurance Group, Inc. (a)(d)	16,239	492,854
Gainsco, Inc. (a)	24	176
Genworth Financial, Inc. Class A (a)	371,605	4,024,482
Global Indemnity PLC (a)	15,947	263,444
Greenlight Capital Re, Ltd. (a)	18,783	434,263
Hanover Insurance Group, Inc. (d)	35,000	1,518,300
Harleysville Group, Inc.	9,568	305,028
Hartford Financial Services Group, Inc.	332,493	6,703,059
HCC Insurance Holdings, Inc.	77,000	1,942,710
Hilltop Holdings, Inc. (a)	49,607	489,621
Horace Mann Educators Corp.	44,112	723,437
Independence Holding Co.	2,923	19,292
Infinity Property & Casualty Corp.	16,435	761,762
Investors Title Co.	1,263	36,627
Kansas City Life Insurance Co.	1,314	40,024
Lincoln National Corp.	229,662	5,364,904
Loews Corp.	258,495	9,083,514
Maiden Holdings Ltd.	60,916	446,514
Markel Corp. (a)(d)	7,102	2,327,467
Marsh & McLennan Companies, Inc.	411,065	9,750,462
MBIA, Inc. (a)(d)	150,430	1,408,025
Meadowbrook Insurance Group, Inc.	54,430	467,554
Mercury General Corp.	16,723	655,876
MetLife, Inc.	443,493	16,675,337
Montpelier Re Holdings Ltd.	74,764	1,184,262
National Financial Partners Corp. (a)(d)	44,490	473,374
National Security Group, Inc.	1,845	18,911
National Western Life Insurance Co. Class A	1,133	145,092
Navigators Group, Inc. (a)(d)	13,450	562,614
Nymagic, Inc.	5,552	141,743
Old Republic International Corp. (d)	172,132	2,199,847
OneBeacon Insurance Group Ltd.	23,931	312,300
PartnerRe Ltd.	57,406	4,273,877
Phoenix Companies, Inc. (a)(d)	71,358	127,017
Platinum Underwriters Holdings Ltd.	39,456	1,586,526
PMA Capital Corp. Class A (a)	23,448	162,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Presidential Life Corp.	6,351	$ 54,873
Primerica, Inc.	14,313	301,002
Principal Financial Group, Inc. (d)	226,295	5,216,100
ProAssurance Corp. (a)	21,839	1,156,375
Progressive Corp.	478,860	9,481,428
Protective Life Corp.	64,249	1,200,171
Prudential Financial, Inc.	351,862	17,793,661
Reinsurance Group of America, Inc.	53,394	2,335,454
RenaissanceRe Holdings Ltd.	45,609	2,590,135
RLI Corp. (d)	16,051	842,035
Safety Insurance Group, Inc.	17,332	706,279
SeaBright Insurance Holdings, Inc.	44,303	313,222
Selective Insurance Group, Inc.	40,110	596,035
StanCorp Financial Group, Inc. (d)	43,542	1,551,401
State Auto Financial Corp.	7,238	101,187
Stewart Information Services Corp. (d)	24,933	260,051
Symetra Financial Corp.	66,009	708,937
The Chubb Corp.	250,331	13,798,245
The Travelers Companies, Inc.	379,749	18,600,106
Torchmark Corp.	60,491	2,985,231
Tower Group, Inc.	37,952	814,450
Transatlantic Holdings, Inc.	43,978	2,096,431
Unico American Corp.	4,102	38,354
United Fire & Casualty Co.	23,328	471,925
Unitrin, Inc.	41,693	992,293
Universal Insurance Holdings, Inc.	18,086	75,238
Unum Group	252,914	5,070,926
UTG, Inc. (a)	300	2,895
Validus Holdings Ltd.	56,912	1,449,549
W.R. Berkley Corp.	93,553	2,465,122
Wesco Financial Corp.	700	253,778
White Mountains Insurance Group Ltd.	6,705	2,035,504
XL Capital Ltd. Class A	246,803	4,420,242
		369,821,424
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust (SBI)	35,164	630,842
Agree Realty Corp.	8,779	208,501
Alexanders, Inc.	2,401	731,225
Alexandria Real Estate Equities, Inc. (d)	29,232	2,027,824
AMB Property Corp. (SBI) (d)	122,264	2,908,661
American Campus Communities, Inc.	48,771	1,452,888
American Capital Agency Corp. (d)	28,747	783,068
Annaly Capital Management, Inc.	471,383	8,192,637
Anworth Mortgage Asset Corp. (d)	153,178	1,043,142
Apartment Investment & Management Co. Class A (d)	81,372	1,663,244
Arbor Realty Trust, Inc. (a)	16,496	75,057
Ashford Hospitality Trust, Inc. (a)(d)	84,350	677,331
Associated Estates Realty Corp. (d)	27,322	370,486
AvalonBay Communities, Inc. (d)	61,734	6,495,651
BioMed Realty Trust, Inc.	96,284	1,645,494

	Shares	Value
Boston Properties, Inc. (d)	102,792	$ 8,367,269
Brandywine Realty Trust (SBI)	94,156	1,034,774
BRE Properties, Inc.	46,920	1,918,090
BRT Realty Trust	6,477	34,328
Camden Property Trust (SBI)	44,453	2,034,169
Capital Trust, Inc. Class A (a)(d)	10,158	16,964
CapLease, Inc.	36,578	188,011
Capstead Mortgage Corp. (d)	62,067	721,219
CBL & Associates Properties, Inc. (d)	115,279	1,406,404
Cedar Shopping Centers, Inc.	41,816	230,824
Chesapeake Lodging Trust (a)	21,388	350,335
Chimera Investment Corp.	533,250	2,095,673
Cogdell Spencer, Inc.	16,093	99,455
Cohen & Co., Inc.	8,005	36,743
Colonial Properties Trust (SBI)	71,025	1,126,457
Colony Financial, Inc.	9,187	162,794
CommonWealth REIT	53,601	1,292,856
Corporate Office Properties Trust (SBI)	46,820	1,690,202
Cousins Properties, Inc.	71,494	469,716
Crexus Investment Corp.	10,069	120,123
Cypress Sharpridge Investments, Inc.	7,248	97,631
DCT Industrial Trust, Inc. (d)	180,385	835,183
Developers Diversified Realty Corp.	136,499	1,414,130
DiamondRock Hospitality Co. (d)	107,551	942,147
Digital Realty Trust, Inc.	59,037	3,499,123
Douglas Emmett, Inc. (d)	104,380	1,682,606
Duke Realty LP	187,138	2,097,817
DuPont Fabros Technology, Inc. (d)	45,229	1,117,609
EastGroup Properties, Inc.	28,128	991,512
Education Realty Trust, Inc.	39,031	266,972
Entertainment Properties Trust (SBI)	30,292	1,305,282
Equity Lifestyle Properties, Inc.	24,648	1,275,041
Equity One, Inc.	19,708	315,131
Equity Residential (SBI)	214,789	9,843,780
Essex Property Trust, Inc. (d)	22,071	2,334,450
Excel Trust, Inc. (a)	35,087	389,115
Extra Space Storage, Inc.	77,216	1,180,633
Federal Realty Investment Trust (SBI) (d)	41,592	3,297,830
FelCor Lodging Trust, Inc. (a)(d)	96,391	383,636
First Industrial Realty Trust, Inc. (a)(d)	40,295	171,254
First Potomac Realty Trust	52,304	775,668
Franklin Street Properties Corp. (d)	67,924	796,749
Getty Realty Corp. (d)	26,651	661,744
Gladstone Commercial Corp.	1,075	18,135
Glimcher Realty Trust	64,546	383,403
Government Properties Income Trust	20,727	532,062
Gramercy Capital Corp. (a)(d)	15,559	21,316
Hatteras Financial Corp. (d)	33,076	958,542
HCP, Inc.	222,723	7,844,304
Health Care REIT, Inc. (d)	87,378	4,014,145
Healthcare Realty Trust, Inc.	50,617	1,184,944
Hersha Hospitality Trust (d)	95,204	451,267
Highwoods Properties, Inc. (SBI) (d)	47,000	1,470,160
Home Properties, Inc. (d)	32,547	1,643,624
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust (SBI)	88,919	$ 1,738,366
Host Hotels & Resorts, Inc.	492,179	6,462,310
Inland Real Estate Corp.	49,435	381,144
Invesco Mortgage Capital, Inc.	32,210	673,833
Investors Real Estate Trust (d)	81,254	666,283
iStar Financial, Inc. (a)(d)	83,192	290,340
Kilroy Realty Corp. (d)	46,235	1,438,371
Kimco Realty Corp.	286,290	4,268,584
Kite Realty Group Trust	25,000	104,250
LaSalle Hotel Properties (SBI)	49,295	1,038,646
Lexington Corporate Properties Trust	126,084	840,980
Liberty Property Trust (SBI)	82,573	2,507,742
LTC Properties, Inc.	31,300	772,484
Mack-Cali Realty Corp.	54,500	1,681,325
Medical Properties Trust, Inc.	102,197	1,005,618
MFA Financial, Inc.	203,114	1,496,950
Mid-America Apartment Communities, Inc. (d)	25,168	1,421,237
Mission West Properties, Inc.	21,235	141,000
Monmouth Real Estate Investment Corp. Class A	6,448	46,103
MPG Office Trust, Inc. (a)(d)	23,156	52,333
National Health Investors, Inc.	21,217	889,417
National Retail Properties, Inc. (d)	52,876	1,288,059
Nationwide Health Properties, Inc.	83,896	3,227,479
NorthStar Realty Finance Corp. (d)	106,156	337,576
Omega Healthcare Investors, Inc.	63,998	1,372,757
One Liberty Properties, Inc.	13,099	187,840
Parkway Properties, Inc.	38,052	556,320
Pebblebrook Hotel Trust (a)	28,263	501,386
Pennsylvania Real Estate Investment Trust (SBI)	63,690	666,197
Pennymac Mortgage Investment Trust	24,813	433,483
Piedmont Office Realty Trust, Inc. Class A	46,715	857,687
Plum Creek Timber Co., Inc. (d)	114,000	3,929,580
Post Properties, Inc.	42,576	1,081,430
Potlatch Corp.	30,259	1,013,677
ProLogis Trust	350,477	3,802,675
PS Business Parks, Inc.	15,160	853,053
Public Storage	105,891	10,379,436
RAIT Financial Trust (SBI) (a)(d)	74,227	100,206
Ramco-Gershenson Properties Trust (SBI)	27,394	285,993
Rayonier, Inc.	56,000	2,648,800
Realty Income Corp. (d)	72,902	2,375,876
Redwood Trust, Inc.	60,106	830,064
Regency Centers Corp. (d)	55,242	2,014,123
Resource Capital Corp.	19,474	115,286
Saul Centers, Inc.	10,424	430,928
Senior Housing Properties Trust (SBI)	78,327	1,840,685
Simon Property Group, Inc.	219,418	19,846,358
SL Green Realty Corp. (d)	57,413	3,460,856

	Shares	Value
Sovran Self Storage, Inc. (d)	25,331	$ 956,752
Starwood Property Trust, Inc.	32,660	621,193
Strategic Hotel & Resorts, Inc. (a)	85,107	303,832
Sun Communities, Inc. (d)	32,457	928,595
Sunstone Hotel Investors, Inc. (a)	71,009	608,547
Tanger Factory Outlet Centers, Inc. (d)	36,777	1,699,833
Taubman Centers, Inc. (d)	39,289	1,630,101
Terreno Realty Corp.	12,752	220,992
The Macerich Co.	95,345	3,949,190
Transcontinental Realty Investors, Inc. (a)	600	5,820
U-Store-It Trust (d)	59,670	477,360
UDR, Inc.	124,295	2,557,991
UMH Properties, Inc.	5,458	51,796
Universal Health Realty Income Trust (SBI)	9,854	313,456
Urstadt Biddle Properties, Inc.	365	5,698
Urstadt Biddle Properties, Inc. Class A	30,152	553,591
Ventas, Inc. (d)	114,000	5,758,140
Vornado Realty Trust (d)	134,596	10,910,352
Walter Investment Management Corp.	14,410	233,586
Washington (REIT) (SBI)	40,563	1,242,850
Weingarten Realty Investors (SBI)	90,424	1,824,756
Winthrop Realty Trust	5,716	78,309
		233,787,268
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)(d)	1,964	34,213
Brookfield Properties Corp.	207,660	2,975,892
CB Richard Ellis Group, Inc. Class A (a)	218,129	3,581,678
Consolidated-Tomoka Land Co.	2,829	76,553
Forest City Enterprises, Inc. Class A (a)(d)	83,148	937,078
Forestar Group, Inc. (a)(d)	26,562	395,243
Grubb & Ellis Co. (a)(d)	43,653	47,582
Hudson Pacific Properties, Inc.	10,000	165,000
Jones Lang LaSalle, Inc.	30,032	2,267,716
Kennedy-Wilson Holdings, Inc. (a)(d)	24,000	237,600
Maui Land & Pineapple, Inc. (a)	300	1,350
Tejon Ranch Co. (a)(d)	10,008	212,570
The St. Joe Co. (a)(d)	66,000	1,589,280
Thomas Properties Group, Inc. (d)	17,236	53,949
		12,575,704
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc. (a)(d)	23,617	14,879
Astoria Financial Corp.	81,000	976,860
Bank Mutual Corp.	51,972	264,537
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	2,150	2,387
BankFinancial Corp.	10,309	92,781
BCSB Bancorp, Inc. (a)	1,892	18,163
Beneficial Mutual Bancorp, Inc. (a)(d)	40,486	337,653
Berkshire Hills Bancorp, Inc.	10,481	185,356
BofI Holding, Inc. (a)	7,273	82,476
Brookline Bancorp, Inc., Delaware	88,886	831,973
Camco Financial Corp. (a)	404	788
Capitol Federal Financial (d)	23,152	594,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
CFS Bancorp, Inc.	800	$ 3,704
Charter Financial Corp., Georgia	976	9,565
Citizens South Banking Corp., Delaware	4,457	23,399
Clifton Savings Bancorp, Inc. (d)	17,436	143,150
Dime Community Bancshares, Inc. (d)	60,270	752,772
Doral Financial Corp. (a)(d)	1,074	1,450
ESB Financial Corp. (d)	6,022	74,010
ESSA Bancorp, Inc.	5,000	55,900
Fannie Mae (a)(d)	968,178	300,232
Farmer Mac Class C (non-vtg.)	7,000	76,510
First Defiance Financial Corp.	3,662	33,507
First Financial Holdings, Inc.	7,180	64,907
First Financial Service Corp.	2,933	15,956
First Niagara Financial Group, Inc. (d)	162,552	1,835,212
First Place Financial Corp.	7,637	27,799
Flagstar Bancorp, Inc. (a)	31,445	71,695
Flushing Financial Corp.	14,744	159,678
Freddie Mac (a)	549,453	183,243
Guaranty Federal Bancshares, Inc. (a)	1,075	6,063
HF Financial Corp.	3,182	30,547
Hingham Institution for Savings	1,751	65,207
Hudson City Bancorp, Inc.	373,558	4,305,256
Indiana Community Bancorp	2,634	32,635
MGIC Investment Corp. (a)(d)	163,699	1,181,907
NASB Financial, Inc. (d)	1,400	18,844
New York Community Bancorp, Inc. (d)	329,647	5,238,091
NewAlliance Bancshares, Inc.	81,735	1,000,436
Northwest Bancshares, Inc.	45,192	485,814
OceanFirst Financial Corp.	6,806	77,112
Ocwen Financial Corp. (a)(d)	53,024	481,988
Oritani Financial Corp.	6,450	60,695
Parkvale Financial Corp.	597	3,809
People's United Financial, Inc.	306,237	3,895,335
Provident Financial Holdings, Inc.	1,612	8,624
Provident Financial Services, Inc.	61,712	707,837
Provident New York Bancorp	51,443	415,145
PVF Capital Corp. (a)	13,862	24,120
Radian Group, Inc.	98,845	625,689
Riverview Bancorp, Inc. (a)	7,997	14,475
TF Financial Corp.	1,890	39,596
TFS Financial Corp.	93,938	863,290
The PMI Group, Inc. (a)(d)	121,310	373,635
Timberland Bancorp, Inc.	5,856	23,424
Tree.com, Inc. (a)	3,810	27,737
Trustco Bank Corp., New York	74,801	397,941
United Community Financial Corp., Ohio (a)	12,927	16,288
ViewPoint Financial Group	14,000	126,000
Washington Federal, Inc.	86,849	1,239,335

	Shares	Value
Westfield Financial, Inc.	30,000	$ 227,400
WSFS Financial Corp.	4,835	173,915
		29,422,812
TOTAL FINANCIALS		1,471,399,465
HEALTH CARE - 11.7%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	237	353
Abraxis BioScience, Inc. (a)	2,220	162,815
Acadia Pharmaceuticals, Inc. (a)	22,950	23,180
Achillion Pharmaceuticals, Inc. (a)	33,302	87,251
Acorda Therapeutics, Inc. (a)(d)	30,000	903,600
ADVENTRX Pharmaceuticals, Inc. (a)(d)	16,006	28,011
Affymax, Inc. (a)(d)	4,662	26,200
Alexion Pharmaceuticals, Inc. (a)	66,653	3,763,895
Alkermes, Inc. (a)(d)	76,000	1,007,760
Allos Therapeutics, Inc. (a)(d)	86,420	315,433
Alnylam Pharmaceuticals, Inc. (a)(d)	32,109	439,893
AMAG Pharmaceuticals, Inc. (a)(d)	17,373	437,800
Amgen, Inc. (a)	737,197	37,626,535
Amylin Pharmaceuticals, Inc. (a)(d)	103,288	2,121,536
Anadys Pharmaceuticals, Inc. (a)	20,000	34,000
Anthera Pharmaceuticals, Inc.	14,176	53,869
Antigenics, Inc. (a)	5,388	4,149
Arena Pharmaceuticals, Inc. (a)(d)	85,575	557,093
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	297,311
ArQule, Inc. (a)(d)	4,060	21,193
Array Biopharma, Inc. (a)	66,004	177,551
AVEO Pharmaceuticals, Inc.	10,644	92,816
AVI BioPharma, Inc. (a)(d)	105,582	220,666
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	33,140	157,084
Biogen Idec, Inc. (a)	193,195	10,393,891
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	1,729,236
Biosante Pharmaceuticals, Inc. (a)	18,904	24,764
BioSphere Medical, Inc. (a)	800	3,480
BioTime, Inc. (a)(d)	13,700	57,403
Capstone Therapeutics Corp. (a)	7,445	6,775
Cardium Therapeutics, Inc. (a)(d)	215,329	99,051
Cel-Sci Corp. (a)(d)	266,957	131,877
Celera Corp. (a)(d)	65,299	430,973
Celgene Corp. (a)	350,446	18,054,978
Cell Therapeutics, Inc. (a)(d)	522,189	193,210
Celldex Therapeutics, Inc. (a)(d)	20,032	86,739
Cephalon, Inc. (a)(d)	55,103	3,119,381
Cepheid, Inc. (a)(d)	45,427	668,231
Chelsea Therapeutics International Ltd. (a)	26,240	106,797
Clinical Data, Inc. (a)(d)	12,781	191,076
Codexis, Inc. (a)	10,255	83,168
Combinatorx, Inc. (a)(d)	78,719	101,548
Cubist Pharmaceuticals, Inc. (a)(d)	45,855	1,010,186
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Curis, Inc. (a)	60,335	$ 74,212
Cyclacel Pharmaceuticals, Inc. (a)(d)	39,932	58,301
Cytokinetics, Inc. (a)	14,366	32,180
Cytori Therapeutics, Inc. (a)(d)	19,925	89,862
CytRx Corp. (a)(d)	78,079	51,532
Dendreon Corp. (a)(d)	97,379	3,490,063
Discovery Laboratories, Inc. (a)	3,800	855
Dyax Corp. (a)(d)	46,447	105,899
Dynavax Technologies Corp. (a)(d)	152,859	247,632
Emergent BioSolutions, Inc. (a)(d)	21,536	391,094
EntreMed, Inc. (a)	336	887
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	474,207
Exact Sciences Corp. (a)(d)	3,245	14,895
Exelixis, Inc. (a)(d)	113,877	337,076
Genomic Health, Inc. (a)(d)	11,085	160,289
GenVec, Inc. (a)(d)	94,694	43,559
Genzyme Corp. (a)	201,535	14,129,619
Geron Corp. (a)(d)	84,098	388,533
Gilead Sciences, Inc. (a)	677,544	21,586,552
GTx, Inc. (a)(d)	15,000	47,250
Halozyme Therapeutics, Inc. (a)	76,820	586,905
Hemispherx Biopharma, Inc. (a)(d)	94,845	47,280
Human Genome Sciences, Inc. (a)(d)	136,969	3,984,428
Icagen, Inc. (a)	145,510	37,833
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	27,057
Idera Pharmaceuticals, Inc. (a)	9,000	30,780
ImmunoGen, Inc. (a)(d)	67,288	360,664
Immunomedics, Inc. (a)(d)	63,727	182,259
Incyte Corp. (a)(d)	95,742	1,198,690
Infinity Pharmaceuticals, Inc. (a)	53	250
Insmed, Inc. (a)	80,031	58,423
InterMune, Inc. (a)	36,812	383,581
Ironwood Pharmaceuticals, Inc. Class A	24,650	228,506
Isis Pharmaceuticals, Inc. (a)(d)	74,678	585,476
Keryx Biopharmaceuticals, Inc. (a)(d)	76,871	269,049
Lexicon Pharmaceuticals, Inc. (a)(d)	155,502	223,145
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(d)	116,946	170,741
MannKind Corp. (a)(d)	62,676	348,165
Marina Biotech, Inc. (a)(d)	6,369	16,496
Martek Biosciences (a)(d)	37,649	821,501
Maxygen, Inc. (a)	29,687	163,872
Medivation, Inc. (a)(d)	28,094	267,876
Metabolix, Inc. (a)(d)	16,896	191,263
Micromet, Inc. (a)(d)	59,134	363,083
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	438,037
Myrexis, Inc. (a)	80,016	300,060
Myriad Genetics, Inc. (a)	72,648	1,137,668
Nabi Biopharmaceuticals (a)	29,193	141,586
Neurocrine Biosciences, Inc. (a)(d)	48,689	261,947

	Shares	Value
Novavax, Inc. (a)(d)	92,577	$ 186,080
NPS Pharmaceuticals, Inc. (a)	78,167	508,867
Omeros Corp.	5,151	31,215
OncoGenex Pharmaceuticals, Inc. (a)	4,200	53,844
ONYX Pharmaceuticals, Inc. (a)(d)	45,962	1,107,225
Orchid Cellmark, Inc. (a)	3,164	4,651
OREXIGEN Therapeutics, Inc. (a)(d)	39,620	174,328
Osiris Therapeutics, Inc. (a)(d)	16,000	104,480
Oxygen Biotherapeutics, Inc. (a)	31,947	97,119
PDL BioPharma, Inc.	92,000	520,720
Peregrine Pharmaceuticals, Inc. (a)	1,667	2,217
Pharmacyclics, Inc. (a)(d)	16,277	114,916
Pharmasset, Inc. (a)	18,329	445,211
Poniard Pharmaceuticals, Inc. (a)(d)	83,966	33,586
Progenics Pharmaceuticals, Inc. (a)(d)	24,778	100,103
PROLOR Biotech, Inc. (a)(d)	30,000	186,600
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	1,128,871
Repligen Corp. (a)	6,096	20,665
Rigel Pharmaceuticals, Inc. (a)(d)	54,426	426,156
Sangamo Biosciences, Inc. (a)(d)	43,327	128,465
Savient Pharmaceuticals, Inc. (a)(d)	51,925	748,759
SciClone Pharmaceuticals, Inc. (a)(d)	7,834	18,880
Seattle Genetics, Inc. (a)(d)	65,830	753,754
SIGA Technologies, Inc. (a)(d)	17,357	130,091
Spectrum Pharmaceuticals, Inc. (a)(d)	33,764	124,927
StemCells, Inc. (a)(d)	170,386	127,960
Sunesis Pharmaceuticals, Inc. (a)	92,680	37,999
Talecris Biotherapeutics Holdings Corp.	41,905	919,396
Targacept, Inc. (a)	8,250	171,353
Telik, Inc. (a)	13,264	9,815
Theravance, Inc. (a)(d)	50,642	612,262
Trimeris, Inc. (a)	16,866	39,804
United Therapeutics Corp. (a)(d)	38,484	1,778,730
Vanda Pharmaceuticals, Inc. (a)(d)	33,405	209,449
Vertex Pharmaceuticals, Inc. (a)(d)	154,718	5,158,298
Vical, Inc. (a)(d)	26,845	81,877
XOMA Ltd. (a)(d)	17,722	51,217
ZIOPHARM Oncology, Inc. (a)	18,000	64,800
Zymogenetics, Inc. (a)(d)	47,216	236,080
		156,254,646
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	27,094	489,318
Abiomed, Inc. (a)(d)	42,289	382,715
Accuray, Inc. (a)(d)	40,848	268,780
AGA Medical Holdings, Inc.	7,239	98,812
Alere, Inc. (a)	59,028	1,651,013
Align Technology, Inc. (a)(d)	51,536	825,864
Alphatec Holdings, Inc. (a)(d)	14,485	29,839
American Medical Systems Holdings, Inc. (a)(d)	51,602	940,188
Analogic Corp.	10,743	445,620
Angiodynamics, Inc. (a)	30,684	468,545
ArthroCare Corp. (a)(d)	17,120	444,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	239	$ 33,278
Baxter International, Inc.	460,336	19,591,900
Beckman Coulter, Inc.	50,507	2,305,139
Becton, Dickinson & Co.	167,575	11,426,939
BioLase Technology, Inc. (a)	4,009	3,186
Boston Scientific Corp. (a)	1,129,583	5,862,536
C. R. Bard, Inc.	73,301	5,631,716
Cantel Medical Corp.	25,300	363,561
Cardiac Science Corp. (a)	18,171	32,344
CareFusion Corp. (a)	129,533	2,795,322
Cerus Corp. (a)(d)	7,762	22,277
Conceptus, Inc. (a)(d)	31,351	433,114
CONMED Corp. (a)(d)	22,708	420,325
Cooper Companies, Inc.	29,278	1,181,075
Cryolife, Inc. (a)	24,384	126,553
Cutera, Inc. (a)(d)	17,971	126,516
Cyberonics, Inc. (a)(d)	32,044	686,703
Cynosure, Inc. Class A (a)	4,942	46,158
Delcath Systems, Inc. (a)(d)	66,496	404,296
DENTSPLY International, Inc.	107,929	3,002,585
DexCom, Inc. (a)	35,872	439,432
Edwards Lifesciences Corp. (a)(d)	82,344	4,740,544
Exactech, Inc. (a)	2,735	39,685
Fonar Corp. (a)(d)	837	1,256
Gen-Probe, Inc. (a)(d)	36,069	1,624,187
Greatbatch, Inc. (a)(d)	28,241	619,890
Haemonetics Corp. (a)(d)	20,658	1,075,869
Hill-Rom Holdings, Inc.	43,235	1,387,844
Hologic, Inc. (a)(d)	196,221	2,784,376
Hospira, Inc. (a)	123,013	6,317,948
ICU Medical, Inc. (a)(d)	21,567	768,432
IDEXX Laboratories, Inc. (a)(d)	42,138	2,328,967
Immucor, Inc. (a)	49,842	877,219
Insulet Corp. (a)(d)	17,937	237,127
Integra LifeSciences Holdings Corp. (a)(d)	16,514	574,192
Intuitive Surgical, Inc. (a)(d)	29,116	7,716,613
Invacare Corp.	38,841	889,459
IRIS International, Inc. (a)	23,799	182,657
IVAX Diagnostics, Inc. (a)	3,600	1,978
Kensey Nash Corp. (a)(d)	21,899	580,761
Kewaunee Scientific Corp.	1,601	16,794
Kinetic Concepts, Inc. (a)	43,379	1,384,658
Mako Surgical Corp. (a)(d)	14,468	151,046
Masimo Corp. (d)	37,353	850,154
Medical Action Industries, Inc. (a)(d)	15,016	122,681
Medtronic, Inc.	850,366	26,769,522
MELA Sciences, Inc. (a)(d)	37,474	257,821
Meridian Bioscience, Inc. (d)	41,244	753,940
Merit Medical Systems, Inc. (a)	27,493	433,840
Micrus Endovascular Corp. (a)(d)	9,842	230,401
Misonix, Inc. (a)	3,000	5,580

	Shares	Value
Natus Medical, Inc. (a)(d)	28,650	$ 345,806
Neogen Corp. (a)(d)	25,894	756,623
Neoprobe Corp. (a)	100	193
NuVasive, Inc. (a)(d)	32,642	958,043
NxStage Medical, Inc. (a)(d)	36,056	568,603
OraSure Technologies, Inc. (a)	23,767	80,332
Orthofix International NV (a)	19,109	510,210
Orthovita, Inc. (a)(d)	22,597	37,059
Osteotech, Inc. (a)	3,427	21,933
OTIX Global, Inc. (a)	788	3,191
Palomar Medical Technologies, Inc. (a)	10,806	95,525
PLC Systems, Inc. (a)	400	31
Quidel Corp. (a)(d)	40,094	484,736
ResMed, Inc. (a)(d)	115,318	3,475,685
Retractable Technologies, Inc. (a)	6,105	9,463
RTI Biologics, Inc. (a)	25,405	53,859
Sirona Dental Systems, Inc. (a)(d)	36,788	1,159,558
SonoSite, Inc. (a)(d)	22,115	643,989
St. Jude Medical, Inc. (a)	244,737	8,460,558
Staar Surgical Co. (a)(d)	3,978	18,179
Stereotaxis, Inc. (a)(d)	28,535	89,885
Steris Corp.	38,336	1,102,927
Stryker Corp. (d)	229,168	9,897,766
SurModics, Inc. (a)(d)	22,713	273,237
Symmetry Medical, Inc. (a)	34,161	307,107
Synovis Life Technologies, Inc. (a)	11,000	154,000
Teleflex, Inc.	26,627	1,279,694
The Spectranetics Corp. (a)(d)	20,955	101,841
Theragenics Corp. (a)	1,300	1,456
ThermoGenesis Corp. (a)	18,429	42,387
Thoratec Corp. (a)(d)	39,564	1,273,961
TomoTherapy, Inc. (a)	19,200	59,136
Unilife Corp. (a)(d)	35,000	171,500
Urologix, Inc. (a)(d)	3,800	3,534
Varian Medical Systems, Inc. (a)(d)	91,693	4,881,735
Vermillion, Inc. (a)	2,000	12,280
Volcano Corp. (a)(d)	43,320	957,372
West Pharmaceutical Services, Inc.	24,982	839,895
Wright Medical Group, Inc. (a)(d)	34,533	458,253
Young Innovations, Inc.	2,508	65,785
Zimmer Holdings, Inc. (a)	151,363	7,139,793
Zoll Medical Corp. (a)(d)	21,697	573,235
		172,075,880
Health Care Providers & Services - 2.1%
Accretive Health, Inc.	7,359	69,248
Aetna, Inc.	318,428	8,508,396
Air Methods Corp. (a)(d)	15,951	581,892
Alliance Healthcare Services, Inc. (a)(d)	49,118	206,296
Almost Family, Inc. (a)(d)	11,554	291,970
Amedisys, Inc. (a)(d)	19,150	442,748
America Service Group, Inc.	11,000	150,810
American Dental Partners, Inc. (a)(d)	4,710	50,303
AMERIGROUP Corp. (a)(d)	35,062	1,293,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.	208,968	$ 5,700,647
AMN Healthcare Services, Inc. (a)(d)	43,361	192,956
AmSurg Corp. (a)	29,663	494,482
Animal Health International, Inc. (a)	5,300	13,091
Assisted Living Concepts, Inc. Class A (a)	9,800	266,364
Bio-Reference Laboratories, Inc. (a)(d)	37,128	735,877
BioScrip, Inc. (a)(d)	26,265	127,648
Brookdale Senior Living, Inc. (a)(d)	34,111	457,087
Capital Senior Living Corp. (a)	30,965	153,586
Cardinal Health, Inc.	270,000	8,089,200
CardioNet, Inc. (a)	39,738	174,052
Catalyst Health Solutions, Inc. (a)	30,014	1,203,261
Centene Corp. (a)(d)	37,731	762,921
Chemed Corp.	15,700	783,430
Chindex International, Inc. (a)(d)	10,687	138,717
CIGNA Corp.	206,486	6,652,979
Clarient, Inc. (a)(d)	3,500	11,550
Community Health Systems, Inc. (a)(d)	67,270	1,753,729
Continucare Corp. (a)	25,320	82,290
Corvel Corp. (a)	2,959	108,832
Coventry Health Care, Inc. (a)	104,184	2,015,960
Cross Country Healthcare, Inc. (a)(d)	33,894	251,155
DaVita, Inc. (a)	75,053	4,849,925
Emdeon, Inc. Class A	33,960	348,090
Emergency Medical Services Corp. Class A (a)	26,560	1,276,208
Emeritus Corp. (a)(d)	12,449	191,466
Express Scripts, Inc. (a)	386,788	16,477,169
Five Star Quality Care, Inc. (a)	28,197	119,555
Genoptix, Inc. (a)(d)	42,377	729,308
Gentiva Health Services, Inc. (a)(d)	28,072	576,880
Hanger Orthopedic Group, Inc. (a)	31,595	412,315
Health Management Associates, Inc. Class A (a)(d)	199,688	1,248,050
Health Net, Inc. (a)	75,662	1,806,809
HealthSouth Corp. (a)(d)	83,312	1,354,653
Healthspring, Inc. (a)	40,674	844,392
Healthways, Inc. (a)(d)	39,343	491,788
Henry Schein, Inc. (a)(d)	65,356	3,450,797
HMS Holdings Corp. (a)(d)	21,930	1,144,307
Hooper Holmes, Inc. (a)	7,290	4,010
Humana, Inc. (a)	126,131	6,027,800
IPC The Hospitalist Co., Inc. (a)	28,054	655,341
Kindred Healthcare, Inc. (a)(d)	26,367	309,812
Laboratory Corp. of America Holdings (a)(d)	78,381	5,692,028
Landauer, Inc.	12,764	717,337
LCA-Vision, Inc. (a)	8,343	33,122
LHC Group, Inc. (a)(d)	14,902	298,189
LifePoint Hospitals, Inc. (a)(d)	37,000	1,125,540
Lincare Holdings, Inc.	75,000	1,726,500

	Shares	Value
Magellan Health Services, Inc. (a)	30,345	$ 1,329,414
McKesson Corp.	203,953	11,839,472
Medcath Corp. (a)	8,479	67,747
Medco Health Solutions, Inc. (a)	348,824	15,166,868
MEDNAX, Inc. (a)	32,842	1,521,898
Molina Healthcare, Inc. (a)(d)	9,814	248,883
MWI Veterinary Supply, Inc. (a)(d)	16,922	898,558
National Healthcare Corp.	4,894	169,871
NightHawk Radiology Holdings, Inc. (a)	15,857	44,400
Omnicare, Inc.	83,000	1,593,600
Owens & Minor, Inc.	48,226	1,285,705
Patterson Companies, Inc.	71,841	1,816,859
PDI, Inc. (a)	1,588	11,529
PharMerica Corp. (a)	33,940	263,374
Providence Service Corp. (a)	15,408	208,316
PSS World Medical, Inc. (a)(d)	43,019	789,829
Psychiatric Solutions, Inc. (a)	37,511	1,250,992
Quest Diagnostics, Inc.	109,925	4,781,738
RehabCare Group, Inc. (a)(d)	20,335	336,748
ResCare, Inc. (a)	18,619	230,876
Rural/Metro Corp. (a)(d)	7,404	55,530
Select Medical Holdings Corp.	44,061	315,036
Skilled Healthcare Group, Inc. (a)(d)	39,556	132,908
SRI/Surgical Express, Inc. (a)	900	2,520
Sun Healthcare Group, Inc. (a)	45,136	365,602
Sunrise Senior Living, Inc. (a)	36,429	80,508
Team Health Holdings, Inc.	15,989	201,621
Tenet Healthcare Corp. (a)(d)	355,885	1,395,069
The Ensign Group, Inc.	5,545	92,269
Triple-S Management Corp. (a)(d)	23,521	374,454
U.S. Physical Therapy, Inc. (a)	12,075	193,562
UnitedHealth Group, Inc.	869,486	27,580,096
Universal American Financial Corp.	39,049	539,267
Universal Health Services, Inc. Class B	70,000	2,198,000
VCA Antech, Inc. (a)(d)	61,413	1,214,135
Wellcare Health Plans, Inc. (a)(d)	31,976	793,325
WellPoint, Inc. (a)	323,371	16,065,071
		189,132,306
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	9,738
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	117,258	1,959,381
athenahealth, Inc. (a)(d)	22,920	617,465
Cerner Corp. (a)(d)	50,346	3,667,706
Computer Programs & Systems, Inc.	18,590	759,587
MedAssets, Inc. (a)(d)	31,260	619,573
Medidata Solutions, Inc. (a)	26,132	448,425
Merge Healthcare, Inc. (a)	11,344	28,587
Omnicell, Inc. (a)(d)	29,246	326,239
Quality Systems, Inc.	16,154	905,432
Transcend Services, Inc. (a)(d)	5,958	84,723
Vital Images, Inc. (a)(d)	11,918	150,405
		9,577,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	20,045	$ 121,473
Affymetrix, Inc. (a)	64,885	266,677
Albany Molecular Research, Inc. (a)(d)	27,799	168,740
Bio-Rad Laboratories, Inc. Class A (a)	13,098	1,080,978
Bruker BioSciences Corp. (a)(d)	56,937	676,981
Caliper Life Sciences, Inc. (a)	5,632	18,698
Cambrex Corp. (a)	21,547	89,851
Charles River Laboratories International, Inc. (a)(d)	48,000	1,356,000
Covance, Inc. (a)(d)	46,950	1,780,814
Cryo-Cell International, Inc. (a)	9,581	8,623
Dionex Corp. (a)(d)	14,117	1,023,483
Enzo Biochem, Inc. (a)(d)	17,097	60,523
eResearchTechnology, Inc. (a)(d)	63,136	467,522
Furiex Pharmaceuticals, Inc. (a)	6,538	65,118
Harvard Bioscience, Inc. (a)(d)	786	2,712
Illumina, Inc. (a)(d)	94,356	4,046,929
Kendle International, Inc. (a)	12,762	99,926
Life Technologies Corp. (a)	137,062	5,862,142
Luminex Corp. (a)(d)	37,497	537,707
Mettler-Toledo International, Inc. (a)(d)	23,858	2,638,456
Nexmed, Inc. (a)(d)	6,666	13,065
PAREXEL International Corp. (a)	49,175	978,091
PerkinElmer, Inc.	88,999	1,869,869
Pharmaceutical Product Development, Inc.	78,466	1,802,364
Sequenom, Inc. (a)(d)	64,131	393,123
Strategic Diagnostics, Inc. (a)	3,100	5,704
Techne Corp.	27,995	1,616,151
Thermo Fisher Scientific, Inc. (a)	311,022	13,100,247
Waters Corp. (a)(d)	70,133	4,244,449
		44,396,416
Pharmaceuticals - 5.3%
Abbott Laboratories	1,180,923	58,266,741
Adolor Corp. (a)	25,094	26,098
Akorn, Inc. (a)(d)	30,000	102,600
Alexza Pharmaceuticals, Inc. (a)(d)	13,000	36,660
Allergan, Inc.	230,728	14,171,314
Ardea Biosciences, Inc. (a)(d)	6,875	138,463
ARYx Therapeutics, Inc. (a)	12,000	4,440
Auxilium Pharmaceuticals, Inc. (a)(d)	39,949	1,035,079
AVANIR Pharmaceuticals Class A (a)	21,996	62,249
BioMimetic Therapeutics, Inc. (a)(d)	5,508	50,233
Bristol-Myers Squibb Co. (d)	1,307,360	34,095,949
Cadence Pharmaceuticals, Inc. (a)(d)	22,715	179,449
Columbia Laboratories, Inc. (a)	7,190	7,765
Cornerstone Therapeutics, Inc. (a)	9,000	58,500
CPEX Pharmaceuticals, Inc. (a)	293	7,272
Cumberland Pharmaceuticals, Inc. (d)	3,775	19,064
Cypress Bioscience, Inc. (a)(d)	50,273	162,885
DepoMed, Inc. (a)(d)	37,190	133,512

	Shares	Value
Durect Corp. (a)	39,673	$ 82,520
Eli Lilly & Co.	748,558	25,121,606
Emisphere Technologies, Inc. (a)(d)	3,941	4,177
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	2,160,966
Forest Laboratories, Inc. (a)(d)	221,697	6,050,111
Harbor BioSciences, Inc. (a)	1,300	313
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,969	259,712
Impax Laboratories, Inc. (a)(d)	35,482	556,003
Inspire Pharmaceuticals, Inc. (a)(d)	47,915	232,388
Jazz Pharmaceuticals, Inc. (a)(d)	15,000	133,500
Johnson & Johnson	2,117,854	120,760,035
King Pharmaceuticals, Inc. (a)	177,000	1,541,670
KV Pharmaceutical Co. Class A (a)(d)	25,710	37,794
MAP Pharmaceuticals, Inc. (a)	8,167	88,326
Matrixx Initiatives, Inc. (a)	3,709	18,545
Medicis Pharmaceutical Corp. Class A	45,977	1,264,368
Merck & Co., Inc.	2,377,202	83,582,422
Mylan, Inc. (a)(d)	226,523	3,887,135
Nektar Therapeutics (a)(d)	84,639	1,084,226
Obagi Medical Products, Inc. (a)	10,991	115,515
Optimer Pharmaceuticals, Inc. (a)(d)	20,000	160,800
Pain Therapeutics, Inc. (a)(d)	35,234	199,248
Par Pharmaceutical Companies, Inc. (a)	24,793	653,791
Penwest Pharmaceuticals Co. (a)(d)	3,340	16,667
Perrigo Co.	62,128	3,540,675
Pfizer, Inc.	6,142,233	97,845,772
Pozen, Inc. (a)	20,149	136,409
Questcor Pharmaceuticals, Inc. (a)	62,225	602,960
Repros Therapeutics, Inc. (a)	6,000	2,904
Salix Pharmaceuticals Ltd. (a)(d)	46,418	1,757,385
Santarus, Inc. (a)	14,630	33,210
Somaxon Pharmaceuticals, Inc. (a)(d)	24,375	101,644
SuperGen, Inc. (a)	6,806	13,612
The Medicines Company (a)	50,220	577,530
Valeant Pharmaceuticals International (a)	44,367	2,559,532
ViroPharma, Inc. (a)(d)	55,000	689,700
Vivus, Inc. (a)(d)	73,666	415,476
Watson Pharmaceuticals, Inc. (a)	80,004	3,445,772
XenoPort, Inc. (a)(d)	26,121	150,457
		468,443,149
TOTAL HEALTH CARE		1,039,879,658
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
AAR Corp. (a)(d)	26,763	411,080
AeroCentury Corp. (a)	800	10,480
AeroVironment, Inc. (a)(d)	15,405	348,461
Alliant Techsystems, Inc. (a)	24,200	1,594,780
American Science & Engineering, Inc.	10,706	759,805
Applied Signal Technology, Inc.	20,271	398,122
Astronics Corp. (a)	2,747	40,628
BE Aerospace, Inc. (a)(d)	79,310	2,137,405
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ceradyne, Inc. (a)	20,000	$ 436,800
Cubic Corp.	15,635	597,101
Curtiss-Wright Corp.	34,523	917,967
DigitalGlobe, Inc. (a)	19,108	586,042
Ducommun, Inc.	11,105	213,216
Esterline Technologies Corp. (a)	20,000	920,000
GenCorp, Inc. (non-vtg.) (a)(d)	75,504	330,708
General Dynamics Corp.	244,038	13,634,403
GeoEye, Inc. (a)	22,791	830,504
Goodrich Corp.	93,003	6,368,845
HEICO Corp. Class A	17,362	532,319
Herley Industries, Inc. (a)	9,619	146,690
Hexcel Corp. (a)(d)	69,932	1,193,040
Honeywell International, Inc.	530,269	20,728,215
Innovative Solutions & Support, Inc. (a)	23,580	123,795
ITT Corp.	135,859	5,774,008
Kratos Defense & Security Solutions, Inc. (a)	11,388	112,741
L-3 Communications Holdings, Inc.	86,959	5,791,469
Ladish Co., Inc. (a)	14,776	367,775
LMI Aerospace, Inc. (a)	8,000	121,040
Lockheed Martin Corp.	228,723	15,900,823
Moog, Inc. Class A (a)(d)	31,269	975,593
Northrop Grumman Corp.	213,595	11,559,761
Orbital Sciences Corp. (a)(d)	40,583	527,173
Precision Castparts Corp.	106,982	12,108,223
Raytheon Co.	294,899	12,951,964
Rockwell Collins, Inc.	118,265	6,378,031
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	72,348	1,399,210
Sypris Solutions, Inc. (a)	3,224	11,542
Taser International, Inc. (a)(d)	68,525	249,088
Teledyne Technologies, Inc. (a)	26,970	975,775
The Boeing Co.	515,285	31,499,372
TransDigm Group, Inc.	28,909	1,673,542
Triumph Group, Inc.	11,289	749,364
United Technologies Corp.	663,176	43,245,707
		205,632,607
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	17,036	78,536
Atlas Air Worldwide Holdings, Inc. (a)(d)	11,680	506,211
C.H. Robinson Worldwide, Inc.	123,392	8,019,246
Dynamex, Inc. (a)	4,777	58,566
Expeditors International of Washington, Inc.	156,422	6,192,747
FedEx Corp.	220,865	17,238,513
Forward Air Corp.	23,713	564,844
Hub Group, Inc. Class A (a)(d)	29,382	780,974
Pacer International, Inc. (a)(d)	34,535	176,819

	Shares	Value
United Parcel Service, Inc. Class B	536,054	$ 34,200,245
UTI Worldwide, Inc.	83,200	1,165,632
		68,982,333
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	87,530	394,760
Alaska Air Group, Inc. (a)	27,766	1,228,090
Allegiant Travel Co. (d)	12,630	475,267
AMR Corp. (a)(d)	247,904	1,514,693
Continental Airlines, Inc. Class B (a)(d)	103,301	2,307,744
Delta Air Lines, Inc. (a)	594,630	6,219,830
ExpressJet Holdings, Inc. (a)	4,266	28,454
Hawaiian Holdings, Inc. (a)(d)	43,857	214,899
JetBlue Airways Corp. (a)(d)	160,000	913,600
Pinnacle Airlines Corp. (a)(d)	13,246	62,919
Republic Airways Holdings, Inc. (a)(d)	49,898	350,783
SkyWest, Inc.	40,454	515,384
Southwest Airlines Co.	552,798	6,108,418
UAL Corp. (a)(d)	123,656	2,620,271
US Airways Group, Inc. (a)	144,668	1,307,799
		24,262,911
Building Products - 0.1%
A.O. Smith Corp.	21,401	1,098,941
AAON, Inc.	23,897	530,274
American Woodmark Corp.	8,120	124,074
Ameron International Corp.	7,610	428,900
Apogee Enterprises, Inc.	31,812	287,580
Armstrong World Industries, Inc. (a)(d)	10,573	415,519
Builders FirstSource, Inc. (a)	18,709	37,605
Gibraltar Industries, Inc. (a)	19,000	144,400
Griffon Corp. (a)(d)	45,173	482,899
Insteel Industries, Inc.	19,514	154,356
Lennox International, Inc.	38,000	1,610,820
Masco Corp.	264,768	2,777,416
NCI Building Systems, Inc. (a)(d)	13,476	118,589
Owens Corning (a)(d)	83,877	2,281,454
Quanex Building Products Corp.	28,267	446,619
Simpson Manufacturing Co. Ltd. (d)	24,564	541,391
Trex Co., Inc. (a)(d)	10,000	200,500
Universal Forest Products, Inc.	16,084	416,736
USG Corp. (a)(d)	54,636	664,920
		12,762,993
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	38,140	747,925
ACCO Brands Corp. (a)(d)	40,654	236,200
American Reprographics Co. (a)	29,951	197,677
APAC Customer Services, Inc. (a)	4,300	21,801
ATC Technology Corp. (a)	20,341	490,828
Avery Dennison Corp.	81,950	2,665,014
Bowne & Co., Inc. (d)	31,677	350,664
Casella Waste Systems, Inc. Class A (a)(d)	27,789	123,383
Cenveo, Inc. (a)(d)	39,048	214,374
Cintas Corp.	93,000	2,370,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. (a)(d)	17,000	$ 1,027,650
Consolidated Graphics, Inc. (a)	10,742	426,565
Copart, Inc. (a)	49,000	1,619,450
Corrections Corp. of America (a)(d)	89,000	1,985,590
Courier Corp.	2,999	39,287
Covanta Holding Corp. (d)	86,846	1,251,451
Deluxe Corp.	56,165	939,640
EnergySolutions, Inc. (d)	78,262	358,440
EnerNOC, Inc. (a)(d)	17,720	577,318
Ennis, Inc.	24,766	381,149
Fuel Tech, Inc. (a)	25,272	138,743
G&K Services, Inc. Class A	11,022	221,432
Healthcare Services Group, Inc. (d)	26,140	542,928
Herman Miller, Inc.	40,000	656,800
Higher One Holdings, Inc. (a)	6,228	72,183
HNI Corp. (d)	29,786	696,099
InnerWorkings, Inc. (a)(d)	33,190	180,222
Innotrac Corp. (a)	1,400	1,526
Interface, Inc. Class A (d)	32,273	413,740
Intersections, Inc.	8,825	77,748
Iron Mountain, Inc.	133,711	2,711,659
KAR Auction Services, Inc.	10,875	131,696
Kimball International, Inc. Class B	18,777	97,077
Knoll, Inc.	31,263	419,549
M&F Worldwide Corp. (a)	9,630	223,416
McGrath RentCorp.	20,429	410,419
Metalico, Inc. (a)(d)	48,325	151,257
Mine Safety Appliances Co.	26,989	615,349
Mobile Mini, Inc. (a)(d)	18,629	265,091
Multi-Color Corp.	6,000	85,800
Perma-Fix Environmental Services, Inc. (a)	40,352	68,195
Pitney Bowes, Inc. (d)	152,118	2,926,750
Quad/Graphics, Inc. (a)	19,300	814,267
R.R. Donnelley & Sons Co.	159,272	2,412,174
Republic Services, Inc.	232,965	6,856,160
RINO International Corp. (a)(d)	9,910	146,173
Rollins, Inc.	31,849	652,268
Schawk, Inc. Class A	4,896	74,419
Standard Parking Corp. (a)(d)	3,000	46,950
Standard Register Co.	7,404	21,249
Steelcase, Inc. Class A	73,329	455,373
Stericycle, Inc. (a)(d)	64,519	4,225,995
Superior Uniform Group, Inc.	1,000	9,970
Sykes Enterprises, Inc. (a)	35,744	427,498
Team, Inc. (a)(d)	21,099	308,678
Tetra Tech, Inc. (a)	44,000	798,600
The Brink's Co.	53,491	1,009,375
The Geo Group, Inc. (a)(d)	70,588	1,559,995
TRC Companies, Inc. (a)	5,282	15,054
Unifirst Corp. Massachusetts	9,420	369,829

	Shares	Value
United Stationers, Inc. (a)	13,932	$ 625,407
US Ecology, Inc.	17,056	231,109
Viad Corp.	18,076	286,505
Virco Manufacturing Co.	3,120	9,204
Waste Connections, Inc. (a)	57,526	2,171,607
Waste Management, Inc.	358,942	11,877,391
		62,537,905
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,498,838
Comfort Systems USA, Inc.	50,878	530,658
Dycom Industries, Inc. (a)	30,197	242,784
EMCOR Group, Inc. (a)(d)	53,393	1,214,157
Fluor Corp.	134,457	6,004,850
Furmanite Corp. (a)	20,546	88,759
Granite Construction, Inc.	26,266	578,115
Great Lakes Dredge & Dock Corp. (d)	45,451	229,300
Insituform Technologies, Inc. Class A (a)(d)	24,223	493,180
Integrated Electrical Services, Inc. (a)	13,972	47,784
Jacobs Engineering Group, Inc. (a)	89,617	3,107,918
KBR, Inc.	123,453	2,864,110
Layne Christensen Co. (a)(d)	17,863	444,253
MasTec, Inc. (a)	36,581	354,104
Michael Baker Corp. (a)	7,288	240,285
MYR Group, Inc. (a)	25,063	349,128
Northwest Pipe Co. (a)(d)	12,239	182,973
Orion Marine Group, Inc. (a)	18,394	206,381
Pike Electric Corp. (a)	16,312	132,127
Primoris Services Corp.	8,060	47,796
Quanta Services, Inc. (a)(d)	154,939	2,779,606
Shaw Group, Inc. (a)	59,905	1,940,922
Sterling Construction Co., Inc. (a)(d)	30,094	329,228
Tutor Perini Corp. (a)(d)	26,344	520,557
URS Corp. (a)	60,000	2,140,200
		26,568,013
Electrical Equipment - 0.7%
A123 Systems, Inc. (d)	55,711	364,907
Active Power, Inc. (a)	10,509	11,770
Acuity Brands, Inc. (d)	36,015	1,395,221
Advanced Battery Technologies, Inc. (a)	31,520	109,690
Allied Motion Technologies, Inc. (a)	4,896	20,465
American Superconductor Corp. (a)(d)	35,578	956,692
AMETEK, Inc.	75,500	3,245,745
AZZ, Inc.	14,324	572,101
Babcock & Wilcox Co. (a)	87,848	1,967,795
Baldor Electric Co.	31,504	1,105,160
Beacon Power Corp. (a)(d)	229,021	68,935
Belden, Inc.	34,000	744,600
Brady Corp. Class A	38,539	992,765
Broadwind Energy, Inc. (a)(d)	45,253	75,573
C&D Technologies, Inc. (a)(d)	5,300	3,021
Capstone Turbine Corp. (a)(d)	191,870	122,797
Coleman Cable, Inc. (a)(d)	900	4,788
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	574,851	$ 26,816,799
Encore Wire Corp. (d)	24,064	440,131
Ener1, Inc. (a)(d)	30,034	95,208
Energy Focus, Inc. (a)	3,941	7,054
EnerSys (a)	40,960	903,987
Espey Manufacturing & Electronics Corp.	1,488	28,733
Franklin Electric Co., Inc.	16,711	529,237
FuelCell Energy, Inc. (a)(d)	125,926	142,296
Generac Holdings, Inc.	17,658	214,015
General Cable Corp. (a)(d)	39,657	882,368
Global Power Equipment Group, Inc. (a)	9,000	140,850
GrafTech International Ltd. (a)	90,000	1,265,400
Hubbell, Inc. Class B	37,112	1,669,298
II-VI, Inc. (a)(d)	19,194	660,082
LSI Industries, Inc.	12,688	65,343
MagneTek, Inc. (a)	3,582	3,761
Nexxus Lighting, Inc. (a)	2,100	4,578
Plug Power, Inc. (a)	25,662	10,265
Polypore International, Inc. (a)	14,813	400,247
Powell Industries, Inc. (a)(d)	8,981	255,599
PowerSecure International, Inc. (a)(d)	15,636	129,466
Regal-Beloit Corp.	27,000	1,493,640
Rockwell Automation, Inc.	107,500	5,497,550
Roper Industries, Inc.	67,591	3,925,685
Satcon Technology Corp. (a)(d)	26,755	83,208
SL Industries, Inc. (a)	2,508	31,475
Thomas & Betts Corp. (a)	39,000	1,441,050
Ultralife Corp. (a)(d)	15,600	63,960
UQM Technologies, Inc. (a)(d)	3,800	7,828
Valence Technology, Inc. (a)(d)	12,072	9,537
Valpey Fisher Corp. (a)	2,100	4,998
Vicor Corp. (d)	5,067	68,455
Woodward Governor Co.	41,500	1,083,980
		60,138,108
Industrial Conglomerates - 1.9%
3M Co.	501,092	39,360,777
Carlisle Companies, Inc.	43,691	1,225,533
General Electric Co.	8,145,568	117,947,825
Otter Tail Corp. (d)	37,712	698,803
Raven Industries, Inc.	17,449	588,206
Seaboard Corp.	119	191,590
Standex International Corp.	12,568	295,725
Textron, Inc.	201,543	3,440,339
Tredegar Corp.	28,430	466,821
United Capital Corp. (a)	2,262	48,407
		164,264,026
Machinery - 2.1%
3D Systems Corp. (a)(d)	2,508	31,576
Actuant Corp. Class A (d)	40,032	793,434
Adept Technology, Inc. (a)	680	3,468

	Shares	Value
AGCO Corp. (a)(d)	65,563	$ 2,166,857
Alamo Group, Inc.	8,200	159,900
Albany International Corp. Class A	22,131	392,825
Altra Holdings, Inc. (a)	22,128	284,787
American Railcar Industries, Inc. (a)	10,474	120,975
Ampco-Pittsburgh Corp.	6,549	140,673
ArvinMeritor, Inc. (a)(d)	68,436	894,459
Astec Industries, Inc. (a)(d)	13,584	349,109
Badger Meter, Inc.	23,687	883,525
Barnes Group, Inc.	30,587	465,228
Blount International, Inc. (a)	31,035	359,696
Briggs & Stratton Corp.	49,425	897,064
Bucyrus International, Inc. Class A (d)	55,354	3,182,301
Cascade Corp.	10,279	320,910
Caterpillar, Inc.	433,734	28,262,107
Chart Industries, Inc. (a)	22,666	360,843
CIRCOR International, Inc.	15,202	423,376
CLARCOR, Inc.	35,512	1,194,624
Colfax Corp. (a)	22,381	279,539
Columbus McKinnon Corp. (NY Shares) (a)(d)	14,521	185,869
Commercial Vehicle Group, Inc. (a)	19,815	179,920
Crane Co.	36,024	1,221,214
Cummins, Inc.	138,000	10,268,580
Danaher Corp.	386,211	14,031,046
Deere & Co.	319,889	20,239,377
Donaldson Co., Inc.	50,837	2,130,070
Dover Corp.	141,000	6,311,160
Dynamic Materials Corp.	14,847	203,107
Eaton Corp.	123,412	8,574,666
Energy Recovery, Inc. (a)(d)	21,981	69,790
EnPro Industries, Inc. (a)(d)	29,592	808,158
ESCO Technologies, Inc.	17,800	554,470
Federal Signal Corp.	42,097	221,851
Flow International Corp. (a)(d)	28,106	60,990
Flowserve Corp.	41,907	3,745,648
Force Protection, Inc. (a)(d)	66,175	256,428
FreightCar America, Inc. (d)	19,278	448,985
Gardner Denver, Inc.	37,000	1,766,380
Gorman-Rupp Co.	13,215	339,626
Graco, Inc. (d)	47,766	1,333,149
Graham Corp.	7,797	110,483
Greenbrier Companies, Inc. (a)(d)	13,462	157,102
Hardinge, Inc.	11,551	94,718
Harsco Corp.	62,697	1,250,178
Hurco Companies, Inc. (a)	3,204	50,079
IDEX Corp.	60,393	1,799,107
Illinois Tool Works, Inc.	326,709	13,480,013
John Bean Technologies Corp.	27,405	407,512
Joy Global, Inc.	77,000	4,368,980
Kadant, Inc. (a)	14,460	246,398
Kaydon Corp.	23,000	745,430
Kennametal, Inc.	54,000	1,360,800
L.B. Foster Co. Class A (a)	12,372	316,971
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	30,000	$ 1,487,100
Lindsay Corp.	11,966	441,186
Manitowoc Co., Inc. (d)	105,350	965,006
Middleby Corp. (a)(d)	19,442	1,069,116
Miller Industries, Inc.	360	4,442
Mueller Industries, Inc.	25,985	612,726
Mueller Water Products, Inc. Class A	101,652	240,915
NACCO Industries, Inc. Class A	2,834	219,748
Navistar International Corp. (a)	39,402	1,650,156
NN, Inc. (a)	14,100	104,340
Nordson Corp.	22,618	1,451,397
Omega Flex, Inc.	300	3,777
Oshkosh Co. (a)	65,457	1,628,570
PACCAR, Inc. (d)	259,255	10,626,862
Pall Corp.	85,358	2,918,390
Parker Hannifin Corp.	122,000	7,217,520
Pentair, Inc.	80,000	2,408,000
RBC Bearings, Inc. (a)	25,395	743,820
Robbins & Myers, Inc.	31,812	752,672
Sauer-Danfoss, Inc. (a)(d)	8,867	144,177
Snap-On, Inc.	40,000	1,649,200
SPX Corp.	35,454	1,987,551
Sun Hydraulics Corp.	15,000	334,500
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	21,767	254,892
Tennant Co.	16,284	508,712
Terex Corp. (a)	77,914	1,418,814
Timken Co.	52,000	1,700,920
Titan International, Inc. (d)	48,293	489,691
Toro Co. (d)	28,710	1,432,629
TriMas Corp. (a)	8,218	105,930
Trinity Industries, Inc.	57,000	975,840
Twin Disc, Inc.	8,348	99,091
Valmont Industries, Inc.	14,869	996,669
Wabash National Corp. (a)(d)	90,133	552,515
WABCO Holdings, Inc. (a)	58,594	2,066,024
Wabtec Corp.	36,463	1,550,771
Watts Water Technologies, Inc. Class A	14,756	443,270
		190,562,470
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	915,812
American Commercial Lines, Inc. (a)(d)	12,962	363,843
Baltic Trading Ltd.	24,565	274,637
Eagle Bulk Shipping, Inc. (a)(d)	88,868	416,791
Genco Shipping & Trading Ltd. (a)(d)	31,967	480,784
Horizon Lines, Inc. Class A	31,625	126,184
International Shipholding Corp.	4,000	94,120
Kirby Corp. (a)(d)	39,326	1,448,377
		4,120,548

	Shares	Value
Professional Services - 0.3%
Administaff, Inc.	13,010	$ 281,276
Advisory Board Co. (a)(d)	16,258	659,099
Barrett Business Services, Inc.	2,508	33,181
CBIZ, Inc. (a)	43,495	257,925
CDI Corp.	7,155	79,349
Corporate Executive Board Co.	28,235	791,709
CoStar Group, Inc. (a)(d)	15,488	639,190
CRA International, Inc. (a)	18,135	288,347
Dolan Co. (a)(d)	19,623	179,943
Dun & Bradstreet Corp.	40,000	2,636,000
Equifax, Inc.	91,067	2,683,744
Exponent, Inc. (a)	18,059	556,940
FTI Consulting, Inc. (a)	39,000	1,278,420
GP Strategies Corp. (a)	1,600	11,904
Heidrick & Struggles International, Inc.	25,893	449,761
Hill International, Inc. (a)	16,222	62,130
Hudson Highland Group, Inc. (a)(d)	6,919	20,757
Huron Consulting Group, Inc. (a)	19,198	354,203
ICF International, Inc. (a)	19,900	419,691
IHS, Inc. Class A (a)(d)	34,734	2,146,214
Kelly Services, Inc. Class A (non-vtg.) (a)	22,445	234,326
Kforce, Inc. (a)(d)	30,240	319,637
Korn/Ferry International (a)(d)	29,749	387,332
LECG Corp. (a)	11,382	14,797
Manpower, Inc.	58,804	2,499,170
MISTRAS Group, Inc. (d)	11,517	122,080
Navigant Consulting, Inc. (a)	42,458	420,334
On Assignment, Inc. (a)	30,613	133,167
RCM Technologies, Inc. (a)	1,400	6,902
Resources Connection, Inc.	37,123	411,694
Robert Half International, Inc.	113,000	2,438,540
School Specialty, Inc. (a)(d)	15,539	202,473
SFN Group, Inc. (a)	36,388	197,951
Spherix, Inc. (a)	2,713	4,449
Towers Watson & Co.	31,000	1,391,900
TrueBlue, Inc. (a)	31,970	344,956
Verisk Analytics, Inc.	78,038	2,171,017
Volt Information Sciences, Inc. (a)	2,508	15,851
VSE Corp.	2,133	59,895
		25,206,254
Road & Rail - 0.9%
AMERCO (a)(d)	5,493	443,889
Arkansas Best Corp.	14,333	295,546
Avis Budget Group, Inc. (a)(d)	91,148	831,270
Celadon Group, Inc. (a)	13,200	154,572
Con-way, Inc.	37,475	982,220
Covenant Transport Group, Inc. Class A (a)	2,866	19,288
CSX Corp.	299,528	14,943,452
Dollar Thrifty Automotive Group, Inc. (a)	21,490	1,010,890
Genesee & Wyoming, Inc. Class A (a)	25,049	972,152
Heartland Express, Inc. (d)	37,647	548,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)(d)	129,832	$ 1,104,870
J.B. Hunt Transport Services, Inc.	63,408	2,075,978
Kansas City Southern (a)(d)	74,503	2,501,066
Knight Transportation, Inc.	37,691	710,098
Landstar System, Inc.	37,300	1,342,054
Marten Transport Ltd.	18,707	368,715
Norfolk Southern Corp.	279,544	15,005,922
Old Dominion Freight Lines, Inc. (a)(d)	44,557	1,038,624
Quality Distribution, Inc. (a)(d)	633	2,956
RailAmerica, Inc.	16,546	165,129
Ryder System, Inc.	42,000	1,611,540
Saia, Inc. (a)(d)	13,559	158,505
Union Pacific Corp.	385,909	28,148,202
Werner Enterprises, Inc. (d)	38,825	774,171
YRC Worldwide, Inc. (a)(d)	2,094,993	523,748
		75,732,997
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	90,161
Aircastle Ltd.	24,900	194,469
Applied Industrial Technologies, Inc.	27,153	727,700
Beacon Roofing Supply, Inc. (a)(d)	54,931	765,189
BlueLinx Corp. (a)	10,747	36,540
CAI International, Inc. (a)	7,865	107,515
Essex Rental Corp. (a)	15,231	68,692
Fastenal Co. (d)	101,000	4,572,270
GATX Corp.	33,347	910,373
H&E Equipment Services, Inc. (a)	20,181	137,433
Houston Wire & Cable Co.	12,212	110,396
Interline Brands, Inc. (a)(d)	23,660	382,346
Kaman Corp.	19,994	427,272
Lawson Products, Inc.	2,164	29,344
MSC Industrial Direct Co., Inc. Class A	29,000	1,292,530
RSC Holdings, Inc. (a)(d)	36,805	220,094
Rush Enterprises, Inc. Class A (a)(d)	29,403	373,271
TAL International Group, Inc.	19,431	414,269
Textainer Group Holdings Ltd. (d)	4,227	115,397
Titan Machinery, Inc. (a)	22,348	333,879
United Rentals, Inc. (a)(d)	47,069	529,526
W.W. Grainger, Inc. (d)	45,755	4,840,421
Watsco, Inc. (d)	19,797	1,016,576
WESCO International, Inc. (a)(d)	28,000	903,840
Willis Lease Finance Corp. (a)	1,200	11,940
		18,611,443
TOTAL INDUSTRIALS		939,382,608
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)(d)	28,974	973,526
ADC Telecommunications, Inc. (a)(d)	85,518	1,083,513
Adtran, Inc. (d)	45,000	1,414,350

	Shares	Value
Alliance Fiber Optic Products, Inc.	480	$ 4,123
Anaren, Inc. (a)	27,831	379,058
Arris Group, Inc. (a)	85,448	698,110
Aruba Networks, Inc. (a)(d)	55,800	1,025,046
Aviat Networks, Inc. (a)	77,479	305,267
Bel Fuse, Inc. Class B (non-vtg.)	8,180	151,575
BigBand Networks, Inc. (a)(d)	52,482	141,701
Black Box Corp.	20,932	590,282
Blonder Tongue Laboratories, Inc. (a)	3,900	7,371
Blue Coat Systems, Inc. (a)(d)	35,999	677,861
Brocade Communications Systems, Inc. (a)	320,526	1,609,041
Calix Networks, Inc. (a)(d)	8,336	101,366
Ciena Corp. (a)(d)	82,365	1,027,092
Cisco Systems, Inc. (a)	4,398,508	88,190,085
Comarco, Inc. (a)	450	1,053
CommScope, Inc. (a)	63,865	1,197,469
Communications Systems, Inc.	2,718	29,653
Comtech Telecommunications Corp. (a)(d)	26,101	531,677
DG FastChannel, Inc. (a)(d)	19,656	311,351
Digi International, Inc. (a)	24,959	189,189
Ditech Networks, Inc. (a)	8,447	9,799
EchoStar Holding Corp. Class A (a)	40,085	747,986
EMCORE Corp. (a)(d)	46,234	38,143
EMS Technologies, Inc. (a)	24,115	350,150
Emulex Corp. (a)	68,229	650,905
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	222,006
F5 Networks, Inc. (a)	56,869	4,972,057
Finisar Corp. (a)	50,154	641,470
Globecomm Systems, Inc. (a)	13,582	92,493
Harmonic, Inc. (a)(d)	87,814	510,199
Harris Corp.	95,000	3,996,650
Hughes Communications, Inc. (a)(d)	3,000	69,720
Infinera Corp. (a)(d)	69,196	584,014
InterDigital, Inc. (a)(d)	34,017	840,900
Ixia (a)	28,654	323,504
JDS Uniphase Corp. (a)	182,321	1,675,530
Juniper Networks, Inc. (a)(d)	398,775	10,846,680
KVH Industries, Inc. (a)	1,838	22,920
Lantronix, Inc. (a)	83	317
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	406,315
Meru Networks, Inc. (a)(d)	3,300	42,240
Motorola, Inc. (a)	1,622,443	12,216,996
NETGEAR, Inc. (a)(d)	38,861	820,744
Network Engines, Inc. (a)(d)	2,300	3,059
Network Equipment Technologies, Inc. (a)(d)	17,660	47,859
NumereX Corp. Class A (a)	3,105	17,078
Occam Networks, Inc. (a)(d)	85	395
Oclaro, Inc. (a)	29,664	303,759
Oplink Communications, Inc. (a)	17,767	279,297
Opnext, Inc. (a)(d)	11,814	16,303
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Optelecom Nkf, Inc. (a)	529	$ 756
Optical Cable Corp. (a)	656	1,463
ORBCOMM, Inc. (a)	23,301	42,874
Parkervision, Inc. (a)(d)	17,441	13,604
PC-Tel, Inc. (a)	2,627	15,079
Performance Technologies, Inc. (a)	3,463	7,515
Plantronics, Inc.	36,731	1,003,124
Polycom, Inc. (a)(d)	61,510	1,751,805
Powerwave Technologies, Inc. (a)(d)	103,954	176,722
QUALCOMM, Inc.	1,249,903	47,883,784
Riverbed Technology, Inc. (a)(d)	43,842	1,681,779
SeaChange International, Inc. (a)	20,553	159,080
Sonus Networks, Inc. (a)	232,659	688,671
Sycamore Networks, Inc.	16,176	354,578
Symmetricom, Inc. (a)	25,258	128,311
Tekelec (a)(d)	52,160	571,674
Tellabs, Inc.	242,872	1,724,391
Telular Corp. (a)	2,100	6,258
Tollgrade Communications, Inc. (a)	2,548	18,448
UTStarcom, Inc. (a)(d)	75,765	143,196
ViaSat, Inc. (a)(d)	20,420	713,679
Westell Technologies, Inc. Class A (a)	4,212	8,424
Zoom Technologies, Inc. (a)(d)	28,169	101,127
		198,585,589
Computers & Peripherals - 3.6%
3PAR, Inc. (a)(d)	27,667	888,664
ActivIdentity Corp. (a)(d)	55,312	104,540
Apple, Inc. (a)	691,774	168,357,038
Astro-Med, Inc.	5,359	38,263
Avid Technology, Inc. (a)(d)	21,770	241,212
Compellent Technologies, Inc. (a)(d)	21,790	332,733
Concurrent Computer Corp. (a)	1,148	5,947
Cray, Inc. (a)	27,805	149,869
Datalink Corp. (a)	2,627	8,774
Dataram Corp. (a)	3,881	6,365
Dell, Inc. (a)	1,307,242	15,386,238
Diebold, Inc.	44,317	1,149,583
Dot Hill Systems Corp. (a)	5,816	6,281
Electronics for Imaging, Inc. (a)(d)	64,810	689,902
EMC Corp. (a)	1,551,282	28,295,384
Hauppauge Digital, Inc. (a)(d)	500	1,410
Hewlett-Packard Co.	1,792,770	68,985,790
Hutchinson Technology, Inc. (a)(d)	11,789	33,834
Hypercom Corp. (a)	28,539	89,327
iGO, Inc. (a)	6,906	10,911
Imation Corp. (a)	17,514	149,920
Immersion Corp. (a)	36,085	166,713
Intermec, Inc. (a)(d)	33,285	349,825
Interphase Corp. (a)	2,276	3,778
Intevac, Inc. (a)(d)	15,683	147,734
Isilon Systems, Inc. (a)(d)	11,585	231,121

	Shares	Value
LaserCard Corp. (a)(d)	2,369	$ 8,197
Lexmark International, Inc. Class A (a)	57,487	2,011,470
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	108,952	1,400,033
NetApp, Inc. (a)	260,766	10,545,377
Netezza Corp. (a)	59,464	1,157,169
Novatel Wireless, Inc. (a)(d)	32,010	185,978
Overland Storage, Inc. (a)	693	1,067
Presstek, Inc. (a)(d)	8,481	14,842
QLogic Corp. (a)(d)	95,448	1,421,698
Quantum Corp. (a)(d)	145,293	209,222
Rimage Corp. (a)	7,000	107,100
SanDisk Corp. (a)(d)	172,946	5,748,725
Scan-Optics, Inc. (a)	300	0
Seagate Technology (a)	368,586	3,733,776
Silicon Graphics International Corp. (a)(d)	29,148	172,993
STEC, Inc. (a)(d)	30,010	334,912
Stratasys, Inc. (a)(d)	22,294	506,297
Super Micro Computer, Inc. (a)	15,000	135,525
Synaptics, Inc. (a)(d)	23,677	625,546
Video Display Corp. (a)	3,439	13,653
ViewCast.com, Inc. (a)	13,700	3,699
Western Digital Corp. (a)	167,368	4,041,937
		318,210,372
Electronic Equipment & Components - 0.8%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	530,506
Advanced Photonix, Inc. Class A (a)	5,286	2,960
Agilent Technologies, Inc. (a)	259,305	6,993,456
Agilysys, Inc. (d)	29,574	128,351
Amphenol Corp. Class A	127,288	5,183,167
Anixter International, Inc. (a)(d)	21,000	963,480
Arrow Electronics, Inc. (a)	80,391	1,839,346
Avnet, Inc. (a)	108,003	2,473,269
AVX Corp.	28,540	354,752
Axcess, Inc. (a)	1,600	372
Benchmark Electronics, Inc. (a)	61,344	860,656
Brightpoint, Inc. (a)(d)	59,347	353,708
CalAmp Corp. (a)	3,621	9,306
Checkpoint Systems, Inc. (a)(d)	28,100	515,354
Clearfield, Inc. (a)	2,800	7,420
Cogent, Inc. (a)(d)	35,833	394,163
Cognex Corp.	28,237	550,622
Coherent, Inc. (a)	23,737	881,830
Comverge, Inc. (a)(d)	8,718	57,800
Corning, Inc.	1,187,853	18,625,535
CTS Corp.	21,333	171,517
Daktronics, Inc.	37,452	344,933
Dolby Laboratories, Inc. Class A (a)(d)	41,811	2,317,166
DTS, Inc. (a)(d)	21,936	768,857
Echelon Corp. (a)(d)	28,938	218,916
Electro Rent Corp.	2,627	31,077
Electro Scientific Industries, Inc. (a)(d)	25,174	273,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Fabrinet (a)	15,195	$ 185,531
FARO Technologies, Inc. (a)	21,693	397,850
FLIR Systems, Inc. (a)(d)	110,449	2,774,479
Frequency Electronics, Inc. (a)	500	2,505
Gerber Scientific, Inc. (a)(d)	4,538	25,095
Giga-Tronics, Inc. (a)	3,000	6,630
GTSI Corp. (a)	2,376	11,975
Identive Group, Inc. (a)	600	906
IEC Electronics Corp. (a)	100	485
Ingram Micro, Inc. Class A (a)	126,062	1,898,494
Insight Enterprises, Inc. (a)	30,442	400,008
IPG Photonics Corp. (a)(d)	19,405	420,312
Iteris, Inc. (a)	1,200	1,548
Itron, Inc. (a)	28,098	1,517,292
Jabil Circuit, Inc.	143,547	1,471,357
Keithley Instruments, Inc.	11,433	105,755
KEMET Corp. (a)	60,000	162,000
L-1 Identity Solutions, Inc. (a)(d)	60,627	545,037
LeCroy Corp. (a)	2,030	10,921
LightPath Technologies, Inc. Class A (a)	437	1,272
Littelfuse, Inc. (a)(d)	24,755	921,876
LoJack Corp. (a)	24,509	81,370
LRAD Corp. (a)(d)	900	792
Mace Security International, Inc. (a)(d)	1,100	550
Maxwell Technologies, Inc. (a)(d)	16,314	183,696
Measurement Specialties, Inc. (a)	9,947	147,415
Mercury Computer Systems, Inc. (a)	16,844	186,463
Mesa Laboratories, Inc.	2,540	56,617
Methode Electronics, Inc. Class A	32,238	287,885
Micronetics, Inc. (a)	1,137	5,207
Microvision, Inc. (a)(d)	59,245	154,037
MOCON, Inc.	2,570	28,424
Molex, Inc. (d)	100,000	1,765,000
MTS Systems Corp.	19,462	518,662
Multi-Fineline Electronix, Inc. (a)(d)	11,912	248,246
National Instruments Corp.	42,603	1,228,244
NetList, Inc. (a)(d)	21,728	54,537
Newport Corp. (a)	27,067	256,324
Nortech Systems, Inc. (a)	1,634	5,801
NU Horizons Electronics Corp. (a)	4,122	13,232
OSI Systems, Inc. (a)(d)	20,275	599,735
Park Electrochemical Corp.	18,978	453,574
PC Connection, Inc. (a)	2,687	17,492
PC Mall, Inc. (a)	500	2,100
Planar Systems, Inc. (a)	2,649	5,934
Plexus Corp. (a)	30,922	711,824
Power-One, Inc. (a)(d)	65,606	667,869
RadiSys Corp. (a)(d)	4,060	36,784
Research Frontiers, Inc. (a)	2,000	8,020
Richardson Electronics Ltd.	2,923	25,722
Rofin-Sinar Technologies, Inc. (a)(d)	19,978	407,551

	Shares	Value
Rogers Corp. (a)(d)	21,541	$ 577,299
Sanmina-SCI Corp. (a)	66,811	603,303
ScanSource, Inc. (a)(d)	22,961	573,107
SMART Modular Technologies (WWH), Inc. (a)(d)	9,803	45,976
Spectrum Control, Inc. (a)	1,791	21,152
SYNNEX Corp. (a)(d)	17,416	401,613
Tech Data Corp. (a)(d)	35,292	1,277,570
Technitrol, Inc. (d)	21,812	80,923
Trimble Navigation Ltd. (a)(d)	84,063	2,364,692
TTM Technologies, Inc. (a)(d)	52,954	437,400
Universal Display Corp. (a)(d)	47,515	936,521
Viasystems Group, Inc. (a)	4,738	67,611
Vishay Intertechnology, Inc. (a)	156,274	1,201,747
Vishay Precision Group, Inc. (a)	11,162	161,737
X-Rite, Inc. (a)	29,750	97,878
Zygo Corp. (a)	11,433	91,921
		72,812,542
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(d)	133,809	6,164,581
Ancestry.com, Inc.	14,557	280,222
AOL, Inc. (a)	79,455	1,765,490
Archipelago Learning, Inc.	8,572	89,577
Art Technology Group, Inc. (a)	138,322	482,744
Autobytel, Inc. (a)	6,680	5,675
comScore, Inc. (a)(d)	24,813	451,348
Constant Contact, Inc. (a)(d)	25,942	459,692
DealerTrack Holdings, Inc. (a)(d)	40,324	594,577
Digital River, Inc. (a)(d)	26,281	693,030
DivX, Inc. (a)	15,267	117,480
EarthLink, Inc.	92,443	791,312
EasyLink Services International Corp. (a)	600	1,434
eBay, Inc. (a)	854,898	19,867,830
Equinix, Inc. (a)(d)	34,250	3,123,943
Google, Inc. Class A (a)	175,979	79,194,070
GSI Commerce, Inc. (a)(d)	40,593	924,303
IAC/InterActiveCorp (a)	64,624	1,602,029
iMergent, Inc.	7,660	28,342
InfoSpace, Inc. (a)	38,127	267,270
Innodata Isogen, Inc. (a)	10,986	29,552
Internap Network Services Corp. (a)	31,452	129,425
Internet America, Inc. (a)	4,200	840
Internet Capital Group, Inc. (a)	38,165	321,158
iPass, Inc.	26,101	28,189
j2 Global Communications, Inc. (a)(d)	31,250	674,063
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	210,365
KIT Digital, Inc. (a)(d)	7,720	66,315
Liquidity Services, Inc. (a)	10,000	128,700
LivePerson, Inc. (a)	23,535	168,275
LogMeIn, Inc. (a)(d)	30,142	987,753
LoopNet, Inc. (a)	38,132	401,911
Marchex, Inc. Class B	33,368	133,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ModusLink Global Solutions, Inc. (a)	27,194	$ 157,997
Monster Worldwide, Inc. (a)(d)	89,555	987,792
Move, Inc. (a)(d)	91,866	172,708
NIC, Inc. (d)	56,640	410,074
Onstream Media Corp. (a)	34	38
OpenTable, Inc. (a)(d)	11,556	615,935
Openwave Systems, Inc. (a)	28,230	45,733
Perficient, Inc. (a)	16,992	147,491
QuinStreet, Inc. (d)	714	7,661
Rackspace Hosting, Inc. (a)(d)	88,714	1,746,779
RealNetworks, Inc. (a)(d)	104,429	281,958
Saba Software, Inc. (a)	3,088	16,119
SAVVIS, Inc. (a)(d)	38,278	670,248
Selectica, Inc. (a)	643	3,273
Stamps.com, Inc. (a)	4,851	55,495
Support.com, Inc. (a)	12,011	45,642
Terremark Worldwide, Inc. (a)(d)	35,051	293,727
The Knot, Inc. (a)	26,713	188,594
TheStreet.com, Inc.	4,299	12,037
United Online, Inc.	83,735	412,814
ValueClick, Inc. (a)(d)	64,977	708,249
VeriSign, Inc. (a)(d)	135,443	3,945,455
Vocus, Inc. (a)	27,197	403,060
Web.com, Inc. (a)	15,761	68,876
WebMD Health Corp. (a)	40,840	2,080,390
WebMediaBrands, Inc. (a)	1,200	780
Yahoo!, Inc. (a)	992,938	12,987,629
Zix Corp. (a)(d)	50,920	135,956
		146,787,811
IT Services - 2.9%
Acxiom Corp. (a)	49,085	608,409
Alliance Data Systems Corp. (a)(d)	38,432	2,159,494
Automatic Data Processing, Inc.	384,157	14,832,302
Broadridge Financial Solutions, Inc.	105,000	2,241,750
CACI International, Inc. Class A (a)(d)	21,000	857,010
Ciber, Inc. (a)	62,714	171,836
Cognizant Technology Solutions Corp. Class A (a)	229,114	13,198,112
Computer Sciences Corp.	116,028	4,619,075
Convergys Corp. (a)	93,827	950,468
CoreLogic, Inc. (a)	62,403	1,077,700
CSG Systems International, Inc. (a)(d)	23,020	421,266
CSP, Inc. (a)	4,299	17,712
Diamond Management & Technology Consultants, Inc.	15,276	190,797
DST Systems, Inc. (d)	27,403	1,116,398
Dynamics Research Corp. (a)	2,841	27,927
Echo Global Logistics, Inc. (d)	4,308	54,108
Edgewater Technology, Inc. (a)	3,344	9,263
eLoyalty Corp. (a)	5,011	30,567
ePresence, Inc. (a)	600	0

	Shares	Value
Euronet Worldwide, Inc. (a)(d)	42,896	$ 603,976
Fidelity National Information Services, Inc.	185,693	4,798,307
Fiserv, Inc. (a)	117,000	5,853,510
Forrester Research, Inc. (a)	12,145	372,730
Gartner, Inc. Class A (a)(d)	46,439	1,331,871
Genpact Ltd. (a)(d)	76,989	1,077,076
Global Cash Access Holdings, Inc. (a)	36,284	131,348
Global Payments, Inc.	59,000	2,220,170
Hackett Group, Inc. (a)(d)	2,704	10,708
Heartland Payment Systems, Inc. (d)	35,890	507,844
Hewitt Associates, Inc. Class A (a)	69,536	3,356,503
iGate Corp. (d)	10,791	169,311
Integral Systems, Inc. (a)(d)	21,096	142,609
International Business Machines Corp.	982,451	121,067,437
Lender Processing Services, Inc.	73,000	2,141,090
Lionbridge Technologies, Inc. (a)(d)	40,348	179,952
ManTech International Corp. Class A (a)(d)	16,496	583,793
Mastech Holdings, Inc. (a)	348	1,103
MasterCard, Inc. Class A	74,337	14,745,487
Maximus, Inc.	18,351	985,632
MoneyGram International, Inc. (a)(d)	39,244	79,273
NCI, Inc. Class A (a)(d)	14,263	273,136
NeuStar, Inc. Class A (a)	56,000	1,239,840
Online Resources Corp. (a)	30,570	120,752
Paychex, Inc.	241,025	5,999,112
PFSweb, Inc. (a)	2,111	5,489
RightNow Technologies, Inc. (a)(d)	24,176	404,223
SAIC, Inc. (a)(d)	293,936	4,373,768
Sapient Corp. (d)	95,545	996,534
SRA International, Inc. Class A (a)(d)	32,151	618,907
StarTek, Inc. (a)	2,269	10,052
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	15,040	578,965
Teletech Holdings, Inc. (a)	22,443	284,577
Teradata Corp. (a)	126,224	4,132,574
The Management Network Group, Inc. (a)	240	643
The Western Union Co.	523,756	8,212,494
TNS, Inc. (a)(d)	28,980	435,280
Total System Services, Inc.	141,339	2,007,014
TSR, Inc. (a)	100	213
Unisys Corp. (a)	26,974	603,139
VeriFone Holdings, Inc. (a)(d)	60,045	1,451,888
Visa, Inc. Class A	381,785	26,335,529
Wilhelmina International, Inc. (a)	1,200	150
Wright Express Corp. (a)(d)	25,873	830,782
Zanett, Inc. (a)(d)	37,959	61,494
		261,920,479
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	1,028,796	$ 8,683,038
Zebra Technologies Corp. Class A (a)(d)	45,996	1,316,406
		9,999,444
Semiconductors & Semiconductor Equipment - 2.6%
Actel Corp. (a)	29,247	418,232
Advanced Analogic Technologies, Inc. (a)	28,971	93,866
Advanced Energy Industries, Inc. (a)	36,156	510,161
Advanced Micro Devices, Inc. (a)(d)	441,120	2,479,094
AEHR Test Systems (a)	3,637	4,219
Aetrium, Inc. (a)	2,400	6,912
Altera Corp.	219,884	5,424,538
Amkor Technology, Inc. (a)(d)	92,060	466,744
Amtech Systems, Inc. (a)	14,403	196,169
ANADIGICS, Inc. (a)	46,131	185,216
Analog Devices, Inc.	217,609	6,066,939
Applied Materials, Inc.	1,004,834	10,440,225
Applied Micro Circuits Corp. (a)(d)	85,622	923,005
Atheros Communications, Inc. (a)(d)	44,479	1,096,852
Atmel Corp. (a)(d)	282,925	1,640,965
ATMI, Inc. (a)	27,202	347,506
Axcelis Technologies, Inc. (a)(d)	87,927	119,581
AXT, Inc. (a)(d)	26,307	142,584
Broadcom Corp. Class A	324,467	9,724,276
Brooks Automation, Inc. (a)	54,086	366,703
Cabot Microelectronics Corp. (a)(d)	28,192	843,787
Cavium Networks, Inc. (a)(d)	42,346	1,022,232
Ceva, Inc. (a)	3,705	44,831
Cirrus Logic, Inc. (a)(d)	45,566	688,958
Cohu, Inc.	21,049	241,643
Conexant Systems, Inc. (a)(d)	44,491	66,292
Cree, Inc. (a)(d)	70,855	3,793,577
Cymer, Inc. (a)(d)	29,899	879,928
Cypress Semiconductor Corp. (a)(d)	108,413	1,147,552
Diodes, Inc. (a)	31,285	461,454
DSP Group, Inc. (a)	29,152	196,193
Energy Conversion Devices, Inc. (a)(d)	31,072	140,135
Entegris, Inc. (a)(d)	120,306	463,178
Entropic Communications, Inc. (a)	25,519	194,200
Evergreen Solar, Inc. (a)(d)	178,250	119,428
Exar Corp. (a)	31,629	172,062
Fairchild Semiconductor International, Inc. (a)(d)	113,948	880,818
FEI Co. (a)	29,919	498,451
First Solar, Inc. (a)(d)	35,194	4,499,553
FormFactor, Inc. (a)(d)	40,019	280,933
FSI International, Inc. (a)	31,326	84,893
GT Solar International, Inc. (a)	21,000	162,330
Hittite Microwave Corp. (a)(d)	17,471	743,391
Ikanos Communications, Inc. (a)	40,760	35,094
Integrated Device Technology, Inc. (a)(d)	138,543	709,340
Integrated Silicon Solution, Inc. (a)	19,923	132,089

	Shares	Value
Intel Corp.	4,245,843	$ 75,236,338
International Rectifier Corp. (a)(d)	56,202	1,031,307
Intersil Corp. Class A	90,212	901,669
Intest Corp. (a)	2,530	6,401
IXYS Corp. (a)	43,219	408,852
KLA-Tencor Corp.	120,761	3,382,516
Kopin Corp. (a)	36,300	102,185
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	263,007
Lam Research Corp. (a)	89,276	3,223,756
Lattice Semiconductor Corp. (a)	183,118	759,940
Linear Technology Corp.	149,321	4,278,047
LSI Corp. (a)	463,843	1,864,649
LTX-Credence Corp. (a)	102,392	221,167
Marvell Technology Group Ltd. (a)	380,886	6,071,323
Mattson Technology, Inc. (a)(d)	45,794	95,252
Maxim Integrated Products, Inc.	220,000	3,491,400
MaxLinear, Inc. Class A (a)	5,000	57,000
MEMC Electronic Materials, Inc. (a)(d)	156,460	1,609,973
Micrel, Inc.	38,851	343,637
Microchip Technology, Inc. (d)	128,884	3,568,798
Micron Technology, Inc. (a)(d)	637,021	4,118,341
Microsemi Corp. (a)	61,682	863,548
Microtune, Inc. (a)(d)	70,701	161,198
Mindspeed Technologies, Inc. (a)	23,812	152,397
MIPS Technologies, Inc. (a)	48,280	318,165
MKS Instruments, Inc. (a)(d)	43,222	746,012
Monolithic Power Systems, Inc. (a)(d)	41,045	673,548
MoSys, Inc. (a)(d)	5,107	21,858
Nanometrics, Inc. (a)(d)	33,344	441,808
National Semiconductor Corp.	163,098	2,056,666
Netlogic Microsystems, Inc. (a)(d)	35,906	867,130
Novellus Systems, Inc. (a)	77,164	1,797,921
NVE Corp. (a)(d)	7,030	269,952
NVIDIA Corp. (a)(d)	420,126	3,919,776
Omnivision Technologies, Inc. (a)(d)	54,447	1,116,164
ON Semiconductor Corp. (a)(d)	307,507	1,900,393
PDF Solutions, Inc. (a)	5,015	17,352
Pericom Semiconductor Corp. (a)(d)	20,374	172,160
Photronics, Inc. (a)(d)	52,431	225,453
Pixelworks, Inc. (a)	2,229	5,862
PLX Technology, Inc. (a)(d)	20,754	69,526
PMC-Sierra, Inc. (a)	148,931	1,030,603
Power Integrations, Inc.	34,534	945,886
QuickLogic Corp. (a)(d)	5,724	17,802
Rambus, Inc. (a)(d)	79,669	1,420,498
Ramtron International Corp. (a)	5,613	19,253
RF Micro Devices, Inc. (a)(d)	207,898	1,014,542
Rubicon Technology, Inc. (a)(d)	21,254	520,936
Rudolph Technologies, Inc. (a)	15,301	120,954
Semtech Corp. (a)(d)	46,483	771,385
Sigma Designs, Inc. (a)(d)	26,543	252,159
Silicon Image, Inc. (a)(d)	98,207	355,509
Silicon Laboratories, Inc. (a)(d)	29,453	1,123,337
Skyworks Solutions, Inc. (a)(d)	117,453	2,097,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	5,843	$ 86,067
Standard Microsystems Corp. (a)(d)	30,821	558,477
SunPower Corp. Class A (a)(d)	72,637	785,206
Supertex, Inc. (a)	18,603	409,452
Tech/Ops Sevcon, Inc. (a)	2,508	11,136
Tegal Corp. (a)	508	187
Teradyne, Inc. (a)(d)	147,810	1,327,334
Tessera Technologies, Inc. (a)	37,851	575,335
Texas Instruments, Inc.	930,494	21,429,277
TranSwitch Corp. (a)	2,419	7,015
Trident Microsystems, Inc. (a)	25,747	39,135
Trio-Tech International (a)	4,299	15,218
TriQuint Semiconductor, Inc. (a)(d)	118,241	821,775
Ultra Clean Holdings, Inc. (a)(d)	15,000	127,050
Ultratech, Inc. (a)	39,291	652,624
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,136,086
Veeco Instruments, Inc. (a)(d)	33,948	1,128,092
Virage Logic Corp. (a)(d)	43,701	524,412
Volterra Semiconductor Corp. (a)(d)	32,732	656,277
Xilinx, Inc. (d)	199,358	4,814,496
Zoran Corp. (a)	59,085	477,407
		231,261,209
Software - 3.9%
ACI Worldwide, Inc. (a)(d)	38,108	723,671
Activision Blizzard, Inc.	401,921	4,296,535
Actuate Corp. (a)	49,055	195,729
Adobe Systems, Inc. (a)	393,213	10,915,593
Advent Software, Inc. (a)(d)	15,807	785,134
American Software, Inc. Class A	4,418	22,576
ANSYS, Inc. (a)(d)	61,583	2,388,189
ArcSight, Inc. (a)	42,672	1,638,605
Ariba, Inc. (a)(d)	83,074	1,285,155
Aspen Technology, Inc. (a)	50,609	484,834
Authentidate Holding Corp. (a)	1,900	1,292
Autodesk, Inc. (a)	167,809	4,656,700
Bitstream, Inc. Class A (a)	6,051	37,516
Blackbaud, Inc. (d)	31,757	661,181
Blackboard, Inc. (a)(d)	24,407	807,628
BMC Software, Inc. (a)	134,202	4,839,324
Bottomline Technologies, Inc. (a)	26,416	370,088
BroadSoft, Inc. (a)	3,000	24,510
BSQUARE Corp. (a)	300	879
CA, Inc.	297,852	5,364,315
Cadence Design Systems, Inc. (a)(d)	230,461	1,567,135
Citrix Systems, Inc. (a)	136,013	7,880,593
Communication Intelligence Corp. (a)	3,800	247
CommVault Systems, Inc. (a)(d)	47,060	1,155,323
Compuware Corp. (a)(d)	152,129	1,092,286
Concur Technologies, Inc. (a)(d)	35,353	1,653,460
Datawatch Corp. (a)	2,268	6,056

	Shares	Value
ebix.com, Inc. (a)(d)	35,957	$ 670,238
Electronic Arts, Inc. (a)	237,578	3,620,689
Epicor Software Corp. (a)(d)	38,816	263,561
EPIQ Systems, Inc.	34,750	432,638
FactSet Research Systems, Inc.	30,000	2,206,500
Fair Isaac Corp.	50,575	1,132,374
FalconStor Software, Inc. (a)	18,520	58,153
Fonix Corp. (a)	1	0
Fortinet, Inc. (d)	30,114	614,024
Geeknet, Inc. (a)	13,735	20,190
GSE Systems, Inc. (a)	452	1,632
Informatica Corp. (a)(d)	70,941	2,281,463
Interactive Intelligence, Inc. (a)(d)	2,508	37,394
Intuit, Inc. (a)	214,640	9,186,592
Jack Henry & Associates, Inc.	61,000	1,435,940
JDA Software Group, Inc. (a)(d)	41,914	962,765
Kenexa Corp. (a)(d)	14,889	165,863
Lawson Software, Inc. (a)(d)	135,967	1,033,349
Magma Design Automation, Inc. (a)	31,318	98,339
Manhattan Associates, Inc. (a)(d)	23,929	623,231
McAfee, Inc. (a)	112,833	5,308,793
Mentor Graphics Corp. (a)	93,643	851,215
MICROS Systems, Inc. (a)(d)	51,142	1,948,510
Microsoft Corp.	5,957,339	139,878,320
MicroStrategy, Inc. Class A (a)	10,371	808,212
Monotype Imaging Holdings, Inc. (a)	10,025	74,135
Motricity, Inc. (a)(d)	10,745	79,083
NetScout Systems, Inc. (a)	23,319	369,140
NetSol Technologies, Inc. (a)	20	16
NetSuite, Inc. (a)	16,207	307,933
Novell, Inc. (a)	266,027	1,495,072
Nuance Communications, Inc. (a)(d)	172,931	2,538,627
Opnet Technologies, Inc.	5,444	85,743
Oracle Corp.	2,921,013	63,911,764
Parametric Technology Corp. (a)(d)	82,569	1,407,801
Peerless Systems Corp. (a)	200	640
Pegasystems, Inc.	21,557	472,098
Pervasive Software, Inc. (a)	4,889	23,516
Phoenix Technologies Ltd. (a)	13,582	55,007
Progress Software Corp. (a)(d)	36,598	977,533
PROS Holdings, Inc. (a)	15,000	118,050
QAD, Inc.	4,871	19,289
QLIK Technologies, Inc.	11,000	204,930
Quest Software, Inc. (a)	35,867	768,630
Radiant Systems, Inc. (a)	15,620	279,754
RealD, Inc.	9,000	150,390
RealPage, Inc. (d)	10,000	167,700
Red Hat, Inc. (a)	132,948	4,593,353
Renaissance Learning, Inc.	5,254	42,032
Rosetta Stone, Inc. (a)	9,673	165,021
Rovi Corp. (a)(d)	73,322	3,190,240
S1 Corp. (a)	50,691	246,865
Salesforce.com, Inc. (a)(d)	86,445	9,498,577
Smith Micro Software, Inc. (a)	24,403	186,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	23,042	$ 332,266
Solera Holdings, Inc.	48,885	1,939,757
Sonic Foundry, Inc. (a)(d)	180	1,800
Sonic Solutions, Inc. (a)(d)	75,198	605,344
Sourcefire, Inc. (a)(d)	30,942	784,999
SRS Labs, Inc. (a)	3,224	28,919
SS&C Technologies Holdings, Inc. (a)	9,991	140,773
SuccessFactors, Inc. (a)(d)	41,083	866,851
Symantec Corp. (a)	611,706	8,337,553
Synchronoss Technologies, Inc. (a)	24,465	378,229
Synopsys, Inc. (a)	96,141	2,200,667
Take-Two Interactive Software, Inc. (a)(d)	60,048	499,599
Taleo Corp. Class A (a)(d)	24,886	637,828
TeleCommunication Systems, Inc. Class A (a)(d)	57,438	176,909
THQ, Inc. (a)(d)	89,366	317,249
TIBCO Software, Inc. (a)(d)	119,267	1,728,179
TiVo, Inc. (a)(d)	73,373	576,712
Tyler Technologies, Inc. (a)(d)	34,991	605,694
Ultimate Software Group, Inc. (a)(d)	18,927	623,077
Vasco Data Security International, Inc. (a)(d)	35,184	209,873
Veramark Technologies, Inc. (a)	2,300	1,380
Verint Systems, Inc. (a)	10,000	235,800
Versant Corp. (a)	320	3,584
VirnetX Holding Corp. (d)	18,060	132,019
VMware, Inc. Class A (a)(d)	46,170	3,627,577
Wave Systems Corp. Class A (a)(d)	41,571	86,468
Wayside Technology Group, Inc.	1,433	13,757
Websense, Inc. (a)(d)	36,344	706,891
		343,723,915
TOTAL INFORMATION TECHNOLOGY		1,583,301,361
MATERIALS - 4.0%
Chemicals - 2.2%
A. Schulman, Inc.	32,981	599,265
Air Products & Chemicals, Inc.	150,201	11,119,380
Airgas, Inc.	51,982	3,420,416
Albemarle Corp.	66,354	2,660,132
American Pacific Corp. (a)	800	3,744
American Vanguard Corp. (d)	27,915	184,518
Arch Chemicals, Inc.	25,671	788,613
Ashland, Inc.	50,145	2,329,737
Balchem Corp. (d)	32,979	806,337
Cabot Corp.	34,815	989,790
Calgon Carbon Corp. (a)(d)	41,502	517,945
Celanese Corp. Class A	114,371	3,053,706
CF Industries Holdings, Inc.	55,531	5,136,618
Chase Corp.	1,000	12,700

	Shares	Value
Converted Organics, Inc. (a)(d)	99,007	$ 42,316
Cytec Industries, Inc.	40,411	1,916,694
Dow Chemical Co.	865,527	21,092,893
E.I. du Pont de Nemours & Co.	686,754	27,998,961
Eastman Chemical Co.	48,915	3,010,718
Ecolab, Inc.	179,354	8,501,380
Ferro Corp. (a)(d)	60,371	645,970
Flotek Industries, Inc. (a)(d)	12,942	18,766
FMC Corp.	53,377	3,324,320
Georgia Gulf Corp. (a)	805	10,465
H.B. Fuller Co. (d)	31,742	602,781
Hawkins, Inc. (d)	6,199	188,884
Huntsman Corp.	168,374	1,533,887
Innophos Holdings, Inc.	19,698	574,591
International Flavors & Fragrances, Inc.	56,154	2,565,676
Intrepid Potash, Inc. (a)(d)	31,203	700,507
KMG Chemicals, Inc.	6,176	82,079
Koppers Holdings, Inc.	29,186	583,720
Kraton Performance Polymers, Inc.	5,217	140,963
Kronos Worldwide, Inc. (a)	87	2,650
Landec Corp. (a)	21,495	118,223
LSB Industries, Inc. (a)(d)	19,648	325,764
Lubrizol Corp.	49,626	4,630,602
Material Sciences Corp. (a)	1,552	6,068
Minerals Technologies, Inc.	16,405	879,308
Monsanto Co.	413,706	21,781,621
Nalco Holding Co.	102,773	2,335,003
Nanophase Technologies Corp. (a)	4,415	4,901
NewMarket Corp.	8,586	863,151
NL Industries, Inc.	6,360	48,463
Olin Corp.	41,139	736,799
OM Group, Inc. (a)	27,564	705,638
OMNOVA Solutions, Inc. (a)	24,350	148,535
Penford Corp. (a)	7,525	36,572
PolyOne Corp. (a)	82,298	802,406
PPG Industries, Inc.	124,292	8,182,142
Praxair, Inc.	237,018	20,390,659
Quaker Chemical Corp. (d)	16,836	498,514
Rockwood Holdings, Inc. (a)	39,589	1,023,376
RPM International, Inc.	101,064	1,707,982
Senomyx, Inc. (a)(d)	21,458	87,549
Sensient Technologies Corp.	40,668	1,127,724
Sherwin-Williams Co.	69,776	4,910,835
Sigma Aldrich Corp.	78,776	4,188,520
Solutia, Inc. (a)	86,873	1,176,260
Spartech Corp. (a)(d)	22,470	200,657
Stepan Co.	9,873	547,458
STR Holdings, Inc. (d)	31,364	648,294
The Mosaic Co.	112,750	6,613,915
The Scotts Miracle-Gro Co. Class A	31,040	1,466,019
TPC Group, Inc. (a)(d)	13,000	225,940
Valspar Corp.	66,080	1,990,330
W.R. Grace & Co. (a)	45,142	1,142,093
Westlake Chemical Corp.	10,398	269,516
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	19,224	$ 332,767
Zoltek Companies, Inc. (a)(d)	46,821	398,447
		195,713,173
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	919,239
Headwaters, Inc. (a)(d)	58,586	179,859
Martin Marietta Materials, Inc. (d)	32,629	2,388,443
Texas Industries, Inc. (d)	14,848	449,004
Vulcan Materials Co.	84,577	3,109,051
		7,045,596
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	111,533
Aptargroup, Inc.	45,669	1,902,114
Ball Corp.	67,650	3,793,812
Bemis Co., Inc.	72,528	2,093,883
Boise, Inc. (a)	94,281	648,653
Crown Holdings, Inc. (a)	121,068	3,372,954
Graham Packaging Co., Inc.	13,527	151,232
Graphic Packaging Holding Co. (a)	22,196	67,698
Greif, Inc. Class A	25,003	1,421,421
MOD-PAC Corp. (sub. vtg.) (a)	1,150	5,060
Myers Industries, Inc.	14,920	95,040
Owens-Illinois, Inc. (a)(d)	123,578	3,096,865
Packaging Corp. of America	79,314	1,767,909
Pactiv Corp. (a)	94,300	3,025,144
Rock-Tenn Co. Class A	27,000	1,300,860
Sealed Air Corp.	112,623	2,309,898
Silgan Holdings, Inc.	35,135	1,050,185
Smurfit-Stone Container Enterprises, Inc. (a)	35,000	600,950
Sonoco Products Co.	71,000	2,232,950
Temple-Inland, Inc.	73,444	1,169,963
		30,218,124
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	9,744	135,831
AK Steel Holding Corp. (d)	88,152	1,123,056
Alcoa, Inc.	765,739	7,818,195
Allegheny Technologies, Inc. (d)	65,419	2,663,862
Allied Nevada Gold Corp. (a)(d)	56,024	1,313,763
Amcol International Corp.	19,393	506,545
Brush Engineered Materials, Inc. (a)(d)	25,983	624,891
Capital Gold Corp. (a)(d)	61,252	199,069
Carpenter Technology Corp.	30,707	952,224
Century Aluminum Co. (a)(d)	58,158	581,580
Cliffs Natural Resources, Inc.	105,273	6,441,655
Coeur d'Alene Mines Corp. (a)(d)	78,134	1,340,779
Commercial Metals Co.	84,856	1,105,674
Compass Minerals International, Inc.	24,217	1,737,570
Freeport-McMoRan Copper & Gold, Inc.	326,356	23,491,105

	Shares	Value
General Moly, Inc. (a)(d)	57,561	$ 173,259
Golden Minerals Co. (a)	1,000	7,580
Haynes International, Inc.	10,049	294,235
Hecla Mining Co. (a)(d)	202,052	1,155,737
Horsehead Holding Corp. (a)	45,973	364,106
Kaiser Aluminum Corp. (d)	15,063	556,126
Metals USA Holdings Corp. (a)	8,346	97,815
Molycorp, Inc.	20,000	335,000
Newmont Mining Corp.	368,601	22,602,613
Noranda Aluminium Holding Corp. (a)	14,479	115,398
Nucor Corp.	212,699	7,823,069
Olympic Steel, Inc.	11,152	245,790
Reliance Steel & Aluminum Co.	47,022	1,751,570
Royal Gold, Inc. (d)	40,029	1,964,223
RTI International Metals, Inc. (a)(d)	29,113	803,519
Schnitzer Steel Industries, Inc. Class A (d)	15,000	663,600
Southern Copper Corp.	165,724	5,011,494
Steel Dynamics, Inc.	157,820	2,162,134
Stillwater Mining Co. (a)(d)	36,480	499,776
Synalloy Corp.	700	6,846
Titanium Metals Corp. (a)(d)	70,000	1,268,400
United States Steel Corp. (d)	106,933	4,545,722
Universal Stainless & Alloy Products, Inc. (a)(d)	3,224	66,318
US Energy Corp. (a)(d)	15,796	64,132
US Gold Corp. (a)(d)	69,085	357,169
Walter Energy, Inc.	39,457	2,842,482
Worthington Industries, Inc. (d)	49,734	707,217
		106,521,129
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	26,683	316,994
Clearwater Paper Corp. (a)	8,645	587,514
Deltic Timber Corp.	16,733	683,208
Domtar Corp.	35,379	2,123,448
Glatfelter	43,011	440,003
International Paper Co.	300,668	6,151,667
Kapstone Paper & Packaging Corp. (a)	20,928	238,370
Louisiana-Pacific Corp. (a)	89,991	599,340
MeadWestvaco Corp.	122,234	2,659,812
Neenah Paper, Inc.	13,013	191,551
Schweitzer-Mauduit International, Inc.	13,459	724,633
Wausau-Mosinee Paper Corp. (a)	43,208	273,507
Weyerhaeuser Co.	158,000	2,480,600
		17,470,647
TOTAL MATERIALS		356,968,669
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)	1,000	1,370
AboveNet, Inc. (a)	17,333	894,729
Alaska Communication Systems Group, Inc. (d)	65,347	631,252
Allegiance Telecom, Inc. (a)	7,100	0
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.	4,537,303	$ 122,643,300
Atlantic Tele-Network, Inc.	11,209	478,064
Cbeyond, Inc. (a)(d)	40,071	478,848
CenturyTel, Inc.	215,973	7,809,584
Cincinnati Bell, Inc. (a)(d)	143,413	337,021
Cogent Communications Group, Inc. (a)(d)	37,872	330,244
Consolidated Communications Holdings, Inc.	31,380	544,129
Frontier Communications Corp.	719,990	5,565,523
General Communications, Inc. Class A (a)	32,745	295,032
Global Crossing Ltd. (a)(d)	20,490	252,027
Globalstar, Inc. (a)(d)	72,755	109,133
HickoryTech Corp.	540	4,158
IDT Corp. Class B (a)(d)	13,297	192,807
Iridium Communications, Inc. (a)	18,606	161,314
Level 3 Communications, Inc. (a)(d)	1,233,430	1,270,433
Neutral Tandem, Inc. (a)(d)	32,771	370,312
PAETEC Holding Corp. (a)(d)	79,173	324,609
Premiere Global Services, Inc. (a)	40,771	202,224
Qwest Communications International, Inc.	1,017,675	5,749,864
SureWest Communications (a)	9,983	61,395
tw telecom, inc. (a)(d)	125,030	2,192,401
Verizon Communications, Inc.	2,182,718	64,412,008
Vonage Holdings Corp. (a)	126,259	272,719
Windstream Corp.	370,991	4,279,381
XETA Technologies, Inc. (a)	2,000	6,400
		219,870,281
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	306,551	14,364,980
Clearwire Corp. Class A (a)(d)	107,550	689,396
Crown Castle International Corp. (a)	186,030	7,649,554
FiberTower Corp. (a)(d)	2,746	9,858
Leap Wireless International, Inc. (a)(d)	44,273	459,111
MetroPCS Communications, Inc. (a)(d)	172,855	1,545,324
NII Holdings, Inc. (a)	123,152	4,464,260
NTELOS Holdings Corp.	25,472	412,137
SBA Communications Corp. Class A (a)(d)	88,053	3,152,297
Shenandoah Telecommunications Co. (d)	20,147	340,283
Sprint Nextel Corp. (a)	2,275,320	9,283,306
Syniverse Holdings, Inc. (a)(d)	69,188	1,423,197
Telephone & Data Systems, Inc.	73,482	2,122,895
Terrestar Corp. (a)(d)	26,200	7,205

	Shares	Value
U.S. Cellular Corp. (a)	6,963	$ 291,889
USA Mobility, Inc.	34,004	488,297
		46,703,989
TOTAL TELECOMMUNICATION SERVICES		266,574,270
UTILITIES - 4.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	118,891	2,680,992
Allete, Inc.	38,638	1,374,354
American Electric Power Co., Inc.	359,996	12,747,458
Central Vermont Public Service Corp.	16,999	337,090
Cleco Corp.	65,050	1,842,867
DPL, Inc.	84,246	2,133,109
Duke Energy Corp.	994,832	17,101,162
Edison International	225,385	7,606,744
El Paso Electric Co. (a)	53,918	1,237,418
Empire District Electric Co.	46,000	902,520
Entergy Corp.	144,863	11,420,999
Exelon Corp.	506,438	20,622,155
FirstEnergy Corp. (d)	229,445	8,381,626
Great Plains Energy, Inc.	105,440	1,949,586
Hawaiian Electric Industries, Inc.	68,932	1,655,747
IDACORP, Inc.	36,791	1,289,892
ITC Holdings Corp.	40,146	2,326,862
Maine & Maritimes Corp.	2,979	132,119
MGE Energy, Inc.	21,535	803,686
NextEra Energy, Inc.	315,445	16,948,860
Northeast Utilities	123,000	3,563,310
NV Energy, Inc.	164,486	2,105,421
Pepco Holdings, Inc.	144,996	2,602,678
Pinnacle West Capital Corp.	68,015	2,710,398
PNM Resources, Inc.	82,308	941,604
Portland General Electric Co.	79,155	1,581,517
PPL Corp.	364,931	9,911,526
Progress Energy, Inc.	216,767	9,301,472
Southern Co.	628,325	23,053,244
UIL Holdings Corp.	31,926	845,720
Unisource Energy Corp.	32,881	1,069,619
Unitil Corp.	14,363	305,645
Westar Energy, Inc.	68,366	1,638,733
		173,126,133
Gas Utilities - 0.3%
AGL Resources, Inc.	55,000	2,018,500
Atmos Energy Corp.	68,000	1,924,400
Chesapeake Utilities Corp.	12,055	415,174
Delta Natural Gas Co., Inc.	1,791	51,939
Energen Corp.	52,788	2,252,992
EQT Corp.	106,887	3,484,516
Laclede Group, Inc.	25,997	865,700
National Fuel Gas Co. New Jersey (d)	52,000	2,234,960
New Jersey Resources Corp.	36,174	1,346,035
Nicor, Inc.	34,000	1,437,860
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Northwest Natural Gas Co.	26,698	$ 1,213,157
ONEOK, Inc.	77,981	3,346,165
Piedmont Natural Gas Co., Inc. (d)	51,464	1,403,938
Questar Corp.	128,553	2,092,843
South Jersey Industries, Inc.	29,737	1,397,342
Southwest Gas Corp.	35,257	1,108,833
UGI Corp.	77,269	2,132,624
WGL Holdings, Inc.	38,000	1,340,260
		30,067,238
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	596,794	6,111,171
Black Hills Corp.	45,161	1,374,249
Calpine Corp. (a)	253,246	3,221,289
Constellation Energy Group, Inc.	132,678	3,891,446
Dynegy, Inc. (a)	82,461	406,533
Mirant Corp. (a)	115,661	1,121,912
NRG Energy, Inc. (a)(d)	192,725	3,916,172
Ormat Technologies, Inc. (d)	19,662	541,885
RRI Energy, Inc. (a)	268,023	930,040
		21,514,697
Multi-Utilities - 1.4%
Alliant Energy Corp.	75,633	2,648,668
Ameren Corp.	165,198	4,637,108
Avista Corp.	53,061	1,107,383
CenterPoint Energy, Inc.	266,371	3,939,627
CH Energy Group, Inc.	20,599	868,042
CMS Energy Corp. (d)	163,855	2,867,463
Consolidated Edison, Inc.	212,786	10,113,719
Dominion Resources, Inc.	458,268	19,595,540
DTE Energy Co.	120,973	5,667,585
Integrys Energy Group, Inc.	52,000	2,519,400
MDU Resources Group, Inc.	122,500	2,304,225
NiSource, Inc.	193,996	3,363,891
NorthWestern Energy Corp.	51,010	1,434,401
NSTAR (d)	71,901	2,734,395
OGE Energy Corp.	75,931	2,965,106
PG&E Corp.	283,226	13,243,648
Public Service Enterprise Group, Inc.	387,954	12,399,010
SCANA Corp.	79,156	3,089,459
Sempra Energy	175,355	8,929,077
TECO Energy, Inc. (d)	142,374	2,403,273
Vectren Corp.	58,914	1,445,750
Wisconsin Energy Corp.	84,915	4,733,162
Xcel Energy, Inc. (d)	335,521	7,485,474
		120,495,406
Water Utilities - 0.1%
American States Water Co.	28,136	937,773
American Water Works Co., Inc.	121,444	2,742,206
Aqua America, Inc. (d)	89,409	1,777,451
Artesian Resources Corp. Class A (d)	3,752	67,198

	Shares	Value
California Water Service Group	23,128	$ 805,086
Middlesex Water Co.	3,274	53,726
SJW Corp.	12,703	293,566
Southwest Water Co.	25,818	283,482
		6,960,488
TOTAL UTILITIES		352,163,962
TOTAL COMMON STOCKS (Cost $9,517,125,585)		8,761,245,307
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.34% 11/18/10 to 12/16/10 (e) (Cost $19,984,274)	$ 20,000,000	19,993,110
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	77,088,181	77,088,181
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,067,523,907	1,067,523,907
TOTAL MONEY MARKET FUNDS (Cost $1,144,612,088)		1,144,612,088
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $10,681,721,947)	9,925,850,505
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(1,059,089,443)
NET ASSETS - 100%	$ 8,866,761,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
322 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 16,877,630	$ (388,093)
86 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	6,201,460	8,147
261 CME S&P 500 Index Contracts	Sept. 2010	68,401,575	470,592
207 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	12,453,120	(177,116)
TOTAL EQUITY INDEX CONTRACTS		$ 103,933,785	$ (86,470)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,495,414.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,219
Fidelity Securities Lending Cash Central Fund	2,226,929
Total	$ 2,337,148
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 963,743,940	$ 963,743,940	$ -	$ -
Consumer Staples	901,942,337	901,942,337	-	-
Energy	885,889,037	885,889,037	-	-
Financials	1,471,399,465	1,471,394,212	5,237	16
Health Care	1,039,879,658	1,039,879,658	-	-
Industrials	939,382,608	939,382,608	-	-
Information Technology	1,583,301,361	1,583,301,361	-	-
Materials	356,968,669	356,968,669	-	-
Telecommunication Services	266,574,270	266,574,270	-	-
Utilities	352,163,962	352,163,962	-	-
U.S. Government and Government Agency Obligations	19,993,110	-	19,993,110	-
Money Market Funds	1,144,612,088	1,144,612,088	-	-
Total Investments in Securities:	$ 9,925,850,505	$ 9,905,852,142	$ 19,998,347	$ 16
Derivative Instruments:
Assets
Futures Contracts	$ 478,739	$ 478,739	$ -	$ -
Liabilities
Futures Contracts	$ (565,209)	$ (565,209)	$ -	$ -
Total Derivative Instruments:	$ (86,470)	$ (86,470)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	(172,067)
Total Unrealized Gain (Loss)	173,367
Cost of Purchases	16
Proceeds of Sales	(1,380)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(304)
Ending Balance	$ 16
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (36)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 478,739	$ (565,209)
Total Value of Derivatives (a)	$ 478,739	$ (565,209)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $206,882,154 of which $160,154,968 and $46,727,186 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $111,231,841 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,037,143,235) - See accompanying schedule: Unaffiliated issuers (cost $9,537,109,859)	$ 8,781,238,417
Fidelity Central Funds (cost $1,144,612,088)	1,144,612,088
Total Investments (cost $10,681,721,947)		$ 9,925,850,505
Receivable for investments sold		1,530,675
Receivable for fund shares sold		13,094,743
Dividends receivable		23,354,820
Distributions receivable from Fidelity Central Funds		368,939
Receivable for daily variation on futures contracts		340,013
Other receivables		77,245
Total assets		9,964,616,940

Liabilities
Payable for investments purchased	$ 360,270
Payable for fund shares redeemed	29,255,325
Accrued management fee	536,811
Other affiliated payables	109,166
Other payables and accrued expenses	70,399
Collateral on securities loaned, at value	1,067,523,907
Total liabilities		1,097,855,878
Net Assets		$ 8,866,761,062
Net Assets consist of:
Paid in capital		$ 9,917,001,975
Undistributed net investment income		86,812,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(381,095,592)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(755,958,237)
Net Assets		$ 8,866,761,062
Investor Class: Net Asset Value, offering price and redemption price per share ($5,141,325,913 ÷ 170,045,547 shares)		$ 30.23

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,565,419,597 ÷ 117,911,079 shares)		$ 30.24

Class F: Net Asset Value, offering price and redemption price per share ($160,015,552 ÷ 5,292,248 shares)		$ 30.24

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 89,740,143
Interest		31,997
Income from Fidelity Central Funds		2,337,148
Total income		92,109,288

Expenses
Management fee	$ 3,303,892
Transfer agent fees	798,187
Independent trustees' compensation	26,167
Miscellaneous	18,796
Total expenses before reductions	4,147,042
Expense reductions	(75)	4,146,967
Net investment income (loss)		87,962,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,838,453)
Foreign currency transactions	(155)
Futures contracts	(30,850)
Total net realized gain (loss)		(31,869,458)
Change in net unrealized appreciation (depreciation) on: Investment securities	(408,572,609)
Assets and liabilities in foreign currencies	(370)
Futures contracts	(2,964,651)
Total change in net unrealized appreciation (depreciation)		(411,537,630)
Net gain (loss)		(443,407,088)
Net increase (decrease) in net assets resulting from operations		$ (355,444,767)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,962,321	$ 161,979,311
Net realized gain (loss)	(31,869,458)	(73,319,291)
Change in net unrealized appreciation (depreciation)	(411,537,630)	3,159,071,575
Net increase (decrease) in net assets resulting from operations	(355,444,767)	3,247,731,595
Distributions to shareholders from net investment income	(29,426,679)	(160,882,530)
Distributions to shareholders from net realized gain	(5,804,652)	(4,251,093)
Total distributions	(35,231,331)	(165,133,623)
Share transactions - net increase (decrease)	77,078,623	472,190,129
Redemption fees	170,340	317,985
Total increase (decrease) in net assets	(313,427,135)	3,555,106,086

Net Assets
Beginning of period	9,180,188,197	5,625,082,111
End of period (including undistributed net investment income of $86,812,916 and undistributed net investment income of $28,277,274, respectively)	$ 8,866,761,062	$ 9,180,188,197

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Income from Investment Operations
Net investment income (loss) D	.30	.56	.70	.76	.68	.56
Net realized and unrealized gain (loss)	(1.49)	10.96	(16.70)	(2.30)	3.63	2.95
Total from investment operations	(1.19)	11.52	(16.00)	(1.54)	4.31	3.51
Distributions from net investment income	(.10)	(.57)	(.64)	(.65)	(.52)	(.51)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-	-
Total distributions	(.12)	(.58) K	(.65) J	(.89)	(.52)	(.51)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.23	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(3.82)%	56.10%	(43.32)%	(4.10)%	12.05%	10.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85% A	2.00%	2.23%	1.84%	1.80%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,141,326	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617
Portfolio turnover rate F	4% A	7%	3%	4%	4%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.30	.57	.72	.77	.69	.24
Net realized and unrealized gain (loss)	(1.48)	10.95	(16.71)	(2.30)	3.63	3.02
Total from investment operations	(1.18)	11.52	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.10)	(.57)	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-	-
Total distributions	(.12)	(.59) L	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.24	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(3.78)%	56.07%	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.88% A	2.03%	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,565,420	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	4% A	7%	3%	4%	4%	6% M

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. L Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share. M Amount not annualized.

Financial Highlights - Class F

	Six months ended August 31, 2010	Period ended February 28,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.30	.26
Net realized and unrealized gain (loss)	(1.48)	1.67
Total from investment operations	(1.18)	1.93
Distributions from net investment income	(.10)	(.47)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.12)	(.49) J
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 30.24	$ 31.54
Total Return B, C	(3.78)%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	1.88% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,016	$ 70,077
Portfolio turnover rate F	4% A	7% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,436,576,602
Gross unrealized depreciation	(2,217,753,852)
Net unrealized appreciation (depreciation)	$ (781,177,250)

Tax cost	$ 10,707,027,755

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(30,850) and a change in net unrealized appreciation (depreciation) of $(2,964,651) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $336,748,839 and $160,487,081, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class and Class F so that total expenses do not exceed .10%, .07% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets *
Investor Class	$ 798,187.03

* Annualized

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,796 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,226,929.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010 A
From net investment income
Investor Class	$ 16,873,397	$ 95,590,562
Fidelity Advantage Class	12,298,432	65,274,148
Class F	254,850	17,820
Total	$ 29,426,679	$ 160,882,530
From net realized gain
Investor Class	$ 3,374,672	$ 2,532,505
Fidelity Advantage Class	2,380,648	1,718,022
Class F	49,332	566
Total	$ 5,804,652	$ 4,251,093

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010 A	Six months ended August 31, 2010	Year ended February 28, 2010 A
Investor Class
Shares sold	21,806,641	58,631,729	$ 703,206,683	$ 1,595,485,040
Reinvestment of distributions	579,911	3,222,933	19,838,738	95,874,263
Shares redeemed	(22,203,289)	(54,964,099)	(720,132,102)	(1,544,649,200)
Net increase (decrease)	183,263	6,890,563	$ 2,913,319	$ 146,710,103
Fidelity Advantage Class
Shares sold	12,024,458	31,438,080	$ 390,604,064	$ 867,809,887
Reinvestment of distributions	372,588	1,945,746	12,746,228	57,952,352
Shares redeemed	(13,435,609)	(24,452,925)	(428,767,752)	(671,959,716)
Net increase (decrease)	(1,038,563)	8,930,901	$ (25,417,460)	$ 253,802,523
Class F
Shares sold	3,552,659	2,344,595	$ 115,263,605	$ 75,535,202
Reinvestment of distributions	8,892	590	304,182	18,386
Shares redeemed	(490,998)	(123,490)	(15,985,023)	(3,876,085)
Net increase (decrease)	3,070,553	2,221,695	$ 99,582,764	$ 71,677,503

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 976.90	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 976.90	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 968.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 968.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.6	0.3
Annaly Capital Management, Inc.	0.5	0.5
Crown Castle International Corp.	0.5	0.4
The Mosaic Co.	0.4	0.4
Delta Air Lines, Inc.	0.4	0.5
Marvell Technology Group Ltd.	0.4	0.4
Bunge Ltd.	0.4	0.3
New York Community Bancorp, Inc.	0.3	0.3
F5 Networks, Inc.	0.3	0.2
Liberty Global, Inc. Class A	0.3	0.3
	4.1
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.3
Information Technology	15.6	15.3
Consumer Discretionary	14.1	14.4
Industrials	13.7	13.6
Health Care	11.6	12.0
Energy	6.4	6.8
Materials	6.2	6.0
Utilities	4.3	4.0
Consumer Staples	3.6	3.5
Telecommunication Services	1.8	1.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	109,172	$ 913,770
Amerigon, Inc. (a)(d)	40,698	420,817
BorgWarner, Inc. (a)(d)	203,518	8,883,561
Cooper Tire & Rubber Co.	105,556	1,708,952
Dana Holding Corp. (a)	244,022	2,503,666
Dorman Products, Inc. (a)	24,282	569,413
Drew Industries, Inc. (a)	34,286	655,891
Exide Technologies (a)	95,472	400,028
Federal-Mogul Corp. Class A (a)	43,883	671,190
Fuel Systems Solutions, Inc. (a)(d)	24,616	798,297
Gentex Corp.	236,049	4,147,381
Hawk Corp. Class A (a)	12,526	458,953
Lear Corp. (a)	81,166	5,978,688
Modine Manufacturing Co. (a)(d)	82,285	817,913
Motorcar Parts of America, Inc. (a)	4,448	31,225
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	345,854	156,222
Shiloh Industries, Inc. (a)	9,407	79,489
Spartan Motors, Inc.	57,110	222,158
Standard Motor Products, Inc.	41,023	352,798
Stoneridge, Inc. (a)	31,630	272,967
Strattec Security Corp.	1,809	36,506
Superior Industries International, Inc.	45,058	656,946
Tenneco, Inc. (a)	102,428	2,532,020
TRW Automotive Holdings Corp. (a)(d)	143,237	4,978,918
		38,247,769
Automobiles - 0.1%
Tesla Motors, Inc. (a)(d)	22,365	439,249
Thor Industries, Inc.	59,707	1,393,561
Winnebago Industries, Inc. (a)(d)	51,257	439,785
		2,272,595
Distributors - 0.1%
Amcon Distributing Co.	1,022	62,230
Audiovox Corp. Class A (a)	41,307	261,473
Core-Mark Holding Co., Inc. (a)	20,297	525,489
LKQ Corp. (a)	244,090	4,540,074
		5,389,266
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)(d)	32,080	797,188
Bridgepoint Education, Inc. (a)(d)	31,709	409,680
Cambium Learning Group, Inc. (a)	16,192	45,985
Capella Education Co. (a)(d)	25,804	1,614,814
Career Education Corp. (a)	111,670	1,957,575
Carriage Services, Inc. (a)	11,500	51,750
Coinstar, Inc. (a)(d)	49,960	2,173,260
Collectors Universe, Inc.	6,852	89,145
Corinthian Colleges, Inc. (a)(d)	148,945	726,852
CPI Corp.	18,726	408,414
Education Management Corp. (d)	33,298	268,715

	Shares	Value
Grand Canyon Education, Inc. (a)	27,969	$ 477,990
Hillenbrand, Inc.	106,220	2,021,367
ITT Educational Services, Inc. (a)(d)	59,392	3,163,218
Jackson Hewitt Tax Service, Inc. (a)(d)	73,123	57,036
K12, Inc. (a)(d)	53,266	1,232,575
Learning Tree International, Inc.	12,160	107,494
Lincoln Educational Services Corp. (a)	34,105	372,427
Mac-Gray Corp.	17,945	193,806
Matthews International Corp. Class A	54,272	1,709,025
National American University Holdings, Inc.	7,000	34,230
Nobel Learning Communities, Inc. (a)	2,715	17,620
Pre-Paid Legal Services, Inc. (a)(d)	13,505	738,048
Princeton Review, Inc. (a)(d)	51,537	96,374
Regis Corp.	98,524	1,652,247
Service Corp. International	436,052	3,353,240
Sotheby's Class A (ltd. vtg.)	116,284	3,094,317
Steiner Leisure Ltd. (a)	23,494	836,621
Stewart Enterprises, Inc. Class A	148,654	707,593
Strayer Education, Inc. (d)	24,251	3,511,060
Universal Technical Institute, Inc.	40,257	621,971
Weight Watchers International, Inc.	61,494	1,753,809
		34,295,446
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	59,083	635,142
Ambassadors Group, Inc.	37,509	411,661
Ambassadors International, Inc. (a)	924	2,467
Ameristar Casinos, Inc.	42,366	695,226
ARK Restaurants Corp.	5,734	84,749
Bally Technologies, Inc. (a)(d)	93,969	2,955,325
Benihana, Inc. Class A (sub. vtg.) (a)	21,797	140,591
Biglari Holdings, Inc. (a)(d)	2,643	767,527
BJ's Restaurants, Inc. (a)(d)	34,789	832,849
Bluegreen Corp. (a)	20,408	52,244
Bob Evans Farms, Inc.	55,005	1,405,378
Boyd Gaming Corp. (a)(d)	96,439	669,287
Brinker International, Inc.	170,261	2,681,611
Buffalo Wild Wings, Inc. (a)(d)	31,446	1,315,072
Burger King Holdings, Inc.	156,245	2,570,230
California Pizza Kitchen, Inc. (a)	44,902	689,695
Caribou Coffee Co., Inc. (a)(d)	12,888	120,761
Carrols Restaurant Group, Inc. (a)	26,041	114,060
CEC Entertainment, Inc. (a)(d)	39,121	1,227,226
Century Casinos, Inc. (a)	34,404	66,056
Chipotle Mexican Grill, Inc. (a)(d)	54,438	8,210,884
Choice Hotels International, Inc. (d)	55,958	1,839,899
Churchill Downs, Inc. (d)	23,131	795,012
Cosi, Inc. (a)	62,262	49,187
Cracker Barrel Old Country Store, Inc. (d)	40,095	1,788,638
Denny's Corp. (a)	176,977	422,090
DineEquity, Inc. (a)	27,651	882,620
Domino's Pizza, Inc. (a)(d)	71,221	913,053
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	25,627	$ 87,132
Dover Motorsports, Inc. (a)	22,686	40,154
Einstein Noah Restaurant Group, Inc. (a)	9,000	88,380
Empire Resorts, Inc. (a)(d)	44,497	36,043
Famous Dave's of America, Inc. (a)	11,903	98,676
Frisch's Restaurants, Inc.	3,179	60,369
Full House Resorts, Inc. (a)	5,054	15,718
Gaming Partners International Corp.	1,584	9,441
Gaylord Entertainment Co. (a)(d)	61,165	1,600,076
Great Wolf Resorts, Inc. (a)(d)	56,227	111,329
Hyatt Hotels Corp. Class A (d)	68,919	2,595,490
International Speedway Corp. Class A	51,404	1,176,638
Interval Leisure Group, Inc. (a)	68,747	860,025
Isle of Capri Casinos, Inc. (a)(d)	38,421	272,021
Jack in the Box, Inc. (a)	96,495	1,947,269
Jamba, Inc. (a)(d)	125,986	224,255
Krispy Kreme Doughnuts, Inc. (a)(d)	96,746	383,114
Lakes Entertainment, Inc. (a)	25,879	51,499
Landry's Restaurants, Inc. (a)(d)	14,647	356,654
Las Vegas Sands Corp. (a)(d)	750,620	21,264,998
Life Time Fitness, Inc. (a)(d)	70,731	2,402,732
Luby's, Inc. (a)(d)	29,797	146,005
Marcus Corp.	39,781	437,591
MAXXAM, Inc. (a)	8	6,484
McCormick & Schmick's Seafood Restaurants (a)	24,841	154,014
MGM Mirage, Inc. (a)(d)	433,434	3,905,240
Monarch Casino & Resort, Inc. (a)	24,183	230,222
Morgans Hotel Group Co. (a)	55,352	345,396
Morton's Restaurant Group, Inc. (a)	16,889	74,143
MTR Gaming Group, Inc. (a)	26,173	52,084
Multimedia Games, Inc. (a)	53,167	185,553
Nathan's Famous, Inc. (a)	913	14,215
O'Charleys, Inc. (a)	42,434	233,811
Orient Express Hotels Ltd. Class A (a)(d)	180,120	1,556,237
P.F. Chang's China Bistro, Inc. (d)	37,338	1,598,440
Panera Bread Co. Class A (a)(d)	54,154	4,329,071
Papa John's International, Inc. (a)	39,892	949,829
Peet's Coffee & Tea, Inc. (a)(d)	24,379	835,712
Penn National Gaming, Inc. (a)	116,442	3,281,336
Pinnacle Entertainment, Inc. (a)	103,053	1,009,919
Premier Exhibitions, Inc. (a)	16,798	28,389
Red Lion Hotels Corp. (a)	38,228	238,925
Red Robin Gourmet Burgers, Inc. (a)(d)	28,395	526,159
Rick's Cabaret International, Inc. (a)	17,933	108,495
Royal Caribbean Cruises Ltd. (a)(d)	231,034	5,674,195
Ruby Tuesday, Inc. (a)(d)	99,181	913,457
Ruth's Hospitality Group, Inc. (a)	60,328	197,273
Scientific Games Corp. Class A (a)(d)	119,732	1,222,464

	Shares	Value
Shuffle Master, Inc. (a)	93,803	$ 745,734
Silverleaf Resorts, Inc. (a)	16,000	15,840
Six Flags Entertainment Corp. (a)(d)	50,000	1,890,500
Sonic Corp. (a)	106,703	818,412
Speedway Motorsports, Inc.	25,955	345,721
Texas Roadhouse, Inc. Class A (a)(d)	91,142	1,208,543
The Cheesecake Factory, Inc. (a)(d)	95,181	2,131,103
Town Sports International Holdings, Inc. (a)	34,405	90,141
Vail Resorts, Inc. (a)(d)	63,574	2,099,849
VCG Holding Corp. (a)	18,692	34,954
Wendy's/Arby's Group, Inc.	573,636	2,231,444
WMS Industries, Inc. (a)	100,766	3,561,070
		109,448,523
Household Durables - 1.2%
American Greetings Corp. Class A	63,819	1,231,707
Bassett Furniture Industries, Inc. (a)	10,564	50,073
Beazer Homes USA, Inc. (a)(d)	104,947	363,117
Blyth, Inc.	13,705	522,435
Brookfield Homes Corp. (a)(d)	17,568	112,435
Cavco Industries, Inc. (a)(d)	13,459	451,011
Cobra Electronics Corp. (a)	1,132	2,468
CSS Industries, Inc.	16,089	248,414
Dixie Group, Inc. (a)	9,546	30,643
Emerson Radio Corp.	9,263	22,972
Ethan Allen Interiors, Inc. (d)	46,594	628,553
Flexsteel Industries, Inc.	8,780	124,237
Furniture Brands International, Inc. (a)	69,733	324,258
Garmin Ltd. (d)	205,000	5,455,050
Helen of Troy Ltd. (a)	49,335	1,097,950
Hooker Furniture Corp.	26,465	247,448
Hovnanian Enterprises, Inc. Class A (a)(d)	84,044	287,430
iRobot Corp. (a)(d)	37,138	615,377
Jarden Corp.	159,045	4,284,672
KB Home (d)	133,748	1,378,942
Kid Brands, Inc. (a)	33,163	270,942
La-Z-Boy, Inc. (a)(d)	88,871	595,436
Libbey, Inc. (a)	33,847	379,763
Lifetime Brands, Inc. (a)(d)	17,993	245,425
M.D.C. Holdings, Inc.	64,497	1,716,910
M/I Homes, Inc. (a)	35,199	331,927
Meritage Homes Corp. (a)(d)	53,076	947,937
Mohawk Industries, Inc. (a)(d)	95,199	4,218,268
National Presto Industries, Inc. (d)	8,710	871,174
NVR, Inc. (a)(d)	10,586	6,395,638
Palm Harbor Homes, Inc. (a)	9,454	15,599
Ryland Group, Inc.	76,530	1,232,898
Sealy Corp., Inc. (a)(d)	81,807	193,883
Skyline Corp.	14,802	271,025
Standard Pacific Corp. (a)(d)	182,727	637,717
Stanley Furniture Co., Inc. (a)	15,731	60,250
Tempur-Pedic International, Inc. (a)(d)	115,398	3,092,666
Toll Brothers, Inc. (a)(d)	234,833	4,057,914
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	107,479	$ 4,228,224
Universal Electronics, Inc. (a)	28,987	554,521
		47,797,309
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	58,317	92,724
Bidz.com, Inc. (a)	10,552	16,883
Blue Nile, Inc. (a)(d)	25,353	1,040,994
dELiA*s, Inc. (a)	25,316	35,442
Drugstore.com, Inc. (a)	126,276	198,253
eDiets.com, Inc. (a)(d)	14,028	9,679
Gaiam, Inc. Class A	23,010	123,564
Hollywood Media Corp. (a)	26,946	28,563
HSN, Inc. (a)	67,969	1,786,905
Liberty Media Corp. Interactive Series A (a)	1,034,723	10,916,328
Netflix, Inc. (a)(d)	78,326	9,831,480
NutriSystem, Inc. (d)	52,164	916,000
Orbitz Worldwide, Inc. (a)	55,775	281,106
Overstock.com, Inc. (a)(d)	28,744	403,853
PetMed Express, Inc. (d)	45,901	709,170
Shutterfly, Inc. (a)	45,173	1,004,196
US Auto Parts Network, Inc. (a)	28,450	233,859
ValueVision Media, Inc. Class A (a)	47,760	95,520
Vitacost.com, Inc.	40,186	225,042
		27,949,561
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	21,225	148,363
Brunswick Corp. (d)	154,253	1,960,556
Callaway Golf Co.	116,405	727,531
Cybex International, Inc. (a)	14,718	22,077
Escalade, Inc. (a)	6,336	31,300
Gametech International, Inc. (a)	13,061	4,706
JAKKS Pacific, Inc. (a)(d)	55,510	827,099
Johnson Outdoors, Inc. Class A (a)	1,929	19,194
Leapfrog Enterprises, Inc. Class A (a)	73,306	344,538
Marine Products Corp. (a)	22,297	115,498
Meade Instruments Corp. (a)	201	643
Nautilus, Inc. (a)	41,463	52,658
Polaris Industries, Inc.	55,696	2,970,268
Pool Corp.	84,400	1,557,180
RC2 Corp. (a)	37,412	688,755
Smith & Wesson Holding Corp. (a)	106,299	398,621
Steinway Musical Instruments, Inc. (a)	16,626	257,204
Sturm Ruger & Co., Inc.	36,483	469,536
		10,595,727
Media - 2.5%
A.H. Belo Corp. Class A (a)(d)	32,177	214,942
Alloy, Inc. (a)	25,368	243,533
Arbitron, Inc.	46,324	1,178,483
Ascent Media Corp. (a)	29,902	798,533

	Shares	Value
Atrinsic, Inc. (a)	2,087	$ 872
Ballantyne of Omaha, Inc. (a)	33,763	265,040
Beasley Broadcast Group, Inc. Class A (a)	4,117	14,657
Belo Corp. Series A (a)	155,546	813,506
Cablevision Systems Corp. - NY Group Class A	412,466	10,348,772
Carmike Cinemas, Inc. (a)(d)	24,755	149,768
Cinemark Holdings, Inc.	101,321	1,480,300
CKX, Inc. (a)	115,100	539,819
Clear Channel Outdoor Holding, Inc. Class A (a)	70,684	710,374
Crown Media Holdings, Inc. Class A (a)(d)	4,844	10,366
Cumulus Media, Inc. Class A (a)(d)	58,225	122,855
Dex One Corp. (a)	85,737	730,479
DISH Network Corp. Class A	361,996	6,497,828
DreamWorks Animation SKG, Inc. Class A (a)	109,214	3,236,011
E.W. Scripps Co. Class A (a)	55,882	379,439
Emmis Communications Corp. Class A (a)	64,360	99,114
Entercom Communications Corp. Class A (a)(d)	45,084	247,962
Entravision Communication Corp. Class A (a)(d)	90,792	141,636
Fisher Communications, Inc. (a)	15,280	254,870
Global Traffic Network, Inc. (a)	2,211	11,387
Gray Television, Inc. (a)(d)	81,190	150,202
Harris Interactive, Inc. (a)	49,977	45,979
Harte-Hanks, Inc.	65,194	666,935
Insignia Systems, Inc. (a)	14,162	87,096
interCLICK, Inc. (a)	46,809	172,725
John Wiley & Sons, Inc. Class A	86,289	3,071,026
Journal Communications, Inc. Class A (a)	76,855	304,346
Knology, Inc. (a)(d)	57,506	674,545
Lamar Advertising Co. Class A (a)(d)	99,002	2,594,842
Lee Enterprises, Inc. (a)(d)	73,717	163,652
Liberty Global, Inc. Class A (a)(d)	430,219	11,839,627
Liberty Media Corp.:
Capital Series A (a)	147,779	6,661,877
Starz Series A (a)	90,353	5,397,688
LIN TV Corp. Class A (a)	52,771	210,556
Live Nation Entertainment, Inc. (a)	243,510	2,103,926
LodgeNet Entertainment Corp. (a)(d)	50,214	128,046
Madison Square Garden, Inc. Class A (a)	102,482	2,007,110
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	51,138	221,939
Media General, Inc. Class A (a)(d)	25,434	195,587
Mediacom Communications Corp. Class A (a)	74,681	431,656
Morningstar, Inc. (a)(d)	37,362	1,511,293
National CineMedia, Inc.	78,784	1,251,878
Navarre Corp. (a)(d)	59,344	144,206
New Frontier Media, Inc. (a)	31,250	58,125
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	9,670	$ 36,263
NTN Communications, Inc. (a)	16,316	6,690
Outdoor Channel Holdings, Inc. (a)	25,606	135,968
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	46,218	235,250
Point.360 (a)	2,433	3,163
PRIMEDIA, Inc.	26,029	81,991
Radio One, Inc. Class D (non-vtg.) (a)	71,002	46,861
ReachLocal, Inc.	7,160	93,152
Reading International, Inc. Class A (a)	15,193	65,786
Regal Entertainment Group Class A	132,748	1,634,128
Rentrak Corp. (a)	19,535	430,551
Saga Communications, Inc. Class A (a)	1,905	33,338
Salem Communications Corp. Class A (a)	10,000	27,000
Scholastic Corp.	48,156	1,128,295
Sinclair Broadcast Group, Inc. Class A (a)	88,775	530,875
Sirius XM Radio, Inc. (a)(d)	6,692,628	6,398,822
Spanish Broadcasting System, Inc. Class A (a)	67,440	62,719
SPAR Group, Inc. (a)	4,346	3,346
SuperMedia, Inc. (a)(d)	27,181	245,716
The McClatchy Co. Class A (a)(d)	94,186	252,418
Valassis Communications, Inc. (a)	86,740	2,542,349
Value Line, Inc.	1,396	18,455
Virgin Media, Inc.	514,904	10,715,152
Warner Music Group Corp. (a)	92,414	386,291
Westwood One, Inc. (a)(d)	878	6,884
World Wrestling Entertainment, Inc. Class A	52,937	742,177
		94,449,048
Multiline Retail - 0.5%
99 Cents Only Stores (a)(d)	80,009	1,400,158
Dillard's, Inc. Class A (d)	95,985	2,099,192
Dollar General Corp. (d)	58,242	1,590,589
Dollar Tree, Inc. (a)	228,819	10,372,365
Duckwall-ALCO Stores, Inc. (a)	5,890	80,929
Fred's, Inc. Class A	66,342	731,089
Retail Ventures, Inc. (a)	21,851	184,422
Saks, Inc. (a)(d)	240,524	1,897,734
The Bon-Ton Stores, Inc. (a)(d)	31,972	203,022
Tuesday Morning Corp. (a)	54,408	201,854
		18,761,354
Specialty Retail - 2.7%
A.C. Moore Arts & Crafts, Inc. (a)	32,596	57,695
Aarons, Inc. (d)	124,899	2,034,605
Advance Auto Parts, Inc.	152,015	8,280,257
Aeropostale, Inc. (a)	162,286	3,456,692
America's Car Mart, Inc. (a)	21,445	536,125
American Eagle Outfitters, Inc.	308,005	3,893,183

	Shares	Value
AnnTaylor Stores Corp. (a)(d)	102,796	$ 1,575,863
Asbury Automotive Group, Inc. (a)	58,366	696,306
Barnes & Noble, Inc. (d)	66,905	1,012,942
bebe Stores, Inc.	61,363	349,155
Big 5 Sporting Goods Corp.	37,628	446,456
Books-A-Million, Inc.	19,056	103,093
Borders Group, Inc. (a)(d)	88,626	95,716
Brown Shoe Co., Inc.	74,771	786,591
Build-A-Bear Workshop, Inc. (a)	33,647	168,235
Cabela's, Inc. Class A (a)(d)	72,348	1,127,182
Cache, Inc. (a)	27,814	119,322
Casual Male Retail Group, Inc. (a)	71,337	228,992
Charming Shoppes, Inc. (a)(d)	176,591	595,112
Chico's FAS, Inc.	302,774	2,497,886
Christopher & Banks Corp.	60,018	386,516
Citi Trends, Inc. (a)	27,963	631,964
Coldwater Creek, Inc. (a)(d)	101,916	439,258
Collective Brands, Inc. (a)(d)	111,694	1,444,203
Conn's, Inc. (a)(d)	31,766	138,182
Cost Plus, Inc. (a)(d)	29,594	98,548
Destination Maternity Corp. (a)	11,246	299,144
Dick's Sporting Goods, Inc. (a)	148,902	3,643,632
Dreams, Inc. (a)	6,836	9,844
Dress Barn, Inc. (a)	118,751	2,475,958
DSW, Inc. Class A (a)	29,714	705,708
Emerging Vision, Inc. (a)	5,700	200
Express, Inc. (d)	26,500	360,665
Finish Line, Inc. Class A	87,807	1,159,052
Foot Locker, Inc.	265,476	3,116,688
Genesco, Inc. (a)(d)	41,814	1,055,385
Golfsmith International Holdings, Inc. (a)	2,576	8,424
Group 1 Automotive, Inc. (a)(d)	42,516	1,073,104
Guess?, Inc.	101,044	3,264,732
Gymboree Corp. (a)(d)	52,354	1,970,081
Hastings Entertainment, Inc. (a)	8,009	59,187
Haverty Furniture Companies, Inc. (d)	46,862	450,344
hhgregg, Inc. (a)(d)	38,227	722,490
Hibbett Sports, Inc. (a)(d)	50,456	1,169,570
Hot Topic, Inc. (d)	88,154	457,519
J. Crew Group, Inc. (a)(d)	90,186	2,749,771
Jo-Ann Stores, Inc. (a)	46,889	1,906,507
Jos. A. Bank Clothiers, Inc. (a)	47,520	1,735,906
Kirkland's, Inc. (a)	21,435	244,573
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	349,286
Lumber Liquidators Holdings, Inc. (a)(d)	26,864	538,086
MarineMax, Inc. (a)	40,458	265,404
Midas, Inc. (a)(d)	29,295	203,307
Monro Muffler Brake, Inc.	35,230	1,475,432
New York & Co., Inc. (a)	52,517	97,682
OfficeMax, Inc. (a)(d)	144,948	1,411,794
Pacific Sunwear of California, Inc. (a)(d)	112,372	423,642
Penske Automotive Group, Inc. (a)	76,736	921,599
Perfumania Holdings, Inc. (a)	1,076	8,963
PetSmart, Inc.	204,808	6,531,327
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pier 1 Imports, Inc. (a)	177,479	$ 1,082,622
Rent-A-Center, Inc.	114,606	2,301,288
rue21, Inc. (d)	26,424	557,282
Sally Beauty Holdings, Inc. (a)(d)	163,591	1,411,790
Select Comfort Corp. (a)	92,887	501,590
Shoe Carnival, Inc. (a)	16,571	273,919
Signet Jewelers Ltd. (a)	145,411	3,844,667
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	62,332	549,145
Stage Stores, Inc.	64,870	723,949
Stein Mart, Inc. (a)	47,302	341,757
Syms Corp. (a)	1,855	15,397
Systemax, Inc. (d)	13,249	155,941
Talbots, Inc. (a)(d)	62,791	626,654
The Buckle, Inc. (d)	47,088	1,127,758
The Cato Corp. Class A (sub. vtg.)	48,536	1,113,901
The Children's Place Retail Stores, Inc. (a)(d)	34,282	1,496,752
The Men's Wearhouse, Inc.	78,482	1,513,133
The Pep Boys - Manny, Moe & Jack	86,239	777,876
Tractor Supply Co.	62,640	4,258,267
Trans World Entertainment Corp. (a)	21,837	35,376
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	60,032	1,359,725
Vitamin Shoppe, Inc.	21,838	533,066
West Marine, Inc. (a)	30,261	254,798
Wet Seal, Inc. Class A (a)	173,820	524,936
Williams-Sonoma, Inc.	166,396	4,319,640
Winmark Corp.	2,614	81,635
Zale Corp. (a)(d)	48,284	75,323
Zumiez, Inc. (a)(d)	35,174	523,037
		102,446,309
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)	61,564	48,020
Carter's, Inc. (a)	103,663	2,315,831
Charles & Colvard Ltd. (a)	15,719	36,154
Cherokee, Inc.	25,151	437,879
Columbia Sportswear Co.	25,278	1,178,208
Crocs, Inc. (a)(d)	139,190	1,739,875
Culp, Inc. (a)	17,306	160,427
Deckers Outdoor Corp. (a)(d)	66,820	2,904,665
Delta Apparel, Inc. (a)(d)	7,679	99,904
Forward Industries, Inc. (NY Shares) (a)	13,103	49,136
Fossil, Inc. (a)	81,703	3,880,075
G-III Apparel Group Ltd. (a)	29,271	706,017
Hallwood Group, Inc. (a)	360	12,175
Hanesbrands, Inc. (a)	162,641	3,893,626
Heelys, Inc. (a)	13,425	31,683
Iconix Brand Group, Inc. (a)(d)	122,174	1,861,321
Joe's Jeans, Inc. (a)(d)	72,989	132,840
Jones Apparel Group, Inc.	149,191	2,294,558

	Shares	Value
K-Swiss, Inc. Class A (a)	56,003	$ 636,754
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	270,109
Lacrosse Footwear, Inc.	1,491	18,578
Liz Claiborne, Inc. (a)(d)	162,176	681,139
Maidenform Brands, Inc. (a)	39,398	1,050,745
Movado Group, Inc. (a)(d)	32,966	334,275
Oxford Industries, Inc.	23,527	463,952
Perry Ellis International, Inc. (a)	21,118	387,726
Phillips-Van Heusen Corp.	89,521	4,089,319
Quiksilver, Inc. (a)(d)	215,528	773,746
R.G. Barry Corp.	22,932	247,895
Rocky Brands, Inc. (a)	2,631	19,943
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	58,670	1,494,325
Steven Madden Ltd. (a)	43,439	1,495,605
Tandy Brands Accessories, Inc. (a)	1,058	3,280
Timberland Co. Class A (a)	76,838	1,234,787
True Religion Apparel, Inc. (a)(d)	43,839	770,690
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	64,282	2,305,795
Unifi, Inc. (a)	85,671	357,248
Volcom, Inc. (a)(d)	29,822	464,925
Warnaco Group, Inc. (a)	76,858	3,218,813
Weyco Group, Inc.	14,549	340,883
Wolverine World Wide, Inc.	86,320	2,181,306
		44,624,232
TOTAL CONSUMER DISCRETIONARY		536,277,139
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	9,872	648,689
Celsius Holdings, Inc. (a)	11,000	20,020
Central European Distribution Corp. (a)	109,363	2,502,225
Coca-Cola Bottling Co. Consolidated	9,830	488,846
Crystal Rock Holdings, Inc. (a)	4,384	2,674
Hansen Natural Corp. (a)	121,837	5,487,538
Jones Soda Co. (a)(d)	42,540	43,391
MGP Ingredients, Inc. (d)	21,690	142,937
National Beverage Corp.	17,947	257,360
		9,593,680
Food & Staples Retailing - 0.5%
Andersons, Inc.	31,466	1,127,427
Arden Group, Inc. Class A	2,161	189,044
BJ's Wholesale Club, Inc. (a)	91,484	3,838,669
Casey's General Stores, Inc. (d)	84,951	3,195,857
Ingles Markets, Inc. Class A	31,589	466,885
Nash-Finch Co.	23,268	913,734
PriceSmart, Inc.	31,140	803,723
Rite Aid Corp. (a)(d)	1,061,233	924,971
Ruddick Corp.	70,396	2,278,719
Spartan Stores, Inc.	41,870	547,241
Susser Holdings Corp. (a)	26,144	303,532
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co. (a)(d)	65,813	$ 200,072
The Pantry, Inc. (a)	42,737	804,310
United Natural Foods, Inc. (a)(d)	68,156	2,367,739
Village Super Market, Inc. Class A	8,400	217,812
Weis Markets, Inc.	18,537	651,761
Winn-Dixie Stores, Inc. (a)(d)	94,928	622,728
		19,454,224
Food Products - 1.7%
Alico, Inc. (d)	6,793	139,936
B&G Foods, Inc. Class A	83,277	889,398
Bridgford Foods Corp. (d)	4,789	56,319
Bunge Ltd. (d)	249,181	13,206,593
Cal-Maine Foods, Inc. (d)	23,956	711,014
Calavo Growers, Inc. (d)	24,564	482,191
Chiquita Brands International, Inc. (a)(d)	78,749	989,087
Corn Products International, Inc.	127,365	4,346,967
Darling International, Inc. (a)	147,040	1,105,741
Del Monte Foods Co.	344,425	4,491,302
Diamond Foods, Inc. (d)	36,914	1,558,878
Dole Food Co., Inc. (d)	65,711	567,743
Farmer Brothers Co.	8,607	122,305
Flowers Foods, Inc. (d)	159,170	4,112,953
Fresh Del Monte Produce, Inc. (a)	72,026	1,582,411
Green Mountain Coffee Roasters, Inc. (a)(d)	200,690	6,185,266
Griffin Land & Nurseries, Inc.	2,210	55,648
Hain Celestial Group, Inc. (a)(d)	72,386	1,617,103
Harbinger Group, Inc. (a)	6,888	40,157
HQ Sustainable Maritime Industries, Inc. (a)(d)	22,359	59,251
Imperial Sugar Co. (d)	28,869	365,193
Inventure Foods, Inc. (a)	12,355	42,625
J&J Snack Foods Corp.	25,508	962,927
John B. Sanfilippo & Son, Inc. (a)(d)	18,703	239,398
Lancaster Colony Corp.	35,532	1,619,193
Lance, Inc.	55,932	1,203,097
Lifeway Foods, Inc. (a)(d)	9,724	97,434
Limoneira Co. (d)	3,000	49,260
Omega Protein Corp. (a)	35,400	194,346
Overhill Farms, Inc. (a)	28,537	122,709
Pilgrims Pride Corp. (a)(d)	79,897	500,155
Ralcorp Holdings, Inc. (a)	95,239	5,681,006
Reddy Ice Holdings, Inc. (a)	45,654	96,330
Sanderson Farms, Inc.	36,835	1,584,273
Seneca Foods Corp. Class A (a)	17,183	428,888
Smart Balance, Inc. (a)	108,478	394,860
Smithfield Foods, Inc. (a)(d)	267,548	4,315,549
Tasty Baking Co.	4,304	27,632

	Shares	Value
Tootsie Roll Industries, Inc.	42,249	$ 997,499
TreeHouse Foods, Inc. (a)(d)	61,160	2,538,140
		63,780,777
Household Products - 0.5%
Cellu Tissue Holdings, Inc.	18,166	138,425
Central Garden & Pet Co. Class A (non-vtg.) (a)	105,505	985,417
Church & Dwight Co., Inc.	121,437	7,435,588
Energizer Holdings, Inc. (a)	119,785	7,552,444
Oil-Dri Corp. of America	9,479	194,604
Orchids Paper Products Co. (a)(d)	19,438	281,268
Spectrum Brands Holdings, Inc. (a)	31,833	812,060
WD-40 Co.	29,458	1,036,038
		18,435,844
Personal Products - 0.6%
Alberto-Culver Co.	152,338	4,730,095
Elizabeth Arden, Inc. (a)	50,830	832,087
Herbalife Ltd.	103,289	5,740,803
Inter Parfums, Inc.	27,256	447,544
Mannatech, Inc. (a)	15,760	36,406
MediFast, Inc. (a)	22,081	590,004
Nature's Sunshine Products, Inc. (a)	700	6,153
NBTY, Inc. (a)	99,365	5,414,399
Nu Skin Enterprises, Inc. Class A	87,478	2,236,812
Nutraceutical International Corp. (a)	22,373	303,602
Parlux Fragrances, Inc. (a)	13,118	27,285
Physicians Formula Holdings, Inc. (a)	15,509	48,698
Prestige Brands Holdings, Inc. (a)	73,745	545,713
Reliv International, Inc.	10,690	21,380
Revlon, Inc. (a)	22,903	248,498
Schiff Nutrition International, Inc. (d)	26,843	231,118
The Female Health Co.	40,896	194,665
USANA Health Sciences, Inc. (a)(d)	14,361	610,343
		22,265,605
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	159,261	557,414
Star Scientific, Inc. (a)(d)	162,525	242,162
Universal Corp. (d)	41,993	1,497,470
Vector Group Ltd. (d)	74,856	1,426,007
		3,723,053
TOTAL CONSUMER STAPLES		137,253,183
ENERGY - 6.4%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)(d)	71,917	278,319
Atwood Oceanics, Inc. (a)	94,290	2,364,793
Basic Energy Services, Inc. (a)	52,446	376,562
Bolt Technology Corp. (a)	20,982	187,159
Boots & Coots/International Well Control, Inc. (a)	139,284	415,066
Bristow Group, Inc. (a)(d)	58,301	1,923,933
Bronco Drilling Co., Inc. (a)(d)	49,438	194,786
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cal Dive International, Inc. (a)	160,940	$ 735,496
Carbo Ceramics, Inc. (d)	34,446	2,608,596
Complete Production Services, Inc. (a)	114,958	2,027,859
Dawson Geophysical Co. (a)(d)	16,219	391,851
Dresser-Rand Group, Inc. (a)(d)	139,575	4,957,704
Dril-Quip, Inc. (a)	51,583	2,727,193
ENGlobal Corp. (a)(d)	44,577	101,636
Exterran Holdings, Inc. (a)(d)	107,962	2,389,199
Geokinetics, Inc. (a)(d)	29,001	145,005
Global Geophysical Services, Inc. (a)	12,974	76,676
Global Industries Ltd. (a)	177,942	812,305
Gulf Island Fabrication, Inc.	26,386	392,624
Gulfmark Offshore, Inc. Class A (a)	45,157	1,217,433
Helix Energy Solutions Group, Inc. (a)	165,473	1,505,804
Hercules Offshore, Inc. (a)(d)	197,324	422,273
Hornbeck Offshore Services, Inc. (a)(d)	41,550	656,490
ION Geophysical Corp. (a)(d)	197,473	675,358
Key Energy Services, Inc. (a)(d)	212,345	1,700,883
Lufkin Industries, Inc.	50,902	1,967,871
Matrix Service Co. (a)	52,760	448,988
McDermott International, Inc. (a)	397,234	5,092,540
Mitcham Industries, Inc. (a)	14,875	95,498
Natural Gas Services Group, Inc. (a)	25,396	360,623
Newpark Resources, Inc. (a)(d)	156,719	1,368,157
Oceaneering International, Inc. (a)	94,640	4,732,946
Oil States International, Inc. (a)(d)	84,618	3,488,800
Omni Energy Services Corp. (a)	31,673	85,834
OYO Geospace Corp. (a)	9,619	473,736
Parker Drilling Co. (a)	199,696	724,896
Patterson-UTI Energy, Inc. (d)	264,165	3,899,075
PHI, Inc. (non-vtg.) (a)	25,550	370,475
Pioneer Drilling Co. (a)	83,526	454,381
Pride International, Inc. (a)	272,582	6,419,306
Royale Energy, Inc. (a)(d)	5,582	10,941
RPC, Inc.	54,462	888,275
SEACOR Holdings, Inc. (a)	39,689	3,122,334
Seahawk Drilling, Inc. (a)(d)	26,721	192,391
Sulphco, Inc. (a)(d)	85,471	37,906
Superior Energy Services, Inc. (a)	133,978	2,880,527
Superior Well Services, Inc. (a)(d)	47,570	1,052,724
T-3 Energy Services, Inc. (a)	23,204	512,344
Tesco Corp. (a)	58,502	580,340
TETRA Technologies, Inc. (a)	128,741	1,080,137
TGC Industries, Inc.	14,752	54,730
Tidewater, Inc.	89,552	3,589,244
Trico Marine Services, Inc. (a)	25,908	7,021
Union Drilling, Inc. (a)(d)	29,459	137,574
Unit Corp. (a)(d)	81,656	2,782,020
Willbros Group, Inc. (a)	69,552	544,592
		76,741,229

	Shares	Value
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)(d)	155,627	$ 375,061
Adams Resources & Energy, Inc.	14,021	238,357
Alon USA Energy, Inc. (d)	31,382	170,090
Alpha Natural Resources, Inc. (a)	207,192	7,693,039
American Oil & Gas, Inc. NV (a)(d)	100,763	690,227
APCO Argentina, Inc.	21,682	563,732
Approach Resources, Inc. (a)	34,650	301,455
Arch Coal, Inc.	281,928	6,346,199
Atlas Energy, Inc. (a)	134,284	3,652,525
ATP Oil & Gas Corp. (a)(d)	75,627	862,904
Barnwell Industries, Inc. (a)	3,174	9,046
Berry Petroleum Co. Class A (d)	80,284	2,179,711
Bill Barrett Corp. (a)(d)	71,162	2,317,035
BioFuel Energy Corp. (a)(d)	20,000	23,600
BPZ Energy, Inc. (a)(d)	179,790	710,171
Brigham Exploration Co. (a)(d)	200,741	3,075,352
Callon Petroleum Co. (a)(d)	52,207	193,166
Carrizo Oil & Gas, Inc. (a)(d)	55,460	1,162,442
Cheniere Energy, Inc. (a)(d)	117,337	283,956
Cimarex Energy Co.	145,151	9,495,778
Clayton Williams Energy, Inc. (a)	16,504	755,553
Clean Energy Fuels Corp. (a)(d)	66,584	962,139
Cloud Peak Energy, Inc.	55,125	872,078
Cobalt International Energy, Inc.	112,635	919,102
Comstock Resources, Inc. (a)(d)	80,462	1,751,658
Concho Resources, Inc. (a)	132,721	7,753,561
Contango Oil & Gas Co. (a)	24,491	1,073,930
Continental Resources, Inc. (a)(d)	53,845	2,181,799
CREDO Petroleum Corp. (a)	10,253	80,486
Crimson Exploration, Inc. (a)	42,934	116,780
Crosstex Energy, Inc. (a)(d)	81,698	607,016
Cubic Energy, Inc. (a)	11,543	9,004
CVR Energy, Inc. (a)	99,654	709,536
Delek US Holdings, Inc.	31,238	209,607
Delta Petroleum Corp. (a)(d)	308,925	213,158
DHT Holdings, Inc.	97,648	377,898
Double Eagle Petroleum Co. (a)	15,776	64,366
Endeavor International Corp. (a)(d)	246,899	291,341
Energy Partners Ltd. (a)	60,365	659,789
Evergreen Energy, Inc. (a)(d)	49,465	87,553
Evolution Petroleum Corp. (a)	15,226	72,933
EXCO Resources, Inc.	295,378	3,972,834
Forest Oil Corp. (a)	194,764	5,087,236
Frontier Oil Corp.	178,406	2,089,134
FX Energy, Inc. (a)(d)	79,271	254,460
Gasco Energy, Inc. (a)	127,719	37,039
Gastar Exploration Ltd. (a)	81,867	245,601
General Maritime Corp.	141,653	633,189
GeoMet, Inc. (a)	38,693	35,598
Georesources, Inc. (a)	22,164	334,898
GMX Resources, Inc. (a)(d)	54,042	229,679
Goodrich Petroleum Corp. (a)(d)	46,638	619,353
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Green Plains Renewable Energy, Inc. (a)	31,514	$ 293,080
Gulfport Energy Corp. (a)(d)	47,797	543,452
Harvest Natural Resources, Inc. (a)(d)	68,202	478,096
HKN, Inc. (a)	2,038	5,706
Holly Corp.	76,190	1,981,702
Houston American Energy Corp. (d)	29,483	265,347
Hyperdynamics Corp. (a)(d)	126,625	139,288
International Coal Group, Inc. (a)(d)	250,803	1,146,170
Isramco, Inc. (a)	399	20,309
James River Coal Co. (a)(d)	48,620	769,168
Kodiak Oil & Gas Corp. (a)	196,526	483,454
Lucas Energy, Inc. (a)(d)	15,870	25,868
Magellan Petroleum Corp. (a)	75,616	127,035
Magnum Hunter Resources Corp. (a)(d)	111,125	428,943
Mariner Energy, Inc. (a)(d)	176,631	4,043,084
McMoRan Exploration Co. (a)(d)	150,169	2,130,898
Miller Petroleum, Inc. (a)(d)	35,561	148,645
National Coal Corp. (a)	7,474	4,649
Newfield Exploration Co. (a)	230,543	11,068,369
NGAS Resources, Inc. (a)(d)	88,883	71,995
Northern Oil & Gas, Inc. (a)(d)	78,585	1,103,333
Oasis Petroleum, Inc. (a)	72,560	1,195,063
Overseas Shipholding Group, Inc. (d)	46,846	1,508,441
Pacific Ethanol, Inc. (a)(d)	101,225	58,002
Panhandle Royalty Co. Class A	14,442	321,623
Patriot Coal Corp. (a)(d)	135,468	1,392,611
Penn Virginia Corp.	81,586	1,137,309
Petrohawk Energy Corp. (a)	520,902	7,876,038
Petroleum Development Corp. (a)	35,089	943,894
Petroquest Energy, Inc. (a)(d)	111,657	667,709
Plains Exploration & Production Co. (a)	242,267	5,785,336
PostRock Energy Corp. (a)(d)	8,636	28,326
PrimeEnergy Corp. (a)	1,965	36,490
Quicksilver Resources, Inc. (a)(d)	206,887	2,524,021
Ram Energy Resources, Inc. (a)(d)	105,657	174,334
Rentech, Inc. (a)(d)	368,786	258,150
Resolute Energy Corp. (a)(d)	78,834	841,947
Rex American Resources Corp. (a)	16,822	219,695
Rex Energy Corp. (a)	61,180	691,946
Rosetta Resources, Inc. (a)	91,022	1,793,133
SandRidge Energy, Inc. (a)(d)	633,318	2,558,605
Ship Finance International Ltd. (NY Shares)	74,063	1,296,843
SM Energy Co. (d)	107,478	4,083,089
Southern Union Co.	199,065	4,478,963
Stone Energy Corp. (a)(d)	76,183	861,630
Swift Energy Co. (a)	65,041	1,752,855
Syntroleum Corp. (a)(d)	146,427	221,105
Teekay Corp.	73,602	1,789,265
Toreador Resources Corp. (a)(d)	38,722	314,423
Tri-Valley Corp. (a)(d)	35,638	21,383

	Shares	Value
Ultra Petroleum Corp. (a)(d)	261,459	$ 10,199,516
Uranium Energy Corp. (a)	115,568	293,543
Uranium Resources, Inc. (a)	93,419	60,722
USEC, Inc. (a)(d)	196,007	921,233
Vaalco Energy, Inc.	96,388	548,448
Venoco, Inc. (a)(d)	36,965	654,281
Verenium Corp. (a)(d)	21,835	66,597
W&T Offshore, Inc.	68,574	619,909
Warren Resources, Inc. (a)	150,391	463,204
Western Refining, Inc. (a)(d)	108,273	472,070
Westmoreland Coal Co. (a)	15,985	149,140
Whiting Petroleum Corp. (a)(d)	83,469	7,081,510
World Fuel Services Corp.	99,639	2,544,780
Zion Oil & Gas, Inc. (a)(d)	36,125	188,573
		168,026,500
TOTAL ENERGY		244,767,729
FINANCIALS - 21.2%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)(d)	76,962	4,941,730
Arlington Asset Investment Corp.	17,211	341,466
Artio Global Investors, Inc. Class A (d)	43,130	597,351
BGC Partners, Inc. Class A	74,175	382,743
BlackRock, Inc. Class A	72,852	10,341,341
Calamos Asset Management, Inc. Class A	35,085	331,904
Cohen & Steers, Inc.	35,219	751,573
Cowen Group, Inc. Class A (a)	64,791	222,233
Deerfield Capital Corp. (a)	4,454	25,611
Diamond Hill Investment Group, Inc.	5,018	258,176
Duff & Phelps Corp. Class A	43,124	430,809
Eaton Vance Corp. (non-vtg.)	203,474	5,288,289
Epoch Holding Corp.	26,352	261,148
Evercore Partners, Inc. Class A	30,287	741,729
FBR Capital Markets Corp. (a)	75,465	258,090
Financial Engines, Inc. (a)(d)	20,724	276,873
FirstCity Financial Corp. (a)	5,260	38,135
GAMCO Investors, Inc. Class A	11,674	412,092
GFI Group, Inc.	114,176	511,508
Gleacher & Co., Inc. (a)	125,119	210,200
GLG Partners, Inc. (a)(d)	296,766	1,326,544
Greenhill & Co., Inc. (d)	50,516	3,557,842
HFF, Inc. (a)	34,489	274,877
International Assets Holding Corp. (a)(d)	27,726	453,875
Investment Technology Group, Inc. (a)	77,161	1,025,470
Jefferies Group, Inc. (d)	194,935	4,387,987
JMP Group, Inc.	36,056	206,601
KBW, Inc.	60,622	1,331,865
Knight Capital Group, Inc. Class A (a)(d)	155,795	1,850,845
LaBranche & Co., Inc. (a)	96,092	373,798
Ladenburg Thalmann Financial Services, Inc. (a)(d)	173,950	139,160
Merriman Holdings, Inc. (a)	1,525	3,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
MF Global Holdings Ltd. (a)(d)	212,123	$ 1,400,012
National Holdings Corp. (a)	1,000	490
optionsXpress Holdings, Inc. (a)	78,460	1,117,270
Penson Worldwide, Inc. (a)(d)	41,511	191,366
Piper Jaffray Companies (a)	37,270	1,029,397
Pzena Investment Management, Inc.	13,002	81,523
Raymond James Financial, Inc.	170,585	3,937,102
Rodman & Renshaw Capital Group, Inc. (a)(d)	48,067	96,134
Safeguard Scientifics, Inc. (a)	40,643	467,395
Sanders Morris Harris Group, Inc. (d)	38,209	196,776
SEI Investments Co.	269,947	4,778,062
Siebert Financial Corp. (a)	7,668	16,410
Stifel Financial Corp. (a)(d)	59,615	2,580,137
SWS Group, Inc.	58,190	419,550
TD Ameritrade Holding Corp. (a)	405,431	5,923,347
Teton Advisors, Inc. (a)	145	1,015
TradeStation Group, Inc. (a)	61,371	360,248
U.S. Global Investments, Inc. Class A	25,419	141,584
Virtus Investment Partners, Inc. (a)	11,488	304,777
Waddell & Reed Financial, Inc. Class A	147,183	3,386,681
Westwood Holdings Group, Inc.	12,700	388,620
		68,373,421
Commercial Banks - 4.3%
1st Source Corp.	27,385	444,185
1st United Bancorp, Inc. (a)	19,232	113,661
Access National Corp.	1,859	11,377
Alliance Financial Corp.	10,655	302,922
American National Bankshares, Inc. (d)	10,983	217,354
Ameris Bancorp (d)	45,556	357,159
AmeriServ Financial, Inc. (a)(d)	8,597	15,561
Ames National Corp. (d)	14,284	244,114
Arrow Financial Corp.	24,145	550,506
Associated Banc-Corp.	300,396	3,622,776
Athens Bancshares Corp.	7,000	77,000
BancFirst Corp.	16,423	610,936
Bancorp Rhode Island, Inc.	3,897	110,753
Bancorp, Inc., Delaware (a)	47,087	302,299
BancorpSouth, Inc.	134,308	1,712,427
BancTrust Financial Group, Inc. (a)(d)	20,602	63,042
Bank of Granite Corp. (a)	46,225	40,678
Bank of Hawaii Corp.	84,070	3,754,566
Bank of Marin Bancorp (d)	11,021	347,051
Bank of the Ozarks, Inc. (d)	28,188	1,035,627
Banner Corp.	181,567	372,212
Bar Harbor Bankshares (d)	9,461	263,016
BCB Bancorp, Inc.	2,874	24,630
BOK Financial Corp.	47,678	2,118,810
Boston Private Financial Holdings, Inc.	127,232	797,745
Bridge Bancorp, Inc.	8,159	179,335
Bryn Mawr Bank Corp.	9,337	152,380

	Shares	Value
Cadence Financial Corp. (a)	15,524	$ 19,095
Camden National Corp.	14,775	450,490
Cape Bancorp, Inc. (a)	8,818	67,722
Capital Bank Corp.	4,787	7,899
Capital City Bank Group, Inc.	22,342	244,421
CapitalSource, Inc.	519,452	2,623,233
Capitol Bancorp Ltd. (a)(d)	48,987	53,396
Cardinal Financial Corp.	59,219	543,630
Cascade Bancorp (a)(d)	37,466	20,232
Cascade Financial Corp. (a)(d)	13,915	4,035
Cathay General Bancorp	146,060	1,400,715
Center Bancorp, Inc.	13,274	97,298
Center Financial Corp. (a)	71,073	329,068
Centerstate Banks of Florida, Inc.	52,702	454,291
Central Pacific Financial Corp. (a)(d)	65,219	102,394
Century Bancorp, Inc. Class A (non-vtg.)	4,397	92,337
Chemical Financial Corp.	46,961	907,287
CIT Group, Inc. (a)(d)	308,180	11,304,042
Citizens & Northern Corp.	20,614	217,272
Citizens Banking Corp., Michigan (a)(d)	689,991	538,193
Citizens Financial Services, Inc.	1,575	48,825
Citizens Holding Co.	1,955	37,516
City Holding Co. (d)	32,814	936,840
City National Corp.	83,124	4,026,527
CNB Financial Corp., Pennsylvania	11,932	152,849
CoBiz, Inc.	70,344	374,934
Colony Bankcorp, Inc. (a)(d)	4,000	22,200
Columbia Banking Systems, Inc.	50,316	896,128
Commerce Bancshares, Inc.	129,516	4,627,607
Community Bank System, Inc. (d)	65,103	1,470,026
Community Capital Corp. (a)	2,185	7,079
Community Trust Bancorp, Inc.	31,933	841,115
Cullen/Frost Bankers, Inc.	100,855	5,168,819
CVB Financial Corp. (d)	167,343	1,142,953
Danvers Bancorp, Inc.	44,840	675,739
Dearborn Bancorp, Inc. (a)(d)	38,889	50,167
Eagle Bancorp, Inc., Maryland (a)(d)	39,936	434,903
East West Bancorp, Inc.	255,965	3,742,208
Eastern Virgina Bankshares, Inc.	3,012	10,452
Emclaire Financial Corp.	1,500	23,625
Encore Bancshares, Inc. (a)	2,804	16,880
Enterprise Bancorp, Inc.	756	8,187
Enterprise Financial Services Corp. (d)	26,895	217,850
Farmers Capital Bank Corp.	5,824	30,518
Fidelity Southern Corp.	10,187	65,910
Financial Institutions, Inc.	19,738	283,438
First Bancorp, North Carolina	34,349	416,997
First Bancorp, Puerto Rico (a)(d)	159,992	58,253
First Busey Corp.	115,688	495,145
First California Financial Group, Inc. (a)	35,194	95,024
First Citizen Bancshares, Inc.	10,715	1,799,799
First Commonwealth Financial Corp.	146,343	724,398
First Community Bancshares, Inc.	34,379	443,833
First Financial Bancorp, Ohio	100,521	1,603,310
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Bankshares, Inc. (d)	38,371	$ 1,714,033
First Financial Corp., Indiana	24,105	692,778
First Interstate Bancsystem, Inc.	21,217	242,298
First M&F Corp.	1,684	6,483
First Mariner Bancorp, Inc. (a)	999	689
First Merchants Corp.	49,539	382,936
First Midwest Bancorp, Inc., Delaware	126,749	1,391,704
First of Long Island Corp.	12,863	316,430
First Security Group, Inc.	10,700	17,869
First South Bancorp, Inc., Virginia (d)	8,000	80,240
First United Corp.	5,930	24,135
Firstbank Corp., Michigan	7,615	38,075
FirstMerit Corp.	187,317	3,240,584
FNB Corp., North Carolina (a)(d)	14,866	9,514
FNB Corp., Pennsylvania	196,562	1,527,287
Fulton Financial Corp.	341,378	2,826,610
German American Bancorp, Inc. (d)	17,784	278,142
Glacier Bancorp, Inc.	124,162	1,718,402
Great Southern Bancorp, Inc. (d)	21,585	433,427
Green Bankshares, Inc. (a)(d)	21,440	144,720
Guaranty Bancorp (a)	68,760	97,639
Hampton Roads Bankshares, Inc. (a)(d)	68,693	65,258
Hancock Holding Co.	54,948	1,495,685
Hanmi Financial Corp. (a)(d)	293,048	354,588
Hawthorn Bancshares, Inc.	5,846	52,556
Heartland Financial USA, Inc.	26,001	365,314
Heritage Commerce Corp. (a)	10,322	34,166
Heritage Financial Corp., Washington (a)(d)	13,874	176,200
Home Bancorp, Inc. (a)	11,004	144,813
Home Bancshares, Inc.	47,909	1,031,960
Hudson Valley Holding Corp.	23,305	378,939
IBERIABANK Corp. (d)	47,663	2,323,571
Independent Bank Corp., Massachusetts	41,219	864,362
Independent Bank Corp., Michigan	20,910	3,973
Integra Bank Corp. (a)(d)	19,801	13,819
International Bancshares Corp.	93,508	1,458,725
Intervest Bancshares Corp. Class A (a)	9,743	20,947
Investors Bancorp, Inc. (a)	89,627	951,839
Lakeland Bancorp, Inc.	47,481	376,050
Lakeland Financial Corp.	32,183	596,673
Macatawa Bank Corp. (a)(d)	20,513	28,103
MainSource Financial Group, Inc.	39,648	240,663
MB Financial, Inc.	92,734	1,389,155
MBT Financial Corp. (a)(d)	10,000	14,600
Mercantile Bancorp, Inc., Illinois (a)(d)	5,364	14,322
Mercantile Bank Corp.	11,794	57,909
Merchants Bancshares, Inc.	11,980	280,212
Metro Bancorp, Inc. (a)(d)	25,341	234,404
Metrocorp Bancshares, Inc. (a)	4,282	11,219
Middleburg Financial Corp.	2,000	28,700

	Shares	Value
Midsouth Bancorp, Inc.	24,320	$ 297,677
MidWestOne Financial Group, Inc.	4,187	54,892
Nara Bancorp, Inc. (a)	69,089	412,461
National Bankshares, Inc. (d)	10,171	236,984
National Penn Bancshares, Inc.	220,428	1,280,687
NBT Bancorp, Inc.	64,122	1,309,371
NewBridge Bancorp (a)	15,472	53,533
North Valley Bancorp (a)	11,383	19,351
Northern States Financial Corp. (a)	2,836	4,878
Northfield Bancorp, Inc.	44,462	484,636
Northrim Bancorp, Inc.	10,594	170,457
Ohio Valley Banc Corp.	6,000	118,740
Old National Bancorp, Indiana	153,809	1,418,119
Old Second Bancorp, Inc. (d)	34,774	28,866
OmniAmerican Bancorp, Inc. (a)	15,000	166,800
Oriental Financial Group, Inc.	64,209	850,769
Orrstown Financial Services, Inc.	9,090	185,163
PAB Bankshares, Inc. (a)(d)	7,901	3,397
Pacific Capital Bancorp (a)(d)	143,171	117,386
Pacific Capital Bancorp rights (a)	2,195,527	22
Pacific Continental Corp.	35,781	293,762
Pacific Mercantile Bancorp (a)	7,285	26,955
PacWest Bancorp	62,535	1,066,847
Park National Corp. (d)	21,737	1,305,307
Peapack-Gladstone Financial Corp.	14,231	152,983
Penns Woods Bancorp, Inc.	322	9,712
Peoples Bancorp, Inc.	16,960	205,046
Peoples Financial Corp., Mississippi	6,457	92,981
Pinnacle Financial Partners, Inc. (a)(d)	62,501	535,009
Popular, Inc. (a)	1,108,830	2,838,605
Preferred Bank, Los Angeles California (a)	10,547	17,297
Premier Financial Bancorp, Inc.	2,538	17,005
PremierWest Bancorp (a)(d)	42,894	14,541
Princeton National Bancorp, Inc. (d)	2,512	13,942
PrivateBancorp, Inc.	125,849	1,316,381
Prosperity Bancshares, Inc.	81,416	2,316,285
QCR Holdings, Inc.	4,300	42,312
Renasant Corp. (d)	47,726	640,006
Republic Bancorp, Inc., Kentucky Class A	22,049	428,192
Republic First Bancorp, Inc. (a)	25,520	44,660
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	17,766
S&T Bancorp, Inc. (d)	56,240	954,393
S.Y. Bancorp, Inc.	24,038	569,941
Sandy Spring Bancorp, Inc.	41,449	606,399
Savannah Bancorp, Inc.	3,956	37,266
SCBT Financial Corp.	24,009	690,259
Seacoast Banking Corp., Florida (a)(d)	135,228	163,626
Shore Bancshares, Inc.	14,795	142,920
Sierra Bancorp (d)	23,690	272,909
Signature Bank, New York (a)	71,918	2,627,884
Simmons First National Corp. Class A	31,549	800,714
Smithtown Bancorp, Inc.	35,501	130,999
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
South Financial Group, Inc.	404,884	$ 114,461
Southside Bancshares, Inc.	33,769	612,570
Southwest Bancorp, Inc., Oklahoma	34,691	413,170
Southwest Georgia Financial Corp.	835	7,807
State Bancorp, Inc., New York	15,692	133,068
StellarOne Corp.	43,365	448,611
Sterling Bancorp, New York	49,845	433,652
Sterling Bancshares, Inc.	189,274	938,799
Sterling Financial Corp., Washington (a)(d)	139,340	81,458
Suffolk Bancorp (d)	24,189	569,651
Summit Financial Group, Inc. (a)(d)	1,800	6,030
Sun Bancorp, Inc., New Jersey (a)(d)	28,600	143,000
Superior Bancorp (a)(d)	14,301	15,016
Susquehanna Bancshares, Inc., Pennsylvania	230,963	1,826,917
SVB Financial Group (a)(d)	72,628	2,699,583
Synovus Financial Corp. (d)	763,779	1,573,385
Taylor Capital Group, Inc. (a)(d)	17,812	172,242
TCF Financial Corp.	232,474	3,319,729
Tennessee Commerce Bancorp, Inc. (a)	27,690	114,914
Texas Capital Bancshares, Inc. (a)	70,828	1,083,668
The First Bancorp, Inc.	11,816	155,971
TIB Financial Corp. (d)	7,059	2,682
TIB Financial Corp. rights (a)	70,590	16,236
Tompkins Financial Corp.	19,783	726,827
Tower Bancorp, Inc.	14,699	276,047
TowneBank (d)	48,182	689,003
Trico Bancshares (d)	28,113	389,927
Trustmark Corp.	99,068	1,889,227
UMB Financial Corp.	58,850	1,876,138
Umpqua Holdings Corp.	199,569	2,075,518
Union/First Market Bankshares Corp.	34,897	404,805
United Bankshares, Inc., West Virginia (d)	73,808	1,698,322
United Community Banks, Inc., Georgia (d)	175,883	436,190
United Security Bancshares, Inc.	8,545	91,261
United Security Bancshares, California (d)	6,785	30,804
Univest Corp. of Pennsylvania	30,083	481,328
Valley National Bancorp (d)	279,836	3,646,263
Virginia Commerce Bancorp, Inc. (a)	53,587	295,800
VIST Financial Corp.	2,051	14,767
Washington Banking Co., Oak Harbor (d)	28,921	348,787
Washington Trust Bancorp, Inc.	28,364	513,105
Webster Financial Corp.	116,591	1,875,949
WesBanco, Inc.	47,130	718,733
West Bancorp., Inc. (a)(d)	16,971	100,129
West Coast Bancorp (d)	108,908	257,023

	Shares	Value
Westamerica Bancorp.	51,246	$ 2,597,147
Western Alliance Bancorp. (a)(d)	114,065	698,078
Whitney Holding Corp.	171,623	1,275,159
Wilber Corp.	466	2,712
Wilmington Trust Corp., Delaware	164,481	1,447,433
Wilshire Bancorp, Inc. (d)	46,235	286,657
Wintrust Financial Corp.	52,768	1,517,608
Yadkin Valley Financial Corp. (d)	15,173	39,450
		163,651,856
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	87,866	294,351
AmeriCredit Corp. (a)(d)	116,543	2,820,341
Cardtronics, Inc. (a)	50,571	700,408
Cash America International, Inc.	51,249	1,569,757
CompuCredit Holdings Corp. (d)	57,820	252,673
Consumer Portfolio Services, Inc. (a)	11,918	9,654
Credit Acceptance Corp. (a)	10,231	579,586
Dollar Financial Corp. (a)(d)	41,594	804,428
EZCORP, Inc. (non-vtg.) Class A (a)	76,253	1,371,029
First Cash Financial Services, Inc. (a)	49,530	1,181,786
First Marblehead Corp. (a)(d)	112,828	231,297
Nelnet, Inc. Class A	49,826	1,091,688
QC Holdings, Inc.	10,421	40,746
Rewards Network, Inc.	10,495	145,461
Student Loan Corp.	9,759	182,005
World Acceptance Corp. (a)	24,356	992,507
		12,267,717
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(d)	17,141	65,650
Asta Funding, Inc. (d)	15,653	127,572
California First National Bancorp	373	4,644
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc. (d)	19,293	403,417
Encore Capital Group, Inc. (a)	26,184	518,705
Interactive Brokers Group, Inc. (a)(d)	73,126	1,183,910
Life Partners Holdings, Inc. (d)	18,118	267,603
MarketAxess Holdings, Inc.	49,155	751,580
Marlin Business Services Corp. (a)	15,072	146,952
Medallion Financial Corp.	52,498	370,111
MicroFinancial, Inc.	5,166	20,509
MSCI, Inc. Class A (a)	201,163	6,014,774
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	49,759	333,883
PHH Corp. (a)(d)	95,930	1,775,664
PICO Holdings, Inc. (a)(d)	35,755	998,280
Portfolio Recovery Associates, Inc. (a)(d)	29,020	1,848,574
Primus Guaranty Ltd. (a)	24,036	92,058
Resource America, Inc. Class A	18,008	91,661
		15,015,547
Insurance - 4.9%
21st Century Holding Co.	8,797	31,757
Alleghany Corp.	12,910	3,842,662
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	68,534	$ 3,452,058
AMBAC Financial Group, Inc. (a)(d)	472,346	257,901
American Equity Investment Life Holding Co.	102,371	971,501
American Financial Group, Inc.	137,625	3,959,471
American Independence Corp. (a)	3,087	14,663
American National Insurance Co.	25,192	1,928,700
American Physicians Capital, Inc.	22,274	920,807
American Physicians Service Group, Inc.	12,510	329,013
American Safety Insurance Group Ltd. (a)	24,056	375,995
Amerisafe, Inc. (a)	41,852	735,340
Amtrust Financial Services, Inc.	44,803	611,561
Arch Capital Group Ltd. (a)	89,417	7,135,477
Argo Group International Holdings, Ltd.	52,430	1,597,542
Arthur J. Gallagher & Co.	174,578	4,338,263
Aspen Insurance Holdings Ltd.	123,285	3,501,294
Assured Guaranty Ltd.	291,045	4,496,645
Axis Capital Holdings Ltd.	216,136	6,674,280
Baldwin & Lyons, Inc. Class B	14,444	320,512
Brown & Brown, Inc.	196,520	3,741,741
Citizens, Inc. Class A (a)(d)	68,998	465,047
CNA Financial Corp. (a)(d)	48,948	1,273,627
CNA Surety Corp. (a)	30,160	505,482
CNO Financial Group, Inc. (a)	429,090	2,029,596
Crawford & Co. Class B (a)(d)	33,301	88,914
CRM Holdings Ltd. (a)	9,636	2,313
Delphi Financial Group, Inc. Class A	78,895	1,759,359
Donegal Group, Inc. Class A	22,422	245,745
Eastern Insurance Holdings, Inc.	12,780	133,168
eHealth, Inc. (a)	44,665	452,456
EMC Insurance Group	12,011	247,186
Employers Holdings, Inc.	75,628	1,108,706
Endurance Specialty Holdings Ltd.	84,037	3,095,923
Enstar Group Ltd. (a)	12,379	861,826
Erie Indemnity Co. Class A	48,974	2,571,135
Everest Re Group Ltd.	102,913	8,144,535
FBL Financial Group, Inc. Class A	22,205	510,715
Fidelity National Financial, Inc. Class A	391,003	5,673,454
First Acceptance Corp. (a)	24,679	43,188
First American Financial Corp.	205,002	3,040,180
First Mercury Financial Corp.	45,269	412,401
Flagstone Reinsurance Holdings Ltd.	59,995	604,150
FPIC Insurance Group, Inc. (a)	26,952	817,993
Gainsco, Inc. (a)	39	287
Global Indemnity PLC (a)	34,788	574,698
Greenlight Capital Re, Ltd. (a)(d)	51,512	1,190,957
Hallmark Financial Services, Inc. (a)	17,049	142,189
Hanover Insurance Group, Inc. (d)	77,038	3,341,908
Harleysville Group, Inc.	24,711	787,787
HCC Insurance Holdings, Inc.	194,551	4,908,522

	Shares	Value
Hilltop Holdings, Inc. (a)	91,216	$ 900,302
Horace Mann Educators Corp.	64,924	1,064,754
Independence Holding Co.	11,587	76,474
Infinity Property & Casualty Corp.	25,867	1,198,935
Investors Title Co.	1,641	47,589
Kansas City Life Insurance Co.	8,684	264,515
Maiden Holdings Ltd.	119,791	878,068
Markel Corp. (a)(d)	16,899	5,538,140
MBIA, Inc. (a)(d)	280,090	2,621,642
Meadowbrook Insurance Group, Inc.	108,435	931,457
Mercer Insurance Group, Inc.	6,069	105,236
Mercury General Corp.	43,106	1,690,617
Montpelier Re Holdings Ltd.	133,230	2,110,363
National Financial Partners Corp. (a)(d)	70,801	753,323
National Interstate Corp.	11,081	212,866
National Security Group, Inc.	2,778	28,475
National Western Life Insurance Co. Class A (d)	4,145	530,809
Navigators Group, Inc. (a)	26,518	1,109,248
Nymagic, Inc.	10,520	268,576
Old Republic International Corp.	415,548	5,310,703
OneBeacon Insurance Group Ltd.	54,329	708,993
PartnerRe Ltd.	133,461	9,936,171
Phoenix Companies, Inc. (a)(d)	194,083	345,468
Platinum Underwriters Holdings Ltd.	77,293	3,107,952
PMA Capital Corp. Class A (a)	65,409	451,976
Presidential Life Corp.	42,771	369,541
Primerica, Inc.	30,200	635,106
ProAssurance Corp. (a)	55,445	2,935,813
Protective Life Corp.	151,604	2,831,963
Reinsurance Group of America, Inc.	125,799	5,502,448
RenaissanceRe Holdings Ltd.	97,706	5,548,724
RLI Corp.	30,078	1,577,892
Safety Insurance Group, Inc.	29,997	1,222,378
SeaBright Insurance Holdings, Inc.	51,078	361,121
Selective Insurance Group, Inc.	94,176	1,399,455
StanCorp Financial Group, Inc.	82,578	2,942,254
State Auto Financial Corp.	27,743	387,847
Stewart Information Services Corp. (d)	34,475	359,574
Symetra Financial Corp.	162,896	1,749,503
Tower Group, Inc.	71,359	1,531,364
Transatlantic Holdings, Inc.	110,628	5,273,637
Unico American Corp.	2,607	24,375
United Fire & Casualty Co.	43,429	878,569
Unitrin, Inc.	77,588	1,846,594
Universal Insurance Holdings, Inc.	43,849	182,412
Validus Holdings Ltd.	155,749	3,966,927
W.R. Berkley Corp.	228,301	6,015,731
Wesco Financial Corp.	2,711	982,846
White Mountains Insurance Group Ltd.	13,233	4,017,274
		187,006,630
Real Estate Investment Trusts - 7.7%
Acadia Realty Trust (SBI)	75,991	1,363,279
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Agree Realty Corp.	18,217	$ 432,654
Alexanders, Inc.	6,025	1,834,914
Alexandria Real Estate Equities, Inc. (d)	76,036	5,274,617
AMB Property Corp. (SBI)	288,884	6,872,550
American Campus Communities, Inc.	111,649	3,326,024
American Capital Agency Corp. (d)	53,247	1,450,448
Annaly Capital Management, Inc.	1,069,207	18,582,818
Anworth Mortgage Asset Corp.	199,236	1,356,797
Apollo Commercial Real Estate Finance, Inc.	25,823	439,766
Arbor Realty Trust, Inc. (a)	35,011	159,300
Ashford Hospitality Trust, Inc. (a)(d)	94,197	756,402
Associated Estates Realty Corp.	61,404	832,638
BioMed Realty Trust, Inc.	195,955	3,348,871
Brandywine Realty Trust (SBI)	225,005	2,472,805
BRE Properties, Inc.	108,547	4,437,401
BRT Realty Trust	7,942	42,093
Camden Property Trust (SBI)	112,936	5,167,951
Capital Trust, Inc. Class A (a)(d)	74,422	124,285
CapLease, Inc.	106,160	545,662
Capstead Mortgage Corp.	123,407	1,433,989
CBL & Associates Properties, Inc. (d)	234,033	2,855,203
Cedar Shopping Centers, Inc.	105,841	584,242
Chatham Lodging Trust (a)	11,294	183,753
Chesapeake Lodging Trust (a)	18,035	295,413
Chimera Investment Corp.	1,206,689	4,742,288
Cogdell Spencer, Inc.	87,740	542,233
Cohen & Co., Inc.	13,399	61,501
Colonial Properties Trust (SBI)	113,485	1,799,872
Colony Financial, Inc.	29,478	522,350
CommonWealth REIT	113,007	2,725,729
Corporate Office Properties Trust (SBI)	102,289	3,692,633
Cousins Properties, Inc.	174,017	1,143,292
Crexus Investment Corp.	33,045	394,227
Cypress Sharpridge Investments, Inc.	49,595	668,045
DCT Industrial Trust, Inc. (d)	378,390	1,751,946
Developers Diversified Realty Corp.	326,477	3,382,302
DiamondRock Hospitality Co.	259,778	2,275,655
Digital Realty Trust, Inc.	146,066	8,657,332
Douglas Emmett, Inc.	208,348	3,358,570
Duke Realty LP	422,844	4,740,081
DuPont Fabros Technology, Inc. (d)	99,469	2,457,879
EastGroup Properties, Inc.	47,792	1,684,668
Education Realty Trust, Inc.	99,339	679,479
Entertainment Properties Trust (SBI)	78,691	3,390,795
Equity Lifestyle Properties, Inc.	53,245	2,754,364
Equity One, Inc.	73,035	1,167,830
Essex Property Trust, Inc. (d)	51,593	5,456,992
Excel Trust, Inc. (a)	34,386	381,341
Extra Space Storage, Inc.	150,259	2,297,460
Federal Realty Investment Trust (SBI) (d)	103,309	8,191,371

	Shares	Value
FelCor Lodging Trust, Inc. (a)	162,532	$ 646,877
First Industrial Realty Trust, Inc. (a)(d)	106,274	451,665
First Potomac Realty Trust	66,963	993,061
Franklin Street Properties Corp.	123,904	1,453,394
Getty Realty Corp.	39,099	970,828
Gladstone Commercial Corp.	27,168	458,324
Glimcher Realty Trust	146,776	871,849
Government Properties Income Trust	48,596	1,247,459
Gramercy Capital Corp. (a)(d)	64,189	87,939
Hatteras Financial Corp. (d)	64,448	1,867,703
Healthcare Realty Trust, Inc.	106,060	2,482,865
Hersha Hospitality Trust (d)	212,836	1,008,843
Highwoods Properties, Inc. (SBI)	122,241	3,823,698
Home Properties, Inc.	62,899	3,176,400
Hospitality Properties Trust (SBI)	211,229	4,129,527
Inland Real Estate Corp.	131,422	1,013,264
Invesco Mortgage Capital, Inc.	50,189	1,049,954
Investors Real Estate Trust	141,916	1,163,711
iStar Financial, Inc. (a)(d)	170,223	594,078
Kilroy Realty Corp.	90,835	2,825,877
Kite Realty Group Trust	115,282	480,726
LaSalle Hotel Properties (SBI)	118,488	2,496,542
Lexington Corporate Properties Trust	206,581	1,377,895
Liberty Property Trust (SBI)	192,029	5,831,921
LTC Properties, Inc.	40,510	999,787
Mack-Cali Realty Corp.	137,341	4,236,970
Medical Properties Trust, Inc.	185,350	1,823,844
MFA Financial, Inc.	483,220	3,561,331
Mid-America Apartment Communities, Inc.	52,422	2,960,270
Mission West Properties, Inc.	44,320	294,285
Monmouth Real Estate Investment Corp. Class A	55,007	393,300
MPG Office Trust, Inc. (a)(d)	97,718	220,843
National Health Investors, Inc.	41,189	1,726,643
National Retail Properties, Inc. (d)	140,458	3,421,557
Nationwide Health Properties, Inc.	205,557	7,907,778
New York Mortgage Trust, Inc.	11,007	69,344
NorthStar Realty Finance Corp. (d)	133,692	425,141
Omega Healthcare Investors, Inc.	157,038	3,368,465
One Liberty Properties, Inc.	26,364	378,060
Parkway Properties, Inc.	41,827	611,511
Pebblebrook Hotel Trust (a)	64,622	1,146,394
Pennsylvania Real Estate Investment Trust (SBI)	91,555	957,665
Pennymac Mortgage Investment Trust	32,176	562,115
Piedmont Office Realty Trust, Inc. Class A	100,450	1,844,262
PMC Commercial Trust	7,785	58,777
Post Properties, Inc.	84,096	2,136,038
Potlatch Corp.	67,140	2,249,190
PS Business Parks, Inc.	33,862	1,905,415
RAIT Financial Trust (SBI) (a)(d)	116,321	157,033
Ramco-Gershenson Properties Trust (SBI)	73,844	770,931
Rayonier, Inc.	134,851	6,378,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. (d)	177,329	$ 5,779,152
Redwood Trust, Inc.	126,021	1,740,350
Regency Centers Corp.	137,015	4,995,567
Resource Capital Corp.	83,784	496,001
Saul Centers, Inc.	15,792	652,841
Senior Housing Properties Trust (SBI)	216,853	5,096,046
SL Green Realty Corp.	134,558	8,111,156
Sovran Self Storage, Inc. (d)	49,330	1,863,194
Starwood Property Trust, Inc.	83,140	1,581,323
Strategic Hotel & Resorts, Inc. (a)	240,971	860,266
Sun Communities, Inc. (d)	33,778	966,389
Sunstone Hotel Investors, Inc. (a)	171,825	1,472,540
Supertel Hospitality, Inc., Maryland (a)	13,197	15,572
Tanger Factory Outlet Centers, Inc.	68,768	3,178,457
Taubman Centers, Inc.	95,317	3,954,702
Terreno Realty Corp.	17,736	307,365
The Macerich Co.	223,701	9,265,695
Transcontinental Realty Investors, Inc. (a)	1,497	14,521
U-Store-It Trust	143,461	1,147,688
UDR, Inc.	279,184	5,745,607
UMH Properties, Inc.	6,931	65,775
Universal Health Realty Income Trust (SBI)	25,196	801,485
Urstadt Biddle Properties, Inc.	5,274	82,327
Urstadt Biddle Properties, Inc. Class A	43,601	800,514
Walter Investment Management Corp.	47,668	772,698
Washington (REIT) (SBI)	105,581	3,235,002
Weingarten Realty Investors (SBI)	204,264	4,122,048
Winthrop Realty Trust	34,319	470,170
		291,758,362
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)(d)	1,965	16,054
Avatar Holdings, Inc. (a)(d)	17,557	305,843
Brookfield Properties Corp. (d)	448,542	6,427,875
Consolidated-Tomoka Land Co. (d)	9,480	256,529
Forest City Enterprises, Inc. Class A (a)(d)	211,130	2,379,435
Forestar Group, Inc. (a)(d)	61,794	919,495
Grubb & Ellis Co. (a)(d)	93,713	102,147
Hudson Pacific Properties, Inc.	22,975	379,088
Jones Lang LaSalle, Inc.	70,806	5,346,561
Kennedy-Wilson Holdings, Inc. (a)(d)	55,686	551,291
Maui Land & Pineapple, Inc. (a)	8,316	37,422
Stratus Properties, Inc. (a)	2,986	26,695
Tejon Ranch Co. (a)(d)	26,787	568,956
The St. Joe Co. (a)(d)	157,608	3,795,201
Thomas Properties Group, Inc. (d)	49,960	156,375
ZipRealty, Inc. (a)	13,953	36,696
		21,305,663
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	45,893	460,766
Anchor BanCorp Wisconsin, Inc. (a)(d)	89,689	56,504

	Shares	Value
Astoria Financial Corp.	156,638	$ 1,889,054
Bank Mutual Corp.	101,564	516,961
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	26,315	29,210
BankFinancial Corp.	45,531	409,779
BCSB Bancorp, Inc. (a)	2,564	24,614
Beneficial Mutual Bancorp, Inc. (a)	85,327	711,627
Berkshire Bancorp, Inc. (a)	1,110	5,361
Berkshire Hills Bancorp, Inc.	27,541	487,063
BofI Holding, Inc. (a)	18,477	209,529
Brookline Bancorp, Inc., Delaware	113,480	1,062,173
Camco Financial Corp. (a)(d)	7,852	15,311
Capitol Federal Financial (d)	39,761	1,020,267
CFS Bancorp, Inc.	7,861	36,396
Charter Financial Corp., Georgia	8,305	81,389
Cheviot Financial Corp.	52	442
Chicopee Bancorp, Inc. (a)	7,735	86,245
Citizens South Banking Corp., Delaware	10,510	55,178
Clifton Savings Bancorp, Inc. (d)	18,163	149,118
Dime Community Bancshares, Inc.	68,827	859,649
Doral Financial Corp. (a)(d)	39,131	52,827
Eagle Bancorp Montana, Inc.	15,964	147,348
ESB Financial Corp. (d)	8,948	109,971
ESSA Bancorp, Inc.	31,156	348,324
Fannie Mae (a)(d)	1,858,424	576,297
Farmer Mac Class C (non-vtg.)	18,331	200,358
First Clover Leaf Financial Corp.	10,566	55,472
First Defiance Financial Corp.	17,515	160,262
First Federal Bancshares of Arkansas, Inc. (d)	3,747	6,445
First Financial Holdings, Inc.	33,877	306,248
First Financial Northwest, Inc. (d)	33,079	136,947
First Financial Service Corp.	745	4,053
First Niagara Financial Group, Inc. (d)	363,011	4,098,394
First Place Financial Corp.	22,128	80,546
Flagstar Bancorp, Inc. (a)	73,502	167,585
Flushing Financial Corp.	60,863	659,146
Fox Chase Bancorp, Inc. (a)	2,294	21,793
Freddie Mac (a)	1,078,805	359,781
HMN Financial, Inc. (a)	2,852	10,353
Home Federal Bancorp, Inc.	34,573	430,088
HopFed Bancorp, Inc.	7,731	71,048
Impac Mortgage Holdings, Inc. (a)	12,126	33,347
Indiana Community Bancorp	2,558	31,694
Jefferson Bancshares, Inc., Tennessee	5,738	20,657
Kearny Financial Corp.	46,441	404,037
Legacy Bancorp, Inc.	18,619	153,979
Louisiana Bancorp, Inc. (a)	240	3,502
LSB Corp.	3,904	81,164
Meridian Interstate Bancorp, Inc. (a)	11,286	119,744
Meta Financial Group, Inc.	424	14,043
MGIC Investment Corp. (a)(d)	342,742	2,474,597
MutualFirst Financial, Inc.	2,603	18,273
NASB Financial, Inc. (d)	3,384	45,549
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New England Bancshares, Inc.	7,230	$ 53,574
New York Community Bancorp, Inc. (d)	753,629	11,975,165
NewAlliance Bancshares, Inc.	182,592	2,234,926
Northeast Community Bancorp, Inc.	8,762	54,675
Northwest Bancshares, Inc.	82,593	887,875
OceanFirst Financial Corp.	36,227	410,452
Ocwen Financial Corp. (a)	131,392	1,194,353
Oritani Financial Corp.	31,887	300,057
Parkvale Financial Corp.	2,919	18,623
Provident Financial Holdings, Inc.	14,065	75,248
Provident Financial Services, Inc.	105,638	1,211,668
Provident New York Bancorp	77,561	625,917
Pulaski Financial Corp.	7,400	47,360
PVF Capital Corp. (a)	16,043	27,915
Radian Group, Inc.	227,467	1,439,866
Riverview Bancorp, Inc. (a)	13,156	23,812
Rockville Financial, Inc.	9,015	104,754
Roma Financial Corp. (d)	23,122	236,769
Rome Bancorp, Inc.	12,337	113,871
TF Financial Corp.	1,778	37,249
TFS Financial Corp.	168,994	1,553,055
The PMI Group, Inc. (a)	272,618	839,663
Timberland Bancorp, Inc.	12,774	51,096
Tree.com, Inc. (a)	11,197	81,514
Trustco Bank Corp., New York	150,611	801,251
United Community Financial Corp., Ohio (a)	28,070	35,368
United Financial Bancorp, Inc.	38,185	513,970
United Western Bancorp, Inc.	59,972	25,188
ViewPoint Financial Group	41,812	376,308
Washington Federal, Inc.	198,011	2,825,617
Waterstone Financial, Inc. (a)	7,726	29,668
Westfield Financial, Inc.	84,715	642,140
WSFS Financial Corp.	15,226	547,679
		48,967,154
TOTAL FINANCIALS		808,346,350
HEALTH CARE - 11.6%
Biotechnology - 3.1%
A.P. Pharma, Inc. (a)	76,222	44,971
Aastrom Biosciences, Inc. (a)(d)	45,176	67,312
Abraxis BioScience, Inc. (a)	10,270	753,202
Acadia Pharmaceuticals, Inc. (a)	109,109	110,200
Achillion Pharmaceuticals, Inc. (a)	50,832	133,180
Acorda Therapeutics, Inc. (a)	65,057	1,959,517
ADVENTRX Pharmaceuticals, Inc. (a)(d)	9,893	17,313
Affymax, Inc. (a)(d)	22,278	125,202
Alexion Pharmaceuticals, Inc. (a)	156,199	8,820,558
Alkermes, Inc. (a)(d)	164,668	2,183,498
Allos Therapeutics, Inc. (a)(d)	149,516	545,733

	Shares	Value
Alnylam Pharmaceuticals, Inc. (a)(d)	65,776	$ 901,131
AMAG Pharmaceuticals, Inc. (a)(d)	35,782	901,706
Amicus Therapeutics, Inc. (a)	13,257	43,483
Amylin Pharmaceuticals, Inc. (a)(d)	227,586	4,674,616
Anadys Pharmaceuticals, Inc. (a)	89,040	151,368
Anthera Pharmaceuticals, Inc. (d)	10,855	41,249
Antigenics, Inc. (a)(d)	181,663	139,881
ARCA biopharma, Inc. (a)	10,234	34,591
Arena Pharmaceuticals, Inc. (a)(d)	184,594	1,201,707
ARIAD Pharmaceuticals, Inc. (a)(d)	203,238	711,333
ArQule, Inc. (a)	42,103	219,778
Array Biopharma, Inc. (a)	77,370	208,125
AspenBio Pharma, Inc. (a)(d)	59,738	31,064
AVEO Pharmaceuticals, Inc.	20,139	175,612
AVI BioPharma, Inc. (a)(d)	273,454	571,519
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	48,084	227,918
BioMarin Pharmaceutical, Inc. (a)(d)	175,208	3,554,970
Bionovo, Inc. (a)	38,428	65,712
Biosante Pharmaceuticals, Inc. (a)	121,141	158,695
Biospecifics Technologies Corp. (a)	10,284	272,526
BioSphere Medical, Inc. (a)	18,217	79,244
BioTime, Inc. (a)(d)	28,596	119,817
Capstone Therapeutics Corp. (a)	36,394	33,119
Cardium Therapeutics, Inc. (a)(d)	78,750	36,225
Cel-Sci Corp. (a)(d)	316,794	156,496
Celera Corp. (a)(d)	150,245	991,617
Cell Therapeutics, Inc. (a)(d)	1,111,770	411,355
Celldex Therapeutics, Inc. (a)(d)	53,239	230,525
Cepheid, Inc. (a)(d)	100,911	1,484,401
Chelsea Therapeutics International Ltd. (a)	62,173	253,044
Cleveland Biolabs, Inc. (a)(d)	23,721	106,270
Clinical Data, Inc. (a)(d)	32,184	481,151
Codexis, Inc. (a)	11,191	90,759
Combinatorx, Inc. (a)(d)	139,798	180,339
Cubist Pharmaceuticals, Inc. (a)(d)	98,045	2,159,931
Curis, Inc. (a)(d)	119,502	146,987
Cyclacel Pharmaceuticals, Inc. (a)(d)	64,723	94,496
Cytokinetics, Inc. (a)	96,287	215,683
Cytori Therapeutics, Inc. (a)(d)	75,787	341,799
CytRx Corp. (a)	207,036	136,644
DARA BioSciences, Inc. (a)(d)	6,088	13,515
Dendreon Corp. (a)(d)	232,223	8,322,872
Discovery Laboratories, Inc. (a)	232,611	52,337
DUSA Pharmaceuticals, Inc. (a)	18,615	43,001
Dyax Corp. (a)	172,128	392,452
Dynavax Technologies Corp. (a)	143,210	232,000
Emergent BioSolutions, Inc. (a)	30,539	554,588
EntreMed, Inc. (a)	11,748	31,015
Enzon Pharmaceuticals, Inc. (a)(d)	97,674	1,002,135
EpiCept Corp. (a)(d)	10,755	5,646
Exact Sciences Corp. (a)(d)	64,050	293,990
Exelixis, Inc. (a)(d)	183,009	541,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Forticell Bioscience, Inc. (a)	2	$ 0
Genomic Health, Inc. (a)(d)	28,322	409,536
GenVec, Inc. (a)(d)	198,844	91,468
Geron Corp. (a)(d)	189,126	873,762
GTx, Inc. (a)(d)	24,446	77,005
Halozyme Therapeutics, Inc. (a)	131,573	1,005,218
Hemispherx Biopharma, Inc. (a)(d)	232,396	115,849
Human Genome Sciences, Inc. (a)(d)	325,074	9,456,403
Icagen, Inc. (a)	85,515	22,234
Idenix Pharmaceuticals, Inc. (a)(d)	70,662	424,679
Idera Pharmaceuticals, Inc. (a)(d)	29,318	100,268
ImmunoGen, Inc. (a)(d)	111,903	599,800
Immunomedics, Inc. (a)(d)	124,186	355,172
Incyte Corp. (a)(d)	201,798	2,526,511
Infinity Pharmaceuticals, Inc. (a)(d)	30,812	145,433
Inhibitex, Inc. (a)(d)	28,093	39,892
Inovio Pharmaceuticals, Inc. (a)	168,287	130,995
Insmed, Inc. (a)	214,673	156,711
InterMune, Inc. (a)(d)	78,879	821,919
Ironwood Pharmaceuticals, Inc. Class A	31,435	291,402
Isis Pharmaceuticals, Inc. (a)(d)	160,135	1,255,458
IsoRay, Inc. (a)	40,023	44,426
Keryx Biopharmaceuticals, Inc. (a)(d)	113,843	398,451
Lexicon Pharmaceuticals, Inc. (a)(d)	367,972	528,040
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)(d)	212,563	310,342
rights (a)	26,087	730
rights	26,087	1,461
rights (a)	26,087	704
rights (a)	26,087	522
Luna Innovations, Inc. (a)	14,322	26,925
Manhattan Pharmaceuticals, Inc. (a)	9,897	396
MannKind Corp. (a)(d)	110,054	611,350
Marina Biotech, Inc. (a)(d)	24,825	64,297
Martek Biosciences (a)(d)	58,409	1,274,484
Maxygen, Inc. (a)	43,092	237,868
MediciNova, Inc. (a)(d)	5,606	29,936
Medivation, Inc. (a)(d)	60,935	581,015
Metabolix, Inc. (a)(d)	42,581	482,017
Micromet, Inc. (a)(d)	133,099	817,228
Molecular Insight Pharmaceuticals, Inc. (a)(d)	37,413	29,930
Momenta Pharmaceuticals, Inc. (a)(d)	67,304	972,543
Myrexis, Inc. (a)	78,861	295,729
Myriad Genetics, Inc. (a)	170,107	2,663,876
Nabi Biopharmaceuticals (a)	93,267	452,345
Nanosphere, Inc. (a)	21,580	62,798
Neuralstem, Inc. (a)(d)	67,988	125,778
Neurocrine Biosciences, Inc. (a)(d)	102,683	552,435
NeurogesX, Inc. (a)(d)	18,576	107,369

	Shares	Value
Northwest Biotherapeutics, Inc. (a)	10,726	$ 8,045
Novavax, Inc. (a)(d)	148,669	298,825
NPS Pharmaceuticals, Inc. (a)(d)	116,060	755,551
Omeros Corp.	19,331	117,146
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,399	133,315
ONYX Pharmaceuticals, Inc. (a)	106,819	2,573,270
Opexa Therapeutics, Inc. (a)	16,303	18,422
Opko Health, Inc. (a)(d)	224,892	465,526
Orchid Cellmark, Inc. (a)	20,246	29,762
OREXIGEN Therapeutics, Inc. (a)(d)	57,358	252,375
Osiris Therapeutics, Inc. (a)(d)	34,104	222,699
OXiGENE, Inc. (a)(d)	57,084	16,115
Oxygen Biotherapeutics, Inc. (a)(d)	44,103	134,073
PDL BioPharma, Inc.	203,654	1,152,682
Peregrine Pharmaceuticals, Inc. (a)	93,794	124,746
Pharmacyclics, Inc. (a)(d)	78,943	557,338
Pharmasset, Inc. (a)	49,022	1,190,744
PharmAthene, Inc. (a)(d)	22,503	31,729
Poniard Pharmaceuticals, Inc. (a)(d)	47,232	18,893
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	311,383
PROLOR Biotech, Inc. (a)(d)	68,012	423,035
Raptor Pharmaceutical Corp. (a)(d)	24,282	72,360
Regeneron Pharmaceuticals, Inc. (a)(d)	112,697	2,477,080
Repligen Corp. (a)	65,974	223,652
Rexahn Pharmaceuticals, Inc. (a)(d)	99,473	116,383
Rigel Pharmaceuticals, Inc. (a)	91,626	717,432
RXi Pharmaceuticals Corp. (a)	19,266	33,716
Sangamo Biosciences, Inc. (a)(d)	89,475	265,293
Savient Pharmaceuticals, Inc. (a)(d)	116,959	1,686,549
SciClone Pharmaceuticals, Inc. (a)(d)	68,266	164,521
Seattle Genetics, Inc. (a)(d)	141,818	1,623,816
SIGA Technologies, Inc. (a)(d)	68,091	510,342
Spectrum Pharmaceuticals, Inc. (a)(d)	94,832	350,878
StemCells, Inc. (a)	200,506	150,580
Sunesis Pharmaceuticals, Inc. (a)(d)	63,400	25,994
Synta Pharmaceuticals Corp. (a)(d)	43,339	120,049
Talecris Biotherapeutics Holdings Corp.	105,633	2,317,588
Targacept, Inc. (a)	32,212	669,043
Telik, Inc. (a)(d)	81,953	60,645
Tengion, Inc. (a)	3,080	9,332
Theravance, Inc. (a)(d)	105,790	1,279,001
Transcept Pharmaceuticals, Inc. (a)	8,035	56,727
Trimeris, Inc. (a)	51,840	122,342
Trubion Pharmaceuticals, Inc. (a)	6,000	26,760
Unigene Laboratories, Inc. (a)	74,735	52,315
United Therapeutics Corp. (a)(d)	85,629	3,957,772
Vanda Pharmaceuticals, Inc. (a)(d)	45,174	283,241
Vertex Pharmaceuticals, Inc. (a)	350,995	11,702,173
Vical, Inc. (a)(d)	99,600	303,780
XOMA Ltd. (a)(d)	31,396	90,734
ZIOPHARM Oncology, Inc. (a)(d)	55,718	200,585
Zymogenetics, Inc. (a)(d)	99,031	495,155
		116,857,052
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)(d)	36,968	$ 667,642
Abiomed, Inc. (a)(d)	57,097	516,728
Accuray, Inc. (a)(d)	89,992	592,147
AdvanSource Biomaterials Corp. (a)	3,688	996
AGA Medical Holdings, Inc. (d)	24,266	331,231
Alere, Inc. (a)	144,203	4,033,358
Align Technology, Inc. (a)(d)	126,886	2,033,348
Alimera Sciences, Inc. (a)	7,490	64,040
Alphatec Holdings, Inc. (a)	101,656	209,411
American Medical Systems Holdings, Inc. (a)(d)	127,703	2,326,749
Analogic Corp.	23,496	974,614
Angiodynamics, Inc. (a)	50,411	769,776
Anika Therapeutics, Inc. (a)	17,732	87,773
Antares Pharma, Inc. (a)	157,561	228,463
ArthroCare Corp. (a)	37,450	972,202
Atricure, Inc. (a)	5,254	40,613
Atrion Corp.	2,847	396,416
Beckman Coulter, Inc.	119,491	5,453,569
BioLase Technology, Inc. (a)	42,518	33,785
Bovie Medical Corp. (a)(d)	27,980	60,996
BSD Medical Corp. (a)(d)	13,363	29,131
Cantel Medical Corp.	30,619	439,995
Cardiac Science Corp. (a)	39,822	70,883
Cardica, Inc. (a)	38,892	74,673
Cardiovascular Systems, Inc. (a)	1,978	9,653
Cerus Corp. (a)(d)	99,422	285,341
Conceptus, Inc. (a)(d)	41,786	577,274
CONMED Corp. (a)	52,799	977,309
Cooper Companies, Inc.	78,232	3,155,879
Cryolife, Inc. (a)	57,844	300,210
Cutera, Inc. (a)	28,281	199,098
Cyberonics, Inc. (a)	44,057	944,142
Cynosure, Inc. Class A (a)	19,062	178,039
Delcath Systems, Inc. (a)(d)	60,778	369,530
DexCom, Inc. (a)	81,711	1,000,960
Digirad Corp. (a)	4,978	9,707
DynaVox, Inc. Class A (a)	24,333	220,457
Edwards Lifesciences Corp. (a)	194,181	11,179,000
Endologix, Inc. (a)	77,319	310,049
EnteroMedics, Inc. (a)(d)	13,176	21,477
Escalon Medical Corp. (a)	3,512	5,479
Exactech, Inc. (a)	16,201	235,077
Fonar Corp. (a)(d)	785	1,178
Gen-Probe, Inc. (a)(d)	85,106	3,832,323
Greatbatch, Inc. (a)(d)	42,600	935,070
Haemonetics Corp. (a)(d)	44,009	2,291,989
Hansen Medical, Inc. (a)(d)	110,697	151,655
Hill-Rom Holdings, Inc. (d)	108,039	3,468,052
Hologic, Inc. (a)	446,909	6,341,639
ICU Medical, Inc. (a)(d)	24,332	866,949

	Shares	Value
IDEXX Laboratories, Inc. (a)(d)	98,973	$ 5,470,238
Immucor, Inc. (a)(d)	120,189	2,115,326
Insite Vision (a)	62,560	16,266
Insulet Corp. (a)(d)	61,293	810,293
Integra LifeSciences Holdings Corp. (a)(d)	37,738	1,312,150
Invacare Corp.	56,425	1,292,133
Iridex Corp. (a)	9,439	27,845
IRIS International, Inc. (a)	45,897	352,259
IVAX Diagnostics, Inc. (a)	7,111	3,907
Kensey Nash Corp. (a)	21,012	557,238
Kewaunee Scientific Corp.	4,046	42,443
Kinetic Concepts, Inc. (a)(d)	107,860	3,442,891
LeMaitre Vascular, Inc. (a)	1,968	14,071
Mako Surgical Corp. (a)(d)	47,241	493,196
Masimo Corp.	92,903	2,114,472
Medical Action Industries, Inc. (a)	28,763	234,994
MELA Sciences, Inc. (a)(d)	44,190	304,027
Meridian Bioscience, Inc.	69,244	1,265,780
Merit Medical Systems, Inc. (a)(d)	48,108	759,144
Micrus Endovascular Corp. (a)(d)	24,734	579,023
Natus Medical, Inc. (a)	48,491	585,286
Neogen Corp. (a)(d)	38,841	1,134,934
Neoprobe Corp. (a)	71,831	138,634
Nephros, Inc. (a)	10,865	2,064
NeuroMetrix, Inc. (a)(d)	7,830	5,559
NMT Medical, Inc. (a)	30,277	13,473
NuVasive, Inc. (a)(d)	67,647	1,985,439
NxStage Medical, Inc. (a)(d)	43,738	689,748
OraSure Technologies, Inc. (a)	82,396	278,498
Orthofix International NV (a)	29,243	780,788
Orthovita, Inc. (a)(d)	129,968	213,148
Osteotech, Inc. (a)	13,242	84,749
OTIX Global, Inc. (a)	6,382	25,847
Palomar Medical Technologies, Inc. (a)	33,779	298,606
PositiveID Corp. (a)	38,054	34,629
Quidel Corp. (a)(d)	44,961	543,578
ResMed, Inc. (a)(d)	261,768	7,889,688
Retractable Technologies, Inc. (a)	5,601	8,682
Rochester Medical Corp. (a)	16,874	148,154
Rockwell Medical Technologies, Inc. (a)(d)	31,392	184,585
RTI Biologics, Inc. (a)	112,823	239,185
Sirona Dental Systems, Inc. (a)(d)	70,091	2,209,268
Solta Medical, Inc. (a)	48,430	73,614
SonoSite, Inc. (a)(d)	26,523	772,350
Staar Surgical Co. (a)(d)	59,345	271,207
Stereotaxis, Inc. (a)(d)	75,255	237,053
Steris Corp.	92,227	2,653,371
SurModics, Inc. (a)(d)	30,705	369,381
Symmetry Medical, Inc. (a)	70,589	634,595
Synergetics USA, Inc. (a)	27,399	76,991
Synovis Life Technologies, Inc. (a)	24,716	346,024
Teleflex, Inc.	68,384	3,286,535
The Spectranetics Corp. (a)	64,762	314,743
Theragenics Corp. (a)	45,104	50,516
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ThermoGenesis Corp. (a)	9,859	$ 22,676
Thoratec Corp. (a)(d)	98,488	3,171,314
TomoTherapy, Inc. (a)	105,827	325,947
TranS1, Inc. (a)	3,362	8,506
Unilife Corp. (a)(d)	91,041	446,101
Urologix, Inc. (a)(d)	5,053	4,699
Uroplasty, Inc. (a)	24,749	106,916
Utah Medical Products, Inc.	5,222	138,801
Vascular Solutions, Inc. (a)(d)	26,619	333,004
Vision Sciences, Inc. (a)	8,293	11,859
Volcano Corp. (a)	73,185	1,617,389
West Pharmaceutical Services, Inc.	57,835	1,944,413
Wright Medical Group, Inc. (a)	70,274	932,536
Young Innovations, Inc.	11,302	296,451
Zoll Medical Corp. (a)	36,700	969,614
		116,394,919
Health Care Providers & Services - 2.7%
Accretive Health, Inc.	15,091	142,006
Addus HomeCare Corp.	4,950	25,889
Air Methods Corp. (a)	20,487	747,366
Alliance Healthcare Services, Inc. (a)	60,365	253,533
Allied Healthcare International, Inc. (a)	78,774	159,911
Almost Family, Inc. (a)(d)	14,830	374,754
Amedisys, Inc. (a)(d)	47,754	1,104,072
America Service Group, Inc.	22,770	312,177
American Dental Partners, Inc. (a)	32,592	348,083
AMERIGROUP Corp. (a)	87,803	3,239,931
AMN Healthcare Services, Inc. (a)	62,644	278,766
AmSurg Corp. (a)	57,686	961,626
Animal Health International, Inc. (a)	28,873	71,316
Arcadia Resources, Inc. (a)(d)	209,491	95,318
Assisted Living Concepts, Inc. Class A (a)	17,387	472,579
Bio-Reference Laboratories, Inc. (a)(d)	45,680	905,378
BioScrip, Inc. (a)(d)	92,410	449,113
Brookdale Senior Living, Inc. (a)(d)	96,119	1,287,995
Capital Senior Living Corp. (a)	32,252	159,970
CardioNet, Inc. (a)	51,733	226,591
Catalyst Health Solutions, Inc. (a)	67,068	2,688,756
Centene Corp. (a)	88,815	1,795,839
Chemed Corp.	39,881	1,990,062
Chindex International, Inc. (a)(d)	27,711	359,689
Clarient, Inc. (a)(d)	100,324	331,069
Community Health Systems, Inc. (a)	163,723	4,268,259
Continucare Corp. (a)	56,100	182,325
Corvel Corp. (a)	14,051	516,796
Cross Country Healthcare, Inc. (a)(d)	58,534	433,737
Emdeon, Inc. Class A	78,043	799,941
Emergency Medical Services Corp. Class A (a)	51,610	2,479,861
Emergent Group, Inc.	4,000	19,960
Emeritus Corp. (a)(d)	35,500	545,990

	Shares	Value
Five Star Quality Care, Inc. (a)	76,114	$ 322,723
Genoptix, Inc. (a)(d)	29,199	502,515
Gentiva Health Services, Inc. (a)(d)	51,816	1,064,819
Hanger Orthopedic Group, Inc. (a)	61,632	804,298
Health Grades, Inc. (a)	43,972	360,131
Health Management Associates, Inc. Class A (a)(d)	418,207	2,613,794
Health Net, Inc. (a)	173,346	4,139,502
HealthSouth Corp. (a)(d)	159,896	2,599,909
Healthspring, Inc. (a)	88,766	1,842,782
Healthways, Inc. (a)	57,797	722,463
HearUSA, Inc. (a)	11,117	9,672
Henry Schein, Inc. (a)(d)	157,774	8,330,467
HMS Holdings Corp. (a)	51,096	2,666,189
Hooper Holmes, Inc. (a)	67,944	37,369
Integramed America, Inc. (a)	12,500	116,000
IPC The Hospitalist Co., Inc. (a)	31,046	725,235
Kindred Healthcare, Inc. (a)	71,701	842,487
Landauer, Inc.	16,769	942,418
LCA-Vision, Inc. (a)	24,822	98,543
LHC Group, Inc. (a)(d)	26,855	537,369
LifePoint Hospitals, Inc. (a)(d)	95,223	2,896,684
Lincare Holdings, Inc. (d)	170,233	3,918,764
Magellan Health Services, Inc. (a)	57,346	2,512,328
Medcath Corp. (a)	34,470	275,415
MEDNAX, Inc. (a)	80,780	3,743,345
Metropolitan Health Networks, Inc. (a)(d)	68,239	238,154
Molina Healthcare, Inc. (a)(d)	24,312	616,552
MWI Veterinary Supply, Inc. (a)(d)	19,544	1,037,786
National Healthcare Corp. (d)	18,697	648,973
National Research Corp.	1,583	39,812
NeoStem, Inc. (a)(d)	41,125	64,978
NightHawk Radiology Holdings, Inc. (a)	42,237	118,264
NovaMed Eyecare, Inc. (a)(d)	11,224	98,322
Omnicare, Inc.	206,749	3,969,581
Owens & Minor, Inc.	106,348	2,835,238
PDI, Inc. (a)	12,340	89,588
PharMerica Corp. (a)	53,475	414,966
Providence Service Corp. (a)	23,819	322,033
PSS World Medical, Inc. (a)(d)	100,349	1,842,408
Psychemedics Corp.	4,891	41,916
Psychiatric Solutions, Inc. (a)	91,865	3,063,698
RadNet, Inc. (a)(d)	57,857	106,457
RehabCare Group, Inc. (a)(d)	44,618	738,874
ResCare, Inc. (a)	44,843	556,053
Rural/Metro Corp. (a)(d)	39,197	293,978
Select Medical Holdings Corp.	101,264	724,038
Sharps Compliance Corp. (a)(d)	23,452	106,472
Skilled Healthcare Group, Inc. (a)(d)	55,360	186,010
SRI/Surgical Express, Inc. (a)	2,620	7,336
Sun Healthcare Group, Inc. (a)	85,866	695,515
Sunrise Senior Living, Inc. (a)	75,248	166,298
Team Health Holdings, Inc.	29,012	365,841
The Ensign Group, Inc.	23,192	385,915
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Triple-S Management Corp. (a)(d)	39,645	$ 631,148
U.S. Physical Therapy, Inc. (a)	23,352	374,333
Universal American Financial Corp.	71,158	982,692
Universal Health Services, Inc. Class B	156,525	4,914,885
VCA Antech, Inc. (a)(d)	144,405	2,854,887
Wellcare Health Plans, Inc. (a)(d)	73,400	1,821,054
		102,007,934
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	14,174
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	267,568	4,471,061
Arrhythmia Research Technology, Inc.	7,380	35,424
athenahealth, Inc. (a)(d)	53,671	1,445,897
Computer Programs & Systems, Inc.	21,014	858,632
HealthStream, Inc. (a)	12,926	64,501
iCAD, Inc. (a)	80,945	135,988
MedAssets, Inc. (a)(d)	78,049	1,546,931
Medidata Solutions, Inc. (a)	39,220	673,015
Mediware Information Systems, Inc. (a)	1,310	13,441
MedQuist, Inc.	15,503	113,947
Merge Healthcare, Inc. (a)	95,651	241,041
Omnicell, Inc. (a)	58,587	653,538
Quality Systems, Inc.	31,000	1,737,550
Simulations Plus, Inc. (a)	24,000	59,760
Transcend Services, Inc. (a)(d)	17,635	250,770
Vital Images, Inc. (a)	29,756	375,521
		12,691,191
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	111,316	674,575
Affymetrix, Inc. (a)(d)	117,313	482,156
Albany Molecular Research, Inc. (a)	52,930	321,285
Arrowhead Research Corp. (a)	96,804	88,092
Bio-Rad Laboratories, Inc. Class A (a)	33,519	2,766,323
Bioanalytical Systems, Inc. (a)	4,772	4,152
BioClinica, Inc. (a)	2,110	7,111
Biodelivery Sciences International, Inc. (a)	29,350	65,157
Bruker BioSciences Corp. (a)(d)	126,417	1,503,098
Caliper Life Sciences, Inc. (a)	36,490	121,147
Cambrex Corp. (a)	55,696	232,252
Charles River Laboratories International, Inc. (a)(d)	114,993	3,248,552
Covance, Inc. (a)(d)	110,973	4,209,206
Cryo-Cell International, Inc. (a)	6,550	5,895
Dionex Corp. (a)	31,015	2,248,588
Encorium Group, Inc. (a)(d)	913	1,607
Encorium Group, Inc. rights 9/30/10 (a)	913	9
Enzo Biochem, Inc. (a)(d)	71,931	254,636
eResearchTechnology, Inc. (a)	89,205	660,563
Furiex Pharmaceuticals, Inc. (a)	15,480	154,181
Harvard Bioscience, Inc. (a)	44,066	152,028

	Shares	Value
Helicos BioSciences Corp. (a)(d)	49,019	$ 24,671
Illumina, Inc. (a)(d)	210,729	9,038,167
Kendle International, Inc. (a)	32,552	254,882
Luminex Corp. (a)(d)	74,110	1,062,737
Medtox Scientific, Inc. (a)	15,417	176,833
Mettler-Toledo International, Inc. (a)(d)	57,930	6,406,479
Nexmed, Inc. (a)(d)	16,354	32,054
PAREXEL International Corp. (a)	101,369	2,016,229
Pharmaceutical Product Development, Inc.	189,761	4,358,810
Pure Bioscience (a)(d)	60,728	112,347
Radient Pharmaceuticals Corp. (a)	43,458	32,594
Sequenom, Inc. (a)(d)	115,187	706,096
Strategic Diagnostics, Inc. (a)	3,743	6,887
Techne Corp.	64,215	3,707,132
		45,136,531
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)(d)	10,000	24,400
Adeona Pharmaceuticals, Inc. (a)	51,943	45,190
Adolor Corp. (a)	98,002	101,922
Akorn, Inc. (a)(d)	148,934	509,354
Alexza Pharmaceuticals, Inc. (a)(d)	87,734	247,410
Ardea Biosciences, Inc. (a)(d)	22,238	447,873
ARYx Therapeutics, Inc. (a)	22,000	8,140
Auxilium Pharmaceuticals, Inc. (a)(d)	81,786	2,119,075
AVANIR Pharmaceuticals Class A (a)(d)	113,014	319,830
Biodel, Inc. (a)(d)	39,654	147,513
BioMimetic Therapeutics, Inc. (a)(d)	37,388	340,979
Cadence Pharmaceuticals, Inc. (a)(d)	55,862	441,310
Caraco Pharmaceutical Laboratories Ltd. (a)(d)	20,224	111,030
Columbia Laboratories, Inc. (a)(d)	113,680	122,774
Corcept Therapeutics, Inc. (a)	13,785	38,460
Cornerstone Therapeutics, Inc. (a)(d)	14,000	91,000
CPEX Pharmaceuticals, Inc. (a)	2,885	71,606
Cumberland Pharmaceuticals, Inc. (d)	25,805	130,315
Cypress Bioscience, Inc. (a)	78,891	255,607
DepoMed, Inc. (a)(d)	91,801	329,566
Durect Corp. (a)	131,333	273,173
Emisphere Technologies, Inc. (a)(d)	34,981	37,080
Endo Pharmaceuticals Holdings, Inc. (a)(d)	177,328	4,818,002
Harbor BioSciences, Inc. (a)	6,761	1,629
Heska Corp. (a)	20,430	10,624
Hi-Tech Pharmacal Co., Inc. (a)(d)	17,224	298,836
Impax Laboratories, Inc. (a)	90,732	1,421,770
Inspire Pharmaceuticals, Inc. (a)	122,003	591,715
Ista Pharmaceuticals, Inc. (a)	56,235	167,580
Jazz Pharmaceuticals, Inc. (a)(d)	51,340	456,926
KV Pharmaceutical Co. Class A (a)(d)	72,531	106,621
Lannett Co., Inc. (a)	8,365	33,962
MAP Pharmaceuticals, Inc. (a)(d)	28,484	308,054
Matrixx Initiatives, Inc. (a)	30,043	150,215
Medicis Pharmaceutical Corp. Class A	102,146	2,809,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)(d)	159,647	$ 2,045,078
Obagi Medical Products, Inc. (a)	26,964	283,392
Oculus Innovative Sciences, Inc. (a)	37,430	62,134
Optimer Pharmaceuticals, Inc. (a)(d)	62,152	499,702
Pain Therapeutics, Inc. (a)(d)	81,649	461,725
Par Pharmaceutical Companies, Inc. (a)	60,423	1,593,355
Penwest Pharmaceuticals Co. (a)(d)	33,532	167,325
Perrigo Co.	143,265	8,164,672
Pozen, Inc. (a)	49,540	335,386
Questcor Pharmaceuticals, Inc. (a)(d)	89,510	867,352
Repros Therapeutics, Inc. (a)(d)	21,715	10,510
Salix Pharmaceuticals Ltd. (a)(d)	98,271	3,720,540
Santarus, Inc. (a)	98,974	224,671
SCOLR Pharma, Inc. (a)(d)	17,200	6,192
Somaxon Pharmaceuticals, Inc. (a)(d)	44,885	187,170
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	31,993
SuperGen, Inc. (a)(d)	95,559	191,118
The Medicines Company (a)	93,916	1,080,034
Valeant Pharmaceuticals International (a)	99,727	5,753,251
ViroPharma, Inc. (a)(d)	133,971	1,679,996
Vivus, Inc. (a)(d)	142,703	804,845
XenoPort, Inc. (a)(d)	58,284	335,716
		45,894,713
TOTAL HEALTH CARE		438,982,340
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)(d)	66,168	1,016,340
AeroVironment, Inc. (a)(d)	26,076	589,839
Alliant Techsystems, Inc. (a)	56,180	3,702,262
American Science & Engineering, Inc.	16,463	1,168,379
Applied Energetics, Inc. (a)(d)	73,563	83,862
Applied Signal Technology, Inc.	24,603	483,203
Ascent Solar Technologies, Inc. (a)(d)	48,274	100,410
Astronics Corp. (a)	23,103	341,693
Astrotech Corp. (a)(d)	39,511	49,389
BE Aerospace, Inc. (a)(d)	164,161	4,424,139
Breeze Industrial Products Corp. (a)	9,000	56,700
Ceradyne, Inc. (a)	47,545	1,038,383
CPI Aerostructures, Inc. (a)	3,654	36,613
Cubic Corp.	28,423	1,085,474
Curtiss-Wright Corp.	79,575	2,115,899
DigitalGlobe, Inc. (a)	49,060	1,504,670
Ducommun, Inc.	19,834	380,813
Esterline Technologies Corp. (a)	51,499	2,368,954
GenCorp, Inc. (non-vtg.) (a)(d)	96,799	423,980
GeoEye, Inc. (a)	39,115	1,425,351
HEICO Corp. Class A	50,625	1,552,163
Herley Industries, Inc. (a)	27,079	412,955

	Shares	Value
Hexcel Corp. (a)(d)	166,287	$ 2,836,856
Innovative Solutions & Support, Inc. (a)	8,701	45,680
Kratos Defense & Security Solutions, Inc. (a)(d)	29,371	290,773
Ladish Co., Inc. (a)	25,826	642,809
LMI Aerospace, Inc. (a)	20,120	304,416
Moog, Inc. Class A (a)	71,835	2,241,252
Orbital Sciences Corp. (a)	100,967	1,311,561
SIFCO Industries, Inc.	1,004	10,040
Sparton Corp. (a)	8,813	45,563
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	174,162	3,368,293
Sypris Solutions, Inc. (a)	8,306	29,735
Taser International, Inc. (a)(d)	108,061	392,802
Teledyne Technologies, Inc. (a)	62,004	2,243,305
Todd Shipyards Corp.	7,303	110,494
TransDigm Group, Inc.	65,215	3,775,296
Triumph Group, Inc.	28,841	1,914,466
		43,924,812
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	103,761	478,338
Atlas Air Worldwide Holdings, Inc. (a)	29,902	1,295,953
Dynamex, Inc. (a)	18,408	225,682
Forward Air Corp.	50,810	1,210,294
Hub Group, Inc. Class A (a)(d)	64,825	1,723,049
Pacer International, Inc. (a)(d)	58,507	299,556
Park-Ohio Holdings Corp. (a)	15,562	173,361
UTI Worldwide, Inc.	170,182	2,384,250
		7,790,483
Airlines - 1.1%
AirTran Holdings, Inc. (a)(d)	227,028	1,023,896
Alaska Air Group, Inc. (a)	60,366	2,669,988
Allegiant Travel Co. (d)	22,445	844,605
AMR Corp. (a)(d)	573,202	3,502,264
Continental Airlines, Inc. Class B (a)(d)	239,843	5,358,093
Delta Air Lines, Inc. (a)	1,363,572	14,262,963
ExpressJet Holdings, Inc. (a)	36,621	244,262
Hawaiian Holdings, Inc. (a)	95,312	467,029
JetBlue Airways Corp. (a)(d)	426,898	2,437,588
Pinnacle Airlines Corp. (a)	44,001	209,005
Republic Airways Holdings, Inc. (a)(d)	70,378	494,757
SkyWest, Inc.	98,653	1,256,839
UAL Corp. (a)(d)	293,154	6,211,933
US Airways Group, Inc. (a)(d)	278,688	2,519,340
		41,502,562
Building Products - 0.6%
A.O. Smith Corp.	43,173	2,216,934
AAON, Inc. (d)	27,063	600,528
American Woodmark Corp.	17,801	271,999
Ameron International Corp.	15,228	858,250
Apogee Enterprises, Inc.	50,019	452,172
Armstrong World Industries, Inc. (a)	30,850	1,212,405
Builders FirstSource, Inc. (a)	93,298	187,529
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Gibraltar Industries, Inc. (a)(d)	47,433	$ 360,491
Griffon Corp. (a)(d)	90,740	970,011
Insteel Industries, Inc.	37,536	296,910
Lennox International, Inc.	89,415	3,790,302
NCI Building Systems, Inc. (a)(d)	32,940	289,872
Owens Corning (a)(d)	194,234	5,283,165
PGT, Inc. (a)(d)	27,428	54,856
Quanex Building Products Corp.	66,783	1,055,171
Simpson Manufacturing Co. Ltd.	63,904	1,408,444
Trex Co., Inc. (a)(d)	25,217	505,601
Universal Forest Products, Inc.	32,403	839,562
US Home Systems, Inc. (a)	9,441	27,096
USG Corp. (a)(d)	116,226	1,414,470
		22,095,768
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	7,939	44,697
ABM Industries, Inc.	75,683	1,484,144
ACCO Brands Corp. (a)	91,582	532,091
American Reprographics Co. (a)	67,312	444,259
Amrep Corp. (a)	2,187	24,079
APAC Customer Services, Inc. (a)	54,513	276,381
ATC Technology Corp. (a)	36,048	869,838
Bowne & Co., Inc.	67,501	747,236
Casella Waste Systems, Inc. Class A (a)	48,294	214,425
CECO Environmental Corp. (a)	10,861	62,342
Cenveo, Inc. (a)(d)	102,570	563,109
Clean Harbors, Inc. (a)(d)	39,787	2,405,124
Consolidated Graphics, Inc. (a)	16,633	660,496
Copart, Inc. (a)	129,785	4,289,394
Corrections Corp. of America (a)(d)	198,983	4,439,311
Courier Corp.	23,631	309,566
Covanta Holding Corp.	223,151	3,215,606
Deluxe Corp.	84,997	1,422,000
Document Security Systems, Inc. (a)(d)	17,893	65,488
Ecology & Environment, Inc. Class A	3,122	38,557
EnergySolutions, Inc.	138,959	636,432
EnerNOC, Inc. (a)(d)	31,062	1,012,000
Ennis, Inc.	47,022	723,669
Food Technology Service, Inc. (a)	6,071	12,871
Fuel Tech, Inc. (a)	37,898	208,060
G&K Services, Inc. Class A	35,333	709,840
Healthcare Services Group, Inc.	68,045	1,413,295
Herman Miller, Inc.	97,235	1,596,599
Higher One Holdings, Inc. (a)	12,062	139,799
HNI Corp.	64,977	1,518,512
Hudson Technologies, Inc. (a)	5,000	9,000
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	168,885
InnerWorkings, Inc. (a)(d)	59,104	320,935
Innotrac Corp. (a)	3,181	3,467
Interface, Inc. Class A	95,031	1,218,297

	Shares	Value
Intersections, Inc.	6,331	$ 55,776
KAR Auction Services, Inc.	43,168	522,764
Kimball International, Inc. Class B	52,828	273,121
Knoll, Inc.	82,549	1,107,808
M&F Worldwide Corp. (a)	23,397	542,810
McGrath RentCorp.	41,323	830,179
Metalico, Inc. (a)(d)	78,480	245,642
Mine Safety Appliances Co.	55,365	1,262,322
Mobile Mini, Inc. (a)(d)	68,706	977,686
Multi-Color Corp.	22,010	314,743
Perma-Fix Environmental Services, Inc. (a)	89,073	150,533
Quad/Graphics, Inc. (a)	44,000	1,856,360
RINO International Corp. (a)(d)	14,329	211,353
Rollins, Inc.	88,305	1,808,486
Schawk, Inc. Class A	20,512	311,782
Standard Parking Corp. (a)	29,583	462,974
Standard Register Co.	38,184	109,588
Steelcase, Inc. Class A	129,762	805,822
Superior Uniform Group, Inc.	4,343	43,300
Sykes Enterprises, Inc. (a)(d)	67,562	808,042
Team, Inc. (a)	35,806	523,842
Tetra Tech, Inc. (a)	103,695	1,882,064
The Brink's Co.	83,344	1,572,701
The Geo Group, Inc. (a)	121,098	2,676,266
Tix Corp. (a)	28,667	22,360
TRC Companies, Inc. (a)	3,649	10,400
Unifirst Corp. Massachusetts	24,672	968,623
United Stationers, Inc. (a)	41,119	1,845,832
US Ecology, Inc.	37,592	509,372
Viad Corp.	38,566	611,271
Virco Manufacturing Co.	4,818	14,213
Waste Connections, Inc. (a)	132,016	4,983,604
WCA Waste Corp. (a)	27,200	126,480
		60,247,923
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	170,228	3,830,130
Argan, Inc. (a)(d)	15,383	123,525
Comfort Systems USA, Inc.	69,236	722,131
Dycom Industries, Inc. (a)	68,584	551,415
EMCOR Group, Inc. (a)(d)	113,210	2,574,395
Furmanite Corp. (a)	62,354	269,369
Granite Construction, Inc. (d)	60,202	1,325,046
Great Lakes Dredge & Dock Corp.	75,547	381,135
Insituform Technologies, Inc. Class A (a)(d)	67,571	1,375,746
Integrated Electrical Services, Inc. (a)	10,323	35,305
KBR, Inc.	279,108	6,475,306
Layne Christensen Co. (a)	34,967	869,629
MasTec, Inc. (a)	83,652	809,751
Michael Baker Corp. (a)	15,127	498,737
MYR Group, Inc. (a)	37,071	516,399
Northwest Pipe Co. (a)(d)	17,423	260,474
Orion Marine Group, Inc. (a)	44,659	501,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Pike Electric Corp. (a)(d)	32,606	$ 264,109
Primoris Services Corp. (d)	20,241	120,029
Shaw Group, Inc. (a)	143,319	4,643,536
Sterling Construction Co., Inc. (a)	32,215	352,432
Tutor Perini Corp. (a)(d)	47,514	938,877
URS Corp. (a)	144,493	5,154,065
		32,592,615
Electrical Equipment - 1.5%
A123 Systems, Inc. (d)	131,187	859,275
Active Power, Inc. (a)	60,574	67,843
Acuity Brands, Inc.	74,116	2,871,254
Advanced Battery Technologies, Inc. (a)(d)	107,991	375,809
Akeena Solar, Inc. (a)(d)	35,000	21,000
Allied Motion Technologies, Inc. (a)	3,555	14,860
American Superconductor Corp. (a)(d)	73,656	1,980,610
AMETEK, Inc.	183,301	7,880,110
AZZ, Inc.	22,023	879,599
Babcock & Wilcox Co. (a)	198,617	4,449,021
Baldor Electric Co.	74,041	2,597,358
Beacon Power Corp. (a)(d)	379,105	114,111
Belden, Inc.	81,360	1,781,784
Brady Corp. Class A	80,761	2,080,403
Broadwind Energy, Inc. (a)(d)	95,407	159,330
C&D Technologies, Inc. (a)(d)	41,016	23,379
Capstone Turbine Corp. (a)(d)	384,462	246,056
Coleman Cable, Inc. (a)(d)	9,142	48,635
Digital Power Corp. (a)	4,959	4,959
Encore Wire Corp.	36,137	660,946
Ener1, Inc. (a)(d)	109,750	347,908
Energy Focus, Inc. (a)	9,000	16,110
EnerSys (a)(d)	70,945	1,565,756
Franklin Electric Co., Inc.	33,705	1,067,437
FuelCell Energy, Inc. (a)(d)	235,131	265,698
Generac Holdings, Inc.	33,677	408,165
General Cable Corp. (a)(d)	89,683	1,995,447
Global Power Equipment Group, Inc. (a)	20,000	313,000
GrafTech International Ltd. (a)	215,655	3,032,109
Hoku Corp. (a)(d)	35,507	89,833
Hubbell, Inc. Class B	95,047	4,275,214
II-VI, Inc. (a)	44,561	1,532,453
LaBarge, Inc. (a)	20,481	214,231
Lime Energy Co. (a)(d)	31,271	103,194
LSI Industries, Inc.	44,151	227,378
MagneTek, Inc. (a)	24,905	26,150
Ocean Power Technologies, Inc. (a)(d)	24,836	124,180
Orion Energy Systems, Inc. (a)(d)	43,600	106,384
Plug Power, Inc. (a)	166,422	66,569
Polypore International, Inc. (a)(d)	43,240	1,168,345
Powell Industries, Inc. (a)	15,169	431,710
PowerSecure International, Inc. (a)(d)	33,668	278,771

	Shares	Value
Preformed Line Products Co.	7,217	$ 236,790
Regal-Beloit Corp.	64,712	3,579,868
Satcon Technology Corp. (a)	132,275	411,375
SL Industries, Inc. (a)	868	10,893
Technology Research Corp.	3,139	12,462
Thomas & Betts Corp. (a)	90,625	3,348,594
Ultralife Corp. (a)(d)	40,740	167,034
Universal Security Instruments, Inc. (a)	4,000	23,600
UQM Technologies, Inc. (a)(d)	78,497	161,704
Valence Technology, Inc. (a)(d)	141,804	112,025
Vicor Corp. (d)	36,477	492,804
Woodward Governor Co.	101,031	2,638,930
		55,968,463
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	105,521	2,959,864
Otter Tail Corp.	58,660	1,086,970
Raven Industries, Inc.	29,012	977,995
Seaboard Corp.	639	1,028,790
Standex International Corp.	24,169	568,697
Tredegar Corp.	46,889	769,917
United Capital Corp. (a)	2,068	44,255
		7,436,488
Machinery - 3.7%
3D Systems Corp. (a)(d)	34,500	434,355
Actuant Corp. Class A (d)	115,296	2,285,167
Adept Technology, Inc. (a)	1,291	6,584
AGCO Corp. (a)(d)	159,761	5,280,101
Alamo Group, Inc.	18,436	359,502
Albany International Corp. Class A	48,973	869,271
Altra Holdings, Inc. (a)	49,144	632,483
American Railcar Industries, Inc. (a)	20,486	236,613
Ampco-Pittsburgh Corp.	16,311	350,360
ArvinMeritor, Inc. (a)(d)	147,258	1,924,662
Astec Industries, Inc. (a)(d)	31,024	797,317
Badger Meter, Inc.	26,441	986,249
Baldwin Technology Co., Inc. Class A (a)	3,555	4,444
Barnes Group, Inc.	75,454	1,147,655
Blount International, Inc. (a)	69,016	799,895
Briggs & Stratton Corp.	85,375	1,549,556
Bucyrus International, Inc. Class A	129,932	7,469,791
Cascade Corp.	16,059	501,362
Chart Industries, Inc. (a)	51,166	814,563
CIRCOR International, Inc.	29,857	831,517
CLARCOR, Inc.	87,643	2,948,311
Colfax Corp. (a)	46,092	575,689
Columbus McKinnon Corp. (NY Shares) (a)	35,358	452,582
Commercial Vehicle Group, Inc. (a)	46,557	422,738
Crane Co.	87,239	2,957,402
Donaldson Co., Inc.	121,878	5,106,688
Douglas Dynamics, Inc.	21,821	247,887
Dynamic Materials Corp.	24,031	328,744
Eastern Co.	8,134	138,197
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (a)(d)	55,579	$ 176,463
EnPro Industries, Inc. (a)(d)	35,242	962,459
ESCO Technologies, Inc.	45,169	1,407,014
Federal Signal Corp.	86,394	455,296
Flow International Corp. (a)	87,514	189,905
Force Protection, Inc. (a)	123,904	480,128
FreightCar America, Inc.	24,635	573,749
Gardner Denver, Inc.	89,300	4,263,182
Gorman-Rupp Co.	25,393	652,600
Graco, Inc.	102,702	2,866,413
Graham Corp.	20,873	295,770
Greenbrier Companies, Inc. (a)(d)	35,893	418,871
Hardinge, Inc.	25,807	211,617
Harsco Corp.	137,874	2,749,208
Hurco Companies, Inc. (a)	13,162	205,722
IDEX Corp.	137,771	4,104,198
John Bean Technologies Corp.	48,187	716,541
Joy Global, Inc.	176,103	9,992,084
Kadant, Inc. (a)	23,543	401,173
Kaydon Corp.	57,231	1,854,857
Kennametal, Inc.	137,854	3,473,921
Key Technology, Inc. (a)	11,387	138,238
L.B. Foster Co. Class A (a)	20,015	512,784
Lincoln Electric Holdings, Inc.	74,456	3,690,784
Lindsay Corp. (d)	22,689	836,543
Lydall, Inc. (a)	33,795	232,848
Manitowoc Co., Inc. (d)	228,288	2,091,118
Met-Pro Corp.	36,943	348,742
MFRI, Inc. (a)	13,428	88,893
Middleby Corp. (a)(d)	31,742	1,745,493
Miller Industries, Inc.	22,980	283,573
Mueller Industries, Inc.	64,405	1,518,670
Mueller Water Products, Inc. Class A	272,301	645,353
NACCO Industries, Inc. Class A	9,601	744,462
Navistar International Corp. (a)	91,492	3,831,685
NN, Inc. (a)	22,311	165,101
Nordson Corp.	52,912	3,395,363
Omega Flex, Inc. (d)	4,300	54,137
Oshkosh Co. (a)	155,333	3,864,685
Pentair, Inc.	167,903	5,053,880
PMFG, Inc. (a)(d)	25,803	415,686
Portec Rail Products, Inc.	21,984	251,937
RBC Bearings, Inc. (a)	38,207	1,119,083
Robbins & Myers, Inc.	47,018	1,112,446
Sauer-Danfoss, Inc. (a)	24,546	399,118
SPX Corp.	86,087	4,826,037
Sun Hydraulics Corp.	23,832	531,454
Tecumseh Products Co. Class A (non-vtg.) (a)	34,121	399,557
Tennant Co.	29,063	907,928
Terex Corp. (a)	185,954	3,386,222

	Shares	Value
The L.S. Starrett Co. Class A	6,189	$ 55,453
Thermadyne Holdings Corp. (a)(d)	18,008	198,628
Timken Co.	132,954	4,348,925
Titan International, Inc. (d)	65,569	664,870
Toro Co.	58,783	2,933,272
TriMas Corp. (a)	24,808	319,775
Trinity Industries, Inc.	136,566	2,338,010
Twin Disc, Inc.	18,379	218,159
Valmont Industries, Inc.	36,422	2,441,367
Wabash National Corp. (a)(d)	92,790	568,803
WABCO Holdings, Inc. (a)	110,719	3,903,952
Wabtec Corp.	81,926	3,484,313
Watts Water Technologies, Inc. Class A	50,727	1,523,839
		142,502,042
Marine - 0.2%
Alexander & Baldwin, Inc.	72,184	2,442,707
American Commercial Lines, Inc. (a)(d)	18,682	524,404
Baltic Trading Ltd.	45,268	506,096
Eagle Bulk Shipping, Inc. (a)(d)	120,212	563,794
Genco Shipping & Trading Ltd. (a)(d)	46,948	706,098
Horizon Lines, Inc. Class A	60,904	243,007
International Shipholding Corp.	14,747	346,997
Kirby Corp. (a)(d)	92,977	3,424,343
Rand Logistics, Inc. (a)	2,487	12,186
		8,769,632
Professional Services - 1.0%
Administaff, Inc.	41,247	891,760
Advisory Board Co. (a)	26,901	1,090,567
Barrett Business Services, Inc.	12,908	170,773
CBIZ, Inc. (a)(d)	95,075	563,795
CDI Corp.	25,347	281,098
Competitive Technologies, Inc. (a)	3,836	3,721
Corporate Executive Board Co.	58,672	1,645,163
CoStar Group, Inc. (a)(d)	35,820	1,478,291
CRA International, Inc. (a)	21,805	346,700
Dolan Co. (a)(d)	52,569	482,058
Exponent, Inc. (a)	24,840	766,066
Franklin Covey Co. (a)(d)	30,881	188,374
FTI Consulting, Inc. (a)(d)	81,482	2,670,980
GP Strategies Corp. (a)	29,042	216,072
Heidrick & Struggles International, Inc.	30,634	532,113
Hill International, Inc. (a)	49,889	191,075
Hudson Highland Group, Inc. (a)	38,326	114,978
Huron Consulting Group, Inc. (a)	39,625	731,081
ICF International, Inc. (a)	23,774	501,394
IHS, Inc. Class A (a)(d)	81,850	5,057,512
Innovaro, Inc. (a)(d)	10,333	13,226
Kelly Services, Inc. Class A (non-vtg.) (a)	47,114	491,870
Kforce, Inc. (a)	65,014	687,198
Korn/Ferry International (a)	80,797	1,051,977
LECG Corp. (a)	30,977	40,270
Lightbridge Corp. (a)(d)	11,581	65,548
Manpower, Inc.	141,181	6,000,193
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
MISTRAS Group, Inc. (d)	30,458	$ 322,855
National Technical Systems, Inc.	1,200	8,520
Navigant Consulting, Inc. (a)	89,275	883,823
Odyssey Marine Exploration, Inc. (a)(d)	127,733	197,986
On Assignment, Inc. (a)	66,912	291,067
RCM Technologies, Inc. (a)	14,333	70,662
Resources Connection, Inc.	82,585	915,868
School Specialty, Inc. (a)	31,621	412,022
SFN Group, Inc. (a)	88,034	478,905
Spherix, Inc. (a)	5,297	8,687
Towers Watson & Co.	72,893	3,272,896
TrueBlue, Inc. (a)	77,164	832,600
Verisk Analytics, Inc.	178,466	4,964,924
Volt Information Sciences, Inc. (a)	18,549	117,230
VSE Corp.	9,167	257,409
		39,309,307
Road & Rail - 1.0%
AMERCO (a)(d)	10,657	861,192
Arkansas Best Corp.	44,490	917,384
Avis Budget Group, Inc. (a)(d)	178,001	1,623,369
Celadon Group, Inc. (a)	45,832	536,693
Con-way, Inc.	91,584	2,400,417
Covenant Transport Group, Inc. Class A (a)	16,885	113,636
Dollar Thrifty Automotive Group, Inc. (a)	47,831	2,249,970
Frozen Food Express Industries, Inc. (a)	4,026	11,877
Genesee & Wyoming, Inc. Class A (a)	66,370	2,575,820
Heartland Express, Inc.	96,003	1,397,804
Hertz Global Holdings, Inc. (a)(d)	315,529	2,685,152
J.B. Hunt Transport Services, Inc.	163,186	5,342,710
Kansas City Southern (a)(d)	175,406	5,888,379
Knight Transportation, Inc.	99,604	1,876,539
Landstar System, Inc.	86,503	3,112,378
Marten Transport Ltd.	30,118	593,626
Old Dominion Freight Lines, Inc. (a)(d)	79,080	1,843,355
P.A.M. Transportation Services, Inc. (a)(d)	12,026	134,811
Patriot Transportation Holding, Inc. (a)	1,798	134,329
Quality Distribution, Inc. (a)(d)	9,689	45,248
RailAmerica, Inc.	40,911	408,292
Roadrunner Transportation Systems, Inc.	18,621	218,424
Saia, Inc. (a)	26,865	314,052
Universal Truckload Services, Inc. (a)	9,909	133,177
USA Truck, Inc. (a)	17,441	230,919
Werner Enterprises, Inc. (d)	89,221	1,779,067
YRC Worldwide, Inc. (a)(d)	1,723,973	430,993
		37,859,613
Trading Companies & Distributors - 0.6%
Aceto Corp.	59,574	335,997
Aircastle Ltd.	78,800	615,428
Applied Industrial Technologies, Inc.	66,628	1,785,630

	Shares	Value
Beacon Roofing Supply, Inc. (a)(d)	78,487	$ 1,093,324
BlueLinx Corp. (a)	17,244	58,630
CAI International, Inc. (a)	16,037	219,226
DXP Enterprises, Inc. (a)(d)	16,044	291,199
Essex Rental Corp. (a)(d)	20,996	94,692
GATX Corp.	69,612	1,900,408
H&E Equipment Services, Inc. (a)	47,602	324,170
Houston Wire & Cable Co.	36,511	330,059
Interline Brands, Inc. (a)(d)	55,451	896,088
Kaman Corp.	45,322	968,531
Lawson Products, Inc.	9,785	132,685
MSC Industrial Direct Co., Inc. Class A	75,815	3,379,075
RSC Holdings, Inc. (a)(d)	84,806	507,140
Rush Enterprises, Inc. Class A (a)	61,398	779,448
TAL International Group, Inc.	21,941	467,782
Textainer Group Holdings Ltd.	31,233	852,661
Titan Machinery, Inc. (a)(d)	29,685	443,494
United Rentals, Inc. (a)(d)	105,012	1,181,385
Watsco, Inc. (d)	48,017	2,465,673
WESCO International, Inc. (a)(d)	73,138	2,360,895
Willis Lease Finance Corp. (a)	12,371	123,091
		21,606,711
TOTAL INDUSTRIALS		521,606,419
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	62,481	2,099,362
ADC Telecommunications, Inc. (a)(d)	166,727	2,112,431
Adtran, Inc.	106,444	3,345,535
Alliance Fiber Optic Products, Inc.	6,070	52,141
Anaren, Inc. (a)	38,161	519,753
Arris Group, Inc. (a)	213,374	1,743,266
Aruba Networks, Inc. (a)(d)	111,979	2,057,054
Aviat Networks, Inc. (a)	109,506	431,454
Bel Fuse, Inc. Class B (non-vtg.)	18,625	345,121
BigBand Networks, Inc. (a)	90,571	244,542
Black Box Corp.	32,285	910,437
Blue Coat Systems, Inc. (a)(d)	74,748	1,407,505
Brocade Communications Systems, Inc. (a)	771,080	3,870,822
Calix Networks, Inc. (a)(d)	9,829	119,521
Ciena Corp. (a)(d)	161,498	2,013,880
Comarco, Inc. (a)	2,807	6,568
CommScope, Inc. (a)	161,154	3,021,638
Communications Systems, Inc.	3,190	34,803
Comtech Telecommunications Corp. (a)(d)	49,886	1,016,178
DG FastChannel, Inc. (a)(d)	42,952	680,360
Digi International, Inc. (a)	53,287	403,915
Ditech Networks, Inc. (a)	24,840	28,814
EchoStar Holding Corp. Class A (a)	74,161	1,383,844
EMCORE Corp. (a)(d)	123,629	101,994
EMS Technologies, Inc. (a)	31,444	456,567
Emulex Corp. (a)	138,219	1,318,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Endwave Corp. (a)	18,064	$ 42,812
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	449,620
F5 Networks, Inc. (a)(d)	135,966	11,887,507
Finisar Corp. (a)(d)	115,440	1,476,478
Globecomm Systems, Inc. (a)	45,031	306,661
Harmonic, Inc. (a)	162,450	943,835
Hughes Communications, Inc. (a)(d)	17,920	416,461
Infinera Corp. (a)(d)	165,389	1,395,883
InterDigital, Inc. (a)(d)	76,626	1,894,195
Ixia (a)	64,206	724,886
KVH Industries, Inc. (a)	27,456	342,376
Lantronix, Inc. (a)	2,994	11,437
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	0
Loral Space & Communications Ltd. (a)	20,647	1,105,440
Meru Networks, Inc. (a)(d)	8,130	104,064
NETGEAR, Inc. (a)(d)	60,749	1,283,019
Network Engines, Inc. (a)	69,582	92,544
Network Equipment Technologies, Inc. (a)(d)	47,845	129,660
NumereX Corp. Class A (a)	4,959	27,275
Occam Networks, Inc. (a)(d)	26,051	121,137
Oclaro, Inc. (a)	82,889	848,783
Oplink Communications, Inc. (a)	38,506	605,314
Opnext, Inc. (a)	81,069	111,875
Optelecom Nkf, Inc. (a)	1,053	1,506
Optical Cable Corp. (a)	1,228	2,738
ORBCOMM, Inc. (a)	46,095	84,815
Parkervision, Inc. (a)(d)	51,329	40,037
PC-Tel, Inc. (a)	41,380	237,521
Performance Technologies, Inc. (a)	4,304	9,340
Plantronics, Inc.	84,876	2,317,964
Polycom, Inc. (a)	143,687	4,092,206
Powerwave Technologies, Inc. (a)(d)	246,794	419,550
Procera Networks, Inc. (a)	119,389	63,276
Relm Wireless Corp. (a)	20,572	37,647
Riverbed Technology, Inc. (a)(d)	97,281	3,731,699
SeaChange International, Inc. (a)	59,997	464,377
ShoreTel, Inc. (a)	33,424	154,419
Sonus Networks, Inc. (a)	344,450	1,019,572
Sycamore Networks, Inc.	40,659	891,245
Symmetricom, Inc. (a)	84,462	429,067
Tekelec (a)(d)	113,381	1,242,656
Telular Corp. (a)	31,267	93,176
Tollgrade Communications, Inc. (a)	17,252	124,904
UTStarcom, Inc. (a)(d)	206,784	390,822
ViaSat, Inc. (a)	54,672	1,910,786
Westell Technologies, Inc. Class A (a)	123,763	247,526
WorldGate Communications, Inc. (a)(d)	33,108	13,243

	Shares	Value
Zhone Technologies, Inc. (a)	31,758	$ 37,157
Zoom Technologies, Inc. (a)(d)	8,588	30,831
		72,135,456
Computers & Peripherals - 0.8%
3PAR, Inc. (a)(d)	56,976	1,830,069
ActivIdentity Corp. (a)(d)	96,650	182,669
Avid Technology, Inc. (a)(d)	55,155	611,117
Compellent Technologies, Inc. (a)(d)	42,271	645,478
Concurrent Computer Corp. (a)	7,911	40,979
CopyTele, Inc. (a)(d)	32,984	7,421
Cray, Inc. (a)	69,657	375,451
Datalink Corp. (a)	2,058	6,874
Dataram Corp. (a)	23,649	38,784
Diebold, Inc.	114,246	2,963,541
Dot Hill Systems Corp. (a)	44,975	48,573
Electronics for Imaging, Inc. (a)	87,330	929,628
Hauppauge Digital, Inc. (a)(d)	23,382	65,937
Hutchinson Technology, Inc. (a)(d)	50,049	143,641
Hypercom Corp. (a)(d)	97,186	304,192
iGO, Inc. (a)	38,009	60,054
Imation Corp. (a)	61,826	529,231
Immersion Corp. (a)	55,524	256,521
Intermec, Inc. (a)	86,259	906,582
Interphase Corp. (a)	2,203	3,657
Intevac, Inc. (a)	36,103	340,090
Isilon Systems, Inc. (a)	51,704	1,031,495
KEY Tronic Corp. (a)	21,607	113,221
LaserCard Corp. (a)	22,484	77,795
NCR Corp. (a)	272,846	3,506,071
Netezza Corp. (a)	87,268	1,698,235
Novatel Wireless, Inc. (a)(d)	65,953	383,187
Overland Storage, Inc. (a)	2,016	3,105
Presstek, Inc. (a)	42,003	73,505
Qualstar Corp.	2,735	4,376
Quantum Corp. (a)(d)	332,805	479,239
Rimage Corp. (a)	17,322	265,027
Seagate Technology (a)	846,402	8,574,052
Silicon Graphics International Corp. (a)(d)	50,780	301,379
STEC, Inc. (a)(d)	60,611	676,419
Stratasys, Inc. (a)(d)	37,340	847,991
Super Micro Computer, Inc. (a)(d)	44,834	405,075
Synaptics, Inc. (a)(d)	57,869	1,528,899
Transact Technologies, Inc. (a)	18,832	145,195
ViewCast.com, Inc. (a)	10,386	2,804
		30,407,559
Electronic Equipment & Components - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	64,237	964,840
Advanced Photonix, Inc. Class A (a)	11,134	6,235
Agilysys, Inc. (d)	29,348	127,370
Anixter International, Inc. (a)	50,626	2,322,721
Arrow Electronics, Inc. (a)	209,134	4,784,986
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	262,756	$ 6,017,112
AVX Corp.	86,478	1,074,922
Axcess, Inc. (a)	6,529	1,520
Benchmark Electronics, Inc. (a)	111,527	1,564,724
Brightpoint, Inc. (a)	133,438	795,290
CalAmp Corp. (a)	49,629	127,547
Checkpoint Systems, Inc. (a)	67,121	1,230,999
Clearfield, Inc. (a)	5,604	14,851
Cogent, Inc. (a)	81,669	898,359
Cognex Corp.	64,029	1,248,566
Coherent, Inc. (a)	41,950	1,558,443
Comverge, Inc. (a)(d)	45,117	299,126
Conolog Corp. (a)(d)	14,718	7,801
CPI International, Inc. (a)	14,489	204,440
CTS Corp.	57,634	463,377
Daktronics, Inc.	68,366	629,651
DDi Corp.	34,048	266,255
Digital Ally, Inc. (a)	16,594	28,874
Dolby Laboratories, Inc. Class A (a)(d)	90,553	5,018,447
DTS, Inc. (a)(d)	30,293	1,061,770
Echelon Corp. (a)(d)	58,916	445,700
Electro Rent Corp.	34,950	413,459
Electro Scientific Industries, Inc. (a)	46,028	499,404
eMagin Corp. (a)	4,643	13,790
Fabrinet (a)	16,862	205,885
FARO Technologies, Inc. (a)	29,999	550,182
Frequency Electronics, Inc. (a)	1,170	5,862
Gerber Scientific, Inc. (a)	45,664	252,522
Giga-Tronics, Inc. (a)	4,585	10,133
GTSI Corp. (a)	3,743	18,865
I. D. Systems Inc. (a)	11,645	23,290
ICx Technologies, Inc. (a)(d)	27,883	213,305
Identive Group, Inc. (a)	4,117	6,217
IEC Electronics Corp. (a)	18,101	87,790
Ingram Micro, Inc. Class A (a)	288,073	4,338,379
Insight Enterprises, Inc. (a)	77,815	1,022,489
Intelli-Check, Inc. (a)(d)	25,728	28,815
IPG Photonics Corp. (a)(d)	45,086	976,563
Iteris, Inc. (a)	52,448	67,658
Itron, Inc. (a)(d)	69,461	3,750,894
Keithley Instruments, Inc.	24,857	229,927
KEMET Corp. (a)	146,938	396,733
L-1 Identity Solutions, Inc. (a)(d)	146,679	1,318,644
LeCroy Corp. (a)	22,102	118,909
LightPath Technologies, Inc. Class A (a)	1,150	3,347
Littelfuse, Inc. (a)	38,180	1,421,823
LoJack Corp. (a)	21,520	71,446
LRAD Corp. (a)(d)	9,685	8,523
Mace Security International, Inc. (a)	8,918	4,458
Maxwell Technologies, Inc. (a)(d)	41,509	467,391
Measurement Specialties, Inc. (a)	26,169	387,825

	Shares	Value
Mercury Computer Systems, Inc. (a)	40,538	$ 448,756
Mesa Laboratories, Inc.	4,207	93,774
Methode Electronics, Inc. Class A	70,072	625,743
Micronetics, Inc. (a)	3,743	17,143
Microvision, Inc. (a)(d)	178,041	462,907
MTS Systems Corp.	31,048	827,429
Multi-Fineline Electronix, Inc. (a)	19,996	416,717
Napco Security Technolgies, Inc. (a)	17,472	34,944
National Instruments Corp.	104,551	3,014,205
NetList, Inc. (a)(d)	44,642	112,051
Newport Corp. (a)	62,043	587,547
NU Horizons Electronics Corp. (a)	20,763	66,649
OSI Systems, Inc. (a)(d)	30,909	914,288
Par Technology Corp. (a)	7,999	38,635
Park Electrochemical Corp.	30,853	737,387
PC Connection, Inc. (a)	17,053	111,015
PC Mall, Inc. (a)	13,181	55,360
Perceptron, Inc. (a)	2,600	11,544
Planar Systems, Inc. (a)	18,106	40,557
Plexus Corp. (a)	67,453	1,552,768
Power-One, Inc. (a)(d)	142,864	1,454,356
RadiSys Corp. (a)	47,827	433,313
RAE Systems, Inc. (a)	46,052	41,009
Research Frontiers, Inc. (a)(d)	25,194	101,028
RF Industries Ltd. (a)	2,339	12,046
RF Monolithics, Inc. (a)	3,462	3,981
Richardson Electronics Ltd.	33,307	293,102
Rofin-Sinar Technologies, Inc. (a)	57,632	1,175,693
Rogers Corp. (a)	27,986	750,025
Sanmina-SCI Corp. (a)	137,565	1,242,212
ScanSource, Inc. (a)	47,563	1,187,172
Sigmatron International, Inc. (a)	762	4,382
SMART Modular Technologies (WWH), Inc. (a)	69,141	324,271
Spectrum Control, Inc. (a)	25,326	299,100
Superconductor Technologies, Inc. (a)(d)	12,244	19,468
SYNNEX Corp. (a)(d)	43,122	994,393
Tech Data Corp. (a)(d)	89,948	3,256,118
Technitrol, Inc. (d)	64,084	237,752
Tessco Technologies, Inc.	11,035	116,199
Trimble Navigation Ltd. (a)(d)	206,869	5,819,225
TTM Technologies, Inc. (a)	94,056	776,903
Universal Display Corp. (a)(d)	61,716	1,216,422
Viasystems Group, Inc. (a)(d)	8,420	120,153
Vicon Industries, Inc. (a)	18,575	70,585
Vishay Intertechnology, Inc. (a)	290,931	2,237,259
Vishay Precision Group, Inc. (a)	25,449	368,756
Wireless Ronin Technologies, Inc. (a)	6,055	7,569
X-Rite, Inc. (a)(d)	48,125	158,331
Zygo Corp. (a)	33,130	266,365
		81,235,061
Internet Software & Services - 1.4%
Ancestry.com, Inc.	32,764	630,707
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Answers Corp. (a)	10,755	$ 53,775
AOL, Inc. (a)	184,682	4,103,634
Archipelago Learning, Inc.	17,235	180,106
Art Technology Group, Inc. (a)	257,314	898,026
Autobytel, Inc. (a)	88,801	75,445
comScore, Inc. (a)	39,435	717,323
Constant Contact, Inc. (a)(d)	46,564	825,114
DealerTrack Holdings, Inc. (a)(d)	65,220	961,669
Dice Holdings, Inc. (a)	37,923	238,915
Digital River, Inc. (a)	66,210	1,745,958
DivX, Inc. (a)	57,303	440,947
EarthLink, Inc.	181,732	1,555,626
EasyLink Services International Corp. (a)	52,492	125,456
EDGAR Online, Inc. (a)	11,846	10,567
Equinix, Inc. (a)(d)	78,826	7,189,719
GSI Commerce, Inc. (a)(d)	98,131	2,234,443
IAC/InterActiveCorp (a)	142,276	3,527,022
iMergent, Inc.	8,356	30,917
InfoSpace, Inc. (a)(d)	66,693	467,518
Innodata Isogen, Inc. (a)	57,252	154,008
InsWeb Corp. (a)	283	1,387
Internap Network Services Corp. (a)	94,432	388,588
Internet America, Inc. (a)	6,082	1,216
Internet Brands, Inc. Class A (a)	52,852	547,018
Internet Capital Group, Inc. (a)	66,930	563,216
iPass, Inc.	91,360	98,669
j2 Global Communications, Inc. (a)(d)	76,129	1,642,103
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	30,182	303,631
KIT Digital, Inc. (a)(d)	40,488	347,792
Limelight Networks, Inc. (a)	70,241	278,154
Liquidity Services, Inc. (a)	27,445	353,217
LivePerson, Inc. (a)	93,899	671,378
Local.com Corp. (a)	27,285	92,496
LogMeIn, Inc. (a)(d)	26,701	874,992
LoopNet, Inc. (a)	57,766	608,854
Marchex, Inc. Class B	49,302	197,701
Market Leader, Inc. (a)	9,851	20,490
ModusLink Global Solutions, Inc. (a)	81,733	474,869
Move, Inc. (a)	274,692	516,421
NaviSite, Inc. (a)	43,278	128,968
NIC, Inc.	96,059	695,467
Onstream Media Corp. (a)	183	207
Onvia.com, Inc. (a)	1,133	3,433
OpenTable, Inc. (a)(d)	26,826	1,429,826
Openwave Systems, Inc. (a)	173,617	281,260
Perficient, Inc. (a)	54,081	469,423
QuinStreet, Inc. (d)	17,657	189,460
Rackspace Hosting, Inc. (a)(d)	179,763	3,539,533
RealNetworks, Inc. (a)	161,567	436,231
Reis, Inc. (a)	2,805	18,373

	Shares	Value
Saba Software, Inc. (a)(d)	46,229	$ 241,315
Salary.com, Inc. (a)(d)	11,000	31,240
SAVVIS, Inc. (a)	69,821	1,222,566
Selectica, Inc. (a)	701	3,568
Stamps.com, Inc. (a)	24,970	285,657
Support.com, Inc. (a)	89,073	338,477
TechTarget, Inc. (a)	22,214	98,630
Terremark Worldwide, Inc. (a)(d)	71,179	596,480
The Knot, Inc. (a)	56,086	395,967
TheStreet.com, Inc.	58,323	163,304
Travelzoo, Inc. (a)(d)	9,969	182,034
United Online, Inc.	145,864	719,110
ValueClick, Inc. (a)(d)	140,872	1,535,505
Vocus, Inc. (a)	32,978	488,734
Web.com, Inc. (a)	49,206	215,030
WebMD Health Corp. (a)	83,044	4,230,261
WebMediaBrands, Inc. (a)	31,939	20,760
Zix Corp. (a)(d)	102,102	272,612
		52,382,518
IT Services - 2.0%
Acorn Energy, Inc. (a)	33,213	146,137
Acxiom Corp. (a)	137,687	1,706,630
Alliance Data Systems Corp. (a)(d)	92,337	5,188,416
Analysts International Corp. (a)	1,936	4,472
Broadridge Financial Solutions, Inc.	218,883	4,673,152
CACI International, Inc. Class A (a)	52,252	2,132,404
Cass Information Systems, Inc.	14,016	459,725
Ciber, Inc. (a)	112,071	307,075
Computer Task Group, Inc. (a)	22,774	143,021
Convergys Corp. (a)(d)	186,567	1,889,924
CoreLogic, Inc. (a)	168,074	2,902,638
CSG Systems International, Inc. (a)	60,775	1,112,183
CSP, Inc. (a)	3,555	14,647
Diamond Management & Technology Consultants, Inc.	47,233	589,940
DST Systems, Inc.	66,260	2,699,432
Dynamics Research Corp. (a)	12,988	127,672
Echo Global Logistics, Inc. (d)	26,800	336,608
Edgewater Technology, Inc. (a)	4,972	13,772
eLoyalty Corp. (a)	7,980	48,678
EnergyConnect Group, Inc. (a)	20,770	3,323
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	82,405	1,160,262
ExlService Holdings, Inc. (a)	25,623	425,598
Forrester Research, Inc. (a)	25,985	797,480
Gartner, Inc. Class A (a)	112,033	3,213,106
Genpact Ltd. (a)	179,449	2,510,492
Global Cash Access Holdings, Inc. (a)(d)	60,585	219,318
Global Payments, Inc.	140,600	5,290,778
Hackett Group, Inc. (a)	72,487	287,049
Heartland Payment Systems, Inc.	67,152	950,201
Hewitt Associates, Inc. Class A (a)	162,677	7,852,419
iGate Corp.	44,328	695,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
InfoLogix, Inc. (a)(d)	6,544	$ 27,158
Information Services Group, Inc. (a)	46,725	70,088
Integral Systems, Inc. (a)(d)	46,815	316,469
INX, Inc. (a)	7,038	34,838
Lender Processing Services, Inc.	163,095	4,783,576
Lionbridge Technologies, Inc. (a)	106,007	472,791
ManTech International Corp. Class A (a)	37,485	1,326,594
Mastech Holdings, Inc. (a)	2,512	7,963
Maximus, Inc.	30,432	1,634,503
MoneyGram International, Inc. (a)(d)	157,501	318,152
NCI, Inc. Class A (a)	15,408	295,063
NeuStar, Inc. Class A (a)	129,312	2,862,968
Newtek Business Services, Inc.	5,503	6,494
Online Resources Corp. (a)	38,230	151,009
PFSweb, Inc. (a)(d)	42,508	110,521
PRG-Schultz International, Inc. (a)	30,843	160,384
Rainmaker Systems, Inc. (a)	15,480	15,480
RightNow Technologies, Inc. (a)	39,725	664,202
Sapient Corp. (d)	158,139	1,649,390
SPS Commerce, Inc. (a)	3,447	35,125
SRA International, Inc. Class A (a)	70,537	1,357,837
StarTek, Inc. (a)	22,269	98,652
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	38,976	1,500,381
TechTeam Global, Inc. (a)	9,622	55,904
Teletech Holdings, Inc. (a)	54,258	687,991
The Management Network Group, Inc. (a)	2,929	7,850
Tier Technologies, Inc. Class B (a)	14,750	71,538
TNS, Inc. (a)	44,953	675,194
TSR, Inc. (a)	4,079	8,688
Unisys Corp. (a)	65,512	1,464,848
VeriFone Holdings, Inc. (a)(d)	129,015	3,119,583
Virtusa Corp. (a)	28,327	249,844
WidePoint Corp. (a)	5,600	4,256
Wilhelmina International, Inc. (a)	5,500	688
WPCS International, Inc. (a)	8,000	25,440
Wright Express Corp. (a)	65,489	2,102,852
Zanett, Inc. (a)(d)	19,063	30,882
		74,307,254
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	100,514	2,876,711
Semiconductors & Semiconductor Equipment - 3.6%
Actel Corp. (a)	58,521	836,850
Advanced Analogic Technologies, Inc. (a)	90,062	291,801
Advanced Energy Industries, Inc. (a)(d)	61,816	872,224
AEHR Test Systems (a)	9,000	10,440
Aetrium, Inc. (a)	100	288
Amkor Technology, Inc. (a)(d)	199,381	1,010,862
Amtech Systems, Inc. (a)	18,709	254,817
ANADIGICS, Inc. (a)	115,129	462,243

	Shares	Value
Applied Micro Circuits Corp. (a)	116,587	$ 1,256,808
Atheros Communications, Inc. (a)	117,783	2,904,529
Atmel Corp. (a)	691,698	4,011,848
ATMI, Inc. (a)	55,716	711,772
AuthenTec, Inc. (a)	53,075	88,105
Axcelis Technologies, Inc. (a)	209,208	284,523
AXT, Inc. (a)	87,337	473,367
Brooks Automation, Inc. (a)	100,207	679,403
BTU International, Inc. (a)	5,333	28,852
Cabot Microelectronics Corp. (a)(d)	41,421	1,239,731
Cavium Networks, Inc. (a)(d)	76,957	1,857,742
Ceva, Inc. (a)	42,494	514,177
Cirrus Logic, Inc. (a)(d)	103,442	1,564,043
Cohu, Inc.	47,363	543,727
Conexant Systems, Inc. (a)(d)	135,991	202,627
Cree, Inc. (a)(d)	168,870	9,041,300
CyberOptics Corp. (a)	1,958	18,053
Cymer, Inc. (a)(d)	53,192	1,565,441
Cypress Semiconductor Corp. (a)	282,672	2,992,083
DayStar Technologies, Inc. (a)(d)	6,144	8,540
Diodes, Inc. (a)(d)	56,987	840,558
DSP Group, Inc. (a)	46,628	313,806
Energy Conversion Devices, Inc. (a)(d)	91,135	411,019
Entegris, Inc. (a)(d)	216,741	834,453
Entropic Communications, Inc. (a)	99,375	756,244
Evergreen Solar, Inc. (a)(d)	338,783	226,985
Exar Corp. (a)(d)	71,482	388,862
Fairchild Semiconductor International, Inc. (a)	215,091	1,662,653
FEI Co. (a)	68,668	1,144,009
FormFactor, Inc. (a)(d)	84,799	595,289
FSI International, Inc. (a)	60,595	164,212
GSI Technology, Inc. (a)	35,000	203,000
GT Solar International, Inc. (a)	111,245	859,924
Hittite Microwave Corp. (a)	32,953	1,402,150
Ikanos Communications, Inc. (a)	115,443	99,396
Integrated Device Technology, Inc. (a)	281,858	1,443,113
Integrated Silicon Solution, Inc. (a)	51,768	343,222
International Rectifier Corp. (a)(d)	122,886	2,254,958
Intersil Corp. Class A	210,500	2,103,947
Intest Corp. (a)	20,871	52,804
IXYS Corp. (a)	55,002	520,319
Kopin Corp. (a)	117,123	329,701
Kulicke & Soffa Industries, Inc. (a)(d)	115,910	665,323
Lam Research Corp. (a)	217,917	7,868,983
Lattice Semiconductor Corp. (a)	192,710	799,747
Logic Devices, Inc. (a)	8,982	6,108
LTX-Credence Corp. (a)	244,769	528,701
Marvell Technology Group Ltd. (a)	868,636	13,846,058
Mattson Technology, Inc. (a)	91,246	189,792
Maxim Integrated Products, Inc.	517,724	8,216,280
MaxLinear, Inc. Class A (a)	14,076	160,466
MEMSIC, Inc. (a)	6,429	14,980
Micrel, Inc. (d)	71,587	633,187
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)	140,888	$ 1,972,432
Microtune, Inc. (a)	92,467	210,825
Mindspeed Technologies, Inc. (a)	52,716	337,382
MIPS Technologies, Inc. (a)	85,189	561,396
MKS Instruments, Inc. (a)	76,796	1,325,499
Monolithic Power Systems, Inc. (a)(d)	61,834	1,014,696
MoSys, Inc. (a)(d)	60,959	260,905
Nanometrics, Inc. (a)(d)	31,594	418,621
Netlogic Microsystems, Inc. (a)(d)	98,460	2,377,809
NVE Corp. (a)(d)	10,084	387,226
Omnivision Technologies, Inc. (a)	87,280	1,789,240
ON Semiconductor Corp. (a)(d)	733,086	4,530,471
PDF Solutions, Inc. (a)	31,972	110,623
Pericom Semiconductor Corp. (a)	49,342	416,940
Photronics, Inc. (a)(d)	98,978	425,605
Pixelworks, Inc. (a)	26,884	70,705
PLX Technology, Inc. (a)	60,659	203,208
PMC-Sierra, Inc. (a)	386,359	2,673,604
Power Integrations, Inc.	49,769	1,363,173
QuickLogic Corp. (a)(d)	68,761	213,847
Rambus, Inc. (a)(d)	198,267	3,535,101
Ramtron International Corp. (a)	18,191	62,395
RF Micro Devices, Inc. (a)	408,256	1,992,289
Rubicon Technology, Inc. (a)(d)	27,365	670,716
Rudolph Technologies, Inc. (a)	54,916	434,111
Semtech Corp. (a)	105,728	1,754,556
Sigma Designs, Inc. (a)(d)	53,825	511,338
Silicon Image, Inc. (a)	164,044	593,839
Silicon Laboratories, Inc. (a)(d)	77,592	2,959,359
Skyworks Solutions, Inc. (a)(d)	303,027	5,412,062
Spansion, Inc. Class A (a)(d)	32,407	477,355
Spire Corp. (a)	200	802
Standard Microsystems Corp. (a)	40,489	733,661
SunPower Corp. Class A (a)(d)	170,301	1,840,954
Supertex, Inc. (a)(d)	20,513	451,491
Tegal Corp. (a)	888	328
Tessera Technologies, Inc. (a)	86,707	1,317,946
TranSwitch Corp. (a)	26,715	77,474
Trident Microsystems, Inc. (a)	148,818	226,203
TriQuint Semiconductor, Inc. (a)	266,552	1,852,536
Ultra Clean Holdings, Inc. (a)	40,085	339,520
Ultratech, Inc. (a)	41,510	689,481
Varian Semiconductor Equipment Associates, Inc. (a)	126,436	3,138,142
Veeco Instruments, Inc. (a)(d)	70,108	2,329,689
Virage Logic Corp. (a)	33,704	404,448
Volterra Semiconductor Corp. (a)(d)	50,440	1,011,322
Zoran Corp. (a)	89,282	721,399
		137,809,169
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	61,531	1,168,474

	Shares	Value
Activision Blizzard, Inc.	966,278	$ 10,329,512
Actuate Corp. (a)	86,864	346,587
Advent Software, Inc. (a)(d)	25,798	1,281,387
American Software, Inc. Class A	40,573	207,328
ANSYS, Inc. (a)(d)	156,698	6,076,748
Applied Visual Sciences, Inc. (a)	560	171
ArcSight, Inc. (a)	56,679	2,176,474
Ariba, Inc. (a)(d)	159,155	2,462,128
Aspen Technology, Inc. (a)	110,758	1,061,062
Authentidate Holding Corp. (a)	26,832	18,246
Avatech Solutions, Inc. (a)	735	478
Bitstream, Inc. Class A (a)	3,682	22,828
Blackbaud, Inc.	75,512	1,572,160
Blackboard, Inc. (a)(d)	59,067	1,954,527
Bottomline Technologies, Inc. (a)	54,397	762,102
BSQUARE Corp. (a)	2,830	8,292
Cadence Design Systems, Inc. (a)	463,046	3,148,713
Callidus Software, Inc. (a)	50,349	168,166
Cinedigm Digital Cinema Corp. (a)	30,643	44,739
Communication Intelligence Corp. (a)	7,900	514
CommVault Systems, Inc. (a)(d)	68,566	1,683,295
Concur Technologies, Inc. (a)(d)	73,088	3,418,326
Convio, Inc. (a)	6,105	50,610
Datawatch Corp. (a)	3,120	8,330
Deltek, Inc. (a)	63,814	456,270
DemandTec, Inc. (a)(d)	39,036	291,209
Digimarc Corp. (a)	8,241	162,842
ebix.com, Inc. (a)(d)	56,535	1,053,812
Epicor Software Corp. (a)	86,301	585,984
EPIQ Systems, Inc.	60,572	754,121
ePlus, Inc. (a)	1,416	25,573
Evolving Systems, Inc.	10,466	70,122
FactSet Research Systems, Inc.	73,400	5,398,570
Fair Isaac Corp.	81,281	1,819,882
FalconStor Software, Inc. (a)	67,338	211,441
Fonix Corp. (a)	1	0
Fortinet, Inc. (d)	77,687	1,584,038
Geeknet, Inc. (a)	41,920	61,622
Glu Mobile, Inc. (a)(d)	12,704	14,356
GSE Systems, Inc. (a)	33,148	119,664
Guidance Software, Inc. (a)	16,690	82,449
Informatica Corp. (a)(d)	155,213	4,991,650
Interactive Intelligence, Inc. (a)	26,813	399,782
Jack Henry & Associates, Inc.	144,231	3,395,198
JDA Software Group, Inc. (a)	76,371	1,754,242
Kenexa Corp. (a)	38,034	423,699
Lawson Software, Inc. (a)	249,685	1,897,606
Magma Design Automation, Inc. (a)	92,625	290,843
Majesco Entertainment Co. (a)	66,866	40,120
Manhattan Associates, Inc. (a)	38,981	1,015,260
Mentor Graphics Corp. (a)	173,407	1,576,270
MICROS Systems, Inc. (a)(d)	138,162	5,263,972
MicroStrategy, Inc. Class A (a)	16,336	1,273,064
Monotype Imaging Holdings, Inc. (a)	43,310	320,277
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)	57,574	$ 911,396
NetSol Technologies, Inc. (a)	880	704
NetSuite, Inc. (a)(d)	52,242	992,598
Nuance Communications, Inc. (a)(d)	416,604	6,115,747
Opnet Technologies, Inc.	23,885	376,189
Parametric Technology Corp. (a)	200,226	3,413,853
Peerless Systems Corp. (a)	6,456	20,659
Pegasystems, Inc.	27,274	597,301
Pervasive Software, Inc. (a)	10,000	48,100
Phoenix Technologies Ltd. (a)	58,528	237,038
Progress Software Corp. (a)	72,638	1,940,161
PROS Holdings, Inc. (a)	36,301	285,689
QAD, Inc.	28,833	114,179
QLIK Technologies, Inc.	23,000	428,490
Quest Software, Inc. (a)	106,864	2,290,096
Radiant Systems, Inc. (a)	50,063	896,628
RealD, Inc.	18,000	300,780
RealPage, Inc. (d)	20,000	335,400
Renaissance Learning, Inc.	12,701	101,608
Rosetta Stone, Inc. (a)(d)	21,467	366,227
Rovi Corp. (a)(d)	176,991	7,700,878
S1 Corp. (a)	109,504	533,284
Scientific Learning Corp. (a)	24,929	121,155
Smith Micro Software, Inc. (a)	55,283	422,915
SolarWinds, Inc. (a)	53,789	775,637
Solera Holdings, Inc.	120,927	4,798,383
Sonic Foundry, Inc. (a)(d)	1,071	10,710
Sonic Solutions, Inc. (a)(d)	47,997	386,376
Sourcefire, Inc. (a)	39,531	1,002,901
SRS Labs, Inc. (a)	23,248	208,535
SS&C Technologies Holdings, Inc. (a)	20,279	285,731
SuccessFactors, Inc. (a)(d)	98,050	2,068,855
Synchronoss Technologies, Inc. (a)	40,342	623,687
Synopsys, Inc. (a)(d)	258,628	5,919,995
Take-Two Interactive Software, Inc. (a)(d)	150,275	1,250,288
Taleo Corp. Class A (a)	72,704	1,863,404
TeleCommunication Systems, Inc. Class A (a)	74,047	228,065
TeleNav, Inc.	8,939	50,058
THQ, Inc. (a)(d)	120,121	426,430
TIBCO Software, Inc. (a)	288,491	4,180,235
TiVo, Inc. (a)(d)	192,945	1,516,548
Tyler Technologies, Inc. (a)(d)	63,114	1,092,503
Ultimate Software Group, Inc. (a)(d)	46,701	1,537,397
Unica Corp. (a)(d)	25,949	547,783
Vasco Data Security International, Inc. (a)	60,859	363,024
Veramark Technologies, Inc. (a)	1,700	1,020
Verint Systems, Inc. (a)	24,742	583,416
Versant Corp. (a)	12,238	137,066
VirnetX Holding Corp. (d)	58,113	424,806
VMware, Inc. Class A (a)	108,609	8,533,409

	Shares	Value
Wave Systems Corp. Class A (a)(d)	123,645	$ 257,182
Websense, Inc. (a)(d)	68,593	1,334,134
		142,263,788
TOTAL INFORMATION TECHNOLOGY		593,417,516
MATERIALS - 6.2%
Chemicals - 3.0%
A. Schulman, Inc.	52,493	953,798
ADA-ES, Inc. (a)(d)	8,032	39,357
Albemarle Corp.	157,623	6,319,106
Altair Nanotechnologies, Inc. (a)(d)	146,812	63,129
American Pacific Corp. (a)	6,762	31,646
American Vanguard Corp.	46,029	304,252
Ampal-American Israel Corp. Class A (a)	4,585	7,519
Arch Chemicals, Inc.	43,104	1,324,155
Ashland, Inc.	122,289	5,681,547
Balchem Corp. (d)	48,538	1,186,754
Cabot Corp.	87,050	2,474,832
Calgon Carbon Corp. (a)(d)	98,425	1,228,344
Celanese Corp. Class A	270,742	7,228,811
Chase Corp. (d)	11,674	148,260
Converted Organics, Inc. (a)(d)	92,992	39,745
Cytec Industries, Inc.	83,810	3,975,108
Ferro Corp. (a)	155,168	1,660,298
Flotek Industries, Inc. (a)(d)	40,256	58,371
Georgia Gulf Corp. (a)	3,426	44,538
H.B. Fuller Co.	85,045	1,615,005
Hawkins, Inc. (d)	16,188	493,248
Huntsman Corp.	331,115	3,016,458
Innophos Holdings, Inc.	29,913	872,562
Intrepid Potash, Inc. (a)(d)	74,716	1,677,374
KMG Chemicals, Inc.	13,179	175,149
Koppers Holdings, Inc.	35,528	710,560
Kraton Performance Polymers, Inc.	18,953	512,110
Kronos Worldwide, Inc. (a)	4,975	151,539
Landec Corp. (a)	55,755	306,653
LSB Industries, Inc. (a)	32,656	541,436
Lubrizol Corp.	117,729	10,985,293
Material Sciences Corp. (a)	8,000	31,280
Minerals Technologies, Inc.	32,748	1,755,293
Nalco Holding Co.	224,631	5,103,616
Nanophase Technologies Corp. (a)(d)	5,146	5,712
NewMarket Corp.	18,704	1,880,313
NL Industries, Inc.	9,181	69,959
Olin Corp.	118,782	2,127,386
OM Group, Inc. (a)	53,860	1,378,816
OMNOVA Solutions, Inc. (a)	79,479	484,822
Penford Corp. (a)	22,005	106,944
PolyOne Corp. (a)	148,032	1,443,312
Quaker Chemical Corp.	22,398	663,205
Rockwood Holdings, Inc. (a)	89,960	2,325,466
RPM International, Inc.	221,519	3,743,671
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Senomyx, Inc. (a)(d)	79,410	$ 323,993
Sensient Technologies Corp.	85,062	2,358,769
Solutia, Inc. (a)	211,008	2,857,048
Spartech Corp. (a)	55,344	494,222
Stepan Co.	14,724	816,446
STR Holdings, Inc. (d)	70,551	1,458,289
The Mosaic Co.	258,123	15,141,495
The Scotts Miracle-Gro Co. Class A	76,886	3,631,326
TPC Group, Inc. (a)(d)	28,056	487,613
Valhi, Inc. (d)	19,180	341,788
Valspar Corp.	159,279	4,797,483
W.R. Grace & Co. (a)	103,502	2,618,601
Westlake Chemical Corp.	34,372	890,922
Zagg, Inc. (a)	49,780	171,741
Zep, Inc.	37,180	643,586
Zoltek Companies, Inc. (a)(d)	60,096	511,417
		112,491,491
Construction Materials - 0.2%
Eagle Materials, Inc.	75,562	1,734,148
Headwaters, Inc. (a)	112,861	346,483
Martin Marietta Materials, Inc. (d)	78,321	5,733,097
Texas Industries, Inc. (d)	40,777	1,233,096
United States Lime & Minerals, Inc. (a)	5,589	213,835
		9,260,659
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	12,874	304,470
Aptargroup, Inc.	108,032	4,499,533
Boise, Inc. (a)	145,522	1,001,191
Crown Holdings, Inc. (a)	280,866	7,824,927
Graham Packaging Co., Inc.	30,805	344,400
Graphic Packaging Holding Co. (a)	137,473	419,293
Greif, Inc. Class A	59,016	3,355,060
MOD-PAC Corp. (sub. vtg.) (a)	1,684	7,410
Myers Industries, Inc.	55,020	350,477
Packaging Corp. of America	175,120	3,903,425
Rock-Tenn Co. Class A	66,694	3,213,317
Silgan Holdings, Inc.	88,108	2,633,548
Smurfit-Stone Container Enterprises, Inc. (a)	83,685	1,436,871
Sonoco Products Co.	170,177	5,352,067
Temple-Inland, Inc.	183,820	2,928,253
UFP Technologies, Inc. (a)	8,869	85,408
		37,659,650
Metals & Mining - 1.7%
A.M. Castle & Co. (a)	33,985	473,751
Allied Nevada Gold Corp. (a)(d)	134,367	3,150,906
Amcol International Corp.	45,464	1,187,520
Brush Engineered Materials, Inc. (a)	34,514	830,062
Capital Gold Corp. (a)(d)	107,281	348,663
Carpenter Technology Corp.	75,121	2,329,502

	Shares	Value
Century Aluminum Co. (a)	98,254	$ 982,540
Coeur d'Alene Mines Corp. (a)(d)	153,796	2,639,139
Commercial Metals Co.	192,885	2,513,292
Compass Minerals International, Inc.	56,534	4,056,315
Friedman Industries	7,344	43,770
General Moly, Inc. (a)(d)	104,810	315,478
Golden Minerals Co. (a)	7,631	57,843
Haynes International, Inc.	21,800	638,304
Hecla Mining Co. (a)(d)	428,442	2,450,688
Horsehead Holding Corp. (a)	74,825	592,614
Kaiser Aluminum Corp.	27,452	1,013,528
Metalline Mining Co. (a)	25,343	17,489
Metals USA Holdings Corp. (a)	20,183	236,545
Mines Management, Inc. (a)	11,916	20,138
Molycorp, Inc.	48,000	804,000
Noranda Aluminium Holding Corp. (a)	25,950	206,822
Olympic Steel, Inc.	18,477	407,233
Reliance Steel & Aluminum Co.	110,762	4,125,885
Rock of Ages Corp. Class A (a)	600	2,496
Royal Gold, Inc.	91,101	4,470,326
RTI International Metals, Inc. (a)	51,315	1,416,294
Schnitzer Steel Industries, Inc. Class A	37,936	1,678,289
Solitario Exploration & Royalty Corp. (a)	1,240	2,512
Southern Copper Corp.	365,720	11,059,373
Steel Dynamics, Inc.	372,149	5,098,441
Stillwater Mining Co. (a)(d)	80,382	1,101,233
Synalloy Corp.	8,627	84,372
Universal Stainless & Alloy Products, Inc. (a)	14,191	291,909
US Energy Corp. (a)	52,366	212,606
US Gold Corp. (a)(d)	160,838	831,532
Vista Gold Corp. (a)(d)	116,040	244,845
Walter Energy, Inc.	92,963	6,697,055
Worthington Industries, Inc.	109,892	1,562,664
		64,195,974
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc.	67,813	805,618
Clearwater Paper Corp. (a)	20,503	1,393,384
Deltic Timber Corp.	20,274	827,787
Domtar Corp.	72,571	4,355,711
Glatfelter	82,964	848,722
Kapstone Paper & Packaging Corp. (a)	72,156	821,857
Louisiana-Pacific Corp. (a)(d)	218,730	1,456,742
Neenah Paper, Inc.	29,564	435,182
Schweitzer-Mauduit International, Inc.	32,539	1,751,900
Verso Paper Corp. (a)(d)	21,473	45,952
Wausau-Mosinee Paper Corp. (a)	87,132	551,546
		13,294,401
TOTAL MATERIALS		236,902,175
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	135,270	$ 185,320
AboveNet, Inc. (a)(d)	38,259	1,974,930
Alaska Communication Systems Group, Inc. (d)	82,360	795,598
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	6,464	49,708
Atlantic Tele-Network, Inc.	17,285	737,205
Cbeyond, Inc. (a)(d)	45,502	543,749
Cincinnati Bell, Inc. (a)	331,099	778,083
Cogent Communications Group, Inc. (a)(d)	70,990	619,033
Consolidated Communications Holdings, Inc.	44,114	764,937
General Communications, Inc. Class A (a)	74,042	667,118
Global Crossing Ltd. (a)(d)	53,031	652,281
Globalstar, Inc. (a)(d)	162,333	243,500
HickoryTech Corp.	31,846	245,214
IDT Corp. Class B (a)(d)	33,035	479,008
inContact, Inc. (a)	23,751	52,252
Iridium Communications, Inc. (a)	69,745	604,689
Level 3 Communications, Inc. (a)(d)	2,875,683	2,961,953
Neutral Tandem, Inc. (a)(d)	57,571	650,552
PAETEC Holding Corp. (a)	216,005	885,621
Pervasip Corp. (a)	14,200	568
Premiere Global Services, Inc. (a)	109,608	543,656
SureWest Communications (a)(d)	34,972	215,078
Towerstream Corp. (a)	40,383	63,401
tw telecom, inc. (a)(d)	255,534	4,480,789
Vonage Holdings Corp. (a)(d)	221,575	478,602
Warwick Valley Telephone Co.	5,739	81,207
XETA Technologies, Inc. (a)	3,181	10,179
		19,764,231
Wireless Telecommunication Services - 1.3%
Clearwire Corp. Class A (a)(d)	222,323	1,425,090
Crown Castle International Corp. (a)	425,428	17,493,599
FiberTower Corp. (a)(d)	55,486	199,195
ICO Global Communications Holdings Ltd. Class A (a)	256,404	343,581
Leap Wireless International, Inc. (a)(d)	104,036	1,078,853
NII Holdings, Inc. (a)	284,622	10,317,548
NTELOS Holdings Corp.	50,082	810,327
SBA Communications Corp. Class A (a)(d)	200,916	7,192,793
Shenandoah Telecommunications Co. (d)	43,787	739,562
Syniverse Holdings, Inc. (a)	126,684	2,605,890
Telephone & Data Systems, Inc.	161,018	4,651,810
Terrestar Corp. (a)(d)	129,173	35,523

	Shares	Value
U.S. Cellular Corp. (a)	27,656	$ 1,159,340
USA Mobility, Inc.	48,931	702,649
		48,755,760
TOTAL TELECOMMUNICATION SERVICES		68,519,991
UTILITIES - 4.3%
Electric Utilities - 1.3%
Allete, Inc.	51,515	1,832,389
Central Vermont Public Service Corp.	30,326	601,365
Cleco Corp.	103,375	2,928,614
DPL, Inc.	201,737	5,107,981
El Paso Electric Co. (a)	81,779	1,876,828
Empire District Electric Co.	80,533	1,580,057
Great Plains Energy, Inc.	232,001	4,289,698
Hawaiian Electric Industries, Inc.	154,658	3,714,885
IDACORP, Inc.	80,423	2,819,630
ITC Holdings Corp.	86,029	4,986,241
Maine & Maritimes Corp.	1,444	64,041
MGE Energy, Inc.	44,570	1,663,352
NV Energy, Inc.	401,894	5,144,243
PNM Resources, Inc.	142,546	1,630,726
Portland General Electric Co.	131,228	2,621,935
UIL Holdings Corp.	52,522	1,391,308
Unisource Energy Corp.	62,985	2,048,902
Unitil Corp.	30,665	652,551
Westar Energy, Inc.	187,925	4,504,562
		49,459,308
Gas Utilities - 1.3%
AGL Resources, Inc.	130,989	4,807,296
Atmos Energy Corp.	157,125	4,446,638
Chesapeake Utilities Corp.	22,726	782,683
Delta Natural Gas Co., Inc.	2,782	80,678
Energen Corp.	126,329	5,391,722
Gas Natural, Inc.	1,690	17,661
Laclede Group, Inc.	41,677	1,387,844
National Fuel Gas Co. New Jersey	118,833	5,107,442
New Jersey Resources Corp.	69,938	2,602,393
Northwest Natural Gas Co.	46,300	2,103,872
Piedmont Natural Gas Co., Inc. (d)	115,055	3,138,700
Questar Corp.	302,329	4,921,916
South Jersey Industries, Inc.	50,916	2,392,543
Southwest Gas Corp.	78,525	2,469,611
UGI Corp.	187,110	5,164,236
WGL Holdings, Inc.	84,912	2,994,846
		47,810,081
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	13,037
Black Hills Corp.	66,694	2,029,498
Calpine Corp. (a)(d)	605,993	7,708,231
Dynegy, Inc. (a)	191,288	943,050
Mirant Corp. (a)	250,697	2,431,761
Ormat Technologies, Inc.	31,353	864,089
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Raser Technologies, Inc. (a)(d)	168,169	$ 55,496
RRI Energy, Inc. (a)	615,721	2,136,552
Synthesis Energy Systems, Inc. (a)	35,327	32,501
US Geothermal, Inc. (a)(d)	136,624	106,567
		16,320,782
Multi-Utilities - 0.9%
Alliant Energy Corp.	187,251	6,557,530
Avista Corp.	96,620	2,016,459
CH Energy Group, Inc.	30,473	1,284,132
MDU Resources Group, Inc.	299,331	5,630,416
NorthWestern Energy Corp.	62,058	1,745,071
NSTAR	181,738	6,911,496
OGE Energy Corp.	164,883	6,438,681
Vectren Corp.	137,393	3,371,624
		33,955,409
Water Utilities - 0.4%
American States Water Co.	36,157	1,205,113
American Water Works Co., Inc.	300,916	6,794,683
Aqua America, Inc. (d)	226,587	4,504,550
Artesian Resources Corp. Class A (d)	10,416	186,551
Cadiz, Inc. (a)(d)	29,110	320,210
California Water Service Group	35,517	1,236,347
Connecticut Water Service, Inc.	17,922	405,396
Middlesex Water Co.	46,243	758,848
Pennichuck Corp.	856	19,525
Pure Cycle Corp. (a)	23,077	69,462
SJW Corp.	29,113	672,801
Southwest Water Co.	45,450	499,041
York Water Co.	22,689	348,276
		17,020,803
TOTAL UTILITIES		164,566,383
TOTAL COMMON STOCKS (Cost $4,045,394,198)		3,750,639,225
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.41% 11/18/10 to 12/16/10 (e) (Cost $15,488,164)	$ 15,500,000	15,495,506
Money Market Funds - 23.2%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	29,231,054	$ 29,231,054
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	854,348,800	854,348,800
TOTAL MONEY MARKET FUNDS (Cost $883,579,854)		883,579,854
TOTAL INVESTMENT PORTFOLIO - 122.1% (Cost $4,944,462,216)	4,649,714,585
NET OTHER ASSETS (LIABILITIES) - (22.1)%	(841,714,846)
NET ASSETS - 100%	$ 3,807,999,739
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
314 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	$ 22,642,540	$ (307,358)
566 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	34,050,560	(929,579)
TOTAL EQUITY INDEX CONTRACTS		$ 56,693,100	$ (1,236,937)
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,098,324.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,167
Fidelity Securities Lending Cash Central Fund	3,232,530
Total	$ 3,286,697
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,277,139	$ 536,270,655	$ -	$ 6,484
Consumer Staples	137,253,183	137,253,183	-	-
Energy	244,767,729	244,767,729	-	-
Financials	808,346,350	808,330,092	16,236	22
Health Care	438,982,340	438,982,331	9	-
Industrials	521,606,419	521,606,419	-	-
Information Technology	593,417,516	593,417,516	-	-
Materials	236,902,175	236,902,175	-	-
Telecommunication Services	68,519,991	68,519,991	-	-
Utilities	164,566,383	164,566,383	-	-
U.S. Government and Government Agency Obligations	15,495,506	-	15,495,506	-
Money Market Funds	883,579,854	883,579,854	-	-
Total Investments in Securities:	$ 4,649,714,585	$ 4,634,196,328	$ 15,511,751	$ 6,506
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,236,937)	$ (1,236,937)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,403
Total Realized Gain (Loss)	(367,873)
Total Unrealized Gain (Loss)	354,931
Cost of Purchases	22
Proceeds of Sales	(3,520)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(457)
Ending Balance	$ 6,506
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (15,828)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ -	$ (1,236,937)
Total Value of Derivatives (a)	$ -	$ (1,236,937)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $823,678,025) - See accompanying schedule: Unaffiliated issuers (cost $4,060,882,362)	$ 3,766,134,731
Fidelity Central Funds (cost $883,579,854)	883,579,854
Total Investments (cost $4,944,462,216)		$ 4,649,714,585
Receivable for investments sold		2,238,096
Receivable for fund shares sold		10,769,115
Dividends receivable		3,257,681
Distributions receivable from Fidelity Central Funds		538,621
Receivable for daily variation on futures contracts		64,248
Other receivables		1,995
Total assets		4,666,584,341

Liabilities
Payable for investments purchased	$ 570,428
Payable for fund shares redeemed	3,361,861
Accrued management fee	229,934
Other affiliated payables	73,579
Collateral on securities loaned, at value	854,348,800
Total liabilities		858,584,602

Net Assets		$ 3,807,999,739
Net Assets consist of:
Paid in capital		$ 4,084,086,687
Undistributed net investment income		24,805,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,907,005)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(295,985,270)
Net Assets		$ 3,807,999,739

Investor Class: Net Asset Value, offering price and redemption price per share ($2,843,656,228 ÷ 94,595,838 shares)		$ 30.06

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($964,343,511 ÷ 32,075,733 shares)		$ 30.06

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 23,668,467
Interest		26,866
Income from Fidelity Central Funds (including $3,232,530 from security lending)		3,286,697
Total income		26,982,030

Expenses
Management fee	$ 1,394,719
Transfer agent fees	445,899
Independent trustees' compensation	10,825
Miscellaneous	7,618
Total expenses before reductions	1,859,061
Expense reductions	(109)	1,858,952
Net investment income (loss)		25,123,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,045,955
Foreign currency transactions	(354)
Futures contracts	1,028,390
Total net realized gain (loss)		12,073,991
Change in net unrealized appreciation (depreciation) on: Investment securities	(149,317,435)
Assets and liabilities in foreign currencies	(792)
Futures contracts	(4,883,578)
Total change in net unrealized appreciation (depreciation)		(154,201,805)
Net gain (loss)		(142,127,814)
Net increase (decrease) in net assets resulting from operations		$ (117,004,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,123,078	$ 39,951,618
Net realized gain (loss)	12,073,991	68,425,401
Change in net unrealized appreciation (depreciation)	(154,201,805)	1,259,689,541
Net increase (decrease) in net assets resulting from operations	(117,004,736)	1,368,066,560
Distributions to shareholders from net investment income	(1,295,826)	(39,060,321)
Distributions to shareholders from net realized gain	(40,302,172)	(6,106,962)
Total distributions	(41,597,998)	(45,167,283)
Share transactions - net increase (decrease)	373,710,848	343,943,548
Redemption fees	327,530	510,919
Total increase (decrease) in net assets	215,435,644	1,667,353,744

Net Assets
Beginning of period	3,592,564,095	1,925,210,351
End of period (including undistributed net investment income of $24,805,327 and undistributed net investment income of $978,075, respectively)	$ 3,807,999,739	$ 3,592,564,095

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.08	$ 18.73	$ 35.15	$ 39.63	$ 36.65	$ 31.47
Income from Investment Operations
Net investment income (loss) D	.20	.36	.50	.56	.51	.43
Net realized and unrealized gain (loss)	(.87)	12.40	(15.73)	(2.73)	3.98	5.19
Total from investment operations	(.67)	12.76	(15.23)	(2.17)	4.49	5.62
Distributions from net investment income	(.01)	(.35)	(.43)	(.46)	(.44)	(.34)
Distributions from net realized gain	(.34)	(.06)	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(.35)	(.41) J	(1.19)	(2.31)	(1.51)	(.44)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.06	$ 31.08	$ 18.73	$ 35.15	$ 39.63	$ 36.65
Total Return B, C	(2.31)%	68.20%	(44.26)%	(6.02)%	12.46%	17.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.09%	.09%	.10%
Net investment income (loss)	1.26% A	1.35%	1.71%	1.41%	1.36%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,843,656	$ 2,692,346	$ 1,446,984	$ 2,162,049	$ 2,082,399	$ 1,499,848
Portfolio turnover rate F	8% A	26%	16%	17%	16%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.08	$ 18.73	$ 35.15	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.21	.37	.52	.57	.52	.17
Net realized and unrealized gain (loss)	(.88)	12.39	(15.74)	(2.74)	3.98	4.28
Total from investment operations	(.67)	12.76	(15.22)	(2.17)	4.50	4.45
Distributions from net investment income	(.01)	(.36)	(.44)	(.47)	(.45)	(.29)
Distributions from net realized gain	(.34)	(.06)	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(.35)	(.41) K	(1.20)	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.06	$ 31.08	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Total Return B, C	(2.31)%	68.25%	(44.25)%	(6.01)%	12.49%	13.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.29% A	1.38%	1.74%	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 964,344	$ 900,218	$ 478,227	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	8% A	26%	16%	17%	16%	13% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	1.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.8	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.2	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.0	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.2
Banco Santander SA (Spain, Commercial Banks)	1.0	1.1
	12.5
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	24.4
Industrials	12.2	11.8
Consumer Staples	10.7	10.6
Consumer Discretionary	9.7	8.7
Materials	9.7	9.8
Health Care	8.3	8.3
Energy	7.1	7.8
Telecommunication Services	5.9	5.6
Utilities	5.7	6.0
Information Technology	4.8	5.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2010
Japan	22.4%
United Kingdom	21.1%
France	9.1%
Australia	8.3%
Switzerland	8.0%
Germany	7.4%
Spain	3.7%
Sweden	2.8%
Netherlands	2.7%
Other	14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2010
Japan	22.6%
United Kingdom	20.7%
France	9.8%
Australia	8.4%
Switzerland	7.8%
Germany	7.4%
Spain	3.9%
Italy	3.0%
Netherlands	2.8%
Other	13.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 8.2%
AGL Energy Ltd.	385,907	$ 5,158,728
Alumina Ltd.	2,054,253	3,150,426
Amcor Ltd.	1,034,952	6,208,263
AMP Ltd.	1,678,714	7,530,039
Aristocrat Leisure Ltd.	353,023	1,168,789
Asciano Group unit (a)	2,360,470	3,518,871
ASX Ltd.	144,257	3,737,396
Australia & New Zealand Banking Group Ltd.	2,090,904	42,037,834
AXA Asia Pacific Holdings Ltd.	840,808	4,115,755
Bendigo & Adelaide Bank Ltd.	287,844	2,159,607
BHP Billiton Ltd. (d)	2,775,652	92,121,258
Billabong International Ltd.	173,768	1,169,181
BlueScope Steel Ltd.	1,426,095	2,716,141
Boral Ltd.	558,904	2,188,668
Brambles Ltd.	1,229,977	6,414,822
Caltex Australia Ltd.	117,846	1,178,884
CFS Retail Property Trust	1,549,561	2,668,576
Coca-Cola Amatil Ltd.	476,854	5,063,093
Cochlear Ltd.	45,292	2,789,444
Commonwealth Bank of Australia	1,279,164	57,264,335
Computershare Ltd.	357,616	3,020,461
Crown Ltd.	391,215	2,882,942
CSL Ltd.	479,431	14,063,821
CSR Ltd.	1,245,226	1,889,568
DEXUS Property Group unit	4,236,510	3,129,510
Energy Resources of Australia Ltd.	47,750	558,842
Fortescue Metals Group Ltd. (a)	1,114,293	4,641,253
Fosters Group Ltd.	1,597,201	8,614,344
Goodman Fielder Ltd.	1,200,514	1,431,733
Goodman Group unit	5,158,120	2,915,111
Harvey Norman Holdings Ltd. (d)	468,565	1,438,729
Incitec Pivot Ltd.	1,475,813	4,426,406
Insurance Australia Group Ltd.	1,677,113	5,134,649
Intoll Group unit	1,969,308	2,585,209
John Fairfax Holdings Ltd. (d)	1,649,382	2,113,848
Leighton Holdings Ltd.	122,182	3,338,379
Lend Lease Group unit	446,456	2,757,580
MacArthur Coal Ltd.	103,700	1,041,065
Macquarie Group Ltd.	283,987	9,467,956
MAp Group unit	380,428	1,002,200
Metcash Ltd.	654,922	2,558,846
Mirvac Group unit	2,668,387	3,182,318
National Australia Bank Ltd.	1,750,784	36,150,188
Newcrest Mining Ltd.	632,389	20,965,276
OneSteel Ltd.	1,029,440	2,638,661
Orica Ltd.	299,295	6,672,632
Origin Energy Ltd.	723,348	9,817,641
OZ Minerals Ltd.	2,647,281	2,874,418
Paladin Energy Ltd. (a)	574,118	1,895,680
Qantas Airways Ltd. (a)	940,551	2,101,097
QBE Insurance Group Ltd.	845,309	12,405,839

	Shares	Value
Rio Tinto Ltd.	359,870	$ 22,448,727
Santos Ltd.	685,984	8,669,466
Sims Metal Management Ltd.	133,363	1,974,366
Sonic Healthcare Ltd.	299,015	2,940,663
SP AusNet unit	1,073,687	764,465
Stockland Corp. Ltd. unit	2,005,259	7,031,641
Suncorp-Metway Ltd.	1,034,383	7,687,017
Tabcorp Holdings Ltd.	506,185	2,878,725
Tattersall's Ltd.	1,141,875	2,428,882
Telstra Corp. Ltd.	3,565,960	8,727,687
The GPT Group unit	1,528,512	4,067,523
Toll Holdings Ltd.	530,229	2,864,456
Transurban Group unit	1,101,857	4,775,779
Wesfarmers Ltd.	837,049	23,809,356
Wesfarmers Ltd. (price protected shares)	120,547	3,451,417
Westfield Group unit	1,834,363	20,423,614
Westpac Banking Corp.	2,459,601	47,502,274
Woodside Petroleum Ltd.	452,104	16,847,339
Woolworths Ltd.	1,030,355	25,456,363
Worleyparsons Ltd.	153,184	2,831,652
TOTAL AUSTRALIA		647,657,724
Austria - 0.3%
Erste Bank AG	155,524	5,645,485
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)(d)	871,215	2,848,891
OMV AG	125,716	4,050,391
Osterreichische Elektrizitatswirtschafts AG (d)	61,559	2,188,544
Raiffeisen International Bank-Holding AG (d)	45,886	1,875,602
Telekom Austria AG	288,781	3,693,096
Vienna Insurance Group	30,268	1,425,192
Voestalpine AG	98,327	2,918,707
TOTAL AUSTRIA		24,645,912
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,161,121	4,509,602
Bailiwick of Jersey - 0.5%
Experian PLC	826,591	7,880,048
Petrofac Ltd.	210,533	4,524,341
Randgold Resources Ltd.	74,252	6,865,658
Shire PLC	461,088	9,921,125
WPP PLC	1,040,015	10,283,477
TOTAL BAILIWICK OF JERSEY		39,474,649
Belgium - 0.9%
Ageas	1,816,088	4,601,300
Anheuser-Busch InBev SA NV	600,118	31,219,630
Belgacom SA	126,770	4,518,171
Colruyt NV	12,352	3,059,093
Compagnie Nationale A Portefeuille (CNP)	28,840	1,302,758
Delhaize Group SA	83,044	5,551,244
Common Stocks - continued
	Shares	Value
Belgium - continued
Dexia SA (d)	483,829	$ 2,016,910
Groupe Bruxelles Lambert SA	65,653	4,843,764
Groupe Bruxelles Lambert SA (strip VVPR)	2,466	28
KBC Groupe SA (a)	141,098	5,858,623
Mobistar SA	25,037	1,403,081
Solvay SA Class A	49,188	4,458,172
UCB SA	84,641	2,414,833
Umicore SA	91,030	3,164,763
TOTAL BELGIUM		74,412,370
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,383,940
Li & Fung Ltd.	1,893,623	9,591,169
Noble Group Ltd.	2,494,890	2,889,266
NWS Holdings Ltd.	622,000	1,129,034
Orient Overseas International Ltd.	163,400	1,308,645
Seadrill Ltd.	238,200	5,612,138
Yue Yuen Industrial (Holdings) Ltd.	628,000	2,058,646
TOTAL BERMUDA		23,972,838
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,763,000	1,171,722
Sands China Ltd.	1,940,000	3,012,662
Wynn Macau Ltd.	1,345,200	2,320,712
TOTAL CAYMAN ISLANDS		6,505,096
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	469,324	2,492,399
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	488	3,596,629
Series B	1,096	8,256,806
Carlsberg AS Series B	92,392	8,706,432
Coloplast AS Series B	18,510	1,969,585
Danske Bank AS (a)	379,443	8,443,264
DSV de Sammensluttede Vognmaend AS	193,406	3,065,546
Novo Nordisk AS Series B	359,874	30,752,029
Novozymes AS Series B	39,047	4,586,960
Tryg AS (d)	23,050	1,236,146
Vestas Wind Systems AS (a)(d)	168,788	6,298,982
William Demant Holding AS (a)(d)	21,345	1,448,511
TOTAL DENMARK		78,360,890
Finland - 1.0%
Elisa Corp. (A Shares)	116,981	2,318,905
Fortum Corp.	360,252	8,296,447
Kesko Oyj	57,608	2,237,188
Kone Oyj (B Shares)	128,774	5,923,058
Metso Corp.	105,688	3,861,901
Neste Oil Oyj (d)	103,393	1,391,703
Nokia Corp.	3,094,010	26,368,342

	Shares	Value
Nokian Tyres PLC (d)	90,156	$ 2,584,747
Orion Oyj (B Shares)	77,990	1,425,394
Outokumpu Oyj (A Shares)	97,559	1,595,100
Pohjola Bank PLC (A Shares)	116,236	1,273,610
Rautaruukki Oyj (K Shares) (d)	88,926	1,561,023
Sampo OYJ (A Shares)	349,135	8,412,137
Sanoma-WSOY Oyj	68,958	1,276,052
Stora Enso Oyj (R Shares)	469,853	3,623,710
UPM-Kymmene Corp.	422,724	5,802,514
Wartsila Corp.	70,051	3,736,121
TOTAL FINLAND		81,687,952
France - 8.9%
Accor SA	119,505	3,667,007
Aeroports de Paris	22,480	1,586,450
Air France KLM (Reg.) (a)	120,083	1,578,306
Alcatel-Lucent SA (a)	1,861,706	4,772,865
Alstom SA	170,012	8,110,731
Atos Origin SA (a)	40,150	1,553,105
AXA SA	1,407,091	21,873,615
BIC SA	20,459	1,499,835
bioMerieux SA	10,949	1,116,430
BNP Paribas SA	791,408	49,521,569
Bouygues SA	191,126	7,760,243
Bureau Veritas SA	39,668	2,413,306
Cap Gemini SA	118,352	5,004,175
Carrefour SA	500,307	22,720,308
Casino Guichard Perrachon et Compagnie	46,316	3,750,548
Christian Dior SA	53,265	5,388,706
CNP Assurances	120,944	2,054,092
Compagnie de St. Gobain	322,098	11,855,380
Compagnie Generale de Geophysique SA (a)	129,641	2,174,494
Credit Agricole SA	759,287	9,570,653
Danone	483,185	25,969,366
Dassault Systemes SA	50,104	3,021,853
Edenred (a)	119,505	2,059,946
EDF SA	217,189	8,651,931
Eiffage SA (d)	34,083	1,554,714
Eramet SA	4,530	1,149,171
Essilor International SA	166,631	10,115,254
Eurazeo SA	25,490	1,486,459
Eutelsat Communications	79,586	2,861,718
Fonciere Des Regions	20,827	1,942,833
France Telecom SA	1,534,703	31,200,355
GDF Suez	1,030,047	31,900,701
Gecina SA	16,697	1,665,074
Groupe Eurotunnel SA	378,015	2,809,052
Hermes International SA	43,176	7,825,449
ICADE	17,940	1,701,261
Iliad Group SA (d)	12,340	1,160,513
Imerys	30,151	1,497,450
Ipsen SA	21,243	725,614
Common Stocks - continued
	Shares	Value
France - continued
JC Decaux SA (a)	49,234	$ 1,176,583
Klepierre SA	79,037	2,413,727
L'Air Liquide SA	92,885	9,660,685
L'Oreal SA	199,277	19,827,030
Lafarge SA (a)	71,536	3,296,246
Lafarge SA (Bearer)	91,270	4,205,552
Lagardere S.C.A. (Reg.)	101,922	3,671,971
Legrand SA	112,769	3,425,295
LVMH Moet Hennessy - Louis Vuitton	201,759	23,467,373
M6 Metropole Television SA	53,151	1,108,511
Michelin CGDE Series B	121,563	9,030,337
Natixis SA (a)	733,692	3,998,647
Neopost SA (d)	26,093	1,844,071
PagesJaunes Groupe SA (d)	94,401	897,244
Pernod-Ricard SA	162,370	12,695,546
Peugeot Citroen SA (a)	124,090	3,260,370
PPR SA	63,431	8,260,650
Publicis Groupe SA	102,985	4,313,962
Renault SA (a)	160,736	6,531,418
Safran SA	153,128	3,763,252
Sanofi-Aventis	864,763	49,512,294
Schneider Electric SA	198,338	21,038,285
SCOR SE	137,719	2,996,184
Societe Generale Series A	516,999	26,328,764
Sodexo SA	78,834	4,530,789
Suez Environnement SA	224,800	3,618,519
Technip SA	85,242	5,584,586
Television Francaise 1 SA	90,280	1,338,205
Thales SA	69,391	2,218,969
Total SA	1,746,428	81,246,897
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	76,635	14,453,097
Vallourec SA	94,438	8,114,154
Veolia Environnement	313,710	7,296,464
VINCI SA	359,448	15,774,539
Vivendi	1,022,859	23,867,141
TOTAL FRANCE		702,037,893
Germany - 7.0%
adidas AG	169,030	8,604,832
Allianz AG	376,570	38,631,338
BASF AG	758,388	40,020,348
Bayer AG	680,903	41,579,846
Bayerische Motoren Werke AG (BMW)	272,751	14,403,518
Beiersdorf AG	82,655	4,419,346
Celesio AG	67,351	1,365,824
Commerzbank AG (a)(d)	589,693	4,642,889
Continental AG (a)	41,700	2,521,072
Daimler AG (Germany) (a)	744,268	36,185,850
Deutsche Bank AG	512,228	32,188,495
Deutsche Boerse AG	162,716	9,944,622
Deutsche Lufthansa AG (a)	193,080	3,047,978

	Shares	Value
Deutsche Post AG	693,155	$ 11,337,550
Deutsche Postbank AG (a)	71,306	2,160,457
Deutsche Telekom AG	2,350,131	30,948,418
E.ON AG	1,486,448	41,834,187
Fraport AG Frankfurt Airport Services Worldwide	29,107	1,513,296
Fresenius Medical Care AG & Co. KGaA	160,180	9,070,940
Fresenius SE	22,826	1,619,836
GEA Group AG	153,171	3,181,899
Hannover Rueckversicherungs AG	47,418	2,103,799
HeidelbergCement AG	116,361	4,667,797
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	108,471	4,358,853
Hochtief AG	36,198	2,395,351
Infineon Technologies AG (a)	914,979	5,103,796
K&S AG	137,282	7,182,640
Linde AG	137,561	15,499,865
MAN SE	85,432	7,351,183
Merck KGaA	53,639	4,659,675
Metro AG	107,713	5,484,725
Munich Re Group	158,381	20,234,592
Puma AG	4,162	1,129,932
RWE AG	342,307	22,421,730
Salzgitter AG	32,164	1,952,092
SAP AG	712,561	31,117,531
Siemens AG	682,022	62,048,698
Suedzucker AG (Bearer)	53,866	982,099
Thyssenkrupp AG	273,183	7,477,178
TUI AG (a)(d)	127,879	1,289,510
United Internet AG	96,763	1,240,527
Volkswagen AG (d)	23,350	2,123,438
Wacker Chemie AG	12,021	1,823,751
TOTAL GERMANY		551,871,303
Greece - 0.3%
Alpha Bank AE (a)	440,735	2,848,909
Coca-Cola Hellenic Bottling Co. SA	151,850	3,575,825
EFG Eurobank Ergasias SA	276,744	1,802,902
Greek Organization of Football Prognostics SA	176,466	2,672,759
Hellenic Telecommunications Organization SA	187,381	1,278,595
National Bank of Greece SA (a)	496,761	6,168,663
Piraeus Bank SA (a)	245,864	1,277,643
Public Power Corp. of Greece	97,175	1,381,905
TOTAL GREECE		21,007,201
Hong Kong - 2.2%
ASM Pacific Technology Ltd.	159,529	1,290,973
Bank of East Asia Ltd.	1,266,321	4,761,584
BOC Hong Kong (Holdings) Ltd.	3,108,066	8,170,815
Cathay Pacific Airways Ltd.	975,327	2,404,809
Cheung Kong Holdings Ltd.	1,147,449	14,441,021
CLP Holdings Ltd.	1,624,157	12,433,448
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Esprit Holdings Ltd.	943,366	$ 5,287,477
Hang Lung Group Ltd.	644,000	3,849,645
Hang Lung Properties Ltd.	1,700,423	7,596,151
Hang Seng Bank Ltd.	636,601	8,731,996
Henderson Land Development Co. Ltd.	881,963	5,396,835
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	166,392	22,460
Hong Kong & China Gas Co. Ltd.	3,534,476	8,523,926
Hong Kong Electric Holdings Ltd.	1,145,676	6,958,978
Hong Kong Exchanges and Clearing Ltd.	838,298	13,136,629
Hopewell Holdings Ltd.	475,000	1,492,981
Hutchison Whampoa Ltd.	1,767,158	13,062,462
Hysan Development Co. Ltd.	495,581	1,570,411
Kerry Properties Ltd.	584,681	2,946,367
Lifestyle International Holdings Ltd.	469,000	1,015,306
Link (REIT)	1,830,953	5,342,996
Mongolia Energy Corp. Ltd. (a)	2,618,000	1,033,213
MTR Corp. Ltd.	1,195,243	4,271,524
New World Development Co. Ltd.	2,020,892	3,242,198
PCCW Ltd.	2,900,000	946,921
Shangri-La Asia Ltd.	1,075,380	2,350,134
Sino Land Ltd.	1,345,500	2,348,904
Sun Hung Kai Properties Ltd.	1,160,141	16,256,202
Swire Pacific Ltd. (A Shares)	625,884	7,543,049
Television Broadcasts Ltd.	230,000	1,144,249
Wharf Holdings Ltd.	1,117,585	6,012,538
Wheelock and Co. Ltd.	692,000	1,997,120
Wing Hang Bank Ltd.	150,000	1,585,057
TOTAL HONG KONG		177,168,379
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	4
Bank of Ireland (a)	2,750,000	2,623,724
CRH PLC	583,710	8,988,686
Elan Corp. PLC (a)	389,397	1,710,154
James Hardie Industries NV unit (a)	336,842	1,597,877
Kerry Group PLC Class A	110,827	3,640,220
Ryanair Holdings PLC	287,226	1,395,549
TOTAL IRELAND		19,956,214
Isle of Man - 0.1%
Genting International PLC (a)	5,063,859	6,312,548
Israel - 0.8%
Bank Hapoalim BM (Reg.) (a)	825,000	3,367,921
Bank Leumi le-Israel BM	1,013,900	4,189,582
Bezeq Israeli Telecommunication Corp. Ltd.	1,517,067	3,348,764
Cellcom Israel Ltd. (Israel)	44,098	1,229,055
Delek Group Ltd.	3,350	840,574
Discount Investment Corp. Ltd.	19,500	367,197
Elbit Systems Ltd.	21,449	1,068,513
Israel Chemicals Ltd.	365,283	4,609,615
Israel Corp. Ltd. (Class A) (a)	2,050	1,650,105

	Shares	Value
Israel Discount Bank Ltd. (Class A) (a)	480,000	$ 846,985
Makhteshim-Agan Industries	190,000	652,596
Mizrahi Tefahot Bank Ltd.	106,000	868,511
Nice Systems Ltd. (a)	51,000	1,364,381
Ormat Industries Ltd.	44,000	325,328
Partner Communications Co. Ltd.	71,396	1,185,036
Teva Pharmaceutical Industries Ltd.	777,397	39,385,231
TOTAL ISRAEL		65,299,394
Italy - 2.6%
A2A SpA	871,519	1,217,277
Assicurazioni Generali SpA	968,927	17,524,509
Atlantia SpA	209,207	3,942,920
Autogrill SpA (a)	81,208	936,636
Banca Carige SpA	476,861	1,011,157
Banca Monte dei Paschi di Siena SpA (a)	1,725,288	2,064,260
Banca Popolare di Milano	304,421	1,323,426
Banco Popolare Societa Cooperativa	495,875	2,788,954
Enel SpA	5,393,557	25,703,600
ENI SpA	2,157,503	42,634,878
EXOR SpA	55,132	1,015,314
Fiat SpA	630,563	7,388,669
Finmeccanica SpA	332,694	3,341,759
Intesa Sanpaolo SpA	6,325,787	17,759,026
Luxottica Group SpA	107,973	2,488,593
Mediaset SpA	592,933	3,674,898
Mediobanca SpA	382,419	3,009,968
Mediobanca SpA warrants 3/18/11 (a)	328,052	8,773
Mediolanum SpA (d)	170,728	631,856
Parmalat SpA	1,332,531	3,207,252
Pirelli & C SpA	195,504	1,298,428
Prysmian SpA	172,913	2,710,992
Saipem SpA	215,150	7,531,749
Snam Rete Gas SpA	1,256,625	5,821,353
Telecom Italia SpA	7,954,053	10,719,690
Terna SpA	1,065,434	4,284,094
UniCredit SpA	11,272,084	26,459,159
Unione di Banche Italiane SCpA	479,659	4,206,971
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	4,863
TOTAL ITALY		204,711,024
Japan - 22.1%
77 Bank Ltd.	272,223	1,354,311
ABC-Mart, Inc.	24,000	720,400
ACOM Co. Ltd.	36,770	554,920
Advantest Corp. (d)	130,590	2,477,511
Aeon Co. Ltd. (d)	499,900	5,336,947
Aeon Credit Service Co. Ltd.	65,500	691,484
Aeon Mall Co. Ltd.	69,700	1,597,741
Air Water, Inc.	111,000	1,235,242
Aisin Seiki Co. Ltd.	155,300	4,018,355
Ajinomoto Co., Inc.	534,866	5,245,532
Alfresa Holdings Corp.	28,400	1,265,865
Common Stocks - continued
	Shares	Value
Japan - continued
All Nippon Airways Ltd. (a)	664,000	$ 2,402,476
Amada Co. Ltd.	292,000	1,734,206
Aozora Bank Ltd.	584,000	785,432
Asahi Breweries Ltd.	308,303	5,815,999
Asahi Glass Co. Ltd.	838,677	8,185,136
Asahi Kasei Corp.	1,006,727	4,972,527
Asics Corp.	118,000	1,108,093
Astellas Pharma, Inc.	368,300	12,725,243
Bank of Kyoto Ltd.	270,000	2,149,845
Bank of Yokohama Ltd.	1,005,084	4,366,290
Benesse Corp.	59,500	2,680,403
Bridgestone Corp.	554,479	9,621,880
Brother Industries Ltd.	191,200	2,052,635
Canon Marketing Japan, Inc.	55,100	706,948
Canon, Inc.	936,844	38,350,269
Casio Computer Co. Ltd.	189,800	1,260,514
Central Japan Railway Co.	1,277	10,304,761
Chiba Bank Ltd.	633,674	3,567,339
Chiyoda Corp.	123,000	850,547
Chubu Electric Power Co., Inc.	556,864	14,667,222
Chugai Pharmaceutical Co. Ltd.	183,525	3,132,288
Chugokun Electric Power Co.	239,900	5,245,136
Chuo Mitsui Trust Holdings, Inc.	836,300	2,966,168
Citizen Holdings Co. Ltd.	213,166	1,093,484
Coca-Cola West Co. Ltd.	42,700	723,694
Cosmo Oil Co. Ltd.	512,000	1,224,851
Credit Saison Co. Ltd.	117,452	1,491,565
Dai Nippon Printing Co. Ltd.	451,242	5,247,125
Dai-ichi Mutual Life Insurance Co.	6,548	7,738,829
Daicel Chemical Industries Ltd.	213,000	1,305,582
Daido Steel Co. Ltd.	236,000	1,117,924
Daihatsu Motor Co. Ltd.	160,000	2,020,471
Daiichi Sankyo Kabushiki Kaisha	568,770	11,365,923
Daikin Industries Ltd.	190,494	6,488,858
Dainippon Sumitomo Pharma Co. Ltd.	119,000	987,182
Daito Trust Construction Co. Ltd.	67,063	3,847,223
Daiwa House Industry Co. Ltd.	414,184	3,884,515
Daiwa Securities Group, Inc.	1,371,985	5,568,280
DeNA Co. Ltd.	65,700	1,968,967
Denki Kagaku Kogyo KK	393,358	1,582,421
Denso Corp.	405,238	10,987,053
Dentsu, Inc.	138,100	3,147,602
Dowa Holdings Co. Ltd.	204,526	1,056,466
East Japan Railway Co.	280,000	18,129,017
Eisai Co. Ltd.	206,378	7,442,577
Electric Power Development Co. Ltd.	105,880	3,407,516
Elpida Memory, Inc. (a)(d)	154,600	1,856,598
FamilyMart Co. Ltd.	54,500	1,971,911
Fanuc Ltd.	159,172	17,087,972
Fast Retailing Co. Ltd.	43,000	5,926,446
Fuji Electric Holdings Co. Ltd.	435,153	1,077,265
Fuji Heavy Industries Ltd. (a)	557,000	3,129,064

	Shares	Value
Fuji Media Holdings, Inc.	351	$ 475,826
Fujifilm Holdings Corp.	385,005	11,684,870
Fujitsu Ltd.	1,532,075	10,612,564
Fukuoka Financial Group, Inc.	644,300	2,576,587
Furukawa Electric Co. Ltd.	498,790	1,810,652
GS Yuasa Corp. (d)	295,000	1,737,979
Gunma Bank Ltd.	311,663	1,609,876
Hakuhodo DY Holdings, Inc.	18,180	849,280
Hamamatsu Photonics KK	50,000	1,516,901
Hankyu Hanshin Holdings, Inc.	930,200	4,273,473
Hino Motors Ltd.	206,000	907,165
Hirose Electric Co. Ltd.	26,798	2,589,857
Hiroshima Bank Ltd.	391,000	1,563,628
Hisamitsu Pharmaceutical Co., Inc.	55,000	2,271,483
Hitachi Chemical Co. Ltd.	84,900	1,472,260
Hitachi Construction Machinery Co. Ltd.	84,300	1,674,562
Hitachi High-Technologies Corp.	55,400	898,717
Hitachi Ltd. (a)	3,733,271	15,169,195
Hitachi Metals Ltd.	140,000	1,507,974
Hokkaido Electric Power Co., Inc.	152,000	3,420,995
Hokuhoku Financial Group, Inc.	944,715	1,652,858
Hokuriku Electric Power Co., Inc.	149,300	3,571,685
Honda Motor Co. Ltd.	1,361,260	45,082,604
Hoya Corp.	356,916	7,867,275
Ibiden Co. Ltd.	101,800	2,452,311
Idemitsu Kosan Co. Ltd.	18,900	1,489,145
INPEX Corp.	1,746	7,896,691
Isetan Mitsukoshi Holdings Ltd.	303,887	3,200,904
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,019,185	1,807,410
Isuzu Motors Ltd.	940,000	3,121,400
Ito En Ltd.	51,200	838,505
Itochu Corp.	1,226,986	10,018,000
ITOCHU Techno-Solutions Corp.	25,600	834,239
Iyo Bank Ltd.	187,000	1,584,670
J Front Retailing Co. Ltd.	407,800	1,960,857
JAFCO Co. Ltd.	27,200	604,408
Japan Petroleum Exploration Co. Ltd.	24,100	869,115
Japan Prime Realty Investment Corp.	535	1,192,639
Japan Real Estate Investment Corp.	407	3,613,687
Japan Retail Fund Investment Corp.	1,306	1,750,245
Japan Steel Works Ltd.	279,000	2,470,555
Japan Tobacco, Inc.	3,819	11,849,718
JFE Holdings, Inc.	384,975	11,367,805
JGC Corp.	166,117	2,542,567
Joyo Bank Ltd.	528,941	2,153,033
JS Group Corp.	219,459	4,194,848
JSR Corp.	137,316	2,023,295
JTEKT Corp.	154,200	1,264,506
Jupiter Telecommunications Co.	1,933	2,059,075
JX Holdings, Inc. (a)	1,866,468	9,418,977
Kajima Corp.	644,317	1,510,717
Kamigumi Co. Ltd.	215,663	1,563,185
Kaneka Corp.	235,559	1,407,410
Common Stocks - continued
	Shares	Value
Japan - continued
Kansai Electric Power Co., Inc.	627,036	$ 16,075,167
Kansai Paint Co. Ltd.	168,000	1,397,667
Kao Corp.	440,750	10,244,998
Kawasaki Heavy Industries Ltd.	1,206,945	3,217,754
Kawasaki Kisen Kaisha Ltd. (a)	579,000	2,156,951
KDDI Corp.	2,377	11,457,808
Keihin Electric Express Railway Co. Ltd.	384,061	3,894,549
Keio Corp.	472,410	3,244,234
Keisei Electric Railway Co.	226,000	1,449,821
Keyence Corp.	35,420	7,339,469
Kikkoman Corp.	134,849	1,372,243
Kinden Corp.	100,000	880,743
Kintetsu Corp. (d)	1,364,100	4,562,153
Kirin Holdings Co. Ltd.	690,256	9,546,268
Kobe Steel Ltd.	2,058,000	4,261,985
Koito Manufacturing Co. Ltd.	76,000	1,049,274
Komatsu Ltd.	785,245	15,934,810
Konami Corp.	78,500	1,263,175
Konica Minolta Holdings, Inc.	393,000	3,433,254
Kubota Corp.	944,864	7,579,604
Kuraray Co. Ltd.	271,486	3,072,878
Kurita Water Industries Ltd.	89,700	2,362,605
Kyocera Corp.	134,302	11,412,953
Kyowa Hakko Kirin Co., Ltd.	202,689	1,982,984
Kyushu Electric Power Co., Inc.	310,670	7,387,749
Lawson, Inc.	50,116	2,284,507
Mabuchi Motor Co. Ltd.	22,621	1,064,819
Makita Corp.	94,300	2,681,298
Marubeni Corp.	1,332,244	6,865,766
Marui Group Co. Ltd.	196,849	1,321,386
Maruichi Steel Tube Ltd.	34,400	655,082
Matsui Securities Co. Ltd.	107,800	615,853
Mazda Motor Corp.	1,228,000	2,747,727
McDonald's Holdings Co. (Japan) Ltd.	50,000	1,193,168
Medipal Holdings Corp.	117,900	1,467,786
Meiji Holdings Co. Ltd.	52,429	2,442,984
Minebea Ltd.	282,008	1,298,942
Mitsubishi Chemical Holdings Corp.	969,275	4,591,424
Mitsubishi Corp.	1,127,002	24,144,294
Mitsubishi Electric Corp.	1,623,106	12,943,121
Mitsubishi Estate Co. Ltd.	990,723	14,892,682
Mitsubishi Gas Chemical Co., Inc.	299,867	1,620,324
Mitsubishi Heavy Industries Ltd.	2,496,256	9,002,209
Mitsubishi Logistics Corp.	97,000	1,070,209
Mitsubishi Materials Corp. (a)	920,937	2,433,326
Mitsubishi Motors Corp. of Japan (a)(d)	3,274,000	4,169,460
Mitsubishi Tanabe Pharma Corp.	187,000	2,928,969
Mitsubishi UFJ Financial Group, Inc.	10,544,030	49,988,670
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,330	1,648,735
Mitsui & Co. Ltd.	1,456,823	18,951,530
Mitsui Chemicals, Inc.	834,683	2,135,882
Mitsui Engineering & Shipbuilding Co.	616,000	1,312,354

	Shares	Value
Mitsui Fudosan Co. Ltd.	699,677	$ 11,350,390
Mitsui Mining & Smelting Co. Ltd.	443,154	1,192,011
Mitsui OSK Lines Ltd.	967,285	6,078,630
Mitsumi Electric Co. Ltd.	70,700	991,247
Mizuho Financial Group, Inc.	16,714,100	25,631,650
Mizuho Securities Co. Ltd.	486,000	1,087,455
Mizuho Trust & Banking Co. Ltd. (a)	1,075,000	870,031
MS&AD Insurance Group Holdings, Inc.	444,284	9,951,708
Murata Manufacturing Co. Ltd.	168,654	8,009,158
Namco Bandai Holdings, Inc.	156,550	1,486,871
NEC Corp.	2,176,951	5,544,722
NGK Insulators Ltd.	213,309	3,231,878
NGK Spark Plug Co. Ltd.	135,000	1,579,445
NHK Spring Co. Ltd.	130,000	1,078,434
Nidec Corp.	91,342	8,044,054
Nikon Corp.	265,938	4,421,749
Nintendo Co. Ltd.	82,296	22,900,267
Nippon Building Fund, Inc.	441	3,737,110
Nippon Electric Glass Co. Ltd.	317,000	3,550,309
Nippon Express Co. Ltd.	684,546	2,395,341
Nippon Meat Packers, Inc.	150,740	1,810,244
Nippon Paper Group, Inc.	83,100	2,158,108
Nippon Sheet Glass Co. Ltd. (d)	528,000	1,156,296
Nippon Steel Corp.	4,221,661	13,918,116
Nippon Telegraph & Telephone Corp.	430,500	18,508,336
Nippon Yusen KK	1,248,578	4,814,797
Nishi-Nippon City Bank Ltd.	516,000	1,449,369
Nissan Chemical Industries Co. Ltd.	105,000	1,065,996
Nissan Motor Co. Ltd. (a)	2,064,648	15,776,053
Nissha Printing Co. Ltd.	22,700	500,632
Nisshin Seifun Group, Inc.	155,090	1,982,464
Nisshin Steel Co. Ltd.	503,000	808,200
Nisshinbo Holdings, Inc.	102,000	965,127
Nissin Food Holdings Co. Ltd.	56,723	2,019,263
Nitori Holdings Co. Ltd.	29,850	2,600,595
Nitto Denko Corp.	145,894	4,677,915
NKSJ Holdings, Inc. (a)	1,149,612	6,430,822
NOK Corp.	95,000	1,432,576
Nomura Holdings, Inc.	2,926,347	16,573,101
Nomura Real Estate Holdings, Inc.	79,500	1,052,178
Nomura Real Estate Office Fund, Inc.	232	1,151,440
Nomura Research Institute Ltd.	81,600	1,585,965
NSK Ltd.	361,576	2,156,029
NTN Corp.	368,611	1,395,124
NTT Data Corp.	1,062	3,321,752
NTT DoCoMo, Inc.	12,717	21,546,703
NTT Urban Development Co.	916	714,092
Obayashi Corp.	503,704	1,918,416
Obic Co. Ltd.	5,580	1,049,986
Odakyu Electric Railway Co. Ltd.	532,000	4,913,497
Oji Paper Co. Ltd.	681,352	3,227,542
Olympus Corp.	178,029	4,250,490
Omron Corp.	164,760	3,504,239
Ono Pharmaceutical Co. Ltd.	65,100	2,859,069
Common Stocks - continued
	Shares	Value
Japan - continued
Oracle Corp. Japan	31,700	$ 1,626,125
Oriental Land Co. Ltd.	42,556	3,773,413
ORIX Corp.	89,588	6,738,826
Osaka Gas Co. Ltd.	1,586,525	5,985,818
Otsuka Corp. (d)	11,000	723,994
Panasonic Corp. (d)	1,628,773	20,614,746
Panasonic Electric Works Co., Ltd.	322,000	4,227,160
Rakuten, Inc.	5,957	4,509,226
Resona Holdings, Inc. (d)	506,100	5,011,607
Ricoh Co. Ltd.	555,770	7,104,225
Rinnai Corp.	30,000	1,792,430
ROHM Co. Ltd.	82,744	4,993,002
Sankyo Co. Ltd. (Gunma)	46,800	2,367,293
Santen Pharmaceutical Co. Ltd.	58,000	2,077,839
Sanyo Electric Co. Ltd. (a)	1,438,382	2,345,374
Sapporo Breweries Ltd.	198,578	928,840
Sapporo Hokuyo Holdings, Inc.	270,000	1,272,554
SBI Holdings, Inc.	19,000	2,358,605
Secom Co. Ltd.	180,067	7,833,193
Sega Sammy Holdings, Inc.	160,600	2,383,578
Seiko Epson Corp.	118,400	1,517,696
Sekisui Chemical Co. Ltd.	359,293	2,108,206
Sekisui House Ltd.	512,467	4,440,323
Senshu Ikeda Holdings, Inc.	546,950	774,661
Seven & i Holdings Co., Ltd.	648,900	14,828,469
Seven Bank Ltd.	529	1,006,120
Sharp Corp.	812,675	7,776,609
Shikoku Electric Power Co., Inc.	147,500	4,569,656
Shimadzu Corp.	197,000	1,334,123
Shimamura Co. Ltd.	18,300	1,666,210
SHIMANO, Inc.	53,000	2,598,905
SHIMIZU Corp.	457,416	1,622,351
Shin-Etsu Chemical Co., Ltd.	343,262	15,892,516
Shinko Electric Industries Co.Ltd.	55,900	612,758
Shinsei Bank Ltd. (a)(d)	907,000	690,883
Shionogi & Co. Ltd.	240,791	4,201,376
Shiseido Co. Ltd.	283,950	6,380,595
Shizuoka Bank Ltd.	495,274	4,143,985
Showa Denko KK	1,249,336	2,215,557
Showa Shell Sekiyu KK	163,500	1,183,147
SMC Corp.	45,371	5,594,425
SOFTBANK CORP.	675,630	19,387,573
Sojitz Corp.	1,105,800	1,776,756
Sony Corp.	838,285	23,492,678
Sony Financial Holdings, Inc.	679	2,222,388
Square Enix Holdings Co. Ltd.	55,400	1,143,342
Stanley Electric Co. Ltd.	125,525	1,936,210
Sumco Corp. (a)(d)	100,100	1,702,486
Sumitomo Chemical Co. Ltd.	1,272,334	5,224,414
Sumitomo Corp.	918,742	10,530,213
Sumitomo Electric Industries Ltd.	629,306	6,763,429
Sumitomo Heavy Industries Ltd.	452,822	2,096,498

	Shares	Value
Sumitomo Metal Industries Ltd.	2,744,966	$ 6,436,066
Sumitomo Metal Mining Co. Ltd.	427,065	5,464,114
Sumitomo Mitsui Financial Group, Inc.	1,109,500	33,026,178
Sumitomo Realty & Development Co. Ltd.	301,000	5,742,716
Sumitomo Rubber Industries Ltd.	137,800	1,249,745
Sumitomo Trust & Banking Co. Ltd.	1,183,344	6,295,582
Suzuken Co. Ltd.	56,560	1,962,299
Suzuki Motor Corp.	278,700	5,526,234
Sysmex Corp. (d)	27,700	1,750,619
T&D Holdings, Inc.	242,300	4,608,372
Taiheiyo Cement Corp. (a)(d)	642,684	719,023
Taisei Corp.	873,594	1,725,977
Taisho Pharmaceutical Co. Ltd.	113,524	2,263,184
Taiyo Nippon Sanso Corp.	221,000	1,749,167
Takashimaya Co. Ltd.	259,000	1,960,533
Takeda Pharmaceutical Co. Ltd.	622,242	28,586,695
TDK Corp.	102,625	5,374,316
Teijin Ltd.	712,341	2,187,384
Terumo Corp.	137,412	6,803,546
The Chugoku Bank Ltd.	135,000	1,590,693
The Hachijuni Bank Ltd.	336,000	1,823,566
The Suruga Bank Ltd.	160,000	1,397,762
THK Co. Ltd.	93,900	1,546,746
Tobu Railway Co. Ltd.	662,297	3,783,653
Toho Co. Ltd.	82,854	1,345,071
Toho Gas Co. Ltd.	349,000	1,806,891
Tohoku Electric Power Co., Inc.	348,390	8,077,407
Tokio Marine Holdings, Inc.	593,800	15,929,840
Tokuyama Corp.	266,000	1,288,527
Tokyo Electric Power Co.	1,012,018	29,461,985
Tokyo Electron Ltd.	140,718	6,598,773
Tokyo Gas Co. Ltd.	2,132,395	9,948,808
Tokyo Steel Manufacturing Co. Ltd.	82,400	900,300
Tokyo Tatemono Co. Ltd.	302,000	1,056,748
Tokyu Corp.	907,954	4,149,659
Tokyu Land Corp.	371,000	1,465,984
TonenGeneral Sekiyu KK	233,856	2,112,553
Toppan Printing Co. Ltd.	457,013	3,481,175
Toray Industries, Inc. (d)	1,156,883	6,113,497
Toshiba Corp. (a)	3,346,880	15,734,558
Tosoh Corp.	373,816	934,318
Toto Ltd.	239,185	1,517,325
Toyo Seikan Kaisha Ltd.	123,200	1,960,467
Toyo Suisan Kaisha Ltd.	73,000	1,538,717
Toyoda Gosei Co. Ltd.	55,500	1,134,837
Toyota Boshoku Corp.	50,500	734,480
Toyota Industries Corp.	152,086	3,821,156
Toyota Motor Corp.	2,282,351	77,421,381
Toyota Tsusho Corp.	179,900	2,573,671
Trend Micro, Inc.	87,400	2,370,681
Tsumura & Co.	46,400	1,445,789
Ube Industries Ltd.	783,605	1,660,101
Uni-Charm Corp.	37,060	4,521,126
UNY Co. Ltd.	160,300	1,177,161
Common Stocks - continued
	Shares	Value
Japan - continued
Ushio, Inc.	81,300	$ 1,374,030
USS Co. Ltd.	17,820	1,314,973
West Japan Railway Co.	1,394	5,176,482
Yahoo! Japan Corp.	11,779	4,240,833
Yakult Honsha Co. Ltd.	77,566	2,317,194
Yamada Denki Co. Ltd.	67,345	4,192,030
Yamaguchi Financial Group, Inc.	164,000	1,551,773
Yamaha Corp.	120,343	1,234,654
Yamaha Motor Co. Ltd. (a)	221,200	2,972,326
Yamato Holdings Co. Ltd.	323,132	3,799,743
Yamato Kogyo Co. Ltd.	37,000	836,265
Yamazaki Baking Co. Ltd.	103,000	1,252,868
Yaskawa Electric Corp.	193,000	1,336,896
Yokogawa Electric Corp.	180,900	1,126,050
TOTAL JAPAN		1,739,050,503
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	710,052	20,583,193
Millicom International Cellular SA unit	64,256	5,899,234
SES SA FDR (France) unit	241,095	5,535,507
Tenaris SA	393,838	6,678,894
TOTAL LUXEMBOURG		38,696,828
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	73
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,252,680	2,169,728
Netherlands - 2.7%
AEGON NV (a)	1,343,260	6,844,345
Akzo Nobel NV	189,692	10,017,313
ASML Holding NV (Netherlands)	355,506	8,797,964
Corio NV	52,622	3,019,984
Delta Lloyd NV	59,600	1,016,391
European Aeronautic Defence and Space Co. EADS NV (a)	341,277	7,511,257
Fugro NV (Certificaten Van Aandelen) unit	57,322	3,227,236
Heineken Holding NV (A Shares)	95,370	3,672,234
Heineken NV (Bearer)	212,882	9,535,343
ING Groep NV (Certificaten Van Aandelen) unit (a)	3,169,554	27,993,392
Koninklijke Ahold NV	989,844	12,188,223
Koninklijke Boskalis Westminster NV	55,128	2,057,031
Koninklijke KPN NV	1,327,027	19,241,398
Koninklijke Philips Electronics NV	815,831	22,738,164
QIAGEN NV (a)	193,126	3,469,722
Randstad Holdings NV (a)	89,694	3,333,744
Reed Elsevier NV	590,379	7,042,020
Royal DSM NV	135,048	5,613,408
SBM Offshore NV	133,430	2,030,236
STMicroelectronics NV	528,896	3,491,536
TNT NV	312,413	7,931,236

	Shares	Value
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,345,905	$ 35,921,885
Vopak NV	57,491	2,309,519
Wolters Kluwer NV (Certificaten Van Aandelen)	243,189	4,540,226
TOTAL NETHERLANDS		213,543,807
New Zealand - 0.1%
Auckland International Airport Ltd.	792,511	1,105,077
Contact Energy Ltd.	257,199	1,013,153
Fletcher Building Ltd.	514,862	2,699,393
Sky City Entertainment Group Ltd.	587,521	1,175,608
Telecom Corp. of New Zealand Ltd.	1,648,564	2,367,720
TOTAL NEW ZEALAND		8,360,951
Norway - 0.7%
Aker Solutions ASA	142,000	1,550,877
DnB NOR ASA	804,449	8,884,746
Norsk Hydro ASA	720,952	3,435,391
Orkla ASA (A Shares)	641,445	5,365,464
Renewable Energy Corp. ASA (a)(d)	395,674	1,020,196
StatoilHydro ASA	931,631	17,437,602
Telenor ASA	700,941	10,270,198
Yara International ASA	158,167	6,357,981
TOTAL NORWAY		54,322,455
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (d)	2,465,087	1,968,356
Banco Espirito Santo SA (Reg.)	452,959	1,954,820
Brisa Auto-Estradas de Portugal SA	182,312	1,146,114
Cimpor-Cimentos de Portugal SGPS SA	177,684	1,089,995
Energias de Portugal SA	1,414,566	4,302,940
Galp Energia SGPS SA Class B	200,563	3,258,890
Jeronimo Martins SGPS SA	189,368	2,092,206
Portugal Telecom SGPS SA (Reg.)	479,586	5,624,972
TOTAL PORTUGAL		21,438,293
Singapore - 1.6%
Ascendas Real Estate Investment Trust (A-REIT)	1,220,183	1,863,081
CapitaLand Ltd.	2,121,437	6,118,477
CapitaMall Trust	1,707,200	2,442,995
CapitaMalls Asia Ltd.	1,100,000	1,703,917
City Developments Ltd.	434,000	3,502,220
ComfortDelgro Corp. Ltd.	1,439,784	1,582,414
Cosco Corp. Singapore Ltd.	802,000	934,691
DBS Group Holdings Ltd.	1,419,964	14,537,951
Fraser & Neave Ltd.	794,150	3,251,112
Jardine Cycle & Carriage Ltd.	97,267	2,333,203
Keppel Corp. Ltd.	1,056,000	6,971,454
Keppel Land Ltd.	546,000	1,562,647
Neptune Orient Lines Ltd. (a)	946,750	1,333,844
Olam International Ltd.	941,800	1,854,840
Oversea-Chinese Banking Corp. Ltd.	2,116,606	13,536,161
SembCorp Industries Ltd.	821,130	2,580,227
Common Stocks - continued
	Shares	Value
Singapore - continued
SembCorp Marine Ltd.	664,800	$ 1,868,325
Singapore Airlines Ltd.	435,425	4,849,832
Singapore Exchange Ltd.	679,000	3,766,379
Singapore Press Holdings Ltd.	1,258,021	3,786,034
Singapore Technologies Engineering Ltd.	1,279,161	3,019,337
Singapore Telecommunications Ltd.	6,603,827	15,003,162
StarHub Ltd.	470,000	852,844
United Overseas Bank Ltd.	1,010,692	13,956,004
UOL Group Ltd.	414,984	1,221,351
Wilmar International Ltd.	1,595,000	7,364,978
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	1,407,391
TOTAL SINGAPORE		123,204,871
Spain - 3.7%
Abertis Infraestructuras SA	237,670	3,940,152
Acerinox SA	115,061	1,814,905
Actividades de Construccion y Servicios SA (ACS)	115,011	4,770,346
Banco Bilbao Vizcaya Argentaria SA	2,947,060	35,503,742
Banco de Sabadell SA (d)	782,393	3,783,122
Banco de Valencia SA (d)	162,187	859,257
Banco Popular Espanol SA	711,645	4,244,692
Banco Santander SA	6,815,709	79,376,556
Bankinter SA (d)	236,978	1,541,136
Cintra Concesiones de Infrastructuras de Transporte SA	359,698	3,161,205
Criteria CaixaCorp, SA	742,672	3,487,515
EDP Renovaveis SA (a)	178,742	994,539
Enagas SA	137,306	2,427,697
Fomento Construcciones y Contratas SA (FOCSA) (d)	29,273	689,171
Gamesa Corporacion Tecnologica SA (a)	161,551	1,085,216
Gas Natural SDG SA	194,887	2,948,059
Gestevision Telecinco SA	85,744	868,323
Grifols SA (d)	122,864	1,430,948
Grupo Acciona SA	19,624	1,549,304
Iberdrola Renovables SA	714,021	2,335,769
Iberdrola SA	3,329,862	23,465,611
Iberia Lineas Aereas de Espana SA (a)	378,668	1,221,454
Inditex SA	180,749	12,061,605
Indra Sistemas SA	78,493	1,313,712
Mapfre SA (Reg.)	625,214	1,796,433
Red Electrica Corporacion SA	84,232	3,471,830
Repsol YPF SA	603,360	13,736,130
Telefonica SA	3,404,658	75,261,134
Zardoya Otis SA	107,181	1,672,271
TOTAL SPAIN		290,811,834
Sweden - 2.8%
Alfa Laval AB	279,207	4,087,762
ASSA ABLOY AB (B Shares)	254,592	5,088,119
Atlas Copco AB:
(A Shares)	547,699	8,329,910

	Shares	Value
(B Shares)	333,115	$ 4,570,505
Boliden AB	251,106	2,845,601
Electrolux AB (B Shares)	198,138	3,820,452
Getinge AB (B Shares)	165,532	3,323,900
H&M Hennes & Mauritz AB (B Shares)	849,556	27,795,876
Hexagon AB (B Shares)	149,700	2,446,926
Holmen AB (B Shares)	40,816	1,080,268
Husqvarna AB (B Shares)	325,090	2,041,490
Investment AB Kinnevik	185,900	3,378,216
Investor AB (B Shares)	379,485	6,552,052
Modern Times Group MTG AB (B Shares)	47,900	2,755,235
Nordea Bank AB	2,658,709	23,833,550
Ratos AB (B Shares)	81,000	2,165,729
Sandvik AB	847,582	10,040,837
Scania AB (B Shares)	267,012	4,928,074
Securitas AB (B Shares)	280,181	2,579,876
Skandinaviska Enskilda Banken AB (A Shares)	1,193,853	7,445,427
Skanska AB (B Shares)	322,366	4,955,182
SKF AB (B Shares)	315,097	5,657,795
SSAB Svenskt Stal AB:
(A Shares)	154,049	2,109,461
(B Shares)	63,098	763,282
Svenska Cellulosa AB (SCA) (B Shares)	463,881	6,170,099
Svenska Handelsbanken AB (A Shares)	400,972	10,471,368
Swedbank AB (A Shares) (a)	588,890	6,609,713
Swedish Match Co.	194,122	4,473,232
Tele2 AB (B Shares)	254,828	4,585,966
Telefonaktiebolaget LM Ericsson (B Shares)	2,472,745	23,880,588
TeliaSonera AB	1,864,043	13,405,754
Volvo AB (B Shares) (a)	910,016	10,552,659
TOTAL SWEDEN		222,744,904
Switzerland - 8.0%
ABB Ltd. (Reg.)	1,852,970	35,768,613
Actelion Ltd. (a)	88,740	3,804,142
Adecco SA (Reg.)	103,808	4,840,692
ARYZTA AG	72,685	3,114,458
Baloise Holdings AG	41,771	3,382,167
Compagnie Financiere Richemont SA Series A	438,368	17,039,008
Credit Suisse Group (Reg.)	930,307	40,687,817
GAM Holding Ltd. (a)	185,897	2,316,388
Geberit AG (Reg.)	34,203	5,511,831
Givaudan SA	7,095	6,779,108
Holcim Ltd. (Reg.)	206,126	12,405,732
Julius Baer Group Ltd.	180,991	6,384,247
Kuehne & Nagel International AG	46,531	4,853,854
Lindt & Spruengli AG	95	2,509,284
Lindt & Spruengli AG (participation certificate)	770	1,803,645
Logitech International SA (Reg.) (a)(d)	162,635	2,406,581
Lonza Group AG	38,290	3,177,633
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (d)	2,872,299	$ 148,820,851
Nobel Biocare Holding AG (Switzerland)	102,281	1,607,964
Novartis AG	1,755,190	92,014,607
Pargesa Holding SA	24,651	1,607,463
Roche Holding AG (participation certificate) (d)	584,709	79,481,720
Schindler Holding AG:
(participation certificate)	43,108	4,297,212
(Reg.)	19,150	1,885,385
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,774	6,912,707
Sika AG (Bearer)	1,700	2,987,392
Sonova Holding AG Class B	39,761	5,087,622
Straumann Holding AG	7,105	1,497,705
Swiss Life Holding AG	25,557	2,665,964
Swiss Reinsurance Co.	292,921	12,147,335
Swisscom AG	20,376	7,924,000
Syngenta AG (Switzerland)	78,941	18,181,218
The Swatch Group AG:
(Bearer)	25,180	8,105,619
(Reg.)	41,574	2,461,187
UBS AG (a)	3,024,900	50,753,936
Zurich Financial Services AG	123,382	27,515,450
TOTAL SWITZERLAND		632,740,537
United Kingdom - 20.7%
3i Group PLC	803,097	3,210,255
Admiral Group PLC	168,217	3,927,187
Aggreko PLC	213,100	4,638,343
AMEC PLC	265,842	3,739,297
Anglo American PLC (United Kingdom)	1,093,164	39,237,220
Antofagasta PLC	330,634	5,233,886
ARM Holdings PLC	1,058,000	5,905,021
Associated British Foods PLC	290,876	4,720,528
AstraZeneca PLC (United Kingdom)	1,193,765	58,689,551
Autonomy Corp. PLC (a)	172,182	4,120,116
Aviva PLC	2,322,442	13,501,472
Babcock International Group PLC	290,000	2,248,621
BAE Systems PLC	2,894,679	13,085,117
Balfour Beatty PLC	540,165	1,986,056
Barclays PLC	9,453,489	43,408,246
BG Group PLC	2,791,328	44,935,581
BHP Billiton PLC	1,828,818	51,006,057
BP PLC	15,537,414	89,684,812
British Airways PLC (a)(d)	460,680	1,491,004
British American Tobacco PLC (United Kingdom)	1,653,049	56,019,580
British Land Co. PLC	734,710	5,143,499
British Sky Broadcasting Group PLC	932,105	10,115,523
BT Group PLC	6,344,194	12,939,791
Bunzl PLC	245,002	2,671,999
Burberry Group PLC	358,363	4,672,391

	Shares	Value
Cable & Wireless Worldwide PLC	2,009,153	$ 2,058,669
Cairn Energy PLC (a)	1,166,950	8,366,388
Capita Group PLC	490,019	5,284,030
Capital Shopping Centr Group PLC	415,862	2,113,970
Carnival PLC	138,101	4,466,631
Centrica PLC	4,255,246	21,232,727
Cobham PLC	916,189	2,937,165
Compass Group PLC	1,538,355	12,588,907
Diageo PLC	2,064,732	33,566,370
Eurasian Natural Resources Corp. PLC	215,626	2,804,749
FirstGroup PLC	365,332	1,949,572
Fresnillo PLC	143,583	2,400,637
G4S PLC (United Kingdom)	1,099,030	4,254,965
GlaxoSmithKline PLC	4,294,917	80,162,265
Hammerson PLC	579,953	3,198,965
Home Retail Group PLC	669,555	2,245,089
HSBC Holdings PLC (United Kingdom)	14,503,858	142,083,636
Icap PLC	445,888	2,804,185
Imperial Tobacco Group PLC	842,417	23,259,302
Inmarsat PLC	348,948	3,580,831
InterContinental Hotel Group PLC	229,299	3,447,511
International Power PLC	1,242,852	7,080,409
Intertek Group PLC	121,000	3,125,536
Invensys PLC	620,572	2,191,263
Investec PLC	405,749	2,927,046
ITV PLC (a)	3,030,300	2,602,979
J Sainsbury PLC	999,073	5,596,610
Johnson Matthey PLC	170,017	4,143,938
Kazakhmys PLC	169,958	3,013,676
Kingfisher PLC	1,914,401	6,005,142
Land Securities Group PLC	627,436	5,885,223
Legal & General Group PLC	4,804,001	6,827,246
Lloyds Banking Group PLC (a)	33,738,366	35,518,539
London Stock Exchange Group PLC	118,982	1,205,455
Lonmin PLC (a)	131,376	3,079,190
Man Group PLC	1,411,626	4,508,140
Marks & Spencer Group PLC	1,264,608	6,713,586
National Grid PLC	2,924,348	24,627,416
Next PLC	148,635	4,514,226
Old Mutual PLC	4,477,652	8,743,308
Pearson PLC	667,422	9,898,722
Prudential PLC	2,094,554	18,171,799
Reckitt Benckiser Group PLC	506,423	25,347,057
Reed Elsevier PLC	1,005,004	8,077,856
Rexam PLC	728,112	3,379,591
Rio Tinto PLC	1,196,631	60,198,020
Rolls-Royce Group PLC	1,515,830	12,881,229
Royal & Sun Alliance Insurance Group PLC	2,828,680	5,341,201
Royal Bank of Scotland Group PLC (a)	14,316,903	9,697,796
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,935,937	78,044,507
Class B	2,227,026	56,769,906
SABMiller PLC	781,290	22,254,673
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sage Group PLC	1,074,867	$ 4,037,761
Schroders PLC	98,223	2,068,620
Scottish & Southern Energy PLC	759,011	13,330,628
Segro PLC	590,052	2,447,338
Serco Group PLC	395,058	3,526,801
Severn Trent PLC	187,855	3,731,553
Smith & Nephew PLC	731,164	6,051,980
Smiths Group PLC	309,387	5,433,812
Standard Chartered PLC (United Kingdom)	1,695,582	45,475,919
Standard Life PLC	1,864,723	5,829,289
Tesco PLC	6,621,163	41,330,664
Thomas Cook Group PLC	658,888	1,836,384
Tomkins PLC	710,026	3,517,274
TUI Travel PLC	452,347	1,396,730
Tullow Oil PLC	721,712	13,483,675
Unilever PLC	1,056,495	27,837,748
United Utilities Group PLC	555,005	4,856,793
Vedanta Resources PLC	107,254	3,107,724
Vodafone Group PLC	43,630,945	104,777,489
Whitbread PLC	140,425	3,006,955
Wm Morrison Supermarkets PLC	1,734,360	7,714,971
Wolseley PLC (a)	231,753	4,475,568
Xstrata PLC	1,711,217	26,930,815
TOTAL UNITED KINGDOM		1,635,715,493
United States of America - 0.1%
Synthes, Inc.	52,105	5,748,385
TOTAL COMMON STOCKS (Cost $9,072,195,300)		7,720,632,050
Nonconvertible Preferred Stocks - 0.7%

France - 0.2%
L'Air Liquide SA (a)	140,354	14,597,791
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	41,041	1,520,469
Fresenius SE (non-vtg.)	66,803	4,753,344
Henkel AG & Co. KGaA	144,841	6,810,771
Porsche Automobil Holding SE	74,404	3,464,234
RWE AG (non-vtg.)	32,253	1,985,701
Volkswagen AG	141,000	14,034,132
TOTAL GERMANY		32,568,651
Italy - 0.1%
Intesa Sanpaolo SpA	735,357	1,666,466
Telecom Italia SpA (Risparmio Shares)	4,767,811	5,231,042
TOTAL ITALY		6,897,508
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,556,361)		54,063,950
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.41% 9/23/10 to 2/24/11 (e) (Cost $14,493,497)	$ 14,500,000	$ 14,494,300
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	125,535,180	125,535,180
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	329,347,918	329,347,918
TOTAL MONEY MARKET FUNDS (Cost $454,883,098)		454,883,098
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $9,600,128,256)	8,244,073,398
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(361,055,673)
NET ASSETS - 100%	$ 7,883,017,725
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 CAC 40 10 Euro Index Contracts (France)	Sept. 2010	$ 1,855,433	$ (70,027)
30 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	2,133,000	(22,075)
25 CME Nikkei 225 Index Contracts (Japan)	Sept. 2010	1,313,675	(36,613)
15 DAX 100 Index Contracts (Germany)	Sept. 2010	2,808,748	(69,608)
720 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2010	23,863,549	(245,011)
399 FTSE 100 Index Contracts (United Kingdom)	Sept. 2010	31,834,538	652,280
10 FTSE MIB Index Contracts (Italy)	Sept. 2010	1,250,149	10,355
39 Hang Seng Stock Index Contracts (Hong Kong)	Sept. 2010	5,093,779	(42,254)
10 IBEX 35 Index Contracts (Spain)	Sept. 2010	1,289,820	(30,093)
48 MSCI Index Contracts (Singapore)	Sept. 2010	2,464,262	28,998
262 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2010	3,591,226	(113,362)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
97 SFE SPI 200 Index Contracts (Australia)	Sept. 2010	$ 9,468,243	$ (131,509)
249 TOPIX Index Contracts (Japan)	Sept. 2010	23,723,458	(1,732,106)
TOTAL EQUITY INDEX CONTRACTS		$ 110,689,880	$ (1,801,025)
The face value of futures purchased as a percentage of net assets is 1.4%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
10,800,000 AUD	Sept. 2010	$ 9,601,452	854,543
24,700,000 EUR	Sept. 2010	31,305,479	1,802,564
21,000,000 GBP	Sept. 2010	32,209,726	1,961,011
2,120,000,000 JPY	Sept. 2010	25,234,296	1,996,355
26,500,000 SEK	Sept. 2010	3,585,294	308,329
		$ 101,936,247	$ 6,922,802
(Payable Amount $95,013,445)
The value of contracts to buy as a percentage of net assets - 1.3%

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,095,310.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,130
Fidelity Securities Lending Cash Central Fund	1,476,009
Total	$ 1,618,139
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,739,050,503	$ 1,378,627,116	$ 360,423,387	$ -
United Kingdom	1,635,715,493	697,269,333	938,446,160	-
France	716,635,684	540,432,315	176,203,369	-
Australia	647,657,724	550,411,674	97,246,050	-
Switzerland	632,740,537	392,927,765	239,812,772	-
Germany	584,439,954	382,880,022	201,559,932	-
Spain	290,811,834	86,934,272	203,877,562	-
Sweden	222,744,904	198,864,316	23,880,588	-
Netherlands	213,543,807	100,714,501	112,829,306	-
Austria	24,645,912	24,645,908	-	4
Ireland	19,956,214	5,238,097	14,718,113	4
Malta	73	-	-	73
Other	1,046,753,361	796,966,065	249,787,296	-
Government Obligations	14,494,300	-	14,494,300	-
Money Market Funds	454,883,098	454,883,098	-	-
Total Investments in Securities:	$ 8,244,073,398	$ 5,610,794,482	$ 2,633,278,835	$ 81
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 6,922,802	$ -	$ 6,922,802	$ -
Futures Contracts	691,633	691,633	-	-
Total Assets	$ 7,614,435	$ 691,633	$ 6,922,802	$ -
Liabilities
Futures Contracts	$ (2,492,658)	$ (2,492,658)	$ -	$ -
Total Derivative Instruments:	$ 5,121,777	$ (1,801,025)	$ 6,922,802	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,868,819
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(52,920)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	52,922
Transfers out of Level 3	(2,868,740)
Ending Balance	$ 81
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (52,920)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 691,633	$ (2,492,658)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	6,922,802	-
Total Value of Derivatives	$ 7,614,435	$ (2,492,658)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Foreign Currency Contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $268,542,291 of which $119,933,607 and $148,608,684 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $314,748,387) - See accompanying schedule: Unaffiliated issuers (cost $9,145,245,158)	$ 7,789,190,300
Fidelity Central Funds (cost $454,883,098)	454,883,098
Total Investments (cost $9,600,128,256)		$ 8,244,073,398
Foreign currency held at value (cost $9,928,716)		9,809,299
Receivable for investments sold		4,913,387
Unrealized appreciation on foreign currency contracts		6,922,802
Receivable for closed foreign currency contracts		3,106,325
Receivable for fund shares sold		44,208,369
Dividends receivable		26,449,817
Distributions receivable from Fidelity Central Funds		97,481
Receivable from investment adviser for expense reductions		683,712
Other receivables		84,042
Total assets		8,340,348,632

Liabilities
Payable for investments purchased	$ 91,590,180
Payable for fund shares redeemed	33,222,297
Accrued management fee	1,147,124
Payable for daily variation on futures contracts	1,877,138
Other affiliated payables	146,250
Collateral on securities loaned, at value	329,347,918
Total liabilities		457,330,907

Net Assets		$ 7,883,017,725
Net Assets consist of:
Paid in capital		$ 9,459,767,420
Undistributed net investment income		153,479,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(379,174,597)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,351,054,348)
Net Assets		$ 7,883,017,725
Investor Class: Net Asset Value, offering price and redemption price per share ($5,696,424,143 ÷ 185,571,809 shares)		$ 30.70
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,186,593,582 ÷ 71,225,141 shares)		$ 30.70

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 169,658,861
Interest		22,771
Income from Fidelity Central Funds (including $1,476,009 from security lending)		1,618,139
Income before foreign taxes withheld		171,299,771
Less foreign taxes withheld		(15,277,673)
Total income		156,022,098

Expenses
Management fee	$ 6,712,043
Transfer agent fees	851,543
Independent trustees' compensation	21,679
Interest	630
Miscellaneous	15,603
Total expenses before reductions	7,601,498
Expense reductions	(3,969,151)	3,632,347
Net investment income (loss)		152,389,751
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,334,375)
Foreign currency transactions	(17,629,997)
Futures contracts	(18,886,132)
Total net realized gain (loss)		(70,850,504)
Change in net unrealized appreciation (depreciation) on: Investment securities	(352,756,931)
Assets and liabilities in foreign currencies	9,518,305
Futures contracts	(1,029,260)
Total change in net unrealized appreciation (depreciation)		(344,267,886)
Net gain (loss)		(415,118,390)
Net increase (decrease) in net assets resulting from operations		$ (262,728,639)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,389,751	$ 170,279,095
Net realized gain (loss)	(70,850,504)	(16,794,816)
Change in net unrealized appreciation (depreciation)	(344,267,886)	2,073,980,180
Net increase (decrease) in net assets resulting from operations	(262,728,639)	2,227,464,459
Distributions to shareholders from net investment income	(7,642,680)	(164,471,456)
Distributions to shareholders from net realized gain	-	(26,981,713)
Total distributions	(7,642,680)	(191,453,169)
Share transactions - net increase (decrease)	486,529,241	1,776,273,606
Redemption fees	334,268	598,195
Total increase (decrease) in net assets	216,492,190	3,812,883,091

Net Assets
Beginning of period	7,666,525,535	3,853,642,444
End of period (including undistributed net investment income of $153,479,250 and undistributed net investment income of $8,732,179, respectively)	$ 7,883,017,725	$ 7,666,525,535

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.60	$ 32.69
Income from Investment Operations
Net investment income (loss) D	.61	.82	1.30	1.39	1.03	.85
Net realized and unrealized gain (loss)	(1.62)	10.93	(22.75)	(1.35)	7.00	4.72
Total from investment operations	(1.01)	11.75	(21.45)	.04	8.03	5.57
Distributions from net investment income	(.03)	(.74)	(.94)	(1.19)	(.83)	(.60)
Distributions from net realized gain	-	(.12)	-	(.36)	(.08)	(.07)
Total distributions	(.03)	(.86)	(.94)	(1.55)	(.91)	(.67)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.01
Net asset value, end of period	$ 30.70	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.60
Total Return B, C	(3.19)%	56.36%	(50.03)%	(.15)%	21.48%	17.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.85% A	2.72%	3.75%	2.95%	2.48%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,696,424	$ 5,488,131	$ 2,697,776	$ 4,515,417	$ 3,398,352	$ 1,440,236
Portfolio turnover rate F	1% A	2%	4%	4%	2%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	.61	.83	1.31	1.41	1.04	.18
Net realized and unrealized gain (loss)	(1.62)	10.93	(22.75)	(1.36)	6.99	4.03
Total from investment operations	(1.01)	11.76	(21.44)	.05	8.03	4.21
Distributions from net investment income	(.03)	(.75)	(.95)	(1.20)	(.84)	(.52)
Distributions from net realized gain	-	(.12)	-	(.36)	(.08)	-
Total distributions	(.03)	(.87)	(.95)	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	- J	- J	.01	.01	.01	- J
Net asset value, end of period	$ 30.70	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Total Return B, C	(3.18)%	56.40%	(50.02)%	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17%	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	3.88% A	2.75%	3.78%	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,186,594	$ 2,178,395	$ 1,155,867	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	1% A	2%	4%	4%	2%	2% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 4,957,778,906	$ 670,976,126	$ (979,040,447)	$ (308,064,321)
Spartan International Index	9,622,608,034	791,957,398	(2,170,492,034)	(1,378,534,636)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including futures contracts and forward foreign currency contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to the change in U.S. dollar value of securities denominated in other currencies due to changes in exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 1,028,390	$ (4,883,578)
Totals (a) (b) (c)	$ 1,028,390	$ (4,883,578)
Spartan International Index
Equity Risk
Futures Contracts	$ (18,886,132)	$ (1,029,260)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(15,522,511)	9,483,048
Totals (a) (b) (c)	$ (34,408,643)	$ 8,453,788

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Derivatives realized gain (loss) is included in the Statement of Operations.

(c) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the stock market and to fluctuations currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Forward Foreign Currency Contracts. Forward foreign currency contracts (forward currency contracts) are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. The Funds generally use forward currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates.

Forward currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Realized gain or (loss) is recognized on settlement date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions.

The U.S. dollar value of any open forward currency contracts at period end, if any, is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Forward currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Risks of loss may include foreign exchange risk and the failure by the counterparty to perform under the terms of the agreement.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	534,056,882	153,439,157
Spartan International Index	677,353,017	42,093,305

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07% and .17% of average net assets for Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of.03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets *
Spartan Extended Market Index
Investor Class	$ 445,899.03
Spartan International Index
Investor Class	851,543.03

*Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	Borrower	$ 47,911,000.47%		$ 630

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 7,618
Spartan International Index	15,603

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Spartan International Index	Expense Limitations	Reimbursement from adviser
Investor Class	.10%	$ 2,853,390
Fidelity Advantage Class	.07%	1,115,668

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Spartan Extended Market Index	$ 109
Spartan International Index	93

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
Spartan Extended Market Index
From net investment income
Investor Class	$ 906,018	$ 29,262,897
Fidelity Advantage Class	389,808	9,797,424
Total	$ 1,295,826	$ 39,060,321
From net realized gain
Investor Class	$ 30,310,920	$ 4,601,986
Fidelity Advantage Class	9,991,252	1,504,976
Total	$ 40,302,172	$ 6,106,962
Spartan International Index
From net investment income
Investor Class	$ 5,286,608	$ 117,657,978
Fidelity Advantage Class	2,356,072	46,813,478
Total	$ 7,642,680	$ 164,471,456
From net realized gain
Investor Class	$ -	$ 19,398,348
Fidelity Advantage Class	-	7,583,365
Total	$ -	$ 26,981,713

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Spartan Extended Market Index
Investor Class
Shares sold	18,943,067	33,452,793	$ 616,723,134	$ 881,626,046
Reinvestment of distributions	886,779	1,114,152	30,593,707	33,073,153
Shares redeemed	(11,872,418)	(25,183,320)	(383,127,783)	(665,774,243)
Net increase (decrease)	7,957,428	9,383,625	$ 264,189,058	$ 248,924,956
Fidelity Advantage Class
Shares sold	6,296,156	10,044,631	$ 209,806,915	$ 270,507,842
Reinvestment of distributions	268,385	337,164	9,259,288	9,999,936
Shares redeemed	(3,455,865)	(6,945,917)	(109,544,413)	(185,489,186)
Net increase (decrease)	3,108,676	3,435,878	$ 109,521,790	$ 95,018,592
Spartan International Index
Investor Class
Shares sold	33,117,635	76,265,531	$ 1,039,617,589	$ 2,328,196,896
Reinvestment of distributions	146,584	4,037,994	5,013,168	128,970,411
Shares redeemed	(20,598,384)	(36,811,365)	(646,979,919)	(1,089,998,815)
Net increase (decrease)	12,665,835	43,492,160	$ 397,650,838	$ 1,367,168,492
Fidelity Advantage Class
Shares sold	10,146,956	25,931,722	$ 325,463,058	$ 784,875,980
Reinvestment of distributions	56,532	1,406,942	1,933,406	44,852,816
Shares redeemed	(7,606,269)	(14,155,462)	(238,518,061)	(420,623,682)
Net increase (decrease)	2,597,219	13,183,202	$ 88,878,403	$ 409,105,114

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (except Class F for Spartan Total Market Index Fund), as well as each fund's relative investment performance for each class (except Class F for Spartan Total Market Index Fund) measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (Class F of Spartan Total Market Fund has less than one year of performance as of December 31, 2009.)

Spartan Extended Market Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Spartan International Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Investor Class (the class with the longer performance record) compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Spartan Total Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and the benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 14% would mean that 86% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 20 basis points to 17 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Extended Market Index Fund and Spartan Total Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Extended Market Index Fund and Spartan Total Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. In addition, the Board considered that FMR voluntarily agreed to further limit the total expenses of Investor Class and Fidelity Advantage Class of Spartan International Index Fund to 10 basis points and 7 basis points, respectively.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SIF-USAN-1010
1.790950.107

Spartan® Total Market Index
Fund
Class F

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2010

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Investor Class	.10%
Actual		$ 1,000.00	$ 961.80	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 962.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Class F	.07%
Actual		$ 1,000.00	$ 962.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	2.5
Apple, Inc.	1.9	1.5
Microsoft Corp.	1.6	1.9
Procter & Gamble Co.	1.5	1.5
AT&T, Inc.	1.4	1.2
International Business Machines Corp.	1.4	1.4
Johnson & Johnson	1.4	1.4
General Electric Co.	1.3	1.4
Berkshire Hathaway, Inc. Class B	1.3	1.3
Chevron Corp.	1.3	1.2
	15.7
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	18.0
Financials	16.6	16.7
Health Care	11.7	12.5
Consumer Discretionary	10.9	10.6
Industrials	10.6	10.4
Consumer Staples	10.2	9.9
Energy	10.0	10.3
Materials	4.0	3.8
Utilities	4.0	3.5
Telecommunication Services	3.0	2.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	57,438	$ 480,756
Amerigon, Inc. (a)(d)	19,084	197,329
BorgWarner, Inc. (a)(d)	83,923	3,663,239
Cooper Tire & Rubber Co.	46,836	758,275
Dana Holding Corp. (a)	100,789	1,034,095
Drew Industries, Inc. (a)(d)	13,018	249,034
Exide Technologies (a)(d)	50,484	211,528
Federal-Mogul Corp. Class A (a)	31,031	474,619
Fuel Systems Solutions, Inc. (a)(d)	13,523	438,551
Gentex Corp.	102,002	1,792,175
Johnson Controls, Inc.	507,484	13,463,551
Lear Corp. (a)	33,772	2,487,646
Modine Manufacturing Co. (a)(d)	29,805	296,262
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	164,942	74,504
Spartan Motors, Inc.	9,796	38,106
Standard Motor Products, Inc.	15,104	129,894
Stoneridge, Inc. (a)	3,821	32,975
Strattec Security Corp.	781	15,761
Superior Industries International, Inc. (d)	31,677	461,851
Tenneco, Inc. (a)	44,663	1,104,069
The Goodyear Tire & Rubber Co. (a)	175,000	1,617,000
TRW Automotive Holdings Corp. (a)(d)	61,723	2,145,491
		31,166,711
Automobiles - 0.4%
Ford Motor Co. (a)(d)	2,587,959	29,218,057
Harley-Davidson, Inc. (d)	172,062	4,184,548
Tesla Motors, Inc. (a)(d)	9,386	184,341
Thor Industries, Inc.	29,832	696,279
Winnebago Industries, Inc. (a)(d)	26,601	228,237
		34,511,462
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	26,459
Core-Mark Holding Co., Inc. (a)	7,226	187,081
Genuine Parts Co.	113,913	4,776,372
LKQ Corp. (a)(d)	109,133	2,029,874
		7,019,786
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	19,746	490,688
Apollo Group, Inc. Class A (non-vtg.) (a)	102,187	4,340,904
Bridgepoint Education, Inc. (a)(d)	9,730	125,712
Capella Education Co. (a)(d)	15,227	952,906
Career Education Corp. (a)(d)	52,139	913,997
Coinstar, Inc. (a)(d)	25,148	1,093,938
Corinthian Colleges, Inc. (a)(d)	57,826	282,191
CPI Corp.	6,197	135,157
DeVry, Inc.	44,000	1,676,840
Education Management Corp. (d)	15,196	122,632
Grand Canyon Education, Inc. (a)	11,221	191,767

	Shares	Value
H&R Block, Inc.	254,104	$ 3,265,236
Hillenbrand, Inc.	45,573	867,254
ITT Educational Services, Inc. (a)(d)	27,550	1,467,313
Jackson Hewitt Tax Service, Inc. (a)(d)	83,450	65,091
K12, Inc. (a)(d)	21,701	502,161
Learning Tree International, Inc.	3,821	33,778
Lincoln Educational Services Corp. (a)	11,529	125,897
Matthews International Corp. Class A	24,562	773,457
National American University Holdings, Inc.	3,000	14,670
Nobel Learning Communities, Inc. (a)	1,000	6,490
Pre-Paid Legal Services, Inc. (a)(d)	10,193	557,047
Princeton Review, Inc. (a)(d)	17,342	32,430
Regis Corp.	40,300	675,831
Service Corp. International	165,000	1,268,850
Sotheby's Class A (ltd. vtg.)	47,284	1,258,227
Steiner Leisure Ltd. (a)(d)	12,388	441,137
Stewart Enterprises, Inc. Class A (d)	64,820	308,543
Strayer Education, Inc. (d)	10,147	1,469,083
Universal Technical Institute, Inc.	28,315	437,467
Weight Watchers International, Inc.	26,055	743,089
		24,639,783
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	14,058	151,124
Ambassadors Group, Inc.	12,856	141,095
Ameristar Casinos, Inc.	11,703	192,046
Bally Technologies, Inc. (a)(d)	40,848	1,284,670
Biglari Holdings, Inc. (a)(d)	706	205,022
BJ's Restaurants, Inc. (a)(d)	25,297	605,610
Bluegreen Corp. (a)	13,016	33,321
Bob Evans Farms, Inc.	30,971	791,309
Boyd Gaming Corp. (a)(d)	57,914	401,923
Brinker International, Inc.	77,715	1,224,011
Buffalo Wild Wings, Inc. (a)(d)	16,070	672,047
Burger King Holdings, Inc.	55,286	909,455
California Pizza Kitchen, Inc. (a)	45,324	696,177
Carnival Corp. unit	317,511	9,899,993
CEC Entertainment, Inc. (a)(d)	25,244	791,904
Chipotle Mexican Grill, Inc. (a)(d)	21,789	3,286,435
Choice Hotels International, Inc. (d)	23,309	766,400
Churchill Downs, Inc. (d)	8,627	296,510
Cracker Barrel Old Country Store, Inc. (d)	21,638	965,271
Darden Restaurants, Inc.	94,731	3,908,601
Denny's Corp. (a)(d)	50,513	120,474
DineEquity, Inc. (a)	14,923	476,342
Domino's Pizza, Inc. (a)(d)	30,462	390,523
Dover Downs Gaming & Entertainment, Inc.	1,755	5,967
Dover Motorsports, Inc. (a)	11,625	20,576
Empire Resorts, Inc. (a)(d)	15,456	12,519
Gaylord Entertainment Co. (a)(d)	24,853	650,154
Great Wolf Resorts, Inc. (a)	13,290	26,314
Hyatt Hotels Corp. Class A	28,544	1,074,967
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Game Technology	233,653	$ 3,411,334
International Speedway Corp. Class A	19,173	438,870
Interval Leisure Group, Inc. (a)	34,313	429,256
Isle of Capri Casinos, Inc. (a)(d)	17,627	124,799
Jack in the Box, Inc. (a)(d)	51,581	1,040,905
Jamba, Inc. (a)(d)	40,851	72,715
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	217,155
Landry's Restaurants, Inc. (a)(d)	4,778	116,344
Las Vegas Sands Corp. (a)(d)	329,037	9,321,618
Life Time Fitness, Inc. (a)(d)	26,788	909,988
Luby's, Inc. (a)(d)	17,000	83,300
Marcus Corp.	23,391	257,301
Marriott International, Inc. Class A	239,030	7,651,350
McCormick & Schmick's Seafood Restaurants (a)(d)	16,005	99,231
McDonald's Corp.	824,008	60,202,024
MGM Mirage, Inc. (a)(d)	185,455	1,670,950
Monarch Casino & Resort, Inc. (a)	5,587	53,188
Morgans Hotel Group Co. (a)(d)	24,428	152,431
MTR Gaming Group, Inc. (a)	6,687	13,307
Multimedia Games, Inc. (a)	5,149	17,970
O'Charleys, Inc. (a)(d)	4,598	25,335
Orient Express Hotels Ltd. Class A (a)(d)	74,088	640,120
P.F. Chang's China Bistro, Inc. (d)	21,787	932,701
Panera Bread Co. Class A (a)(d)	19,435	1,553,634
Papa John's International, Inc. (a)(d)	24,389	580,702
Peet's Coffee & Tea, Inc. (a)(d)	18,056	618,960
Penn National Gaming, Inc. (a)(d)	58,555	1,650,080
Pinnacle Entertainment, Inc. (a)	72,032	705,914
Premier Exhibitions, Inc. (a)	1,600	2,704
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	455,653
Rick's Cabaret International, Inc. (a)(d)	6,660	40,293
Royal Caribbean Cruises Ltd. (a)(d)	104,458	2,565,488
Ruby Tuesday, Inc. (a)(d)	49,861	459,220
Ruth's Hospitality Group, Inc. (a)(d)	25,925	84,775
Scientific Games Corp. Class A (a)	46,137	471,059
Shuffle Master, Inc. (a)(d)	37,346	296,901
Six Flags Entertainment Corp. (a)(d)	24,000	907,440
Sonic Corp. (a)(d)	71,268	546,626
Speedway Motorsports, Inc.	7,046	93,853
Starbucks Corp.	551,378	12,676,180
Starwood Hotels & Resorts Worldwide, Inc. (d)	131,177	6,129,901
Texas Roadhouse, Inc. Class A (a)(d)	66,505	881,856
The Cheesecake Factory, Inc. (a)(d)	34,919	781,836
Town Sports International Holdings, Inc. (a)	15,248	39,950
Vail Resorts, Inc. (a)(d)	26,032	859,837
Wendy's/Arby's Group, Inc.	291,585	1,134,266
WMS Industries, Inc. (a)(d)	43,187	1,526,229
Wyndham Worldwide Corp.	132,716	3,077,684

	Shares	Value
Wynn Resorts Ltd. (d)	67,292	$ 5,424,408
Yum! Brands, Inc.	348,250	14,522,025
		175,970,426
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	1,376
American Greetings Corp. Class A	35,079	677,025
Bassett Furniture Industries, Inc. (a)	2,149	10,186
Beazer Homes USA, Inc. (a)(d)	53,752	185,982
Blyth, Inc.	10,795	411,505
Brookfield Homes Corp. (a)(d)	6,161	39,430
Cavco Industries, Inc. (a)(d)	10,167	340,696
Cobra Electronics Corp. (a)	1,200	2,616
CSS Industries, Inc.	12,000	185,280
D.R. Horton, Inc.	199,396	2,045,803
Dixie Group, Inc. (a)	3,463	11,116
Emerson Radio Corp.	27,597	68,441
Ethan Allen Interiors, Inc. (d)	19,914	268,640
Flexsteel Industries, Inc.	2,030	28,725
Fortune Brands, Inc.	111,276	4,984,052
Furniture Brands International, Inc. (a)(d)	30,000	139,500
Garmin Ltd. (d)	82,889	2,205,676
Harman International Industries, Inc. (a)	49,623	1,546,749
Helen of Troy Ltd. (a)	29,414	654,609
Hooker Furniture Corp.	15,000	140,250
Hovnanian Enterprises, Inc. Class A (a)(d)	81,239	277,837
iRobot Corp. (a)(d)	25,165	416,984
Jarden Corp.	66,000	1,778,040
KB Home (d)	66,279	683,336
Kid Brands, Inc. (a)	3,505	28,636
Koss Corp.	3,104	17,413
La-Z-Boy, Inc. (a)(d)	35,251	236,182
Leggett & Platt, Inc.	97,851	1,875,804
Lennar Corp. Class A (d)	115,000	1,514,550
Libbey, Inc. (a)(d)	9,013	101,126
Lifetime Brands, Inc. (a)(d)	300	4,092
M.D.C. Holdings, Inc. (d)	26,000	692,120
M/I Homes, Inc. (a)	28,931	272,819
Meritage Homes Corp. (a)(d)	34,176	610,383
Mohawk Industries, Inc. (a)(d)	39,500	1,750,245
National Presto Industries, Inc. (d)	4,905	490,598
Newell Rubbermaid, Inc.	205,860	3,092,017
NVR, Inc. (a)(d)	4,572	2,762,220
Palm Harbor Homes, Inc. (a)	5,872	9,689
PulteGroup, Inc. (a)(d)	238,598	1,915,942
Ryland Group, Inc.	37,577	605,365
Sealy Corp., Inc. (a)(d)	21,635	51,275
Skyline Corp.	6,539	119,729
Standard Pacific Corp. (a)(d)	114,480	399,535
Stanley Black & Decker, Inc.	117,982	6,328,554
Stanley Furniture Co., Inc. (a)(d)	5,015	19,207
Tempur-Pedic International, Inc. (a)(d)	53,437	1,432,112
Toll Brothers, Inc. (a)(d)	95,611	1,652,158
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	45,380	$ 1,785,249
Universal Electronics, Inc. (a)	16,673	318,954
Whirlpool Corp.	57,564	4,268,946
		49,458,774
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	44,771
Amazon.com, Inc. (a)	265,217	33,107,038
Blue Nile, Inc. (a)(d)	13,187	541,458
dELiA*s, Inc. (a)	3,463	4,848
Drugstore.com, Inc. (a)(d)	34,747	54,553
Expedia, Inc.	157,856	3,608,588
Gaiam, Inc. Class A	14,668	78,767
Hollywood Media Corp. (a)	1,200	1,272
HSN, Inc. (a)	32,537	855,398
Liberty Media Corp. Interactive Series A (a)	449,708	4,744,419
Netflix, Inc. (a)(d)	33,534	4,209,188
NutriSystem, Inc. (d)	31,318	549,944
Orbitz Worldwide, Inc. (a)	15,000	75,600
Overstock.com, Inc. (a)(d)	16,829	236,447
PetMed Express, Inc. (d)	40,524	626,096
Priceline.com, Inc. (a)	35,976	10,486,284
Shutterfly, Inc. (a)(d)	24,946	554,550
ValueVision Media, Inc. Class A (a)(d)	21,687	43,374
Vitacost.com, Inc.	8,309	46,530
		59,869,125
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	5,971	41,737
Brunswick Corp. (d)	79,627	1,012,059
Callaway Golf Co. (d)	72,163	451,019
Clarus Corp. (a)	3,000	18,810
Eastman Kodak Co. (a)(d)	220,440	769,336
Hasbro, Inc.	95,813	3,867,013
JAKKS Pacific, Inc. (a)(d)	21,157	315,239
Johnson Outdoors, Inc. Class A (a)(d)	2,747	27,333
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	118,290
Marine Products Corp. (a)(d)	13,658	70,748
Mattel, Inc.	272,000	5,709,280
Meade Instruments Corp. (a)	130	416
Nautilus, Inc. (a)	6,001	7,621
Polaris Industries, Inc.	28,245	1,506,306
Pool Corp. (d)	47,772	881,393
RC2 Corp. (a)	10,486	193,047
Smith & Wesson Holding Corp. (a)	106,132	397,995
Steinway Musical Instruments, Inc. (a)	5,374	83,136
Sturm Ruger & Co., Inc. (d)	42,290	544,272
		16,015,050
Media - 3.0%
A.H. Belo Corp. Class A (a)	8,701	58,123
Alloy, Inc. (a)	1,732	16,627

	Shares	Value
Arbitron, Inc.	22,064	$ 561,308
Ascent Media Corp. (a)	17,787	475,002
Ballantyne of Omaha, Inc. (a)	100	785
Belo Corp. Series A (a)	58,361	305,228
Cablevision Systems Corp. - NY Group Class A	178,361	4,475,077
Carmike Cinemas, Inc. (a)(d)	16,306	98,651
CBS Corp. Class B	479,521	6,626,980
Cinemark Holdings, Inc.	37,999	555,165
CKX, Inc. (a)(d)	40,959	192,098
Clear Channel Outdoor Holding, Inc. Class A (a)	51,451	517,083
Comcast Corp. Class A	2,149,663	36,802,231
Crown Media Holdings, Inc. Class A (a)(d)	9,666	20,685
Cumulus Media, Inc. Class A (a)(d)	44,350	93,579
Dex One Corp. (a)	39,000	332,280
DIRECTV (a)	713,305	27,048,526
Discovery Communications, Inc. (a)(d)	213,072	8,043,468
DISH Network Corp. Class A	159,591	2,864,658
DreamWorks Animation SKG, Inc. Class A (a)	50,000	1,481,500
E.W. Scripps Co. Class A (a)	13,637	92,595
Emmis Communications Corp. Class A (a)	9,275	14,284
Entercom Communications Corp. Class A (a)(d)	17,572	96,646
Entravision Communication Corp. Class A (a)(d)	53,671	83,727
Fisher Communications, Inc. (a)	3,105	51,791
Gannett Co., Inc.	173,006	2,091,643
Gray Television, Inc. (a)(d)	8,695	16,086
Harris Interactive, Inc. (a)	6,269	5,767
Harte-Hanks, Inc.	52,908	541,249
Insignia Systems, Inc. (a)	2,664	16,384
Interpublic Group of Companies, Inc. (a)(d)	360,000	3,070,800
John Wiley & Sons, Inc. Class A	34,061	1,212,231
Journal Communications, Inc. Class A (a)	22,879	90,601
Knology, Inc. (a)	33,900	397,647
Lamar Advertising Co. Class A (a)(d)	42,757	1,120,661
Lee Enterprises, Inc. (a)(d)	27,681	61,452
Liberty Global, Inc. Class A (a)(d)	184,807	5,085,889
Liberty Media Corp.:
Capital Series A (a)	65,131	2,936,105
Starz Series A (a)	40,430	2,415,288
LIN TV Corp. Class A (a)(d)	41,885	167,121
Live Nation Entertainment, Inc. (a)	127,733	1,103,613
LodgeNet Entertainment Corp. (a)(d)	15,151	38,635
Madison Square Garden, Inc. Class A (a)	42,293	828,308
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	40,978	177,845
McGraw-Hill Companies, Inc.	234,492	6,483,704
Media General, Inc. Class A (a)(d)	25,296	194,526
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Communications Corp. Class A (a)(d)	70,280	$ 406,218
Meredith Corp.	33,890	991,621
Morningstar, Inc. (a)(d)	15,035	608,166
National CineMedia, Inc.	37,485	595,637
Navarre Corp. (a)	6,926	16,830
New Frontier Media, Inc. (a)	5,971	11,106
News Corp. Class A	1,756,653	22,081,128
Omnicom Group, Inc.	234,000	8,192,340
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	22,625
PRIMEDIA, Inc.	6,332	19,946
Radio One, Inc. Class D (non-vtg.) (a)(d)	27,442	18,112
ReachLocal, Inc.	3,000	39,030
Regal Entertainment Group Class A	58,000	713,980
Rentrak Corp. (a)	600	13,224
Saga Communications, Inc. Class A (a)	233	4,078
Salem Communications Corp. Class A (a)	2,015	5,441
Scholastic Corp.	20,042	469,584
Scripps Networks Interactive, Inc. Class A	63,000	2,531,340
Sinclair Broadcast Group, Inc. Class A (a)	28,926	172,977
Sirius XM Radio, Inc. (a)(d)	2,932,520	2,803,782
Spanish Broadcasting System, Inc. Class A (a)	8,120	7,552
SuperMedia, Inc. (a)(d)	12,000	108,480
The McClatchy Co. Class A (a)(d)	42,958	115,127
The New York Times Co. Class A (a)	75,000	538,500
The Walt Disney Co.	1,380,867	45,002,456
Time Warner Cable, Inc.	266,243	13,740,801
Time Warner, Inc.	876,384	26,273,992
Valassis Communications, Inc. (a)(d)	35,675	1,045,634
Viacom, Inc. Class B (non-vtg.)	410,570	12,900,109
Virgin Media, Inc.	222,810	4,636,676
Warner Music Group Corp. (a)(d)	28,685	119,903
Washington Post Co. Class B (d)	3,838	1,382,563
World Wrestling Entertainment, Inc. Class A	47,151	661,057
		265,213,667
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	39,655	693,963
Big Lots, Inc. (a)(d)	58,502	1,828,773
Dillard's, Inc. Class A (d)	44,543	974,155
Dollar General Corp. (d)	25,592	698,918
Dollar Tree, Inc. (a)	97,704	4,428,922
Family Dollar Stores, Inc.	89,176	3,815,841
Fred's, Inc. Class A	51,615	568,797
JCPenney Co., Inc. (d)	155,000	3,100,000
Kohl's Corp. (a)	216,424	10,167,600
Macy's, Inc.	320,000	6,220,800
Nordstrom, Inc.	122,961	3,556,032

	Shares	Value
Retail Ventures, Inc. (a)	12,266	$ 103,525
Saks, Inc. (a)(d)	129,458	1,021,424
Sears Holdings Corp. (a)(d)	37,118	2,297,604
Target Corp.	511,006	26,143,067
The Bon-Ton Stores, Inc. (a)(d)	8,752	55,575
Tuesday Morning Corp. (a)	10,850	40,254
		65,715,250
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	6,553
Aarons, Inc. (d)	60,856	991,344
Abercrombie & Fitch Co. Class A	62,564	2,164,714
Advance Auto Parts, Inc.	64,287	3,501,713
Aeropostale, Inc. (a)(d)	66,423	1,414,810
America's Car Mart, Inc. (a)	7,413	185,325
American Eagle Outfitters, Inc.	125,584	1,587,382
AnnTaylor Stores Corp. (a)(d)	53,681	822,930
Asbury Automotive Group, Inc. (a)	22,589	269,487
AutoNation, Inc. (a)(d)	61,358	1,385,464
AutoZone, Inc. (a)(d)	22,273	4,672,430
Barnes & Noble, Inc. (d)	31,168	471,884
bebe Stores, Inc. (d)	14,487	82,431
Bed Bath & Beyond, Inc. (a)	194,174	6,984,439
Best Buy Co., Inc.	259,677	8,151,261
Big 5 Sporting Goods Corp.	18,888	224,106
Books-A-Million, Inc.	5,135	27,780
Borders Group, Inc. (a)(d)	41,722	45,060
Brown Shoe Co., Inc.	45,893	482,794
Build-A-Bear Workshop, Inc. (a)	4,710	23,550
Cabela's, Inc. Class A (a)(d)	24,283	378,329
Cache, Inc. (a)	3,350	14,372
CarMax, Inc. (a)	167,329	3,334,867
Casual Male Retail Group, Inc. (a)	8,101	26,004
Charming Shoppes, Inc. (a)	65,546	220,890
Chico's FAS, Inc.	125,880	1,038,510
Christopher & Banks Corp.	21,140	136,142
Citi Trends, Inc. (a)(d)	16,789	379,431
Coldwater Creek, Inc. (a)(d)	61,586	265,436
Collective Brands, Inc. (a)(d)	45,368	586,608
Conn's, Inc. (a)(d)	9,074	39,472
Cost Plus, Inc. (a)(d)	4,090	13,620
Destination Maternity Corp. (a)	1,194	31,760
Dick's Sporting Goods, Inc. (a)	59,028	1,444,415
Dress Barn, Inc. (a)(d)	50,705	1,057,199
DSW, Inc. Class A (a)(d)	21,423	508,796
Emerging Vision, Inc. (a)	3,800	133
Express, Inc. (d)	12,000	163,320
Finish Line, Inc. Class A	34,767	458,924
Foot Locker, Inc.	121,712	1,428,899
GameStop Corp. Class A (a)(d)	121,000	2,169,530
Gap, Inc.	281,498	4,754,501
Genesco, Inc. (a)(d)	23,200	585,568
Group 1 Automotive, Inc. (a)(d)	20,000	504,800
Guess?, Inc.	40,182	1,298,280
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)(d)	20,000	$ 752,600
Haverty Furniture Companies, Inc. (d)	19,389	186,328
hhgregg, Inc. (a)(d)	14,038	265,318
Hibbett Sports, Inc. (a)	26,443	612,949
Home Depot, Inc.	1,295,932	36,039,869
Hot Topic, Inc.	59,826	310,497
J. Crew Group, Inc. (a)	42,069	1,282,684
Jo-Ann Stores, Inc. (a)(d)	26,594	1,081,312
Jos. A. Bank Clothiers, Inc. (a)(d)	18,477	674,965
Kirkland's, Inc. (a)	12,446	142,009
Limited Brands, Inc.	203,338	4,798,777
Lithia Motors, Inc. Class A (sub. vtg.) (d)	24,040	183,666
Lowe's Companies, Inc.	1,106,581	22,463,594
Lumber Liquidators Holdings, Inc. (a)(d)	25,148	503,714
MarineMax, Inc. (a)(d)	11,778	77,264
Midas, Inc. (a)	17,549	121,790
Monro Muffler Brake, Inc.	22,068	924,208
New York & Co., Inc. (a)	22,599	42,034
O'Reilly Automotive, Inc. (a)(d)	100,315	4,741,890
Office Depot, Inc. (a)	198,253	676,043
OfficeMax, Inc. (a)(d)	71,517	696,576
Pacific Sunwear of California, Inc. (a)(d)	69,935	263,655
Penske Automotive Group, Inc. (a)	31,974	384,008
Perfumania Holdings, Inc. (a)	325	2,707
PetSmart, Inc.	89,000	2,838,210
Pier 1 Imports, Inc. (a)(d)	78,102	476,422
RadioShack Corp.	90,000	1,663,200
Rent-A-Center, Inc.	45,000	903,600
Ross Stores, Inc.	90,809	4,506,851
rue21, Inc.	11,740	247,597
Sally Beauty Holdings, Inc. (a)(d)	63,165	545,114
Select Comfort Corp. (a)(d)	29,583	159,748
Shoe Carnival, Inc. (a)	3,092	51,111
Signet Jewelers Ltd. (a)	62,810	1,660,696
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	37,989	334,683
Stage Stores, Inc.	27,048	301,856
Staples, Inc.	552,916	9,825,317
Stein Mart, Inc. (a)	10,292	74,360
Systemax, Inc. (d)	7,631	89,817
Talbots, Inc. (a)(d)	40,306	402,254
The Buckle, Inc. (d)	20,272	485,514
The Cato Corp. Class A (sub. vtg.)	36,044	827,210
The Children's Place Retail Stores, Inc. (a)(d)	21,041	918,650
The Men's Wearhouse, Inc.	34,678	668,592
The Pep Boys - Manny, Moe & Jack	92,510	834,440
Tiffany & Co., Inc. (d)	93,000	3,685,590
TJX Companies, Inc.	312,840	12,416,620
Tractor Supply Co.	27,000	1,835,460
Trans World Entertainment Corp. (a)	3,463	5,610

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	21,560	$ 488,334
Urban Outfitters, Inc. (a)(d)	97,206	2,947,286
Vitamin Shoppe, Inc.	6,835	166,842
West Marine, Inc. (a)	3,821	32,173
Wet Seal, Inc. Class A (a)(d)	63,290	191,136
Williams-Sonoma, Inc. (d)	65,492	1,700,172
Zale Corp. (a)(d)	26,205	40,880
Zumiez, Inc. (a)(d)	20,815	309,519
		183,198,584
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)	34,191	26,669
Carter's, Inc. (a)(d)	40,282	899,900
Cherokee, Inc.	7,207	125,474
Coach, Inc.	232,933	8,348,319
Columbia Sportswear Co. (d)	8,418	392,363
Crocs, Inc. (a)(d)	75,153	939,413
Culp, Inc. (a)	8,187	75,893
Deckers Outdoor Corp. (a)(d)	32,007	1,391,344
Fossil, Inc. (a)	37,946	1,802,056
G-III Apparel Group Ltd. (a)(d)	10,000	241,200
Hanesbrands, Inc. (a)	67,000	1,603,980
Iconix Brand Group, Inc. (a)(d)	46,366	706,386
Joe's Jeans, Inc. (a)(d)	37,810	68,814
Jones Apparel Group, Inc. (d)	72,951	1,121,986
K-Swiss, Inc. Class A (a)(d)	27,036	307,399
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	11,067	133,689
Liz Claiborne, Inc. (a)(d)	92,508	388,534
Maidenform Brands, Inc. (a)	20,939	558,443
Movado Group, Inc. (a)	10,191	103,337
NIKE, Inc. Class B	205,203	14,364,210
Oxford Industries, Inc.	10,105	199,271
Perry Ellis International, Inc. (a)	2,923	53,666
Phillips-Van Heusen Corp.	37,458	1,711,081
Polo Ralph Lauren Corp. Class A	49,437	3,744,358
Quiksilver, Inc. (a)(d)	79,544	285,563
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	30,810	784,731
Steven Madden Ltd. (a)(d)	25,320	871,768
Timberland Co. Class A (a)	52,511	843,852
True Religion Apparel, Inc. (a)(d)	27,973	491,765
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	1,116,669
Unifi, Inc. (a)	65,760	274,219
VF Corp.	62,000	4,378,440
Volcom, Inc. (a)(d)	16,142	251,654
Warnaco Group, Inc. (a)	34,500	1,444,860
Wolverine World Wide, Inc.	36,170	914,016
		50,965,322
TOTAL CONSUMER DISCRETIONARY		963,743,940
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)(d)	6,815	$ 447,814
Brown-Forman Corp. Class B (non-vtg.)	84,105	5,154,795
Celsius Holdings, Inc. (a)	8,000	14,560
Central European Distribution Corp. (a)(d)	44,764	1,024,200
Coca-Cola Bottling Co. Consolidated	3,600	179,028
Coca-Cola Enterprises, Inc.	250,414	7,126,782
Constellation Brands, Inc. Class A (sub. vtg.) (a)	150,620	2,509,329
Dr Pepper Snapple Group, Inc. (d)	182,999	6,738,023
Hansen Natural Corp. (a)	50,281	2,264,656
Jones Soda Co. (a)(d)	17,449	17,798
Molson Coors Brewing Co. Class B	120,679	5,256,777
National Beverage Corp.	8,950	128,343
PepsiCo, Inc.	1,236,388	79,351,382
The Coca-Cola Co.	1,631,607	91,239,463
		201,452,950
Food & Staples Retailing - 2.1%
Andersons, Inc.	19,232	689,083
Arden Group, Inc. Class A	100	8,748
BJ's Wholesale Club, Inc. (a)	39,726	1,666,903
Casey's General Stores, Inc. (d)	35,083	1,319,822
Costco Wholesale Corp.	335,508	18,972,977
CVS Caremark Corp.	1,039,335	28,062,045
Ingles Markets, Inc. Class A	17,056	252,088
Kroger Co.	463,214	9,139,212
Nash-Finch Co.	13,340	523,862
PriceSmart, Inc.	10,766	277,870
Rite Aid Corp. (a)	563,721	491,339
Ruddick Corp.	26,796	867,387
Safeway, Inc.	289,510	5,442,788
Spartan Stores, Inc.	28,988	378,873
SUPERVALU, Inc.	150,305	1,460,965
Susser Holdings Corp. (a)	7,000	81,270
Sysco Corp.	441,408	12,134,306
The Great Atlantic & Pacific Tea Co. (a)(d)	31,419	95,514
The Pantry, Inc. (a)	24,367	458,587
United Natural Foods, Inc. (a)(d)	29,881	1,038,066
Village Super Market, Inc. Class A	3,900	101,127
Wal-Mart Stores, Inc.	1,633,134	81,885,339
Walgreen Co.	745,686	20,044,040
Weis Markets, Inc. (d)	8,654	304,275
Whole Foods Market, Inc. (a)(d)	102,740	3,574,325
Winn-Dixie Stores, Inc. (a)(d)	49,208	322,804
		189,593,615
Food Products - 1.9%
Alico, Inc.	200	4,120
Archer Daniels Midland Co.	444,016	13,666,812
B&G Foods, Inc. Class A	20,013	213,739
Bridgford Foods Corp. (d)	400	4,704

	Shares	Value
Bunge Ltd. (d)	108,679	$ 5,759,987
Cal-Maine Foods, Inc.	13,323	395,427
Calavo Growers, Inc. (d)	5,335	104,726
Campbell Soup Co. (d)	161,675	6,024,011
Chiquita Brands International, Inc. (a)(d)	40,042	502,928
ConAgra Foods, Inc.	334,542	7,222,762
Corn Products International, Inc.	52,298	1,784,931
Darling International, Inc. (a)	67,308	506,156
Dean Foods Co. (a)(d)	127,125	1,300,489
Del Monte Foods Co.	140,731	1,835,132
Diamond Foods, Inc. (d)	21,341	901,230
Dole Food Co., Inc. (d)	26,826	231,777
Farmer Brothers Co.	3,606	51,241
Flowers Foods, Inc.	68,755	1,776,629
Fresh Del Monte Produce, Inc. (a)(d)	34,840	765,435
General Mills, Inc.	481,825	17,422,792
Green Mountain Coffee Roasters, Inc. (a)(d)	91,449	2,818,458
H.J. Heinz Co. (d)	238,494	11,027,963
Hain Celestial Group, Inc. (a)(d)	47,574	1,062,803
Harbinger Group, Inc. (a)	880	5,130
Hershey Co.	117,080	5,440,708
Hormel Foods Corp.	50,498	2,178,989
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,936	39,580
Imperial Sugar Co.	12,258	155,064
J&J Snack Foods Corp.	9,648	364,212
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	37,952
Kellogg Co.	200,674	9,969,484
Kraft Foods, Inc. Class A	1,227,767	36,771,622
Lancaster Colony Corp.	17,449	795,151
Lance, Inc.	38,093	819,380
McCormick & Co., Inc. (non-vtg.)	82,145	3,275,121
Mead Johnson Nutrition Co. Class A	153,967	8,035,538
Omega Protein Corp. (a)	7,368	40,450
Pilgrims Pride Corp. (a)(d)	35,000	219,100
Ralcorp Holdings, Inc. (a)	38,074	2,271,114
Reddy Ice Holdings, Inc. (a)(d)	29,155	61,517
Sanderson Farms, Inc.	20,062	862,867
Sara Lee Corp.	479,753	6,927,633
Seneca Foods Corp. Class A (a)(d)	2,582	64,447
Smart Balance, Inc. (a)	53,000	192,920
Smithfield Foods, Inc. (a)(d)	124,257	2,004,265
Tasty Baking Co.	200	1,284
The J.M. Smucker Co.	87,332	5,107,175
Tootsie Roll Industries, Inc. (d)	13,091	309,079
TreeHouse Foods, Inc. (a)(d)	31,250	1,296,875
Tyson Foods, Inc. Class A	213,118	3,490,873
		166,121,782
Household Products - 2.2%
Cellu Tissue Holdings, Inc.	21,889	166,794
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	40,382	377,168
Church & Dwight Co., Inc.	51,726	3,167,183
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Clorox Co.	103,665	$ 6,719,565
Colgate-Palmolive Co.	378,796	27,970,297
Energizer Holdings, Inc. (a)	48,839	3,079,299
Kimberly-Clark Corp.	320,420	20,635,048
Oil-Dri Corp. of America	750	15,398
Procter & Gamble Co.	2,204,465	131,540,427
Spectrum Brands Holdings, Inc. (a)	14,000	357,140
WD-40 Co.	17,261	607,069
		194,635,388
Personal Products - 0.3%
Alberto-Culver Co.	63,990	1,986,890
Avon Products, Inc.	326,242	9,493,642
Elizabeth Arden, Inc. (a)	20,607	337,337
Estee Lauder Companies, Inc. Class A (d)	88,690	4,972,848
Herbalife Ltd.	49,645	2,759,269
Inter Parfums, Inc. (d)	7,707	126,549
Mannatech, Inc. (a)	6,969	16,098
MediFast, Inc. (a)(d)	11,894	317,808
NBTY, Inc. (a)	40,909	2,229,131
Nu Skin Enterprises, Inc. Class A	48,093	1,229,738
Prestige Brands Holdings, Inc. (a)	32,209	238,347
Revlon, Inc. (a)	12,057	130,818
Schiff Nutrition International, Inc. (d)	9,983	85,954
USANA Health Sciences, Inc. (a)	6,205	263,713
		24,188,142
Tobacco - 1.4%
Alliance One International, Inc. (a)(d)	104,053	364,186
Altria Group, Inc.	1,587,527	35,433,603
Lorillard, Inc.	119,849	9,109,722
Philip Morris International, Inc.	1,422,838	73,190,787
Reynolds American, Inc.	121,511	6,627,210
Star Scientific, Inc. (a)(d)	56,989	84,914
Universal Corp. (d)	18,429	657,178
Vector Group Ltd. (d)	25,347	482,860
		125,950,460
TOTAL CONSUMER STAPLES		901,942,337
ENERGY - 10.0%
Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	86,398
Atwood Oceanics, Inc. (a)(d)	44,460	1,115,057
Baker Hughes, Inc.	317,647	11,937,174
Basic Energy Services, Inc. (a)(d)	29,402	211,106
Boots & Coots/International Well Control, Inc. (a)	29,984	89,352
Bristow Group, Inc. (a)(d)	26,059	859,947
Bronco Drilling Co., Inc. (a)(d)	23,244	91,581
Cal Dive International, Inc. (a)	86,617	395,840
Cameron International Corp. (a)	179,362	6,596,934

	Shares	Value
Carbo Ceramics, Inc. (d)	19,165	$ 1,451,365
Complete Production Services, Inc. (a)	59,235	1,044,905
Dawson Geophysical Co. (a)(d)	9,156	221,209
Diamond Offshore Drilling, Inc. (d)	48,328	2,811,723
Dresser-Rand Group, Inc. (a)(d)	55,969	1,988,019
Dril-Quip, Inc. (a)(d)	21,965	1,161,290
Exterran Holdings, Inc. (a)(d)	50,379	1,114,887
FMC Technologies, Inc. (a)(d)	94,268	5,830,476
Global Geophysical Services, Inc. (a)	17,627	104,176
Global Industries Ltd. (a)(d)	92,739	423,354
Gulf Island Fabrication, Inc.	12,498	185,970
Gulfmark Offshore, Inc. Class A (a)(d)	20,801	560,795
Halliburton Co.	679,289	19,162,743
Helix Energy Solutions Group, Inc. (a)(d)	77,302	703,448
Helmerich & Payne, Inc.	66,558	2,465,308
Hercules Offshore, Inc. (a)(d)	96,203	205,874
Hornbeck Offshore Services, Inc. (a)(d)	48,573	767,453
ION Geophysical Corp. (a)(d)	75,779	259,164
Key Energy Services, Inc. (a)(d)	111,897	896,295
Lufkin Industries, Inc.	27,828	1,075,830
Matrix Service Co. (a)	22,497	191,449
McDermott International, Inc. (a)	175,697	2,252,436
Mitcham Industries, Inc. (a)	1,791	11,498
Nabors Industries Ltd. (a)	207,692	3,256,611
National Oilwell Varco, Inc.	312,633	11,751,874
Natural Gas Services Group, Inc. (a)	22,504	319,557
Newpark Resources, Inc. (a)(d)	99,384	867,622
Oceaneering International, Inc. (a)	41,676	2,084,217
Oil States International, Inc. (a)(d)	41,683	1,718,590
OYO Geospace Corp. (a)(d)	1,552	76,436
Parker Drilling Co. (a)(d)	77,885	282,723
Patterson-UTI Energy, Inc.	107,115	1,581,017
PHI, Inc. (non-vtg.) (a)	17,859	258,956
Pioneer Drilling Co. (a)	54,390	295,882
Pride International, Inc. (a)	112,385	2,646,667
Rowan Companies, Inc. (a)(d)	75,206	1,933,546
RPC, Inc. (d)	19,909	324,716
Schlumberger Ltd.	1,035,710	55,234,414
SEACOR Holdings, Inc. (a)	18,718	1,472,545
Seahawk Drilling, Inc. (a)	17,272	124,358
Superior Energy Services, Inc. (a)	53,741	1,155,432
Superior Well Services, Inc. (a)(d)	41,335	914,744
T-3 Energy Services, Inc. (a)(d)	9,010	198,941
Tesco Corp. (a)	29,100	288,672
TETRA Technologies, Inc. (a)	58,187	488,189
Tidewater, Inc.	33,470	1,341,478
Trico Marine Services, Inc. (a)	3,463	938
Union Drilling, Inc. (a)	1,488	6,949
Unit Corp. (a)(d)	36,543	1,245,020
Willbros Group, Inc. (a)	30,833	241,422
		156,384,572
Oil, Gas & Consumable Fuels - 8.2%
Alon USA Energy, Inc. (d)	10,971	59,463
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. (a)	86,921	$ 3,227,377
American Oil & Gas, Inc. NV (a)(d)	33,354	228,475
Anadarko Petroleum Corp.	379,004	17,430,394
Apache Corp.	257,498	23,136,195
Arch Coal, Inc.	118,866	2,675,674
Atlas Energy, Inc. (a)	57,668	1,568,570
ATP Oil & Gas Corp. (a)(d)	27,153	309,816
Berry Petroleum Co. Class A (d)	37,030	1,005,365
Bill Barrett Corp. (a)(d)	31,882	1,038,078
BPZ Energy, Inc. (a)(d)	90,823	358,751
Brigham Exploration Co. (a)	87,570	1,341,572
Cabot Oil & Gas Corp.	72,694	2,023,801
Callon Petroleum Co. (a)(d)	25,119	92,940
Carrizo Oil & Gas, Inc. (a)(d)	28,358	594,384
Cheniere Energy, Inc. (a)(d)	43,057	104,198
Chesapeake Energy Corp.	495,378	10,244,417
Chevron Corp.	1,533,644	113,735,039
Cimarex Energy Co.	64,000	4,186,880
Clayton Williams Energy, Inc. (a)	9,020	412,936
Clean Energy Fuels Corp. (a)(d)	35,651	515,157
Cloud Peak Energy, Inc.	35,356	559,332
Cobalt International Energy, Inc.	50,900	415,344
Comstock Resources, Inc. (a)(d)	34,313	746,994
Concho Resources, Inc. (a)	56,870	3,322,345
ConocoPhillips	1,060,784	55,616,905
CONSOL Energy, Inc.	169,580	5,460,476
Contango Oil & Gas Co. (a)	23,082	1,012,146
Continental Resources, Inc. (a)(d)	25,537	1,034,759
Crosstex Energy, Inc. (a)(d)	40,800	303,144
CVR Energy, Inc. (a)(d)	42,262	300,905
Delek US Holdings, Inc.	38,177	256,168
Delta Petroleum Corp. (a)(d)	221,863	153,085
Denbury Resources, Inc. (a)(d)	294,127	4,335,432
Devon Energy Corp.	322,047	19,412,993
DHT Holdings, Inc.	69,764	269,987
El Paso Corp.	532,668	6,067,089
Endeavor International Corp. (a)(d)	69,592	82,119
Energy Partners Ltd. (a)	16,192	176,979
EOG Resources, Inc.	191,233	16,612,411
Evergreen Energy, Inc. (a)(d)	2,157	3,818
EXCO Resources, Inc.	127,368	1,713,100
Exxon Mobil Corp.	3,903,008	230,901,894
Forest Oil Corp. (a)(d)	86,764	2,266,276
Frontier Oil Corp.	82,000	960,220
FX Energy, Inc. (a)(d)	15,412	49,473
Gasco Energy, Inc. (a)	113,818	33,007
Gastar Exploration Ltd. (a)	18,757	56,271
General Maritime Corp.	67,360	301,099
Georesources, Inc. (a)	5,987	90,464
GMX Resources, Inc. (a)(d)	86,977	369,652
Goodrich Petroleum Corp. (a)(d)	26,950	357,896

	Shares	Value
Green Plains Renewable Energy, Inc. (a)	6,894	$ 64,114
Gulfport Energy Corp. (a)	16,997	193,256
Harvest Natural Resources, Inc. (a)(d)	38,697	271,266
Hess Corp.	224,867	11,299,567
HKN, Inc. (a)	68	190
Holly Corp. (d)	30,000	780,300
Houston American Energy Corp. (d)	8,657	77,913
Hyperdynamics Corp. (a)(d)	84,243	92,667
International Coal Group, Inc. (a)(d)	105,442	481,870
James River Coal Co. (a)(d)	48,118	761,227
Kodiak Oil & Gas Corp. (a)	87,849	216,109
Magellan Petroleum Corp. (a)	41,755	70,148
Magnum Hunter Resources Corp. (a)(d)	31,385	121,146
Marathon Oil Corp.	538,986	16,433,683
Mariner Energy, Inc. (a)(d)	72,203	1,652,727
Massey Energy Co.	80,771	2,322,166
McMoRan Exploration Co. (a)(d)	70,123	995,045
Murphy Oil Corp.	141,610	7,584,632
Newfield Exploration Co. (a)	98,875	4,746,989
Noble Energy, Inc.	130,428	9,101,266
Northern Oil & Gas, Inc. (a)(d)	24,975	350,649
Oasis Petroleum, Inc. (a)	30,000	494,100
Occidental Petroleum Corp.	621,425	45,413,739
Overseas Shipholding Group, Inc. (d)	20,609	663,610
Pacific Ethanol, Inc. (a)(d)	101,720	58,286
Patriot Coal Corp. (a)(d)	62,301	640,454
Peabody Energy Corp.	204,124	8,736,507
Penn Virginia Corp. (d)	47,991	668,995
Petrohawk Energy Corp. (a)	219,767	3,322,877
Petroleum Development Corp. (a)	23,037	619,695
Petroquest Energy, Inc. (a)(d)	106,651	637,773
Pioneer Natural Resources Co.	85,421	4,939,042
Plains Exploration & Production Co. (a)	101,000	2,411,880
QEP Resources, Inc.	128,553	3,731,894
Quicksilver Resources, Inc. (a)(d)	101,422	1,237,348
Range Resources Corp. (d)	116,939	3,953,708
Rentech, Inc. (a)(d)	148,574	104,002
Resolute Energy Corp. (a)(d)	31,183	333,034
Rex American Resources Corp. (a)	3,513	45,880
Rex Energy Corp. (a)	16,433	185,857
Rosetta Resources, Inc. (a)(d)	40,250	792,925
SandRidge Energy, Inc. (a)(d)	293,549	1,185,938
Ship Finance International Ltd. (NY Shares)	36,305	635,701
SM Energy Co.	42,000	1,595,580
Southern Union Co.	95,245	2,143,013
Southwestern Energy Co. (a)	261,533	8,557,360
Spectra Energy Corp.	482,000	9,803,880
Stone Energy Corp. (a)(d)	36,595	413,889
Sunoco, Inc.	84,200	2,835,856
Swift Energy Co. (a)(d)	27,100	730,345
Syntroleum Corp. (a)	28,735	43,390
Teekay Corp.	38,589	938,099
Tesoro Corp. (d)	105,000	1,179,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Toreador Resources Corp. (a)(d)	11,881	$ 96,474
Ultra Petroleum Corp. (a)	112,569	4,391,317
Uranium Energy Corp. (a)	27,597	70,096
Uranium Resources, Inc. (a)	35,013	22,758
USEC, Inc. (a)(d)	96,626	454,142
Vaalco Energy, Inc. (d)	79,391	451,735
Valero Energy Corp.	422,727	6,666,405
Venoco, Inc. (a)(d)	12,178	215,551
Verenium Corp. (a)(d)	607	1,851
W&T Offshore, Inc.	42,447	383,721
Warren Resources, Inc. (a)	39,635	122,076
Western Refining, Inc. (a)(d)	33,616	146,566
Westmoreland Coal Co. (a)	6,000	55,980
Whiting Petroleum Corp. (a)(d)	36,279	3,077,910
Williams Companies, Inc.	431,208	7,817,801
World Fuel Services Corp. (d)	52,000	1,328,080
		729,504,465
TOTAL ENERGY		885,889,037
FINANCIALS - 16.6%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)(d)	36,689	2,355,801
Ameriprise Financial, Inc.	188,606	8,219,449
Arlington Asset Investment Corp.	5,868	116,421
Artio Global Investors, Inc. Class A	18,629	258,012
Bank of New York Mellon Corp.	929,888	22,568,382
BGC Partners, Inc. Class A	66,078	340,962
BlackRock, Inc. Class A	31,304	4,443,603
Calamos Asset Management, Inc. Class A	25,805	244,115
Charles Schwab Corp.	737,117	9,405,613
Cohen & Steers, Inc.	20,212	431,324
Cowen Group, Inc. Class A (a)	17,367	59,569
Deerfield Capital Corp. (a)	4,533	26,065
Duff & Phelps Corp. Class A	11,475	114,635
E*TRADE Financial Corp. (a)	147,770	1,833,826
Eaton Vance Corp. (non-vtg.)	83,605	2,172,894
Evercore Partners, Inc. Class A	15,609	382,264
FBR Capital Markets Corp. (a)(d)	41,772	142,860
Federated Investors, Inc. Class B (non-vtg.) (d)	71,655	1,494,007
Financial Engines, Inc. (a)(d)	3,460	46,226
Franklin Resources, Inc.	119,801	11,561,995
GAMCO Investors, Inc. Class A	7,076	249,783
GFI Group, Inc.	80,788	361,930
Gleacher & Co., Inc. (a)	42,081	70,696
GLG Partners, Inc. (a)(d)	221,482	990,025
Goldman Sachs Group, Inc.	329,975	45,186,777
Greenhill & Co., Inc. (d)	21,320	1,501,568
HFF, Inc. (a)	4,989	39,762

	Shares	Value
International Assets Holding Corp. (a)(d)	3,399	$ 55,642
Invesco Ltd.	322,744	5,841,666
Investment Technology Group, Inc. (a)	32,927	437,600
Janus Capital Group, Inc. (d)	156,315	1,419,340
Jefferies Group, Inc. (d)	90,236	2,031,212
JMP Group, Inc.	3,457	19,809
KBW, Inc.	25,676	564,102
Knight Capital Group, Inc. Class A (a)(d)	70,244	834,499
LaBranche & Co., Inc. (a)(d)	68,828	267,741
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,526
Legg Mason, Inc.	116,767	2,957,708
MF Global Holdings Ltd. (a)(d)	84,807	559,726
Morgan Stanley	975,646	24,088,700
National Holdings Corp. (a)	1,200	588
Northern Trust Corp.	187,328	8,643,314
optionsXpress Holdings, Inc. (a)(d)	43,413	618,201
Paulson Capital Corp. (a)(d)	3,105	3,819
Penson Worldwide, Inc. (a)(d)	22,876	105,458
Piper Jaffray Companies (a)(d)	16,738	462,304
Raymond James Financial, Inc.	71,722	1,655,344
Safeguard Scientifics, Inc. (a)(d)	23,968	275,632
Sanders Morris Harris Group, Inc. (d)	28,032	144,365
SEI Investments Co.	112,087	1,983,940
Siebert Financial Corp. (a)	2,700	5,778
State Street Corp.	374,300	13,130,444
Stifel Financial Corp. (a)(d)	25,626	1,109,093
SWS Group, Inc.	28,138	202,875
T. Rowe Price Group, Inc.	193,849	8,486,709
TD Ameritrade Holding Corp. (a)	178,265	2,604,452
Teton Advisors, Inc. (a)	106	742
TradeStation Group, Inc. (a)(d)	56,768	333,228
U.S. Global Investments, Inc. Class A	8,884	49,484
Virtus Investment Partners, Inc. (a)	3,567	94,633
Waddell & Reed Financial, Inc. Class A	60,354	1,388,746
Westwood Holdings Group, Inc.	1,501	45,931
		195,042,915
Commercial Banks - 3.0%
1st Source Corp.	10,000	162,200
Alliance Financial Corp.	3,000	85,290
Ameris Bancorp (d)	16,909	132,567
Arrow Financial Corp.	8,096	184,589
Associated Banc-Corp.	124,600	1,502,676
BancFirst Corp.	9,220	342,984
BancorpSouth, Inc.	71,921	916,993
BancTrust Financial Group, Inc. (a)(d)	4,882	14,939
Bank of Granite Corp. (a)(d)	15,998	14,078
Bank of Hawaii Corp.	35,000	1,563,100
Bank of the Ozarks, Inc.	28,624	1,051,646
Banner Corp. (d)	51,423	105,417
Bar Harbor Bankshares (d)	3,125	86,875
BB&T Corp.	530,464	11,733,864
BCB Bancorp, Inc.	3,273	28,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	17,874	$ 794,321
Boston Private Financial Holdings, Inc. (d)	58,029	363,842
Bryn Mawr Bank Corp.	2,149	35,072
Capital City Bank Group, Inc.	6,535	71,493
CapitalSource, Inc.	227,700	1,149,885
Capitol Bancorp Ltd. (a)(d)	7,732	8,428
Cardinal Financial Corp.	10,620	97,492
Cascade Bancorp (a)(d)	17,960	9,698
Cathay General Bancorp	49,559	475,271
Center Bancorp, Inc.	5,692	41,722
Central Pacific Financial Corp. (a)(d)	43,309	67,995
Chemical Financial Corp.	23,201	448,243
CIT Group, Inc. (a)(d)	133,464	4,895,460
Citizens & Northern Corp.	10,210	107,613
Citizens Banking Corp., Michigan (a)	281,585	219,636
City Holding Co. (d)	25,793	736,390
City National Corp. (d)	38,448	1,862,421
CoBiz, Inc.	28,248	150,562
Columbia Banking Systems, Inc.	23,838	424,555
Comerica, Inc.	133,116	4,580,522
Commerce Bancshares, Inc.	55,202	1,972,367
Community Bank System, Inc. (d)	31,618	713,934
Community Capital Corp. (a)	483	1,565
Community Trust Bancorp, Inc.	13,467	354,721
Cullen/Frost Bankers, Inc.	44,600	2,285,750
CVB Financial Corp. (d)	87,295	596,225
Danvers Bancorp, Inc.	12,572	189,460
East West Bancorp, Inc.	122,111	1,785,263
Eastern Virgina Bankshares, Inc.	955	3,314
Enterprise Financial Services Corp.	4,000	32,400
Fidelity Southern Corp.	3,599	23,286
Fifth Third Bancorp	598,702	6,615,657
Financial Institutions, Inc.	2,005	28,792
First Bancorp, North Carolina	10,694	129,825
First Bancorp, Puerto Rico (a)(d)	61,810	22,505
First Busey Corp.	42,707	182,786
First Citizen Bancshares, Inc.	4,345	729,830
First Commonwealth Financial Corp.	70,774	350,331
First Community Bancshares, Inc.	8,000	103,280
First Financial Bancorp, Ohio	45,155	720,222
First Financial Bankshares, Inc. (d)	21,831	975,191
First Financial Corp., Indiana (d)	10,280	295,447
First Horizon National Corp. (d)	169,698	1,710,556
First Interstate Bancsystem, Inc.	5,000	57,100
First M&F Corp.	2,524	9,717
First Merchants Corp.	29,096	224,912
First Midwest Bancorp, Inc., Delaware	52,332	574,605
First United Corp.	3,511	14,290
FirstMerit Corp.	76,880	1,330,024
FNB Corp., North Carolina (a)(d)	2,866	1,834

	Shares	Value
FNB Corp., Pennsylvania	100,799	$ 783,208
Fulton Financial Corp.	155,049	1,283,806
Glacier Bancorp, Inc.	58,280	806,595
Great Southern Bancorp, Inc. (d)	7,927	159,174
Green Bankshares, Inc. (a)(d)	8,074	54,500
Guaranty Bancorp (a)	16,227	23,042
Hancock Holding Co.	29,737	809,441
Hanmi Financial Corp. (a)(d)	244,842	296,259
Hawthorn Bancshares, Inc.	1,549	13,926
Heartland Financial USA, Inc.	8,001	112,414
Heritage Commerce Corp. (a)	7,114	23,547
Heritage Financial Corp., Washington (a)(d)	1,630	20,701
Home Bancshares, Inc.	29,199	628,946
Hudson Valley Holding Corp.	5,755	93,576
Huntington Bancshares, Inc.	532,328	2,816,015
IBERIABANK Corp.	22,732	1,108,185
Independent Bank Corp., Massachusetts	30,181	632,896
Independent Bank Corp., Michigan	13,306	2,528
Integra Bank Corp. (a)(d)	11,329	7,907
International Bancshares Corp.	45,000	702,000
Intervest Bancshares Corp. Class A (a)	7,165	15,405
Investors Bancorp, Inc. (a)	40,000	424,800
KeyCorp	665,054	4,901,448
Lakeland Bancorp, Inc.	10,000	79,200
Lakeland Financial Corp.	8,000	148,320
M&T Bank Corp.	65,274	5,590,065
Macatawa Bank Corp. (a)(d)	13,284	18,199
MainSource Financial Group, Inc.	8,776	53,270
Marshall & Ilsley Corp.	391,717	2,565,746
MB Financial, Inc.	34,327	514,218
MBT Financial Corp. (a)(d)	1,800	2,628
Merchants Bancshares, Inc.	4,149	97,045
Metro Bancorp, Inc. (a)	8,799	81,391
Midsouth Bancorp, Inc.	4,009	49,070
Nara Bancorp, Inc. (a)	35,918	214,430
National Penn Bancshares, Inc.	140,507	816,346
NBT Bancorp, Inc.	31,130	635,675
NewBridge Bancorp (a)	8,389	29,026
North Valley Bancorp (a)	4,941	8,400
Northern States Financial Corp. (a)	1,314	2,260
Northrim Bancorp, Inc.	3,414	54,931
Northway Financial, Inc.	998	7,735
Old National Bancorp, Indiana	71,743	661,470
Old Second Bancorp, Inc. (d)	21,643	17,966
OmniAmerican Bancorp, Inc. (a)	8,000	88,960
Oriental Financial Group, Inc.	23,277	308,420
Pacific Capital Bancorp (a)(d)	107,005	87,733
Pacific Capital Bancorp rights (a)	1,640,921	16
Pacific Premier Bancorp, Inc. (a)	40	164
PacWest Bancorp	40,763	695,417
Park National Corp. (d)	10,079	605,244
Peoples Bancorp, Inc. (d)	1,660	20,069
Peoples Financial Corp., Mississippi	3,102	44,669
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)(d)	34,998	$ 299,583
PNC Financial Services Group, Inc.	402,184	20,495,297
Popular, Inc. (a)	455,721	1,166,646
Preferred Bank, Los Angeles California (a)	6,582	10,794
Premier Financial Bancorp, Inc.	134	898
Princeton National Bancorp, Inc. (d)	2,956	16,406
PrivateBancorp, Inc. (d)	49,798	520,887
Prosperity Bancshares, Inc.	38,585	1,097,743
Regions Financial Corp.	900,505	5,790,247
Renasant Corp. (d)	26,193	351,248
Republic Bancorp, Inc., Kentucky Class A	21,178	411,277
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,140	8,321
S&T Bancorp, Inc. (d)	33,224	563,811
S.Y. Bancorp, Inc.	7,621	180,694
Sandy Spring Bancorp, Inc.	12,869	188,273
SCBT Financial Corp.	10,000	287,500
Seacoast Banking Corp., Florida (a)	15,254	18,457
Shore Bancshares, Inc.	3,440	33,230
Signature Bank, New York (a)(d)	35,833	1,309,338
Simmons First National Corp. Class A	10,974	278,520
Smithtown Bancorp, Inc. (d)	21,154	78,058
South Financial Group, Inc.	168,667	47,682
Southside Bancshares, Inc.	10,593	192,157
Southwest Bancorp, Inc., Oklahoma	17,968	213,999
State Bancorp, Inc., New York (d)	4,423	37,507
StellarOne Corp.	13,915	143,951
Sterling Bancorp, New York	19,177	166,840
Sterling Bancshares, Inc. (d)	95,935	475,838
Sterling Financial Corp., Washington (a)(d)	32,433	18,960
Suffolk Bancorp (d)	11,495	270,707
Sun Bancorp, Inc., New Jersey (a)(d)	3,985	19,925
SunTrust Banks, Inc.	380,701	8,561,965
Superior Bancorp (a)(d)	3,571	3,750
Susquehanna Bancshares, Inc., Pennsylvania (d)	126,421	999,990
SVB Financial Group (a)(d)	30,500	1,133,685
Synovus Financial Corp. (d)	359,778	741,143
Taylor Capital Group, Inc. (a)(d)	7,332	70,900
TCF Financial Corp. (d)	118,445	1,691,395
Texas Capital Bancshares, Inc. (a)(d)	37,386	572,006
TIB Financial Corp. (d)	2,277	865
TIB Financial Corp. rights (a)	22,770	5,237
Tompkins Financial Corp.	7,085	260,303
TowneBank (d)	21,000	300,300
Trico Bancshares	14,031	194,610
Trustmark Corp.	48,414	923,255
U.S. Bancorp, Delaware	1,473,419	30,647,115
UMB Financial Corp.	26,040	830,155
Umpqua Holdings Corp.	85,601	890,250

	Shares	Value
Union/First Market Bankshares Corp.	7,261	$ 84,228
United Bankshares, Inc., West Virginia (d)	33,000	759,330
United Community Banks, Inc., Georgia (d)	79,388	196,882
Univest Corp. of Pennsylvania	4,000	64,000
Valley National Bancorp	115,762	1,508,379
Virginia Commerce Bancorp, Inc. (a)(d)	28,207	155,703
VIST Financial Corp.	1,594	11,477
Washington Banking Co., Oak Harbor	6,532	78,776
Washington Trust Bancorp, Inc. (d)	8,654	156,551
Webster Financial Corp.	50,087	805,900
Wells Fargo & Co.	3,742,012	88,124,383
WesBanco, Inc.	21,326	325,222
West Coast Bancorp (d)	21,337	50,355
Westamerica Bancorp.	26,362	1,336,026
Western Alliance Bancorp. (a)(d)	56,306	344,593
Whitney Holding Corp. (d)	69,748	518,228
Wilmington Trust Corp., Delaware (d)	66,212	582,666
Wilshire Bancorp, Inc. (d)	14,330	88,846
Wintrust Financial Corp.	31,370	902,201
Zions Bancorporation (d)	122,258	2,253,215
		266,588,159
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	28,794	96,460
American Express Co.	814,555	32,476,308
AmeriCredit Corp. (a)	46,555	1,126,631
Capital One Financial Corp.	348,976	13,212,231
Cardtronics, Inc. (a)	16,623	230,229
Cash America International, Inc. (d)	22,062	675,759
CompuCredit Holdings Corp.	12,844	56,128
Consumer Portfolio Services, Inc. (a)	2,866	2,321
Credit Acceptance Corp. (a)	4,022	227,846
Discover Financial Services	408,461	5,926,769
Dollar Financial Corp. (a)(d)	20,747	401,247
EZCORP, Inc. (non-vtg.) Class A (a)(d)	38,049	684,121
First Cash Financial Services, Inc. (a)(d)	23,673	564,838
First Marblehead Corp. (a)(d)	60,351	123,720
Nelnet, Inc. Class A	25,839	566,132
Rewards Network, Inc.	939	13,015
SLM Corp. (a)	362,723	4,008,089
Student Loan Corp.	1,260	23,499
World Acceptance Corp. (a)	17,760	723,720
		61,139,063
Diversified Financial Services - 3.4%
Asset Acceptance Capital Corp. (a)(d)	7,523	28,813
Asta Funding, Inc. (d)	5,197	42,356
Bank of America Corp.	7,580,230	94,373,864
CBOE Holdings, Inc. (d)	9,477	198,164
Citigroup, Inc. (a)	16,093,977	59,869,594
CME Group, Inc.	50,894	12,625,784
Encore Capital Group, Inc. (a)	11,268	223,219
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Interactive Brokers Group, Inc. (a)(d)	44,702	$ 723,725
IntercontinentalExchange, Inc. (a)	54,681	5,225,316
JPMorgan Chase & Co.	3,038,016	110,462,262
Leucadia National Corp. (a)(d)	141,487	3,020,747
Life Partners Holdings, Inc. (d)	17,373	256,599
MarketAxess Holdings, Inc.	26,498	405,154
Marlin Business Services Corp. (a)	13,466	131,294
Medallion Financial Corp.	100	705
MicroFinancial, Inc.	100	397
Moody's Corp.	148,805	3,145,738
MSCI, Inc. Class A (a)	82,609	2,470,009
NewStar Financial, Inc. (a)	20,000	134,200
NYSE Euronext	191,967	5,325,165
PHH Corp. (a)(d)	54,943	1,016,995
PICO Holdings, Inc. (a)(d)	16,549	462,048
Portfolio Recovery Associates, Inc. (a)	12,533	798,352
Resource America, Inc. Class A	2,747	13,982
The NASDAQ Stock Market, Inc. (a)	115,446	2,067,638
		303,022,120
Insurance - 4.2%
21st Century Holding Co.	1,486	5,364
AFLAC, Inc.	356,076	16,824,591
Alleghany Corp.	5,090	1,515,039
Allied World Assurance Co. Holdings Ltd.	27,000	1,359,990
Allstate Corp.	380,360	10,497,936
AMBAC Financial Group, Inc. (a)(d)	410,618	224,197
American Equity Investment Life Holding Co. (d)	59,688	566,439
American Financial Group, Inc.	55,143	1,586,464
American Independence Corp. (a)	587	2,788
American International Group, Inc. (a)(d)	92,548	3,140,154
American National Insurance Co.	12,119	927,831
American Physicians Capital, Inc.	15,330	633,742
Amerisafe, Inc. (a)(d)	26,805	470,964
Amtrust Financial Services, Inc. (d)	27,691	377,982
Aon Corp. (d)	184,786	6,696,645
Arch Capital Group Ltd. (a)(d)	36,093	2,880,221
Argo Group International Holdings, Ltd.	30,409	926,562
Arthur J. Gallagher & Co. (d)	72,973	1,813,379
Aspen Insurance Holdings Ltd.	52,864	1,501,338
Assurant, Inc.	85,940	3,141,966
Assured Guaranty Ltd.	133,163	2,057,368
Axis Capital Holdings Ltd.	86,870	2,682,546
Baldwin & Lyons, Inc. Class B	4,120	91,423
Berkshire Hathaway, Inc. Class B (a)(d)	1,460,279	115,040,780
Brown & Brown, Inc.	86,485	1,646,674
Cincinnati Financial Corp. (d)	101,381	2,704,845
Citizens, Inc. Class A (a)(d)	10,251	69,092
CNA Financial Corp. (a)	15,858	412,625
CNA Surety Corp. (a)	10,202	170,986

	Shares	Value
CNO Financial Group, Inc. (a)(d)	192,391	$ 910,009
Crawford & Co. Class B (a)(d)	12,173	32,502
Delphi Financial Group, Inc. Class A	36,189	807,015
Donegal Group, Inc. Class A	4,000	43,840
eHealth, Inc. (a)(d)	26,465	268,090
EMC Insurance Group	5,875	120,908
Employers Holdings, Inc.	42,267	619,634
Endurance Specialty Holdings Ltd.	38,455	1,416,682
Enstar Group Ltd. (a)(d)	5,811	404,562
Erie Indemnity Co. Class A	22,010	1,155,525
Everest Re Group Ltd.	42,336	3,350,471
FBL Financial Group, Inc. Class A	15,106	347,438
Fidelity National Financial, Inc. Class A	156,945	2,277,272
First Acceptance Corp. (a)	4,717	8,255
First American Financial Corp.	116,084	1,721,526
First Mercury Financial Corp.	26,399	240,495
Flagstone Reinsurance Holdings Ltd.	22,474	226,313
FPIC Insurance Group, Inc. (a)(d)	16,239	492,854
Gainsco, Inc. (a)	24	176
Genworth Financial, Inc. Class A (a)	371,605	4,024,482
Global Indemnity PLC (a)	15,947	263,444
Greenlight Capital Re, Ltd. (a)	18,783	434,263
Hanover Insurance Group, Inc. (d)	35,000	1,518,300
Harleysville Group, Inc.	9,568	305,028
Hartford Financial Services Group, Inc.	332,493	6,703,059
HCC Insurance Holdings, Inc.	77,000	1,942,710
Hilltop Holdings, Inc. (a)	49,607	489,621
Horace Mann Educators Corp.	44,112	723,437
Independence Holding Co.	2,923	19,292
Infinity Property & Casualty Corp.	16,435	761,762
Investors Title Co.	1,263	36,627
Kansas City Life Insurance Co.	1,314	40,024
Lincoln National Corp.	229,662	5,364,904
Loews Corp.	258,495	9,083,514
Maiden Holdings Ltd.	60,916	446,514
Markel Corp. (a)(d)	7,102	2,327,467
Marsh & McLennan Companies, Inc.	411,065	9,750,462
MBIA, Inc. (a)(d)	150,430	1,408,025
Meadowbrook Insurance Group, Inc.	54,430	467,554
Mercury General Corp.	16,723	655,876
MetLife, Inc.	443,493	16,675,337
Montpelier Re Holdings Ltd.	74,764	1,184,262
National Financial Partners Corp. (a)(d)	44,490	473,374
National Security Group, Inc.	1,845	18,911
National Western Life Insurance Co. Class A	1,133	145,092
Navigators Group, Inc. (a)(d)	13,450	562,614
Nymagic, Inc.	5,552	141,743
Old Republic International Corp. (d)	172,132	2,199,847
OneBeacon Insurance Group Ltd.	23,931	312,300
PartnerRe Ltd.	57,406	4,273,877
Phoenix Companies, Inc. (a)(d)	71,358	127,017
Platinum Underwriters Holdings Ltd.	39,456	1,586,526
PMA Capital Corp. Class A (a)	23,448	162,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Presidential Life Corp.	6,351	$ 54,873
Primerica, Inc.	14,313	301,002
Principal Financial Group, Inc. (d)	226,295	5,216,100
ProAssurance Corp. (a)	21,839	1,156,375
Progressive Corp.	478,860	9,481,428
Protective Life Corp.	64,249	1,200,171
Prudential Financial, Inc.	351,862	17,793,661
Reinsurance Group of America, Inc.	53,394	2,335,454
RenaissanceRe Holdings Ltd.	45,609	2,590,135
RLI Corp. (d)	16,051	842,035
Safety Insurance Group, Inc.	17,332	706,279
SeaBright Insurance Holdings, Inc.	44,303	313,222
Selective Insurance Group, Inc.	40,110	596,035
StanCorp Financial Group, Inc. (d)	43,542	1,551,401
State Auto Financial Corp.	7,238	101,187
Stewart Information Services Corp. (d)	24,933	260,051
Symetra Financial Corp.	66,009	708,937
The Chubb Corp.	250,331	13,798,245
The Travelers Companies, Inc.	379,749	18,600,106
Torchmark Corp.	60,491	2,985,231
Tower Group, Inc.	37,952	814,450
Transatlantic Holdings, Inc.	43,978	2,096,431
Unico American Corp.	4,102	38,354
United Fire & Casualty Co.	23,328	471,925
Unitrin, Inc.	41,693	992,293
Universal Insurance Holdings, Inc.	18,086	75,238
Unum Group	252,914	5,070,926
UTG, Inc. (a)	300	2,895
Validus Holdings Ltd.	56,912	1,449,549
W.R. Berkley Corp.	93,553	2,465,122
Wesco Financial Corp.	700	253,778
White Mountains Insurance Group Ltd.	6,705	2,035,504
XL Capital Ltd. Class A	246,803	4,420,242
		369,821,424
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust (SBI)	35,164	630,842
Agree Realty Corp.	8,779	208,501
Alexanders, Inc.	2,401	731,225
Alexandria Real Estate Equities, Inc. (d)	29,232	2,027,824
AMB Property Corp. (SBI) (d)	122,264	2,908,661
American Campus Communities, Inc.	48,771	1,452,888
American Capital Agency Corp. (d)	28,747	783,068
Annaly Capital Management, Inc.	471,383	8,192,637
Anworth Mortgage Asset Corp. (d)	153,178	1,043,142
Apartment Investment & Management Co. Class A (d)	81,372	1,663,244
Arbor Realty Trust, Inc. (a)	16,496	75,057
Ashford Hospitality Trust, Inc. (a)(d)	84,350	677,331
Associated Estates Realty Corp. (d)	27,322	370,486
AvalonBay Communities, Inc. (d)	61,734	6,495,651
BioMed Realty Trust, Inc.	96,284	1,645,494

	Shares	Value
Boston Properties, Inc. (d)	102,792	$ 8,367,269
Brandywine Realty Trust (SBI)	94,156	1,034,774
BRE Properties, Inc.	46,920	1,918,090
BRT Realty Trust	6,477	34,328
Camden Property Trust (SBI)	44,453	2,034,169
Capital Trust, Inc. Class A (a)(d)	10,158	16,964
CapLease, Inc.	36,578	188,011
Capstead Mortgage Corp. (d)	62,067	721,219
CBL & Associates Properties, Inc. (d)	115,279	1,406,404
Cedar Shopping Centers, Inc.	41,816	230,824
Chesapeake Lodging Trust (a)	21,388	350,335
Chimera Investment Corp.	533,250	2,095,673
Cogdell Spencer, Inc.	16,093	99,455
Cohen & Co., Inc.	8,005	36,743
Colonial Properties Trust (SBI)	71,025	1,126,457
Colony Financial, Inc.	9,187	162,794
CommonWealth REIT	53,601	1,292,856
Corporate Office Properties Trust (SBI)	46,820	1,690,202
Cousins Properties, Inc.	71,494	469,716
Crexus Investment Corp.	10,069	120,123
Cypress Sharpridge Investments, Inc.	7,248	97,631
DCT Industrial Trust, Inc. (d)	180,385	835,183
Developers Diversified Realty Corp.	136,499	1,414,130
DiamondRock Hospitality Co. (d)	107,551	942,147
Digital Realty Trust, Inc.	59,037	3,499,123
Douglas Emmett, Inc. (d)	104,380	1,682,606
Duke Realty LP	187,138	2,097,817
DuPont Fabros Technology, Inc. (d)	45,229	1,117,609
EastGroup Properties, Inc.	28,128	991,512
Education Realty Trust, Inc.	39,031	266,972
Entertainment Properties Trust (SBI)	30,292	1,305,282
Equity Lifestyle Properties, Inc.	24,648	1,275,041
Equity One, Inc.	19,708	315,131
Equity Residential (SBI)	214,789	9,843,780
Essex Property Trust, Inc. (d)	22,071	2,334,450
Excel Trust, Inc. (a)	35,087	389,115
Extra Space Storage, Inc.	77,216	1,180,633
Federal Realty Investment Trust (SBI) (d)	41,592	3,297,830
FelCor Lodging Trust, Inc. (a)(d)	96,391	383,636
First Industrial Realty Trust, Inc. (a)(d)	40,295	171,254
First Potomac Realty Trust	52,304	775,668
Franklin Street Properties Corp. (d)	67,924	796,749
Getty Realty Corp. (d)	26,651	661,744
Gladstone Commercial Corp.	1,075	18,135
Glimcher Realty Trust	64,546	383,403
Government Properties Income Trust	20,727	532,062
Gramercy Capital Corp. (a)(d)	15,559	21,316
Hatteras Financial Corp. (d)	33,076	958,542
HCP, Inc.	222,723	7,844,304
Health Care REIT, Inc. (d)	87,378	4,014,145
Healthcare Realty Trust, Inc.	50,617	1,184,944
Hersha Hospitality Trust (d)	95,204	451,267
Highwoods Properties, Inc. (SBI) (d)	47,000	1,470,160
Home Properties, Inc. (d)	32,547	1,643,624
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust (SBI)	88,919	$ 1,738,366
Host Hotels & Resorts, Inc.	492,179	6,462,310
Inland Real Estate Corp.	49,435	381,144
Invesco Mortgage Capital, Inc.	32,210	673,833
Investors Real Estate Trust (d)	81,254	666,283
iStar Financial, Inc. (a)(d)	83,192	290,340
Kilroy Realty Corp. (d)	46,235	1,438,371
Kimco Realty Corp.	286,290	4,268,584
Kite Realty Group Trust	25,000	104,250
LaSalle Hotel Properties (SBI)	49,295	1,038,646
Lexington Corporate Properties Trust	126,084	840,980
Liberty Property Trust (SBI)	82,573	2,507,742
LTC Properties, Inc.	31,300	772,484
Mack-Cali Realty Corp.	54,500	1,681,325
Medical Properties Trust, Inc.	102,197	1,005,618
MFA Financial, Inc.	203,114	1,496,950
Mid-America Apartment Communities, Inc. (d)	25,168	1,421,237
Mission West Properties, Inc.	21,235	141,000
Monmouth Real Estate Investment Corp. Class A	6,448	46,103
MPG Office Trust, Inc. (a)(d)	23,156	52,333
National Health Investors, Inc.	21,217	889,417
National Retail Properties, Inc. (d)	52,876	1,288,059
Nationwide Health Properties, Inc.	83,896	3,227,479
NorthStar Realty Finance Corp. (d)	106,156	337,576
Omega Healthcare Investors, Inc.	63,998	1,372,757
One Liberty Properties, Inc.	13,099	187,840
Parkway Properties, Inc.	38,052	556,320
Pebblebrook Hotel Trust (a)	28,263	501,386
Pennsylvania Real Estate Investment Trust (SBI)	63,690	666,197
Pennymac Mortgage Investment Trust	24,813	433,483
Piedmont Office Realty Trust, Inc. Class A	46,715	857,687
Plum Creek Timber Co., Inc. (d)	114,000	3,929,580
Post Properties, Inc.	42,576	1,081,430
Potlatch Corp.	30,259	1,013,677
ProLogis Trust	350,477	3,802,675
PS Business Parks, Inc.	15,160	853,053
Public Storage	105,891	10,379,436
RAIT Financial Trust (SBI) (a)(d)	74,227	100,206
Ramco-Gershenson Properties Trust (SBI)	27,394	285,993
Rayonier, Inc.	56,000	2,648,800
Realty Income Corp. (d)	72,902	2,375,876
Redwood Trust, Inc.	60,106	830,064
Regency Centers Corp. (d)	55,242	2,014,123
Resource Capital Corp.	19,474	115,286
Saul Centers, Inc.	10,424	430,928
Senior Housing Properties Trust (SBI)	78,327	1,840,685
Simon Property Group, Inc.	219,418	19,846,358
SL Green Realty Corp. (d)	57,413	3,460,856

	Shares	Value
Sovran Self Storage, Inc. (d)	25,331	$ 956,752
Starwood Property Trust, Inc.	32,660	621,193
Strategic Hotel & Resorts, Inc. (a)	85,107	303,832
Sun Communities, Inc. (d)	32,457	928,595
Sunstone Hotel Investors, Inc. (a)	71,009	608,547
Tanger Factory Outlet Centers, Inc. (d)	36,777	1,699,833
Taubman Centers, Inc. (d)	39,289	1,630,101
Terreno Realty Corp.	12,752	220,992
The Macerich Co.	95,345	3,949,190
Transcontinental Realty Investors, Inc. (a)	600	5,820
U-Store-It Trust (d)	59,670	477,360
UDR, Inc.	124,295	2,557,991
UMH Properties, Inc.	5,458	51,796
Universal Health Realty Income Trust (SBI)	9,854	313,456
Urstadt Biddle Properties, Inc.	365	5,698
Urstadt Biddle Properties, Inc. Class A	30,152	553,591
Ventas, Inc. (d)	114,000	5,758,140
Vornado Realty Trust (d)	134,596	10,910,352
Walter Investment Management Corp.	14,410	233,586
Washington (REIT) (SBI)	40,563	1,242,850
Weingarten Realty Investors (SBI)	90,424	1,824,756
Winthrop Realty Trust	5,716	78,309
		233,787,268
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)(d)	1,964	34,213
Brookfield Properties Corp.	207,660	2,975,892
CB Richard Ellis Group, Inc. Class A (a)	218,129	3,581,678
Consolidated-Tomoka Land Co.	2,829	76,553
Forest City Enterprises, Inc. Class A (a)(d)	83,148	937,078
Forestar Group, Inc. (a)(d)	26,562	395,243
Grubb & Ellis Co. (a)(d)	43,653	47,582
Hudson Pacific Properties, Inc.	10,000	165,000
Jones Lang LaSalle, Inc.	30,032	2,267,716
Kennedy-Wilson Holdings, Inc. (a)(d)	24,000	237,600
Maui Land & Pineapple, Inc. (a)	300	1,350
Tejon Ranch Co. (a)(d)	10,008	212,570
The St. Joe Co. (a)(d)	66,000	1,589,280
Thomas Properties Group, Inc. (d)	17,236	53,949
		12,575,704
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc. (a)(d)	23,617	14,879
Astoria Financial Corp.	81,000	976,860
Bank Mutual Corp.	51,972	264,537
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	2,150	2,387
BankFinancial Corp.	10,309	92,781
BCSB Bancorp, Inc. (a)	1,892	18,163
Beneficial Mutual Bancorp, Inc. (a)(d)	40,486	337,653
Berkshire Hills Bancorp, Inc.	10,481	185,356
BofI Holding, Inc. (a)	7,273	82,476
Brookline Bancorp, Inc., Delaware	88,886	831,973
Camco Financial Corp. (a)	404	788
Capitol Federal Financial (d)	23,152	594,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
CFS Bancorp, Inc.	800	$ 3,704
Charter Financial Corp., Georgia	976	9,565
Citizens South Banking Corp., Delaware	4,457	23,399
Clifton Savings Bancorp, Inc. (d)	17,436	143,150
Dime Community Bancshares, Inc. (d)	60,270	752,772
Doral Financial Corp. (a)(d)	1,074	1,450
ESB Financial Corp. (d)	6,022	74,010
ESSA Bancorp, Inc.	5,000	55,900
Fannie Mae (a)(d)	968,178	300,232
Farmer Mac Class C (non-vtg.)	7,000	76,510
First Defiance Financial Corp.	3,662	33,507
First Financial Holdings, Inc.	7,180	64,907
First Financial Service Corp.	2,933	15,956
First Niagara Financial Group, Inc. (d)	162,552	1,835,212
First Place Financial Corp.	7,637	27,799
Flagstar Bancorp, Inc. (a)	31,445	71,695
Flushing Financial Corp.	14,744	159,678
Freddie Mac (a)	549,453	183,243
Guaranty Federal Bancshares, Inc. (a)	1,075	6,063
HF Financial Corp.	3,182	30,547
Hingham Institution for Savings	1,751	65,207
Hudson City Bancorp, Inc.	373,558	4,305,256
Indiana Community Bancorp	2,634	32,635
MGIC Investment Corp. (a)(d)	163,699	1,181,907
NASB Financial, Inc. (d)	1,400	18,844
New York Community Bancorp, Inc. (d)	329,647	5,238,091
NewAlliance Bancshares, Inc.	81,735	1,000,436
Northwest Bancshares, Inc.	45,192	485,814
OceanFirst Financial Corp.	6,806	77,112
Ocwen Financial Corp. (a)(d)	53,024	481,988
Oritani Financial Corp.	6,450	60,695
Parkvale Financial Corp.	597	3,809
People's United Financial, Inc.	306,237	3,895,335
Provident Financial Holdings, Inc.	1,612	8,624
Provident Financial Services, Inc.	61,712	707,837
Provident New York Bancorp	51,443	415,145
PVF Capital Corp. (a)	13,862	24,120
Radian Group, Inc.	98,845	625,689
Riverview Bancorp, Inc. (a)	7,997	14,475
TF Financial Corp.	1,890	39,596
TFS Financial Corp.	93,938	863,290
The PMI Group, Inc. (a)(d)	121,310	373,635
Timberland Bancorp, Inc.	5,856	23,424
Tree.com, Inc. (a)	3,810	27,737
Trustco Bank Corp., New York	74,801	397,941
United Community Financial Corp., Ohio (a)	12,927	16,288
ViewPoint Financial Group	14,000	126,000
Washington Federal, Inc.	86,849	1,239,335

	Shares	Value
Westfield Financial, Inc.	30,000	$ 227,400
WSFS Financial Corp.	4,835	173,915
		29,422,812
TOTAL FINANCIALS		1,471,399,465
HEALTH CARE - 11.7%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	237	353
Abraxis BioScience, Inc. (a)	2,220	162,815
Acadia Pharmaceuticals, Inc. (a)	22,950	23,180
Achillion Pharmaceuticals, Inc. (a)	33,302	87,251
Acorda Therapeutics, Inc. (a)(d)	30,000	903,600
ADVENTRX Pharmaceuticals, Inc. (a)(d)	16,006	28,011
Affymax, Inc. (a)(d)	4,662	26,200
Alexion Pharmaceuticals, Inc. (a)	66,653	3,763,895
Alkermes, Inc. (a)(d)	76,000	1,007,760
Allos Therapeutics, Inc. (a)(d)	86,420	315,433
Alnylam Pharmaceuticals, Inc. (a)(d)	32,109	439,893
AMAG Pharmaceuticals, Inc. (a)(d)	17,373	437,800
Amgen, Inc. (a)	737,197	37,626,535
Amylin Pharmaceuticals, Inc. (a)(d)	103,288	2,121,536
Anadys Pharmaceuticals, Inc. (a)	20,000	34,000
Anthera Pharmaceuticals, Inc.	14,176	53,869
Antigenics, Inc. (a)	5,388	4,149
Arena Pharmaceuticals, Inc. (a)(d)	85,575	557,093
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	297,311
ArQule, Inc. (a)(d)	4,060	21,193
Array Biopharma, Inc. (a)	66,004	177,551
AVEO Pharmaceuticals, Inc.	10,644	92,816
AVI BioPharma, Inc. (a)(d)	105,582	220,666
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	33,140	157,084
Biogen Idec, Inc. (a)	193,195	10,393,891
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	1,729,236
Biosante Pharmaceuticals, Inc. (a)	18,904	24,764
BioSphere Medical, Inc. (a)	800	3,480
BioTime, Inc. (a)(d)	13,700	57,403
Capstone Therapeutics Corp. (a)	7,445	6,775
Cardium Therapeutics, Inc. (a)(d)	215,329	99,051
Cel-Sci Corp. (a)(d)	266,957	131,877
Celera Corp. (a)(d)	65,299	430,973
Celgene Corp. (a)	350,446	18,054,978
Cell Therapeutics, Inc. (a)(d)	522,189	193,210
Celldex Therapeutics, Inc. (a)(d)	20,032	86,739
Cephalon, Inc. (a)(d)	55,103	3,119,381
Cepheid, Inc. (a)(d)	45,427	668,231
Chelsea Therapeutics International Ltd. (a)	26,240	106,797
Clinical Data, Inc. (a)(d)	12,781	191,076
Codexis, Inc. (a)	10,255	83,168
Combinatorx, Inc. (a)(d)	78,719	101,548
Cubist Pharmaceuticals, Inc. (a)(d)	45,855	1,010,186
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Curis, Inc. (a)	60,335	$ 74,212
Cyclacel Pharmaceuticals, Inc. (a)(d)	39,932	58,301
Cytokinetics, Inc. (a)	14,366	32,180
Cytori Therapeutics, Inc. (a)(d)	19,925	89,862
CytRx Corp. (a)(d)	78,079	51,532
Dendreon Corp. (a)(d)	97,379	3,490,063
Discovery Laboratories, Inc. (a)	3,800	855
Dyax Corp. (a)(d)	46,447	105,899
Dynavax Technologies Corp. (a)(d)	152,859	247,632
Emergent BioSolutions, Inc. (a)(d)	21,536	391,094
EntreMed, Inc. (a)	336	887
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	474,207
Exact Sciences Corp. (a)(d)	3,245	14,895
Exelixis, Inc. (a)(d)	113,877	337,076
Genomic Health, Inc. (a)(d)	11,085	160,289
GenVec, Inc. (a)(d)	94,694	43,559
Genzyme Corp. (a)	201,535	14,129,619
Geron Corp. (a)(d)	84,098	388,533
Gilead Sciences, Inc. (a)	677,544	21,586,552
GTx, Inc. (a)(d)	15,000	47,250
Halozyme Therapeutics, Inc. (a)	76,820	586,905
Hemispherx Biopharma, Inc. (a)(d)	94,845	47,280
Human Genome Sciences, Inc. (a)(d)	136,969	3,984,428
Icagen, Inc. (a)	145,510	37,833
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	27,057
Idera Pharmaceuticals, Inc. (a)	9,000	30,780
ImmunoGen, Inc. (a)(d)	67,288	360,664
Immunomedics, Inc. (a)(d)	63,727	182,259
Incyte Corp. (a)(d)	95,742	1,198,690
Infinity Pharmaceuticals, Inc. (a)	53	250
Insmed, Inc. (a)	80,031	58,423
InterMune, Inc. (a)	36,812	383,581
Ironwood Pharmaceuticals, Inc. Class A	24,650	228,506
Isis Pharmaceuticals, Inc. (a)(d)	74,678	585,476
Keryx Biopharmaceuticals, Inc. (a)(d)	76,871	269,049
Lexicon Pharmaceuticals, Inc. (a)(d)	155,502	223,145
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(d)	116,946	170,741
MannKind Corp. (a)(d)	62,676	348,165
Marina Biotech, Inc. (a)(d)	6,369	16,496
Martek Biosciences (a)(d)	37,649	821,501
Maxygen, Inc. (a)	29,687	163,872
Medivation, Inc. (a)(d)	28,094	267,876
Metabolix, Inc. (a)(d)	16,896	191,263
Micromet, Inc. (a)(d)	59,134	363,083
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	438,037
Myrexis, Inc. (a)	80,016	300,060
Myriad Genetics, Inc. (a)	72,648	1,137,668
Nabi Biopharmaceuticals (a)	29,193	141,586
Neurocrine Biosciences, Inc. (a)(d)	48,689	261,947

	Shares	Value
Novavax, Inc. (a)(d)	92,577	$ 186,080
NPS Pharmaceuticals, Inc. (a)	78,167	508,867
Omeros Corp.	5,151	31,215
OncoGenex Pharmaceuticals, Inc. (a)	4,200	53,844
ONYX Pharmaceuticals, Inc. (a)(d)	45,962	1,107,225
Orchid Cellmark, Inc. (a)	3,164	4,651
OREXIGEN Therapeutics, Inc. (a)(d)	39,620	174,328
Osiris Therapeutics, Inc. (a)(d)	16,000	104,480
Oxygen Biotherapeutics, Inc. (a)	31,947	97,119
PDL BioPharma, Inc.	92,000	520,720
Peregrine Pharmaceuticals, Inc. (a)	1,667	2,217
Pharmacyclics, Inc. (a)(d)	16,277	114,916
Pharmasset, Inc. (a)	18,329	445,211
Poniard Pharmaceuticals, Inc. (a)(d)	83,966	33,586
Progenics Pharmaceuticals, Inc. (a)(d)	24,778	100,103
PROLOR Biotech, Inc. (a)(d)	30,000	186,600
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	1,128,871
Repligen Corp. (a)	6,096	20,665
Rigel Pharmaceuticals, Inc. (a)(d)	54,426	426,156
Sangamo Biosciences, Inc. (a)(d)	43,327	128,465
Savient Pharmaceuticals, Inc. (a)(d)	51,925	748,759
SciClone Pharmaceuticals, Inc. (a)(d)	7,834	18,880
Seattle Genetics, Inc. (a)(d)	65,830	753,754
SIGA Technologies, Inc. (a)(d)	17,357	130,091
Spectrum Pharmaceuticals, Inc. (a)(d)	33,764	124,927
StemCells, Inc. (a)(d)	170,386	127,960
Sunesis Pharmaceuticals, Inc. (a)	92,680	37,999
Talecris Biotherapeutics Holdings Corp.	41,905	919,396
Targacept, Inc. (a)	8,250	171,353
Telik, Inc. (a)	13,264	9,815
Theravance, Inc. (a)(d)	50,642	612,262
Trimeris, Inc. (a)	16,866	39,804
United Therapeutics Corp. (a)(d)	38,484	1,778,730
Vanda Pharmaceuticals, Inc. (a)(d)	33,405	209,449
Vertex Pharmaceuticals, Inc. (a)(d)	154,718	5,158,298
Vical, Inc. (a)(d)	26,845	81,877
XOMA Ltd. (a)(d)	17,722	51,217
ZIOPHARM Oncology, Inc. (a)	18,000	64,800
Zymogenetics, Inc. (a)(d)	47,216	236,080
		156,254,646
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	27,094	489,318
Abiomed, Inc. (a)(d)	42,289	382,715
Accuray, Inc. (a)(d)	40,848	268,780
AGA Medical Holdings, Inc.	7,239	98,812
Alere, Inc. (a)	59,028	1,651,013
Align Technology, Inc. (a)(d)	51,536	825,864
Alphatec Holdings, Inc. (a)(d)	14,485	29,839
American Medical Systems Holdings, Inc. (a)(d)	51,602	940,188
Analogic Corp.	10,743	445,620
Angiodynamics, Inc. (a)	30,684	468,545
ArthroCare Corp. (a)(d)	17,120	444,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	239	$ 33,278
Baxter International, Inc.	460,336	19,591,900
Beckman Coulter, Inc.	50,507	2,305,139
Becton, Dickinson & Co.	167,575	11,426,939
BioLase Technology, Inc. (a)	4,009	3,186
Boston Scientific Corp. (a)	1,129,583	5,862,536
C. R. Bard, Inc.	73,301	5,631,716
Cantel Medical Corp.	25,300	363,561
Cardiac Science Corp. (a)	18,171	32,344
CareFusion Corp. (a)	129,533	2,795,322
Cerus Corp. (a)(d)	7,762	22,277
Conceptus, Inc. (a)(d)	31,351	433,114
CONMED Corp. (a)(d)	22,708	420,325
Cooper Companies, Inc.	29,278	1,181,075
Cryolife, Inc. (a)	24,384	126,553
Cutera, Inc. (a)(d)	17,971	126,516
Cyberonics, Inc. (a)(d)	32,044	686,703
Cynosure, Inc. Class A (a)	4,942	46,158
Delcath Systems, Inc. (a)(d)	66,496	404,296
DENTSPLY International, Inc.	107,929	3,002,585
DexCom, Inc. (a)	35,872	439,432
Edwards Lifesciences Corp. (a)(d)	82,344	4,740,544
Exactech, Inc. (a)	2,735	39,685
Fonar Corp. (a)(d)	837	1,256
Gen-Probe, Inc. (a)(d)	36,069	1,624,187
Greatbatch, Inc. (a)(d)	28,241	619,890
Haemonetics Corp. (a)(d)	20,658	1,075,869
Hill-Rom Holdings, Inc.	43,235	1,387,844
Hologic, Inc. (a)(d)	196,221	2,784,376
Hospira, Inc. (a)	123,013	6,317,948
ICU Medical, Inc. (a)(d)	21,567	768,432
IDEXX Laboratories, Inc. (a)(d)	42,138	2,328,967
Immucor, Inc. (a)	49,842	877,219
Insulet Corp. (a)(d)	17,937	237,127
Integra LifeSciences Holdings Corp. (a)(d)	16,514	574,192
Intuitive Surgical, Inc. (a)(d)	29,116	7,716,613
Invacare Corp.	38,841	889,459
IRIS International, Inc. (a)	23,799	182,657
IVAX Diagnostics, Inc. (a)	3,600	1,978
Kensey Nash Corp. (a)(d)	21,899	580,761
Kewaunee Scientific Corp.	1,601	16,794
Kinetic Concepts, Inc. (a)	43,379	1,384,658
Mako Surgical Corp. (a)(d)	14,468	151,046
Masimo Corp. (d)	37,353	850,154
Medical Action Industries, Inc. (a)(d)	15,016	122,681
Medtronic, Inc.	850,366	26,769,522
MELA Sciences, Inc. (a)(d)	37,474	257,821
Meridian Bioscience, Inc. (d)	41,244	753,940
Merit Medical Systems, Inc. (a)	27,493	433,840
Micrus Endovascular Corp. (a)(d)	9,842	230,401
Misonix, Inc. (a)	3,000	5,580

	Shares	Value
Natus Medical, Inc. (a)(d)	28,650	$ 345,806
Neogen Corp. (a)(d)	25,894	756,623
Neoprobe Corp. (a)	100	193
NuVasive, Inc. (a)(d)	32,642	958,043
NxStage Medical, Inc. (a)(d)	36,056	568,603
OraSure Technologies, Inc. (a)	23,767	80,332
Orthofix International NV (a)	19,109	510,210
Orthovita, Inc. (a)(d)	22,597	37,059
Osteotech, Inc. (a)	3,427	21,933
OTIX Global, Inc. (a)	788	3,191
Palomar Medical Technologies, Inc. (a)	10,806	95,525
PLC Systems, Inc. (a)	400	31
Quidel Corp. (a)(d)	40,094	484,736
ResMed, Inc. (a)(d)	115,318	3,475,685
Retractable Technologies, Inc. (a)	6,105	9,463
RTI Biologics, Inc. (a)	25,405	53,859
Sirona Dental Systems, Inc. (a)(d)	36,788	1,159,558
SonoSite, Inc. (a)(d)	22,115	643,989
St. Jude Medical, Inc. (a)	244,737	8,460,558
Staar Surgical Co. (a)(d)	3,978	18,179
Stereotaxis, Inc. (a)(d)	28,535	89,885
Steris Corp.	38,336	1,102,927
Stryker Corp. (d)	229,168	9,897,766
SurModics, Inc. (a)(d)	22,713	273,237
Symmetry Medical, Inc. (a)	34,161	307,107
Synovis Life Technologies, Inc. (a)	11,000	154,000
Teleflex, Inc.	26,627	1,279,694
The Spectranetics Corp. (a)(d)	20,955	101,841
Theragenics Corp. (a)	1,300	1,456
ThermoGenesis Corp. (a)	18,429	42,387
Thoratec Corp. (a)(d)	39,564	1,273,961
TomoTherapy, Inc. (a)	19,200	59,136
Unilife Corp. (a)(d)	35,000	171,500
Urologix, Inc. (a)(d)	3,800	3,534
Varian Medical Systems, Inc. (a)(d)	91,693	4,881,735
Vermillion, Inc. (a)	2,000	12,280
Volcano Corp. (a)(d)	43,320	957,372
West Pharmaceutical Services, Inc.	24,982	839,895
Wright Medical Group, Inc. (a)(d)	34,533	458,253
Young Innovations, Inc.	2,508	65,785
Zimmer Holdings, Inc. (a)	151,363	7,139,793
Zoll Medical Corp. (a)(d)	21,697	573,235
		172,075,880
Health Care Providers & Services - 2.1%
Accretive Health, Inc.	7,359	69,248
Aetna, Inc.	318,428	8,508,396
Air Methods Corp. (a)(d)	15,951	581,892
Alliance Healthcare Services, Inc. (a)(d)	49,118	206,296
Almost Family, Inc. (a)(d)	11,554	291,970
Amedisys, Inc. (a)(d)	19,150	442,748
America Service Group, Inc.	11,000	150,810
American Dental Partners, Inc. (a)(d)	4,710	50,303
AMERIGROUP Corp. (a)(d)	35,062	1,293,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.	208,968	$ 5,700,647
AMN Healthcare Services, Inc. (a)(d)	43,361	192,956
AmSurg Corp. (a)	29,663	494,482
Animal Health International, Inc. (a)	5,300	13,091
Assisted Living Concepts, Inc. Class A (a)	9,800	266,364
Bio-Reference Laboratories, Inc. (a)(d)	37,128	735,877
BioScrip, Inc. (a)(d)	26,265	127,648
Brookdale Senior Living, Inc. (a)(d)	34,111	457,087
Capital Senior Living Corp. (a)	30,965	153,586
Cardinal Health, Inc.	270,000	8,089,200
CardioNet, Inc. (a)	39,738	174,052
Catalyst Health Solutions, Inc. (a)	30,014	1,203,261
Centene Corp. (a)(d)	37,731	762,921
Chemed Corp.	15,700	783,430
Chindex International, Inc. (a)(d)	10,687	138,717
CIGNA Corp.	206,486	6,652,979
Clarient, Inc. (a)(d)	3,500	11,550
Community Health Systems, Inc. (a)(d)	67,270	1,753,729
Continucare Corp. (a)	25,320	82,290
Corvel Corp. (a)	2,959	108,832
Coventry Health Care, Inc. (a)	104,184	2,015,960
Cross Country Healthcare, Inc. (a)(d)	33,894	251,155
DaVita, Inc. (a)	75,053	4,849,925
Emdeon, Inc. Class A	33,960	348,090
Emergency Medical Services Corp. Class A (a)	26,560	1,276,208
Emeritus Corp. (a)(d)	12,449	191,466
Express Scripts, Inc. (a)	386,788	16,477,169
Five Star Quality Care, Inc. (a)	28,197	119,555
Genoptix, Inc. (a)(d)	42,377	729,308
Gentiva Health Services, Inc. (a)(d)	28,072	576,880
Hanger Orthopedic Group, Inc. (a)	31,595	412,315
Health Management Associates, Inc. Class A (a)(d)	199,688	1,248,050
Health Net, Inc. (a)	75,662	1,806,809
HealthSouth Corp. (a)(d)	83,312	1,354,653
Healthspring, Inc. (a)	40,674	844,392
Healthways, Inc. (a)(d)	39,343	491,788
Henry Schein, Inc. (a)(d)	65,356	3,450,797
HMS Holdings Corp. (a)(d)	21,930	1,144,307
Hooper Holmes, Inc. (a)	7,290	4,010
Humana, Inc. (a)	126,131	6,027,800
IPC The Hospitalist Co., Inc. (a)	28,054	655,341
Kindred Healthcare, Inc. (a)(d)	26,367	309,812
Laboratory Corp. of America Holdings (a)(d)	78,381	5,692,028
Landauer, Inc.	12,764	717,337
LCA-Vision, Inc. (a)	8,343	33,122
LHC Group, Inc. (a)(d)	14,902	298,189
LifePoint Hospitals, Inc. (a)(d)	37,000	1,125,540
Lincare Holdings, Inc.	75,000	1,726,500

	Shares	Value
Magellan Health Services, Inc. (a)	30,345	$ 1,329,414
McKesson Corp.	203,953	11,839,472
Medcath Corp. (a)	8,479	67,747
Medco Health Solutions, Inc. (a)	348,824	15,166,868
MEDNAX, Inc. (a)	32,842	1,521,898
Molina Healthcare, Inc. (a)(d)	9,814	248,883
MWI Veterinary Supply, Inc. (a)(d)	16,922	898,558
National Healthcare Corp.	4,894	169,871
NightHawk Radiology Holdings, Inc. (a)	15,857	44,400
Omnicare, Inc.	83,000	1,593,600
Owens & Minor, Inc.	48,226	1,285,705
Patterson Companies, Inc.	71,841	1,816,859
PDI, Inc. (a)	1,588	11,529
PharMerica Corp. (a)	33,940	263,374
Providence Service Corp. (a)	15,408	208,316
PSS World Medical, Inc. (a)(d)	43,019	789,829
Psychiatric Solutions, Inc. (a)	37,511	1,250,992
Quest Diagnostics, Inc.	109,925	4,781,738
RehabCare Group, Inc. (a)(d)	20,335	336,748
ResCare, Inc. (a)	18,619	230,876
Rural/Metro Corp. (a)(d)	7,404	55,530
Select Medical Holdings Corp.	44,061	315,036
Skilled Healthcare Group, Inc. (a)(d)	39,556	132,908
SRI/Surgical Express, Inc. (a)	900	2,520
Sun Healthcare Group, Inc. (a)	45,136	365,602
Sunrise Senior Living, Inc. (a)	36,429	80,508
Team Health Holdings, Inc.	15,989	201,621
Tenet Healthcare Corp. (a)(d)	355,885	1,395,069
The Ensign Group, Inc.	5,545	92,269
Triple-S Management Corp. (a)(d)	23,521	374,454
U.S. Physical Therapy, Inc. (a)	12,075	193,562
UnitedHealth Group, Inc.	869,486	27,580,096
Universal American Financial Corp.	39,049	539,267
Universal Health Services, Inc. Class B	70,000	2,198,000
VCA Antech, Inc. (a)(d)	61,413	1,214,135
Wellcare Health Plans, Inc. (a)(d)	31,976	793,325
WellPoint, Inc. (a)	323,371	16,065,071
		189,132,306
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	9,738
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	117,258	1,959,381
athenahealth, Inc. (a)(d)	22,920	617,465
Cerner Corp. (a)(d)	50,346	3,667,706
Computer Programs & Systems, Inc.	18,590	759,587
MedAssets, Inc. (a)(d)	31,260	619,573
Medidata Solutions, Inc. (a)	26,132	448,425
Merge Healthcare, Inc. (a)	11,344	28,587
Omnicell, Inc. (a)(d)	29,246	326,239
Quality Systems, Inc.	16,154	905,432
Transcend Services, Inc. (a)(d)	5,958	84,723
Vital Images, Inc. (a)(d)	11,918	150,405
		9,577,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	20,045	$ 121,473
Affymetrix, Inc. (a)	64,885	266,677
Albany Molecular Research, Inc. (a)(d)	27,799	168,740
Bio-Rad Laboratories, Inc. Class A (a)	13,098	1,080,978
Bruker BioSciences Corp. (a)(d)	56,937	676,981
Caliper Life Sciences, Inc. (a)	5,632	18,698
Cambrex Corp. (a)	21,547	89,851
Charles River Laboratories International, Inc. (a)(d)	48,000	1,356,000
Covance, Inc. (a)(d)	46,950	1,780,814
Cryo-Cell International, Inc. (a)	9,581	8,623
Dionex Corp. (a)(d)	14,117	1,023,483
Enzo Biochem, Inc. (a)(d)	17,097	60,523
eResearchTechnology, Inc. (a)(d)	63,136	467,522
Furiex Pharmaceuticals, Inc. (a)	6,538	65,118
Harvard Bioscience, Inc. (a)(d)	786	2,712
Illumina, Inc. (a)(d)	94,356	4,046,929
Kendle International, Inc. (a)	12,762	99,926
Life Technologies Corp. (a)	137,062	5,862,142
Luminex Corp. (a)(d)	37,497	537,707
Mettler-Toledo International, Inc. (a)(d)	23,858	2,638,456
Nexmed, Inc. (a)(d)	6,666	13,065
PAREXEL International Corp. (a)	49,175	978,091
PerkinElmer, Inc.	88,999	1,869,869
Pharmaceutical Product Development, Inc.	78,466	1,802,364
Sequenom, Inc. (a)(d)	64,131	393,123
Strategic Diagnostics, Inc. (a)	3,100	5,704
Techne Corp.	27,995	1,616,151
Thermo Fisher Scientific, Inc. (a)	311,022	13,100,247
Waters Corp. (a)(d)	70,133	4,244,449
		44,396,416
Pharmaceuticals - 5.3%
Abbott Laboratories	1,180,923	58,266,741
Adolor Corp. (a)	25,094	26,098
Akorn, Inc. (a)(d)	30,000	102,600
Alexza Pharmaceuticals, Inc. (a)(d)	13,000	36,660
Allergan, Inc.	230,728	14,171,314
Ardea Biosciences, Inc. (a)(d)	6,875	138,463
ARYx Therapeutics, Inc. (a)	12,000	4,440
Auxilium Pharmaceuticals, Inc. (a)(d)	39,949	1,035,079
AVANIR Pharmaceuticals Class A (a)	21,996	62,249
BioMimetic Therapeutics, Inc. (a)(d)	5,508	50,233
Bristol-Myers Squibb Co. (d)	1,307,360	34,095,949
Cadence Pharmaceuticals, Inc. (a)(d)	22,715	179,449
Columbia Laboratories, Inc. (a)	7,190	7,765
Cornerstone Therapeutics, Inc. (a)	9,000	58,500
CPEX Pharmaceuticals, Inc. (a)	293	7,272
Cumberland Pharmaceuticals, Inc. (d)	3,775	19,064
Cypress Bioscience, Inc. (a)(d)	50,273	162,885
DepoMed, Inc. (a)(d)	37,190	133,512

	Shares	Value
Durect Corp. (a)	39,673	$ 82,520
Eli Lilly & Co.	748,558	25,121,606
Emisphere Technologies, Inc. (a)(d)	3,941	4,177
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	2,160,966
Forest Laboratories, Inc. (a)(d)	221,697	6,050,111
Harbor BioSciences, Inc. (a)	1,300	313
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,969	259,712
Impax Laboratories, Inc. (a)(d)	35,482	556,003
Inspire Pharmaceuticals, Inc. (a)(d)	47,915	232,388
Jazz Pharmaceuticals, Inc. (a)(d)	15,000	133,500
Johnson & Johnson	2,117,854	120,760,035
King Pharmaceuticals, Inc. (a)	177,000	1,541,670
KV Pharmaceutical Co. Class A (a)(d)	25,710	37,794
MAP Pharmaceuticals, Inc. (a)	8,167	88,326
Matrixx Initiatives, Inc. (a)	3,709	18,545
Medicis Pharmaceutical Corp. Class A	45,977	1,264,368
Merck & Co., Inc.	2,377,202	83,582,422
Mylan, Inc. (a)(d)	226,523	3,887,135
Nektar Therapeutics (a)(d)	84,639	1,084,226
Obagi Medical Products, Inc. (a)	10,991	115,515
Optimer Pharmaceuticals, Inc. (a)(d)	20,000	160,800
Pain Therapeutics, Inc. (a)(d)	35,234	199,248
Par Pharmaceutical Companies, Inc. (a)	24,793	653,791
Penwest Pharmaceuticals Co. (a)(d)	3,340	16,667
Perrigo Co.	62,128	3,540,675
Pfizer, Inc.	6,142,233	97,845,772
Pozen, Inc. (a)	20,149	136,409
Questcor Pharmaceuticals, Inc. (a)	62,225	602,960
Repros Therapeutics, Inc. (a)	6,000	2,904
Salix Pharmaceuticals Ltd. (a)(d)	46,418	1,757,385
Santarus, Inc. (a)	14,630	33,210
Somaxon Pharmaceuticals, Inc. (a)(d)	24,375	101,644
SuperGen, Inc. (a)	6,806	13,612
The Medicines Company (a)	50,220	577,530
Valeant Pharmaceuticals International (a)	44,367	2,559,532
ViroPharma, Inc. (a)(d)	55,000	689,700
Vivus, Inc. (a)(d)	73,666	415,476
Watson Pharmaceuticals, Inc. (a)	80,004	3,445,772
XenoPort, Inc. (a)(d)	26,121	150,457
		468,443,149
TOTAL HEALTH CARE		1,039,879,658
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
AAR Corp. (a)(d)	26,763	411,080
AeroCentury Corp. (a)	800	10,480
AeroVironment, Inc. (a)(d)	15,405	348,461
Alliant Techsystems, Inc. (a)	24,200	1,594,780
American Science & Engineering, Inc.	10,706	759,805
Applied Signal Technology, Inc.	20,271	398,122
Astronics Corp. (a)	2,747	40,628
BE Aerospace, Inc. (a)(d)	79,310	2,137,405
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ceradyne, Inc. (a)	20,000	$ 436,800
Cubic Corp.	15,635	597,101
Curtiss-Wright Corp.	34,523	917,967
DigitalGlobe, Inc. (a)	19,108	586,042
Ducommun, Inc.	11,105	213,216
Esterline Technologies Corp. (a)	20,000	920,000
GenCorp, Inc. (non-vtg.) (a)(d)	75,504	330,708
General Dynamics Corp.	244,038	13,634,403
GeoEye, Inc. (a)	22,791	830,504
Goodrich Corp.	93,003	6,368,845
HEICO Corp. Class A	17,362	532,319
Herley Industries, Inc. (a)	9,619	146,690
Hexcel Corp. (a)(d)	69,932	1,193,040
Honeywell International, Inc.	530,269	20,728,215
Innovative Solutions & Support, Inc. (a)	23,580	123,795
ITT Corp.	135,859	5,774,008
Kratos Defense & Security Solutions, Inc. (a)	11,388	112,741
L-3 Communications Holdings, Inc.	86,959	5,791,469
Ladish Co., Inc. (a)	14,776	367,775
LMI Aerospace, Inc. (a)	8,000	121,040
Lockheed Martin Corp.	228,723	15,900,823
Moog, Inc. Class A (a)(d)	31,269	975,593
Northrop Grumman Corp.	213,595	11,559,761
Orbital Sciences Corp. (a)(d)	40,583	527,173
Precision Castparts Corp.	106,982	12,108,223
Raytheon Co.	294,899	12,951,964
Rockwell Collins, Inc.	118,265	6,378,031
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	72,348	1,399,210
Sypris Solutions, Inc. (a)	3,224	11,542
Taser International, Inc. (a)(d)	68,525	249,088
Teledyne Technologies, Inc. (a)	26,970	975,775
The Boeing Co.	515,285	31,499,372
TransDigm Group, Inc.	28,909	1,673,542
Triumph Group, Inc.	11,289	749,364
United Technologies Corp.	663,176	43,245,707
		205,632,607
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	17,036	78,536
Atlas Air Worldwide Holdings, Inc. (a)(d)	11,680	506,211
C.H. Robinson Worldwide, Inc.	123,392	8,019,246
Dynamex, Inc. (a)	4,777	58,566
Expeditors International of Washington, Inc.	156,422	6,192,747
FedEx Corp.	220,865	17,238,513
Forward Air Corp.	23,713	564,844
Hub Group, Inc. Class A (a)(d)	29,382	780,974
Pacer International, Inc. (a)(d)	34,535	176,819

	Shares	Value
United Parcel Service, Inc. Class B	536,054	$ 34,200,245
UTI Worldwide, Inc.	83,200	1,165,632
		68,982,333
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	87,530	394,760
Alaska Air Group, Inc. (a)	27,766	1,228,090
Allegiant Travel Co. (d)	12,630	475,267
AMR Corp. (a)(d)	247,904	1,514,693
Continental Airlines, Inc. Class B (a)(d)	103,301	2,307,744
Delta Air Lines, Inc. (a)	594,630	6,219,830
ExpressJet Holdings, Inc. (a)	4,266	28,454
Hawaiian Holdings, Inc. (a)(d)	43,857	214,899
JetBlue Airways Corp. (a)(d)	160,000	913,600
Pinnacle Airlines Corp. (a)(d)	13,246	62,919
Republic Airways Holdings, Inc. (a)(d)	49,898	350,783
SkyWest, Inc.	40,454	515,384
Southwest Airlines Co.	552,798	6,108,418
UAL Corp. (a)(d)	123,656	2,620,271
US Airways Group, Inc. (a)	144,668	1,307,799
		24,262,911
Building Products - 0.1%
A.O. Smith Corp.	21,401	1,098,941
AAON, Inc.	23,897	530,274
American Woodmark Corp.	8,120	124,074
Ameron International Corp.	7,610	428,900
Apogee Enterprises, Inc.	31,812	287,580
Armstrong World Industries, Inc. (a)(d)	10,573	415,519
Builders FirstSource, Inc. (a)	18,709	37,605
Gibraltar Industries, Inc. (a)	19,000	144,400
Griffon Corp. (a)(d)	45,173	482,899
Insteel Industries, Inc.	19,514	154,356
Lennox International, Inc.	38,000	1,610,820
Masco Corp.	264,768	2,777,416
NCI Building Systems, Inc. (a)(d)	13,476	118,589
Owens Corning (a)(d)	83,877	2,281,454
Quanex Building Products Corp.	28,267	446,619
Simpson Manufacturing Co. Ltd. (d)	24,564	541,391
Trex Co., Inc. (a)(d)	10,000	200,500
Universal Forest Products, Inc.	16,084	416,736
USG Corp. (a)(d)	54,636	664,920
		12,762,993
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	38,140	747,925
ACCO Brands Corp. (a)(d)	40,654	236,200
American Reprographics Co. (a)	29,951	197,677
APAC Customer Services, Inc. (a)	4,300	21,801
ATC Technology Corp. (a)	20,341	490,828
Avery Dennison Corp.	81,950	2,665,014
Bowne & Co., Inc. (d)	31,677	350,664
Casella Waste Systems, Inc. Class A (a)(d)	27,789	123,383
Cenveo, Inc. (a)(d)	39,048	214,374
Cintas Corp.	93,000	2,370,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. (a)(d)	17,000	$ 1,027,650
Consolidated Graphics, Inc. (a)	10,742	426,565
Copart, Inc. (a)	49,000	1,619,450
Corrections Corp. of America (a)(d)	89,000	1,985,590
Courier Corp.	2,999	39,287
Covanta Holding Corp. (d)	86,846	1,251,451
Deluxe Corp.	56,165	939,640
EnergySolutions, Inc. (d)	78,262	358,440
EnerNOC, Inc. (a)(d)	17,720	577,318
Ennis, Inc.	24,766	381,149
Fuel Tech, Inc. (a)	25,272	138,743
G&K Services, Inc. Class A	11,022	221,432
Healthcare Services Group, Inc. (d)	26,140	542,928
Herman Miller, Inc.	40,000	656,800
Higher One Holdings, Inc. (a)	6,228	72,183
HNI Corp. (d)	29,786	696,099
InnerWorkings, Inc. (a)(d)	33,190	180,222
Innotrac Corp. (a)	1,400	1,526
Interface, Inc. Class A (d)	32,273	413,740
Intersections, Inc.	8,825	77,748
Iron Mountain, Inc.	133,711	2,711,659
KAR Auction Services, Inc.	10,875	131,696
Kimball International, Inc. Class B	18,777	97,077
Knoll, Inc.	31,263	419,549
M&F Worldwide Corp. (a)	9,630	223,416
McGrath RentCorp.	20,429	410,419
Metalico, Inc. (a)(d)	48,325	151,257
Mine Safety Appliances Co.	26,989	615,349
Mobile Mini, Inc. (a)(d)	18,629	265,091
Multi-Color Corp.	6,000	85,800
Perma-Fix Environmental Services, Inc. (a)	40,352	68,195
Pitney Bowes, Inc. (d)	152,118	2,926,750
Quad/Graphics, Inc. (a)	19,300	814,267
R.R. Donnelley & Sons Co.	159,272	2,412,174
Republic Services, Inc.	232,965	6,856,160
RINO International Corp. (a)(d)	9,910	146,173
Rollins, Inc.	31,849	652,268
Schawk, Inc. Class A	4,896	74,419
Standard Parking Corp. (a)(d)	3,000	46,950
Standard Register Co.	7,404	21,249
Steelcase, Inc. Class A	73,329	455,373
Stericycle, Inc. (a)(d)	64,519	4,225,995
Superior Uniform Group, Inc.	1,000	9,970
Sykes Enterprises, Inc. (a)	35,744	427,498
Team, Inc. (a)(d)	21,099	308,678
Tetra Tech, Inc. (a)	44,000	798,600
The Brink's Co.	53,491	1,009,375
The Geo Group, Inc. (a)(d)	70,588	1,559,995
TRC Companies, Inc. (a)	5,282	15,054
Unifirst Corp. Massachusetts	9,420	369,829

	Shares	Value
United Stationers, Inc. (a)	13,932	$ 625,407
US Ecology, Inc.	17,056	231,109
Viad Corp.	18,076	286,505
Virco Manufacturing Co.	3,120	9,204
Waste Connections, Inc. (a)	57,526	2,171,607
Waste Management, Inc.	358,942	11,877,391
		62,537,905
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,498,838
Comfort Systems USA, Inc.	50,878	530,658
Dycom Industries, Inc. (a)	30,197	242,784
EMCOR Group, Inc. (a)(d)	53,393	1,214,157
Fluor Corp.	134,457	6,004,850
Furmanite Corp. (a)	20,546	88,759
Granite Construction, Inc.	26,266	578,115
Great Lakes Dredge & Dock Corp. (d)	45,451	229,300
Insituform Technologies, Inc. Class A (a)(d)	24,223	493,180
Integrated Electrical Services, Inc. (a)	13,972	47,784
Jacobs Engineering Group, Inc. (a)	89,617	3,107,918
KBR, Inc.	123,453	2,864,110
Layne Christensen Co. (a)(d)	17,863	444,253
MasTec, Inc. (a)	36,581	354,104
Michael Baker Corp. (a)	7,288	240,285
MYR Group, Inc. (a)	25,063	349,128
Northwest Pipe Co. (a)(d)	12,239	182,973
Orion Marine Group, Inc. (a)	18,394	206,381
Pike Electric Corp. (a)	16,312	132,127
Primoris Services Corp.	8,060	47,796
Quanta Services, Inc. (a)(d)	154,939	2,779,606
Shaw Group, Inc. (a)	59,905	1,940,922
Sterling Construction Co., Inc. (a)(d)	30,094	329,228
Tutor Perini Corp. (a)(d)	26,344	520,557
URS Corp. (a)	60,000	2,140,200
		26,568,013
Electrical Equipment - 0.7%
A123 Systems, Inc. (d)	55,711	364,907
Active Power, Inc. (a)	10,509	11,770
Acuity Brands, Inc. (d)	36,015	1,395,221
Advanced Battery Technologies, Inc. (a)	31,520	109,690
Allied Motion Technologies, Inc. (a)	4,896	20,465
American Superconductor Corp. (a)(d)	35,578	956,692
AMETEK, Inc.	75,500	3,245,745
AZZ, Inc.	14,324	572,101
Babcock & Wilcox Co. (a)	87,848	1,967,795
Baldor Electric Co.	31,504	1,105,160
Beacon Power Corp. (a)(d)	229,021	68,935
Belden, Inc.	34,000	744,600
Brady Corp. Class A	38,539	992,765
Broadwind Energy, Inc. (a)(d)	45,253	75,573
C&D Technologies, Inc. (a)(d)	5,300	3,021
Capstone Turbine Corp. (a)(d)	191,870	122,797
Coleman Cable, Inc. (a)(d)	900	4,788
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	574,851	$ 26,816,799
Encore Wire Corp. (d)	24,064	440,131
Ener1, Inc. (a)(d)	30,034	95,208
Energy Focus, Inc. (a)	3,941	7,054
EnerSys (a)	40,960	903,987
Espey Manufacturing & Electronics Corp.	1,488	28,733
Franklin Electric Co., Inc.	16,711	529,237
FuelCell Energy, Inc. (a)(d)	125,926	142,296
Generac Holdings, Inc.	17,658	214,015
General Cable Corp. (a)(d)	39,657	882,368
Global Power Equipment Group, Inc. (a)	9,000	140,850
GrafTech International Ltd. (a)	90,000	1,265,400
Hubbell, Inc. Class B	37,112	1,669,298
II-VI, Inc. (a)(d)	19,194	660,082
LSI Industries, Inc.	12,688	65,343
MagneTek, Inc. (a)	3,582	3,761
Nexxus Lighting, Inc. (a)	2,100	4,578
Plug Power, Inc. (a)	25,662	10,265
Polypore International, Inc. (a)	14,813	400,247
Powell Industries, Inc. (a)(d)	8,981	255,599
PowerSecure International, Inc. (a)(d)	15,636	129,466
Regal-Beloit Corp.	27,000	1,493,640
Rockwell Automation, Inc.	107,500	5,497,550
Roper Industries, Inc.	67,591	3,925,685
Satcon Technology Corp. (a)(d)	26,755	83,208
SL Industries, Inc. (a)	2,508	31,475
Thomas & Betts Corp. (a)	39,000	1,441,050
Ultralife Corp. (a)(d)	15,600	63,960
UQM Technologies, Inc. (a)(d)	3,800	7,828
Valence Technology, Inc. (a)(d)	12,072	9,537
Valpey Fisher Corp. (a)	2,100	4,998
Vicor Corp. (d)	5,067	68,455
Woodward Governor Co.	41,500	1,083,980
		60,138,108
Industrial Conglomerates - 1.9%
3M Co.	501,092	39,360,777
Carlisle Companies, Inc.	43,691	1,225,533
General Electric Co.	8,145,568	117,947,825
Otter Tail Corp. (d)	37,712	698,803
Raven Industries, Inc.	17,449	588,206
Seaboard Corp.	119	191,590
Standex International Corp.	12,568	295,725
Textron, Inc.	201,543	3,440,339
Tredegar Corp.	28,430	466,821
United Capital Corp. (a)	2,262	48,407
		164,264,026
Machinery - 2.1%
3D Systems Corp. (a)(d)	2,508	31,576
Actuant Corp. Class A (d)	40,032	793,434
Adept Technology, Inc. (a)	680	3,468

	Shares	Value
AGCO Corp. (a)(d)	65,563	$ 2,166,857
Alamo Group, Inc.	8,200	159,900
Albany International Corp. Class A	22,131	392,825
Altra Holdings, Inc. (a)	22,128	284,787
American Railcar Industries, Inc. (a)	10,474	120,975
Ampco-Pittsburgh Corp.	6,549	140,673
ArvinMeritor, Inc. (a)(d)	68,436	894,459
Astec Industries, Inc. (a)(d)	13,584	349,109
Badger Meter, Inc.	23,687	883,525
Barnes Group, Inc.	30,587	465,228
Blount International, Inc. (a)	31,035	359,696
Briggs & Stratton Corp.	49,425	897,064
Bucyrus International, Inc. Class A (d)	55,354	3,182,301
Cascade Corp.	10,279	320,910
Caterpillar, Inc.	433,734	28,262,107
Chart Industries, Inc. (a)	22,666	360,843
CIRCOR International, Inc.	15,202	423,376
CLARCOR, Inc.	35,512	1,194,624
Colfax Corp. (a)	22,381	279,539
Columbus McKinnon Corp. (NY Shares) (a)(d)	14,521	185,869
Commercial Vehicle Group, Inc. (a)	19,815	179,920
Crane Co.	36,024	1,221,214
Cummins, Inc.	138,000	10,268,580
Danaher Corp.	386,211	14,031,046
Deere & Co.	319,889	20,239,377
Donaldson Co., Inc.	50,837	2,130,070
Dover Corp.	141,000	6,311,160
Dynamic Materials Corp.	14,847	203,107
Eaton Corp.	123,412	8,574,666
Energy Recovery, Inc. (a)(d)	21,981	69,790
EnPro Industries, Inc. (a)(d)	29,592	808,158
ESCO Technologies, Inc.	17,800	554,470
Federal Signal Corp.	42,097	221,851
Flow International Corp. (a)(d)	28,106	60,990
Flowserve Corp.	41,907	3,745,648
Force Protection, Inc. (a)(d)	66,175	256,428
FreightCar America, Inc. (d)	19,278	448,985
Gardner Denver, Inc.	37,000	1,766,380
Gorman-Rupp Co.	13,215	339,626
Graco, Inc. (d)	47,766	1,333,149
Graham Corp.	7,797	110,483
Greenbrier Companies, Inc. (a)(d)	13,462	157,102
Hardinge, Inc.	11,551	94,718
Harsco Corp.	62,697	1,250,178
Hurco Companies, Inc. (a)	3,204	50,079
IDEX Corp.	60,393	1,799,107
Illinois Tool Works, Inc.	326,709	13,480,013
John Bean Technologies Corp.	27,405	407,512
Joy Global, Inc.	77,000	4,368,980
Kadant, Inc. (a)	14,460	246,398
Kaydon Corp.	23,000	745,430
Kennametal, Inc.	54,000	1,360,800
L.B. Foster Co. Class A (a)	12,372	316,971
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	30,000	$ 1,487,100
Lindsay Corp.	11,966	441,186
Manitowoc Co., Inc. (d)	105,350	965,006
Middleby Corp. (a)(d)	19,442	1,069,116
Miller Industries, Inc.	360	4,442
Mueller Industries, Inc.	25,985	612,726
Mueller Water Products, Inc. Class A	101,652	240,915
NACCO Industries, Inc. Class A	2,834	219,748
Navistar International Corp. (a)	39,402	1,650,156
NN, Inc. (a)	14,100	104,340
Nordson Corp.	22,618	1,451,397
Omega Flex, Inc.	300	3,777
Oshkosh Co. (a)	65,457	1,628,570
PACCAR, Inc. (d)	259,255	10,626,862
Pall Corp.	85,358	2,918,390
Parker Hannifin Corp.	122,000	7,217,520
Pentair, Inc.	80,000	2,408,000
RBC Bearings, Inc. (a)	25,395	743,820
Robbins & Myers, Inc.	31,812	752,672
Sauer-Danfoss, Inc. (a)(d)	8,867	144,177
Snap-On, Inc.	40,000	1,649,200
SPX Corp.	35,454	1,987,551
Sun Hydraulics Corp.	15,000	334,500
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	21,767	254,892
Tennant Co.	16,284	508,712
Terex Corp. (a)	77,914	1,418,814
Timken Co.	52,000	1,700,920
Titan International, Inc. (d)	48,293	489,691
Toro Co. (d)	28,710	1,432,629
TriMas Corp. (a)	8,218	105,930
Trinity Industries, Inc.	57,000	975,840
Twin Disc, Inc.	8,348	99,091
Valmont Industries, Inc.	14,869	996,669
Wabash National Corp. (a)(d)	90,133	552,515
WABCO Holdings, Inc. (a)	58,594	2,066,024
Wabtec Corp.	36,463	1,550,771
Watts Water Technologies, Inc. Class A	14,756	443,270
		190,562,470
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	915,812
American Commercial Lines, Inc. (a)(d)	12,962	363,843
Baltic Trading Ltd.	24,565	274,637
Eagle Bulk Shipping, Inc. (a)(d)	88,868	416,791
Genco Shipping & Trading Ltd. (a)(d)	31,967	480,784
Horizon Lines, Inc. Class A	31,625	126,184
International Shipholding Corp.	4,000	94,120
Kirby Corp. (a)(d)	39,326	1,448,377
		4,120,548

	Shares	Value
Professional Services - 0.3%
Administaff, Inc.	13,010	$ 281,276
Advisory Board Co. (a)(d)	16,258	659,099
Barrett Business Services, Inc.	2,508	33,181
CBIZ, Inc. (a)	43,495	257,925
CDI Corp.	7,155	79,349
Corporate Executive Board Co.	28,235	791,709
CoStar Group, Inc. (a)(d)	15,488	639,190
CRA International, Inc. (a)	18,135	288,347
Dolan Co. (a)(d)	19,623	179,943
Dun & Bradstreet Corp.	40,000	2,636,000
Equifax, Inc.	91,067	2,683,744
Exponent, Inc. (a)	18,059	556,940
FTI Consulting, Inc. (a)	39,000	1,278,420
GP Strategies Corp. (a)	1,600	11,904
Heidrick & Struggles International, Inc.	25,893	449,761
Hill International, Inc. (a)	16,222	62,130
Hudson Highland Group, Inc. (a)(d)	6,919	20,757
Huron Consulting Group, Inc. (a)	19,198	354,203
ICF International, Inc. (a)	19,900	419,691
IHS, Inc. Class A (a)(d)	34,734	2,146,214
Kelly Services, Inc. Class A (non-vtg.) (a)	22,445	234,326
Kforce, Inc. (a)(d)	30,240	319,637
Korn/Ferry International (a)(d)	29,749	387,332
LECG Corp. (a)	11,382	14,797
Manpower, Inc.	58,804	2,499,170
MISTRAS Group, Inc. (d)	11,517	122,080
Navigant Consulting, Inc. (a)	42,458	420,334
On Assignment, Inc. (a)	30,613	133,167
RCM Technologies, Inc. (a)	1,400	6,902
Resources Connection, Inc.	37,123	411,694
Robert Half International, Inc.	113,000	2,438,540
School Specialty, Inc. (a)(d)	15,539	202,473
SFN Group, Inc. (a)	36,388	197,951
Spherix, Inc. (a)	2,713	4,449
Towers Watson & Co.	31,000	1,391,900
TrueBlue, Inc. (a)	31,970	344,956
Verisk Analytics, Inc.	78,038	2,171,017
Volt Information Sciences, Inc. (a)	2,508	15,851
VSE Corp.	2,133	59,895
		25,206,254
Road & Rail - 0.9%
AMERCO (a)(d)	5,493	443,889
Arkansas Best Corp.	14,333	295,546
Avis Budget Group, Inc. (a)(d)	91,148	831,270
Celadon Group, Inc. (a)	13,200	154,572
Con-way, Inc.	37,475	982,220
Covenant Transport Group, Inc. Class A (a)	2,866	19,288
CSX Corp.	299,528	14,943,452
Dollar Thrifty Automotive Group, Inc. (a)	21,490	1,010,890
Genesee & Wyoming, Inc. Class A (a)	25,049	972,152
Heartland Express, Inc. (d)	37,647	548,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)(d)	129,832	$ 1,104,870
J.B. Hunt Transport Services, Inc.	63,408	2,075,978
Kansas City Southern (a)(d)	74,503	2,501,066
Knight Transportation, Inc.	37,691	710,098
Landstar System, Inc.	37,300	1,342,054
Marten Transport Ltd.	18,707	368,715
Norfolk Southern Corp.	279,544	15,005,922
Old Dominion Freight Lines, Inc. (a)(d)	44,557	1,038,624
Quality Distribution, Inc. (a)(d)	633	2,956
RailAmerica, Inc.	16,546	165,129
Ryder System, Inc.	42,000	1,611,540
Saia, Inc. (a)(d)	13,559	158,505
Union Pacific Corp.	385,909	28,148,202
Werner Enterprises, Inc. (d)	38,825	774,171
YRC Worldwide, Inc. (a)(d)	2,094,993	523,748
		75,732,997
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	90,161
Aircastle Ltd.	24,900	194,469
Applied Industrial Technologies, Inc.	27,153	727,700
Beacon Roofing Supply, Inc. (a)(d)	54,931	765,189
BlueLinx Corp. (a)	10,747	36,540
CAI International, Inc. (a)	7,865	107,515
Essex Rental Corp. (a)	15,231	68,692
Fastenal Co. (d)	101,000	4,572,270
GATX Corp.	33,347	910,373
H&E Equipment Services, Inc. (a)	20,181	137,433
Houston Wire & Cable Co.	12,212	110,396
Interline Brands, Inc. (a)(d)	23,660	382,346
Kaman Corp.	19,994	427,272
Lawson Products, Inc.	2,164	29,344
MSC Industrial Direct Co., Inc. Class A	29,000	1,292,530
RSC Holdings, Inc. (a)(d)	36,805	220,094
Rush Enterprises, Inc. Class A (a)(d)	29,403	373,271
TAL International Group, Inc.	19,431	414,269
Textainer Group Holdings Ltd. (d)	4,227	115,397
Titan Machinery, Inc. (a)	22,348	333,879
United Rentals, Inc. (a)(d)	47,069	529,526
W.W. Grainger, Inc. (d)	45,755	4,840,421
Watsco, Inc. (d)	19,797	1,016,576
WESCO International, Inc. (a)(d)	28,000	903,840
Willis Lease Finance Corp. (a)	1,200	11,940
		18,611,443
TOTAL INDUSTRIALS		939,382,608
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)(d)	28,974	973,526
ADC Telecommunications, Inc. (a)(d)	85,518	1,083,513
Adtran, Inc. (d)	45,000	1,414,350

	Shares	Value
Alliance Fiber Optic Products, Inc.	480	$ 4,123
Anaren, Inc. (a)	27,831	379,058
Arris Group, Inc. (a)	85,448	698,110
Aruba Networks, Inc. (a)(d)	55,800	1,025,046
Aviat Networks, Inc. (a)	77,479	305,267
Bel Fuse, Inc. Class B (non-vtg.)	8,180	151,575
BigBand Networks, Inc. (a)(d)	52,482	141,701
Black Box Corp.	20,932	590,282
Blonder Tongue Laboratories, Inc. (a)	3,900	7,371
Blue Coat Systems, Inc. (a)(d)	35,999	677,861
Brocade Communications Systems, Inc. (a)	320,526	1,609,041
Calix Networks, Inc. (a)(d)	8,336	101,366
Ciena Corp. (a)(d)	82,365	1,027,092
Cisco Systems, Inc. (a)	4,398,508	88,190,085
Comarco, Inc. (a)	450	1,053
CommScope, Inc. (a)	63,865	1,197,469
Communications Systems, Inc.	2,718	29,653
Comtech Telecommunications Corp. (a)(d)	26,101	531,677
DG FastChannel, Inc. (a)(d)	19,656	311,351
Digi International, Inc. (a)	24,959	189,189
Ditech Networks, Inc. (a)	8,447	9,799
EchoStar Holding Corp. Class A (a)	40,085	747,986
EMCORE Corp. (a)(d)	46,234	38,143
EMS Technologies, Inc. (a)	24,115	350,150
Emulex Corp. (a)	68,229	650,905
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	222,006
F5 Networks, Inc. (a)	56,869	4,972,057
Finisar Corp. (a)	50,154	641,470
Globecomm Systems, Inc. (a)	13,582	92,493
Harmonic, Inc. (a)(d)	87,814	510,199
Harris Corp.	95,000	3,996,650
Hughes Communications, Inc. (a)(d)	3,000	69,720
Infinera Corp. (a)(d)	69,196	584,014
InterDigital, Inc. (a)(d)	34,017	840,900
Ixia (a)	28,654	323,504
JDS Uniphase Corp. (a)	182,321	1,675,530
Juniper Networks, Inc. (a)(d)	398,775	10,846,680
KVH Industries, Inc. (a)	1,838	22,920
Lantronix, Inc. (a)	83	317
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	406,315
Meru Networks, Inc. (a)(d)	3,300	42,240
Motorola, Inc. (a)	1,622,443	12,216,996
NETGEAR, Inc. (a)(d)	38,861	820,744
Network Engines, Inc. (a)(d)	2,300	3,059
Network Equipment Technologies, Inc. (a)(d)	17,660	47,859
NumereX Corp. Class A (a)	3,105	17,078
Occam Networks, Inc. (a)(d)	85	395
Oclaro, Inc. (a)	29,664	303,759
Oplink Communications, Inc. (a)	17,767	279,297
Opnext, Inc. (a)(d)	11,814	16,303
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Optelecom Nkf, Inc. (a)	529	$ 756
Optical Cable Corp. (a)	656	1,463
ORBCOMM, Inc. (a)	23,301	42,874
Parkervision, Inc. (a)(d)	17,441	13,604
PC-Tel, Inc. (a)	2,627	15,079
Performance Technologies, Inc. (a)	3,463	7,515
Plantronics, Inc.	36,731	1,003,124
Polycom, Inc. (a)(d)	61,510	1,751,805
Powerwave Technologies, Inc. (a)(d)	103,954	176,722
QUALCOMM, Inc.	1,249,903	47,883,784
Riverbed Technology, Inc. (a)(d)	43,842	1,681,779
SeaChange International, Inc. (a)	20,553	159,080
Sonus Networks, Inc. (a)	232,659	688,671
Sycamore Networks, Inc.	16,176	354,578
Symmetricom, Inc. (a)	25,258	128,311
Tekelec (a)(d)	52,160	571,674
Tellabs, Inc.	242,872	1,724,391
Telular Corp. (a)	2,100	6,258
Tollgrade Communications, Inc. (a)	2,548	18,448
UTStarcom, Inc. (a)(d)	75,765	143,196
ViaSat, Inc. (a)(d)	20,420	713,679
Westell Technologies, Inc. Class A (a)	4,212	8,424
Zoom Technologies, Inc. (a)(d)	28,169	101,127
		198,585,589
Computers & Peripherals - 3.6%
3PAR, Inc. (a)(d)	27,667	888,664
ActivIdentity Corp. (a)(d)	55,312	104,540
Apple, Inc. (a)	691,774	168,357,038
Astro-Med, Inc.	5,359	38,263
Avid Technology, Inc. (a)(d)	21,770	241,212
Compellent Technologies, Inc. (a)(d)	21,790	332,733
Concurrent Computer Corp. (a)	1,148	5,947
Cray, Inc. (a)	27,805	149,869
Datalink Corp. (a)	2,627	8,774
Dataram Corp. (a)	3,881	6,365
Dell, Inc. (a)	1,307,242	15,386,238
Diebold, Inc.	44,317	1,149,583
Dot Hill Systems Corp. (a)	5,816	6,281
Electronics for Imaging, Inc. (a)(d)	64,810	689,902
EMC Corp. (a)	1,551,282	28,295,384
Hauppauge Digital, Inc. (a)(d)	500	1,410
Hewlett-Packard Co.	1,792,770	68,985,790
Hutchinson Technology, Inc. (a)(d)	11,789	33,834
Hypercom Corp. (a)	28,539	89,327
iGO, Inc. (a)	6,906	10,911
Imation Corp. (a)	17,514	149,920
Immersion Corp. (a)	36,085	166,713
Intermec, Inc. (a)(d)	33,285	349,825
Interphase Corp. (a)	2,276	3,778
Intevac, Inc. (a)(d)	15,683	147,734
Isilon Systems, Inc. (a)(d)	11,585	231,121

	Shares	Value
LaserCard Corp. (a)(d)	2,369	$ 8,197
Lexmark International, Inc. Class A (a)	57,487	2,011,470
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	108,952	1,400,033
NetApp, Inc. (a)	260,766	10,545,377
Netezza Corp. (a)	59,464	1,157,169
Novatel Wireless, Inc. (a)(d)	32,010	185,978
Overland Storage, Inc. (a)	693	1,067
Presstek, Inc. (a)(d)	8,481	14,842
QLogic Corp. (a)(d)	95,448	1,421,698
Quantum Corp. (a)(d)	145,293	209,222
Rimage Corp. (a)	7,000	107,100
SanDisk Corp. (a)(d)	172,946	5,748,725
Scan-Optics, Inc. (a)	300	0
Seagate Technology (a)	368,586	3,733,776
Silicon Graphics International Corp. (a)(d)	29,148	172,993
STEC, Inc. (a)(d)	30,010	334,912
Stratasys, Inc. (a)(d)	22,294	506,297
Super Micro Computer, Inc. (a)	15,000	135,525
Synaptics, Inc. (a)(d)	23,677	625,546
Video Display Corp. (a)	3,439	13,653
ViewCast.com, Inc. (a)	13,700	3,699
Western Digital Corp. (a)	167,368	4,041,937
		318,210,372
Electronic Equipment & Components - 0.8%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	530,506
Advanced Photonix, Inc. Class A (a)	5,286	2,960
Agilent Technologies, Inc. (a)	259,305	6,993,456
Agilysys, Inc. (d)	29,574	128,351
Amphenol Corp. Class A	127,288	5,183,167
Anixter International, Inc. (a)(d)	21,000	963,480
Arrow Electronics, Inc. (a)	80,391	1,839,346
Avnet, Inc. (a)	108,003	2,473,269
AVX Corp.	28,540	354,752
Axcess, Inc. (a)	1,600	372
Benchmark Electronics, Inc. (a)	61,344	860,656
Brightpoint, Inc. (a)(d)	59,347	353,708
CalAmp Corp. (a)	3,621	9,306
Checkpoint Systems, Inc. (a)(d)	28,100	515,354
Clearfield, Inc. (a)	2,800	7,420
Cogent, Inc. (a)(d)	35,833	394,163
Cognex Corp.	28,237	550,622
Coherent, Inc. (a)	23,737	881,830
Comverge, Inc. (a)(d)	8,718	57,800
Corning, Inc.	1,187,853	18,625,535
CTS Corp.	21,333	171,517
Daktronics, Inc.	37,452	344,933
Dolby Laboratories, Inc. Class A (a)(d)	41,811	2,317,166
DTS, Inc. (a)(d)	21,936	768,857
Echelon Corp. (a)(d)	28,938	218,916
Electro Rent Corp.	2,627	31,077
Electro Scientific Industries, Inc. (a)(d)	25,174	273,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Fabrinet (a)	15,195	$ 185,531
FARO Technologies, Inc. (a)	21,693	397,850
FLIR Systems, Inc. (a)(d)	110,449	2,774,479
Frequency Electronics, Inc. (a)	500	2,505
Gerber Scientific, Inc. (a)(d)	4,538	25,095
Giga-Tronics, Inc. (a)	3,000	6,630
GTSI Corp. (a)	2,376	11,975
Identive Group, Inc. (a)	600	906
IEC Electronics Corp. (a)	100	485
Ingram Micro, Inc. Class A (a)	126,062	1,898,494
Insight Enterprises, Inc. (a)	30,442	400,008
IPG Photonics Corp. (a)(d)	19,405	420,312
Iteris, Inc. (a)	1,200	1,548
Itron, Inc. (a)	28,098	1,517,292
Jabil Circuit, Inc.	143,547	1,471,357
Keithley Instruments, Inc.	11,433	105,755
KEMET Corp. (a)	60,000	162,000
L-1 Identity Solutions, Inc. (a)(d)	60,627	545,037
LeCroy Corp. (a)	2,030	10,921
LightPath Technologies, Inc. Class A (a)	437	1,272
Littelfuse, Inc. (a)(d)	24,755	921,876
LoJack Corp. (a)	24,509	81,370
LRAD Corp. (a)(d)	900	792
Mace Security International, Inc. (a)(d)	1,100	550
Maxwell Technologies, Inc. (a)(d)	16,314	183,696
Measurement Specialties, Inc. (a)	9,947	147,415
Mercury Computer Systems, Inc. (a)	16,844	186,463
Mesa Laboratories, Inc.	2,540	56,617
Methode Electronics, Inc. Class A	32,238	287,885
Micronetics, Inc. (a)	1,137	5,207
Microvision, Inc. (a)(d)	59,245	154,037
MOCON, Inc.	2,570	28,424
Molex, Inc. (d)	100,000	1,765,000
MTS Systems Corp.	19,462	518,662
Multi-Fineline Electronix, Inc. (a)(d)	11,912	248,246
National Instruments Corp.	42,603	1,228,244
NetList, Inc. (a)(d)	21,728	54,537
Newport Corp. (a)	27,067	256,324
Nortech Systems, Inc. (a)	1,634	5,801
NU Horizons Electronics Corp. (a)	4,122	13,232
OSI Systems, Inc. (a)(d)	20,275	599,735
Park Electrochemical Corp.	18,978	453,574
PC Connection, Inc. (a)	2,687	17,492
PC Mall, Inc. (a)	500	2,100
Planar Systems, Inc. (a)	2,649	5,934
Plexus Corp. (a)	30,922	711,824
Power-One, Inc. (a)(d)	65,606	667,869
RadiSys Corp. (a)(d)	4,060	36,784
Research Frontiers, Inc. (a)	2,000	8,020
Richardson Electronics Ltd.	2,923	25,722
Rofin-Sinar Technologies, Inc. (a)(d)	19,978	407,551

	Shares	Value
Rogers Corp. (a)(d)	21,541	$ 577,299
Sanmina-SCI Corp. (a)	66,811	603,303
ScanSource, Inc. (a)(d)	22,961	573,107
SMART Modular Technologies (WWH), Inc. (a)(d)	9,803	45,976
Spectrum Control, Inc. (a)	1,791	21,152
SYNNEX Corp. (a)(d)	17,416	401,613
Tech Data Corp. (a)(d)	35,292	1,277,570
Technitrol, Inc. (d)	21,812	80,923
Trimble Navigation Ltd. (a)(d)	84,063	2,364,692
TTM Technologies, Inc. (a)(d)	52,954	437,400
Universal Display Corp. (a)(d)	47,515	936,521
Viasystems Group, Inc. (a)	4,738	67,611
Vishay Intertechnology, Inc. (a)	156,274	1,201,747
Vishay Precision Group, Inc. (a)	11,162	161,737
X-Rite, Inc. (a)	29,750	97,878
Zygo Corp. (a)	11,433	91,921
		72,812,542
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(d)	133,809	6,164,581
Ancestry.com, Inc.	14,557	280,222
AOL, Inc. (a)	79,455	1,765,490
Archipelago Learning, Inc.	8,572	89,577
Art Technology Group, Inc. (a)	138,322	482,744
Autobytel, Inc. (a)	6,680	5,675
comScore, Inc. (a)(d)	24,813	451,348
Constant Contact, Inc. (a)(d)	25,942	459,692
DealerTrack Holdings, Inc. (a)(d)	40,324	594,577
Digital River, Inc. (a)(d)	26,281	693,030
DivX, Inc. (a)	15,267	117,480
EarthLink, Inc.	92,443	791,312
EasyLink Services International Corp. (a)	600	1,434
eBay, Inc. (a)	854,898	19,867,830
Equinix, Inc. (a)(d)	34,250	3,123,943
Google, Inc. Class A (a)	175,979	79,194,070
GSI Commerce, Inc. (a)(d)	40,593	924,303
IAC/InterActiveCorp (a)	64,624	1,602,029
iMergent, Inc.	7,660	28,342
InfoSpace, Inc. (a)	38,127	267,270
Innodata Isogen, Inc. (a)	10,986	29,552
Internap Network Services Corp. (a)	31,452	129,425
Internet America, Inc. (a)	4,200	840
Internet Capital Group, Inc. (a)	38,165	321,158
iPass, Inc.	26,101	28,189
j2 Global Communications, Inc. (a)(d)	31,250	674,063
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	210,365
KIT Digital, Inc. (a)(d)	7,720	66,315
Liquidity Services, Inc. (a)	10,000	128,700
LivePerson, Inc. (a)	23,535	168,275
LogMeIn, Inc. (a)(d)	30,142	987,753
LoopNet, Inc. (a)	38,132	401,911
Marchex, Inc. Class B	33,368	133,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ModusLink Global Solutions, Inc. (a)	27,194	$ 157,997
Monster Worldwide, Inc. (a)(d)	89,555	987,792
Move, Inc. (a)(d)	91,866	172,708
NIC, Inc. (d)	56,640	410,074
Onstream Media Corp. (a)	34	38
OpenTable, Inc. (a)(d)	11,556	615,935
Openwave Systems, Inc. (a)	28,230	45,733
Perficient, Inc. (a)	16,992	147,491
QuinStreet, Inc. (d)	714	7,661
Rackspace Hosting, Inc. (a)(d)	88,714	1,746,779
RealNetworks, Inc. (a)(d)	104,429	281,958
Saba Software, Inc. (a)	3,088	16,119
SAVVIS, Inc. (a)(d)	38,278	670,248
Selectica, Inc. (a)	643	3,273
Stamps.com, Inc. (a)	4,851	55,495
Support.com, Inc. (a)	12,011	45,642
Terremark Worldwide, Inc. (a)(d)	35,051	293,727
The Knot, Inc. (a)	26,713	188,594
TheStreet.com, Inc.	4,299	12,037
United Online, Inc.	83,735	412,814
ValueClick, Inc. (a)(d)	64,977	708,249
VeriSign, Inc. (a)(d)	135,443	3,945,455
Vocus, Inc. (a)	27,197	403,060
Web.com, Inc. (a)	15,761	68,876
WebMD Health Corp. (a)	40,840	2,080,390
WebMediaBrands, Inc. (a)	1,200	780
Yahoo!, Inc. (a)	992,938	12,987,629
Zix Corp. (a)(d)	50,920	135,956
		146,787,811
IT Services - 2.9%
Acxiom Corp. (a)	49,085	608,409
Alliance Data Systems Corp. (a)(d)	38,432	2,159,494
Automatic Data Processing, Inc.	384,157	14,832,302
Broadridge Financial Solutions, Inc.	105,000	2,241,750
CACI International, Inc. Class A (a)(d)	21,000	857,010
Ciber, Inc. (a)	62,714	171,836
Cognizant Technology Solutions Corp. Class A (a)	229,114	13,198,112
Computer Sciences Corp.	116,028	4,619,075
Convergys Corp. (a)	93,827	950,468
CoreLogic, Inc. (a)	62,403	1,077,700
CSG Systems International, Inc. (a)(d)	23,020	421,266
CSP, Inc. (a)	4,299	17,712
Diamond Management & Technology Consultants, Inc.	15,276	190,797
DST Systems, Inc. (d)	27,403	1,116,398
Dynamics Research Corp. (a)	2,841	27,927
Echo Global Logistics, Inc. (d)	4,308	54,108
Edgewater Technology, Inc. (a)	3,344	9,263
eLoyalty Corp. (a)	5,011	30,567
ePresence, Inc. (a)	600	0

	Shares	Value
Euronet Worldwide, Inc. (a)(d)	42,896	$ 603,976
Fidelity National Information Services, Inc.	185,693	4,798,307
Fiserv, Inc. (a)	117,000	5,853,510
Forrester Research, Inc. (a)	12,145	372,730
Gartner, Inc. Class A (a)(d)	46,439	1,331,871
Genpact Ltd. (a)(d)	76,989	1,077,076
Global Cash Access Holdings, Inc. (a)	36,284	131,348
Global Payments, Inc.	59,000	2,220,170
Hackett Group, Inc. (a)(d)	2,704	10,708
Heartland Payment Systems, Inc. (d)	35,890	507,844
Hewitt Associates, Inc. Class A (a)	69,536	3,356,503
iGate Corp. (d)	10,791	169,311
Integral Systems, Inc. (a)(d)	21,096	142,609
International Business Machines Corp.	982,451	121,067,437
Lender Processing Services, Inc.	73,000	2,141,090
Lionbridge Technologies, Inc. (a)(d)	40,348	179,952
ManTech International Corp. Class A (a)(d)	16,496	583,793
Mastech Holdings, Inc. (a)	348	1,103
MasterCard, Inc. Class A	74,337	14,745,487
Maximus, Inc.	18,351	985,632
MoneyGram International, Inc. (a)(d)	39,244	79,273
NCI, Inc. Class A (a)(d)	14,263	273,136
NeuStar, Inc. Class A (a)	56,000	1,239,840
Online Resources Corp. (a)	30,570	120,752
Paychex, Inc.	241,025	5,999,112
PFSweb, Inc. (a)	2,111	5,489
RightNow Technologies, Inc. (a)(d)	24,176	404,223
SAIC, Inc. (a)(d)	293,936	4,373,768
Sapient Corp. (d)	95,545	996,534
SRA International, Inc. Class A (a)(d)	32,151	618,907
StarTek, Inc. (a)	2,269	10,052
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	15,040	578,965
Teletech Holdings, Inc. (a)	22,443	284,577
Teradata Corp. (a)	126,224	4,132,574
The Management Network Group, Inc. (a)	240	643
The Western Union Co.	523,756	8,212,494
TNS, Inc. (a)(d)	28,980	435,280
Total System Services, Inc.	141,339	2,007,014
TSR, Inc. (a)	100	213
Unisys Corp. (a)	26,974	603,139
VeriFone Holdings, Inc. (a)(d)	60,045	1,451,888
Visa, Inc. Class A	381,785	26,335,529
Wilhelmina International, Inc. (a)	1,200	150
Wright Express Corp. (a)(d)	25,873	830,782
Zanett, Inc. (a)(d)	37,959	61,494
		261,920,479
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	1,028,796	$ 8,683,038
Zebra Technologies Corp. Class A (a)(d)	45,996	1,316,406
		9,999,444
Semiconductors & Semiconductor Equipment - 2.6%
Actel Corp. (a)	29,247	418,232
Advanced Analogic Technologies, Inc. (a)	28,971	93,866
Advanced Energy Industries, Inc. (a)	36,156	510,161
Advanced Micro Devices, Inc. (a)(d)	441,120	2,479,094
AEHR Test Systems (a)	3,637	4,219
Aetrium, Inc. (a)	2,400	6,912
Altera Corp.	219,884	5,424,538
Amkor Technology, Inc. (a)(d)	92,060	466,744
Amtech Systems, Inc. (a)	14,403	196,169
ANADIGICS, Inc. (a)	46,131	185,216
Analog Devices, Inc.	217,609	6,066,939
Applied Materials, Inc.	1,004,834	10,440,225
Applied Micro Circuits Corp. (a)(d)	85,622	923,005
Atheros Communications, Inc. (a)(d)	44,479	1,096,852
Atmel Corp. (a)(d)	282,925	1,640,965
ATMI, Inc. (a)	27,202	347,506
Axcelis Technologies, Inc. (a)(d)	87,927	119,581
AXT, Inc. (a)(d)	26,307	142,584
Broadcom Corp. Class A	324,467	9,724,276
Brooks Automation, Inc. (a)	54,086	366,703
Cabot Microelectronics Corp. (a)(d)	28,192	843,787
Cavium Networks, Inc. (a)(d)	42,346	1,022,232
Ceva, Inc. (a)	3,705	44,831
Cirrus Logic, Inc. (a)(d)	45,566	688,958
Cohu, Inc.	21,049	241,643
Conexant Systems, Inc. (a)(d)	44,491	66,292
Cree, Inc. (a)(d)	70,855	3,793,577
Cymer, Inc. (a)(d)	29,899	879,928
Cypress Semiconductor Corp. (a)(d)	108,413	1,147,552
Diodes, Inc. (a)	31,285	461,454
DSP Group, Inc. (a)	29,152	196,193
Energy Conversion Devices, Inc. (a)(d)	31,072	140,135
Entegris, Inc. (a)(d)	120,306	463,178
Entropic Communications, Inc. (a)	25,519	194,200
Evergreen Solar, Inc. (a)(d)	178,250	119,428
Exar Corp. (a)	31,629	172,062
Fairchild Semiconductor International, Inc. (a)(d)	113,948	880,818
FEI Co. (a)	29,919	498,451
First Solar, Inc. (a)(d)	35,194	4,499,553
FormFactor, Inc. (a)(d)	40,019	280,933
FSI International, Inc. (a)	31,326	84,893
GT Solar International, Inc. (a)	21,000	162,330
Hittite Microwave Corp. (a)(d)	17,471	743,391
Ikanos Communications, Inc. (a)	40,760	35,094
Integrated Device Technology, Inc. (a)(d)	138,543	709,340
Integrated Silicon Solution, Inc. (a)	19,923	132,089

	Shares	Value
Intel Corp.	4,245,843	$ 75,236,338
International Rectifier Corp. (a)(d)	56,202	1,031,307
Intersil Corp. Class A	90,212	901,669
Intest Corp. (a)	2,530	6,401
IXYS Corp. (a)	43,219	408,852
KLA-Tencor Corp.	120,761	3,382,516
Kopin Corp. (a)	36,300	102,185
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	263,007
Lam Research Corp. (a)	89,276	3,223,756
Lattice Semiconductor Corp. (a)	183,118	759,940
Linear Technology Corp.	149,321	4,278,047
LSI Corp. (a)	463,843	1,864,649
LTX-Credence Corp. (a)	102,392	221,167
Marvell Technology Group Ltd. (a)	380,886	6,071,323
Mattson Technology, Inc. (a)(d)	45,794	95,252
Maxim Integrated Products, Inc.	220,000	3,491,400
MaxLinear, Inc. Class A (a)	5,000	57,000
MEMC Electronic Materials, Inc. (a)(d)	156,460	1,609,973
Micrel, Inc.	38,851	343,637
Microchip Technology, Inc. (d)	128,884	3,568,798
Micron Technology, Inc. (a)(d)	637,021	4,118,341
Microsemi Corp. (a)	61,682	863,548
Microtune, Inc. (a)(d)	70,701	161,198
Mindspeed Technologies, Inc. (a)	23,812	152,397
MIPS Technologies, Inc. (a)	48,280	318,165
MKS Instruments, Inc. (a)(d)	43,222	746,012
Monolithic Power Systems, Inc. (a)(d)	41,045	673,548
MoSys, Inc. (a)(d)	5,107	21,858
Nanometrics, Inc. (a)(d)	33,344	441,808
National Semiconductor Corp.	163,098	2,056,666
Netlogic Microsystems, Inc. (a)(d)	35,906	867,130
Novellus Systems, Inc. (a)	77,164	1,797,921
NVE Corp. (a)(d)	7,030	269,952
NVIDIA Corp. (a)(d)	420,126	3,919,776
Omnivision Technologies, Inc. (a)(d)	54,447	1,116,164
ON Semiconductor Corp. (a)(d)	307,507	1,900,393
PDF Solutions, Inc. (a)	5,015	17,352
Pericom Semiconductor Corp. (a)(d)	20,374	172,160
Photronics, Inc. (a)(d)	52,431	225,453
Pixelworks, Inc. (a)	2,229	5,862
PLX Technology, Inc. (a)(d)	20,754	69,526
PMC-Sierra, Inc. (a)	148,931	1,030,603
Power Integrations, Inc.	34,534	945,886
QuickLogic Corp. (a)(d)	5,724	17,802
Rambus, Inc. (a)(d)	79,669	1,420,498
Ramtron International Corp. (a)	5,613	19,253
RF Micro Devices, Inc. (a)(d)	207,898	1,014,542
Rubicon Technology, Inc. (a)(d)	21,254	520,936
Rudolph Technologies, Inc. (a)	15,301	120,954
Semtech Corp. (a)(d)	46,483	771,385
Sigma Designs, Inc. (a)(d)	26,543	252,159
Silicon Image, Inc. (a)(d)	98,207	355,509
Silicon Laboratories, Inc. (a)(d)	29,453	1,123,337
Skyworks Solutions, Inc. (a)(d)	117,453	2,097,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	5,843	$ 86,067
Standard Microsystems Corp. (a)(d)	30,821	558,477
SunPower Corp. Class A (a)(d)	72,637	785,206
Supertex, Inc. (a)	18,603	409,452
Tech/Ops Sevcon, Inc. (a)	2,508	11,136
Tegal Corp. (a)	508	187
Teradyne, Inc. (a)(d)	147,810	1,327,334
Tessera Technologies, Inc. (a)	37,851	575,335
Texas Instruments, Inc.	930,494	21,429,277
TranSwitch Corp. (a)	2,419	7,015
Trident Microsystems, Inc. (a)	25,747	39,135
Trio-Tech International (a)	4,299	15,218
TriQuint Semiconductor, Inc. (a)(d)	118,241	821,775
Ultra Clean Holdings, Inc. (a)(d)	15,000	127,050
Ultratech, Inc. (a)	39,291	652,624
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,136,086
Veeco Instruments, Inc. (a)(d)	33,948	1,128,092
Virage Logic Corp. (a)(d)	43,701	524,412
Volterra Semiconductor Corp. (a)(d)	32,732	656,277
Xilinx, Inc. (d)	199,358	4,814,496
Zoran Corp. (a)	59,085	477,407
		231,261,209
Software - 3.9%
ACI Worldwide, Inc. (a)(d)	38,108	723,671
Activision Blizzard, Inc.	401,921	4,296,535
Actuate Corp. (a)	49,055	195,729
Adobe Systems, Inc. (a)	393,213	10,915,593
Advent Software, Inc. (a)(d)	15,807	785,134
American Software, Inc. Class A	4,418	22,576
ANSYS, Inc. (a)(d)	61,583	2,388,189
ArcSight, Inc. (a)	42,672	1,638,605
Ariba, Inc. (a)(d)	83,074	1,285,155
Aspen Technology, Inc. (a)	50,609	484,834
Authentidate Holding Corp. (a)	1,900	1,292
Autodesk, Inc. (a)	167,809	4,656,700
Bitstream, Inc. Class A (a)	6,051	37,516
Blackbaud, Inc. (d)	31,757	661,181
Blackboard, Inc. (a)(d)	24,407	807,628
BMC Software, Inc. (a)	134,202	4,839,324
Bottomline Technologies, Inc. (a)	26,416	370,088
BroadSoft, Inc. (a)	3,000	24,510
BSQUARE Corp. (a)	300	879
CA, Inc.	297,852	5,364,315
Cadence Design Systems, Inc. (a)(d)	230,461	1,567,135
Citrix Systems, Inc. (a)	136,013	7,880,593
Communication Intelligence Corp. (a)	3,800	247
CommVault Systems, Inc. (a)(d)	47,060	1,155,323
Compuware Corp. (a)(d)	152,129	1,092,286
Concur Technologies, Inc. (a)(d)	35,353	1,653,460
Datawatch Corp. (a)	2,268	6,056

	Shares	Value
ebix.com, Inc. (a)(d)	35,957	$ 670,238
Electronic Arts, Inc. (a)	237,578	3,620,689
Epicor Software Corp. (a)(d)	38,816	263,561
EPIQ Systems, Inc.	34,750	432,638
FactSet Research Systems, Inc.	30,000	2,206,500
Fair Isaac Corp.	50,575	1,132,374
FalconStor Software, Inc. (a)	18,520	58,153
Fonix Corp. (a)	1	0
Fortinet, Inc. (d)	30,114	614,024
Geeknet, Inc. (a)	13,735	20,190
GSE Systems, Inc. (a)	452	1,632
Informatica Corp. (a)(d)	70,941	2,281,463
Interactive Intelligence, Inc. (a)(d)	2,508	37,394
Intuit, Inc. (a)	214,640	9,186,592
Jack Henry & Associates, Inc.	61,000	1,435,940
JDA Software Group, Inc. (a)(d)	41,914	962,765
Kenexa Corp. (a)(d)	14,889	165,863
Lawson Software, Inc. (a)(d)	135,967	1,033,349
Magma Design Automation, Inc. (a)	31,318	98,339
Manhattan Associates, Inc. (a)(d)	23,929	623,231
McAfee, Inc. (a)	112,833	5,308,793
Mentor Graphics Corp. (a)	93,643	851,215
MICROS Systems, Inc. (a)(d)	51,142	1,948,510
Microsoft Corp.	5,957,339	139,878,320
MicroStrategy, Inc. Class A (a)	10,371	808,212
Monotype Imaging Holdings, Inc. (a)	10,025	74,135
Motricity, Inc. (a)(d)	10,745	79,083
NetScout Systems, Inc. (a)	23,319	369,140
NetSol Technologies, Inc. (a)	20	16
NetSuite, Inc. (a)	16,207	307,933
Novell, Inc. (a)	266,027	1,495,072
Nuance Communications, Inc. (a)(d)	172,931	2,538,627
Opnet Technologies, Inc.	5,444	85,743
Oracle Corp.	2,921,013	63,911,764
Parametric Technology Corp. (a)(d)	82,569	1,407,801
Peerless Systems Corp. (a)	200	640
Pegasystems, Inc.	21,557	472,098
Pervasive Software, Inc. (a)	4,889	23,516
Phoenix Technologies Ltd. (a)	13,582	55,007
Progress Software Corp. (a)(d)	36,598	977,533
PROS Holdings, Inc. (a)	15,000	118,050
QAD, Inc.	4,871	19,289
QLIK Technologies, Inc.	11,000	204,930
Quest Software, Inc. (a)	35,867	768,630
Radiant Systems, Inc. (a)	15,620	279,754
RealD, Inc.	9,000	150,390
RealPage, Inc. (d)	10,000	167,700
Red Hat, Inc. (a)	132,948	4,593,353
Renaissance Learning, Inc.	5,254	42,032
Rosetta Stone, Inc. (a)	9,673	165,021
Rovi Corp. (a)(d)	73,322	3,190,240
S1 Corp. (a)	50,691	246,865
Salesforce.com, Inc. (a)(d)	86,445	9,498,577
Smith Micro Software, Inc. (a)	24,403	186,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	23,042	$ 332,266
Solera Holdings, Inc.	48,885	1,939,757
Sonic Foundry, Inc. (a)(d)	180	1,800
Sonic Solutions, Inc. (a)(d)	75,198	605,344
Sourcefire, Inc. (a)(d)	30,942	784,999
SRS Labs, Inc. (a)	3,224	28,919
SS&C Technologies Holdings, Inc. (a)	9,991	140,773
SuccessFactors, Inc. (a)(d)	41,083	866,851
Symantec Corp. (a)	611,706	8,337,553
Synchronoss Technologies, Inc. (a)	24,465	378,229
Synopsys, Inc. (a)	96,141	2,200,667
Take-Two Interactive Software, Inc. (a)(d)	60,048	499,599
Taleo Corp. Class A (a)(d)	24,886	637,828
TeleCommunication Systems, Inc. Class A (a)(d)	57,438	176,909
THQ, Inc. (a)(d)	89,366	317,249
TIBCO Software, Inc. (a)(d)	119,267	1,728,179
TiVo, Inc. (a)(d)	73,373	576,712
Tyler Technologies, Inc. (a)(d)	34,991	605,694
Ultimate Software Group, Inc. (a)(d)	18,927	623,077
Vasco Data Security International, Inc. (a)(d)	35,184	209,873
Veramark Technologies, Inc. (a)	2,300	1,380
Verint Systems, Inc. (a)	10,000	235,800
Versant Corp. (a)	320	3,584
VirnetX Holding Corp. (d)	18,060	132,019
VMware, Inc. Class A (a)(d)	46,170	3,627,577
Wave Systems Corp. Class A (a)(d)	41,571	86,468
Wayside Technology Group, Inc.	1,433	13,757
Websense, Inc. (a)(d)	36,344	706,891
		343,723,915
TOTAL INFORMATION TECHNOLOGY		1,583,301,361
MATERIALS - 4.0%
Chemicals - 2.2%
A. Schulman, Inc.	32,981	599,265
Air Products & Chemicals, Inc.	150,201	11,119,380
Airgas, Inc.	51,982	3,420,416
Albemarle Corp.	66,354	2,660,132
American Pacific Corp. (a)	800	3,744
American Vanguard Corp. (d)	27,915	184,518
Arch Chemicals, Inc.	25,671	788,613
Ashland, Inc.	50,145	2,329,737
Balchem Corp. (d)	32,979	806,337
Cabot Corp.	34,815	989,790
Calgon Carbon Corp. (a)(d)	41,502	517,945
Celanese Corp. Class A	114,371	3,053,706
CF Industries Holdings, Inc.	55,531	5,136,618
Chase Corp.	1,000	12,700

	Shares	Value
Converted Organics, Inc. (a)(d)	99,007	$ 42,316
Cytec Industries, Inc.	40,411	1,916,694
Dow Chemical Co.	865,527	21,092,893
E.I. du Pont de Nemours & Co.	686,754	27,998,961
Eastman Chemical Co.	48,915	3,010,718
Ecolab, Inc.	179,354	8,501,380
Ferro Corp. (a)(d)	60,371	645,970
Flotek Industries, Inc. (a)(d)	12,942	18,766
FMC Corp.	53,377	3,324,320
Georgia Gulf Corp. (a)	805	10,465
H.B. Fuller Co. (d)	31,742	602,781
Hawkins, Inc. (d)	6,199	188,884
Huntsman Corp.	168,374	1,533,887
Innophos Holdings, Inc.	19,698	574,591
International Flavors & Fragrances, Inc.	56,154	2,565,676
Intrepid Potash, Inc. (a)(d)	31,203	700,507
KMG Chemicals, Inc.	6,176	82,079
Koppers Holdings, Inc.	29,186	583,720
Kraton Performance Polymers, Inc.	5,217	140,963
Kronos Worldwide, Inc. (a)	87	2,650
Landec Corp. (a)	21,495	118,223
LSB Industries, Inc. (a)(d)	19,648	325,764
Lubrizol Corp.	49,626	4,630,602
Material Sciences Corp. (a)	1,552	6,068
Minerals Technologies, Inc.	16,405	879,308
Monsanto Co.	413,706	21,781,621
Nalco Holding Co.	102,773	2,335,003
Nanophase Technologies Corp. (a)	4,415	4,901
NewMarket Corp.	8,586	863,151
NL Industries, Inc.	6,360	48,463
Olin Corp.	41,139	736,799
OM Group, Inc. (a)	27,564	705,638
OMNOVA Solutions, Inc. (a)	24,350	148,535
Penford Corp. (a)	7,525	36,572
PolyOne Corp. (a)	82,298	802,406
PPG Industries, Inc.	124,292	8,182,142
Praxair, Inc.	237,018	20,390,659
Quaker Chemical Corp. (d)	16,836	498,514
Rockwood Holdings, Inc. (a)	39,589	1,023,376
RPM International, Inc.	101,064	1,707,982
Senomyx, Inc. (a)(d)	21,458	87,549
Sensient Technologies Corp.	40,668	1,127,724
Sherwin-Williams Co.	69,776	4,910,835
Sigma Aldrich Corp.	78,776	4,188,520
Solutia, Inc. (a)	86,873	1,176,260
Spartech Corp. (a)(d)	22,470	200,657
Stepan Co.	9,873	547,458
STR Holdings, Inc. (d)	31,364	648,294
The Mosaic Co.	112,750	6,613,915
The Scotts Miracle-Gro Co. Class A	31,040	1,466,019
TPC Group, Inc. (a)(d)	13,000	225,940
Valspar Corp.	66,080	1,990,330
W.R. Grace & Co. (a)	45,142	1,142,093
Westlake Chemical Corp.	10,398	269,516
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	19,224	$ 332,767
Zoltek Companies, Inc. (a)(d)	46,821	398,447
		195,713,173
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	919,239
Headwaters, Inc. (a)(d)	58,586	179,859
Martin Marietta Materials, Inc. (d)	32,629	2,388,443
Texas Industries, Inc. (d)	14,848	449,004
Vulcan Materials Co.	84,577	3,109,051
		7,045,596
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	111,533
Aptargroup, Inc.	45,669	1,902,114
Ball Corp.	67,650	3,793,812
Bemis Co., Inc.	72,528	2,093,883
Boise, Inc. (a)	94,281	648,653
Crown Holdings, Inc. (a)	121,068	3,372,954
Graham Packaging Co., Inc.	13,527	151,232
Graphic Packaging Holding Co. (a)	22,196	67,698
Greif, Inc. Class A	25,003	1,421,421
MOD-PAC Corp. (sub. vtg.) (a)	1,150	5,060
Myers Industries, Inc.	14,920	95,040
Owens-Illinois, Inc. (a)(d)	123,578	3,096,865
Packaging Corp. of America	79,314	1,767,909
Pactiv Corp. (a)	94,300	3,025,144
Rock-Tenn Co. Class A	27,000	1,300,860
Sealed Air Corp.	112,623	2,309,898
Silgan Holdings, Inc.	35,135	1,050,185
Smurfit-Stone Container Enterprises, Inc. (a)	35,000	600,950
Sonoco Products Co.	71,000	2,232,950
Temple-Inland, Inc.	73,444	1,169,963
		30,218,124
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	9,744	135,831
AK Steel Holding Corp. (d)	88,152	1,123,056
Alcoa, Inc.	765,739	7,818,195
Allegheny Technologies, Inc. (d)	65,419	2,663,862
Allied Nevada Gold Corp. (a)(d)	56,024	1,313,763
Amcol International Corp.	19,393	506,545
Brush Engineered Materials, Inc. (a)(d)	25,983	624,891
Capital Gold Corp. (a)(d)	61,252	199,069
Carpenter Technology Corp.	30,707	952,224
Century Aluminum Co. (a)(d)	58,158	581,580
Cliffs Natural Resources, Inc.	105,273	6,441,655
Coeur d'Alene Mines Corp. (a)(d)	78,134	1,340,779
Commercial Metals Co.	84,856	1,105,674
Compass Minerals International, Inc.	24,217	1,737,570
Freeport-McMoRan Copper & Gold, Inc.	326,356	23,491,105

	Shares	Value
General Moly, Inc. (a)(d)	57,561	$ 173,259
Golden Minerals Co. (a)	1,000	7,580
Haynes International, Inc.	10,049	294,235
Hecla Mining Co. (a)(d)	202,052	1,155,737
Horsehead Holding Corp. (a)	45,973	364,106
Kaiser Aluminum Corp. (d)	15,063	556,126
Metals USA Holdings Corp. (a)	8,346	97,815
Molycorp, Inc.	20,000	335,000
Newmont Mining Corp.	368,601	22,602,613
Noranda Aluminium Holding Corp. (a)	14,479	115,398
Nucor Corp.	212,699	7,823,069
Olympic Steel, Inc.	11,152	245,790
Reliance Steel & Aluminum Co.	47,022	1,751,570
Royal Gold, Inc. (d)	40,029	1,964,223
RTI International Metals, Inc. (a)(d)	29,113	803,519
Schnitzer Steel Industries, Inc. Class A (d)	15,000	663,600
Southern Copper Corp.	165,724	5,011,494
Steel Dynamics, Inc.	157,820	2,162,134
Stillwater Mining Co. (a)(d)	36,480	499,776
Synalloy Corp.	700	6,846
Titanium Metals Corp. (a)(d)	70,000	1,268,400
United States Steel Corp. (d)	106,933	4,545,722
Universal Stainless & Alloy Products, Inc. (a)(d)	3,224	66,318
US Energy Corp. (a)(d)	15,796	64,132
US Gold Corp. (a)(d)	69,085	357,169
Walter Energy, Inc.	39,457	2,842,482
Worthington Industries, Inc. (d)	49,734	707,217
		106,521,129
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	26,683	316,994
Clearwater Paper Corp. (a)	8,645	587,514
Deltic Timber Corp.	16,733	683,208
Domtar Corp.	35,379	2,123,448
Glatfelter	43,011	440,003
International Paper Co.	300,668	6,151,667
Kapstone Paper & Packaging Corp. (a)	20,928	238,370
Louisiana-Pacific Corp. (a)	89,991	599,340
MeadWestvaco Corp.	122,234	2,659,812
Neenah Paper, Inc.	13,013	191,551
Schweitzer-Mauduit International, Inc.	13,459	724,633
Wausau-Mosinee Paper Corp. (a)	43,208	273,507
Weyerhaeuser Co.	158,000	2,480,600
		17,470,647
TOTAL MATERIALS		356,968,669
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (a)	1,000	1,370
AboveNet, Inc. (a)	17,333	894,729
Alaska Communication Systems Group, Inc. (d)	65,347	631,252
Allegiance Telecom, Inc. (a)	7,100	0
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.	4,537,303	$ 122,643,300
Atlantic Tele-Network, Inc.	11,209	478,064
Cbeyond, Inc. (a)(d)	40,071	478,848
CenturyTel, Inc.	215,973	7,809,584
Cincinnati Bell, Inc. (a)(d)	143,413	337,021
Cogent Communications Group, Inc. (a)(d)	37,872	330,244
Consolidated Communications Holdings, Inc.	31,380	544,129
Frontier Communications Corp.	719,990	5,565,523
General Communications, Inc. Class A (a)	32,745	295,032
Global Crossing Ltd. (a)(d)	20,490	252,027
Globalstar, Inc. (a)(d)	72,755	109,133
HickoryTech Corp.	540	4,158
IDT Corp. Class B (a)(d)	13,297	192,807
Iridium Communications, Inc. (a)	18,606	161,314
Level 3 Communications, Inc. (a)(d)	1,233,430	1,270,433
Neutral Tandem, Inc. (a)(d)	32,771	370,312
PAETEC Holding Corp. (a)(d)	79,173	324,609
Premiere Global Services, Inc. (a)	40,771	202,224
Qwest Communications International, Inc.	1,017,675	5,749,864
SureWest Communications (a)	9,983	61,395
tw telecom, inc. (a)(d)	125,030	2,192,401
Verizon Communications, Inc.	2,182,718	64,412,008
Vonage Holdings Corp. (a)	126,259	272,719
Windstream Corp.	370,991	4,279,381
XETA Technologies, Inc. (a)	2,000	6,400
		219,870,281
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	306,551	14,364,980
Clearwire Corp. Class A (a)(d)	107,550	689,396
Crown Castle International Corp. (a)	186,030	7,649,554
FiberTower Corp. (a)(d)	2,746	9,858
Leap Wireless International, Inc. (a)(d)	44,273	459,111
MetroPCS Communications, Inc. (a)(d)	172,855	1,545,324
NII Holdings, Inc. (a)	123,152	4,464,260
NTELOS Holdings Corp.	25,472	412,137
SBA Communications Corp. Class A (a)(d)	88,053	3,152,297
Shenandoah Telecommunications Co. (d)	20,147	340,283
Sprint Nextel Corp. (a)	2,275,320	9,283,306
Syniverse Holdings, Inc. (a)(d)	69,188	1,423,197
Telephone & Data Systems, Inc.	73,482	2,122,895
Terrestar Corp. (a)(d)	26,200	7,205

	Shares	Value
U.S. Cellular Corp. (a)	6,963	$ 291,889
USA Mobility, Inc.	34,004	488,297
		46,703,989
TOTAL TELECOMMUNICATION SERVICES		266,574,270
UTILITIES - 4.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	118,891	2,680,992
Allete, Inc.	38,638	1,374,354
American Electric Power Co., Inc.	359,996	12,747,458
Central Vermont Public Service Corp.	16,999	337,090
Cleco Corp.	65,050	1,842,867
DPL, Inc.	84,246	2,133,109
Duke Energy Corp.	994,832	17,101,162
Edison International	225,385	7,606,744
El Paso Electric Co. (a)	53,918	1,237,418
Empire District Electric Co.	46,000	902,520
Entergy Corp.	144,863	11,420,999
Exelon Corp.	506,438	20,622,155
FirstEnergy Corp. (d)	229,445	8,381,626
Great Plains Energy, Inc.	105,440	1,949,586
Hawaiian Electric Industries, Inc.	68,932	1,655,747
IDACORP, Inc.	36,791	1,289,892
ITC Holdings Corp.	40,146	2,326,862
Maine & Maritimes Corp.	2,979	132,119
MGE Energy, Inc.	21,535	803,686
NextEra Energy, Inc.	315,445	16,948,860
Northeast Utilities	123,000	3,563,310
NV Energy, Inc.	164,486	2,105,421
Pepco Holdings, Inc.	144,996	2,602,678
Pinnacle West Capital Corp.	68,015	2,710,398
PNM Resources, Inc.	82,308	941,604
Portland General Electric Co.	79,155	1,581,517
PPL Corp.	364,931	9,911,526
Progress Energy, Inc.	216,767	9,301,472
Southern Co.	628,325	23,053,244
UIL Holdings Corp.	31,926	845,720
Unisource Energy Corp.	32,881	1,069,619
Unitil Corp.	14,363	305,645
Westar Energy, Inc.	68,366	1,638,733
		173,126,133
Gas Utilities - 0.3%
AGL Resources, Inc.	55,000	2,018,500
Atmos Energy Corp.	68,000	1,924,400
Chesapeake Utilities Corp.	12,055	415,174
Delta Natural Gas Co., Inc.	1,791	51,939
Energen Corp.	52,788	2,252,992
EQT Corp.	106,887	3,484,516
Laclede Group, Inc.	25,997	865,700
National Fuel Gas Co. New Jersey (d)	52,000	2,234,960
New Jersey Resources Corp.	36,174	1,346,035
Nicor, Inc.	34,000	1,437,860
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Northwest Natural Gas Co.	26,698	$ 1,213,157
ONEOK, Inc.	77,981	3,346,165
Piedmont Natural Gas Co., Inc. (d)	51,464	1,403,938
Questar Corp.	128,553	2,092,843
South Jersey Industries, Inc.	29,737	1,397,342
Southwest Gas Corp.	35,257	1,108,833
UGI Corp.	77,269	2,132,624
WGL Holdings, Inc.	38,000	1,340,260
		30,067,238
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	596,794	6,111,171
Black Hills Corp.	45,161	1,374,249
Calpine Corp. (a)	253,246	3,221,289
Constellation Energy Group, Inc.	132,678	3,891,446
Dynegy, Inc. (a)	82,461	406,533
Mirant Corp. (a)	115,661	1,121,912
NRG Energy, Inc. (a)(d)	192,725	3,916,172
Ormat Technologies, Inc. (d)	19,662	541,885
RRI Energy, Inc. (a)	268,023	930,040
		21,514,697
Multi-Utilities - 1.4%
Alliant Energy Corp.	75,633	2,648,668
Ameren Corp.	165,198	4,637,108
Avista Corp.	53,061	1,107,383
CenterPoint Energy, Inc.	266,371	3,939,627
CH Energy Group, Inc.	20,599	868,042
CMS Energy Corp. (d)	163,855	2,867,463
Consolidated Edison, Inc.	212,786	10,113,719
Dominion Resources, Inc.	458,268	19,595,540
DTE Energy Co.	120,973	5,667,585
Integrys Energy Group, Inc.	52,000	2,519,400
MDU Resources Group, Inc.	122,500	2,304,225
NiSource, Inc.	193,996	3,363,891
NorthWestern Energy Corp.	51,010	1,434,401
NSTAR (d)	71,901	2,734,395
OGE Energy Corp.	75,931	2,965,106
PG&E Corp.	283,226	13,243,648
Public Service Enterprise Group, Inc.	387,954	12,399,010
SCANA Corp.	79,156	3,089,459
Sempra Energy	175,355	8,929,077
TECO Energy, Inc. (d)	142,374	2,403,273
Vectren Corp.	58,914	1,445,750
Wisconsin Energy Corp.	84,915	4,733,162
Xcel Energy, Inc. (d)	335,521	7,485,474
		120,495,406
Water Utilities - 0.1%
American States Water Co.	28,136	937,773
American Water Works Co., Inc.	121,444	2,742,206
Aqua America, Inc. (d)	89,409	1,777,451
Artesian Resources Corp. Class A (d)	3,752	67,198

	Shares	Value
California Water Service Group	23,128	$ 805,086
Middlesex Water Co.	3,274	53,726
SJW Corp.	12,703	293,566
Southwest Water Co.	25,818	283,482
		6,960,488
TOTAL UTILITIES		352,163,962
TOTAL COMMON STOCKS (Cost $9,517,125,585)		8,761,245,307
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.34% 11/18/10 to 12/16/10 (e) (Cost $19,984,274)	$ 20,000,000	19,993,110
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	77,088,181	77,088,181
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,067,523,907	1,067,523,907
TOTAL MONEY MARKET FUNDS (Cost $1,144,612,088)		1,144,612,088
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $10,681,721,947)	9,925,850,505
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(1,059,089,443)
NET ASSETS - 100%	$ 8,866,761,062
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
322 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 16,877,630	$ (388,093)
86 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	6,201,460	8,147
261 CME S&P 500 Index Contracts	Sept. 2010	68,401,575	470,592
207 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	12,453,120	(177,116)
TOTAL EQUITY INDEX CONTRACTS		$ 103,933,785	$ (86,470)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,495,414.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,219
Fidelity Securities Lending Cash Central Fund	2,226,929
Total	$ 2,337,148
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 963,743,940	$ 963,743,940	$ -	$ -
Consumer Staples	901,942,337	901,942,337	-	-
Energy	885,889,037	885,889,037	-	-
Financials	1,471,399,465	1,471,394,212	5,237	16
Health Care	1,039,879,658	1,039,879,658	-	-
Industrials	939,382,608	939,382,608	-	-
Information Technology	1,583,301,361	1,583,301,361	-	-
Materials	356,968,669	356,968,669	-	-
Telecommunication Services	266,574,270	266,574,270	-	-
Utilities	352,163,962	352,163,962	-	-
U.S. Government and Government Agency Obligations	19,993,110	-	19,993,110	-
Money Market Funds	1,144,612,088	1,144,612,088	-	-
Total Investments in Securities:	$ 9,925,850,505	$ 9,905,852,142	$ 19,998,347	$ 16
Derivative Instruments:
Assets
Futures Contracts	$ 478,739	$ 478,739	$ -	$ -
Liabilities
Futures Contracts	$ (565,209)	$ (565,209)	$ -	$ -
Total Derivative Instruments:	$ (86,470)	$ (86,470)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	(172,067)
Total Unrealized Gain (Loss)	173,367
Cost of Purchases	16
Proceeds of Sales	(1,380)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(304)
Ending Balance	$ 16
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (36)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 478,739	$ (565,209)
Total Value of Derivatives (a)	$ 478,739	$ (565,209)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $206,882,154 of which $160,154,968 and $46,727,186 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $111,231,841 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,037,143,235) - See accompanying schedule: Unaffiliated issuers (cost $9,537,109,859)	$ 8,781,238,417
Fidelity Central Funds (cost $1,144,612,088)	1,144,612,088
Total Investments (cost $10,681,721,947)		$ 9,925,850,505
Receivable for investments sold		1,530,675
Receivable for fund shares sold		13,094,743
Dividends receivable		23,354,820
Distributions receivable from Fidelity Central Funds		368,939
Receivable for daily variation on futures contracts		340,013
Other receivables		77,245
Total assets		9,964,616,940

Liabilities
Payable for investments purchased	$ 360,270
Payable for fund shares redeemed	29,255,325
Accrued management fee	536,811
Other affiliated payables	109,166
Other payables and accrued expenses	70,399
Collateral on securities loaned, at value	1,067,523,907
Total liabilities		1,097,855,878
Net Assets		$ 8,866,761,062
Net Assets consist of:
Paid in capital		$ 9,917,001,975
Undistributed net investment income		86,812,916
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(381,095,592)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(755,958,237)
Net Assets		$ 8,866,761,062
Investor Class: Net Asset Value, offering price and redemption price per share ($5,141,325,913 ÷ 170,045,547 shares)		$ 30.23

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,565,419,597 ÷ 117,911,079 shares)		$ 30.24

Class F: Net Asset Value, offering price and redemption price per share ($160,015,552 ÷ 5,292,248 shares)		$ 30.24

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 89,740,143
Interest		31,997
Income from Fidelity Central Funds		2,337,148
Total income		92,109,288

Expenses
Management fee	$ 3,303,892
Transfer agent fees	798,187
Independent trustees' compensation	26,167
Miscellaneous	18,796
Total expenses before reductions	4,147,042
Expense reductions	(75)	4,146,967
Net investment income (loss)		87,962,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,838,453)
Foreign currency transactions	(155)
Futures contracts	(30,850)
Total net realized gain (loss)		(31,869,458)
Change in net unrealized appreciation (depreciation) on: Investment securities	(408,572,609)
Assets and liabilities in foreign currencies	(370)
Futures contracts	(2,964,651)
Total change in net unrealized appreciation (depreciation)		(411,537,630)
Net gain (loss)		(443,407,088)
Net increase (decrease) in net assets resulting from operations		$ (355,444,767)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,962,321	$ 161,979,311
Net realized gain (loss)	(31,869,458)	(73,319,291)
Change in net unrealized appreciation (depreciation)	(411,537,630)	3,159,071,575
Net increase (decrease) in net assets resulting from operations	(355,444,767)	3,247,731,595
Distributions to shareholders from net investment income	(29,426,679)	(160,882,530)
Distributions to shareholders from net realized gain	(5,804,652)	(4,251,093)
Total distributions	(35,231,331)	(165,133,623)
Share transactions - net increase (decrease)	77,078,623	472,190,129
Redemption fees	170,340	317,985
Total increase (decrease) in net assets	(313,427,135)	3,555,106,086

Net Assets
Beginning of period	9,180,188,197	5,625,082,111
End of period (including undistributed net investment income of $86,812,916 and undistributed net investment income of $28,277,274, respectively)	$ 8,866,761,062	$ 9,180,188,197

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 H	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Income from Investment Operations
Net investment income (loss) D	.30	.56	.70	.76	.68	.56
Net realized and unrealized gain (loss)	(1.49)	10.96	(16.70)	(2.30)	3.63	2.95
Total from investment operations	(1.19)	11.52	(16.00)	(1.54)	4.31	3.51
Distributions from net investment income	(.10)	(.57)	(.64)	(.65)	(.52)	(.51)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-	-
Total distributions	(.12)	(.58) K	(.65) J	(.89)	(.52)	(.51)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.23	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(3.82)%	56.10%	(43.32)%	(4.10)%	12.05%	10.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85% A	2.00%	2.23%	1.84%	1.80%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,141,326	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617
Portfolio turnover rate F	4% A	7%	3%	4%	4%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. K Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.30	.57	.72	.77	.69	.24
Net realized and unrealized gain (loss)	(1.48)	10.95	(16.71)	(2.30)	3.63	3.02
Total from investment operations	(1.18)	11.52	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.10)	(.57)	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-	-
Total distributions	(.12)	(.59) L	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 30.24	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	(3.78)%	56.07%	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.88% A	2.03%	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,565,420	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	4% A	7%	3%	4%	4%	6% M

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. L Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share. M Amount not annualized.

Financial Highlights - Class F

	Six months ended August 31, 2010	Period ended February 28,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.30	.26
Net realized and unrealized gain (loss)	(1.48)	1.67
Total from investment operations	(1.18)	1.93
Distributions from net investment income	(.10)	(.47)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.12)	(.49) J
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 30.24	$ 31.54
Total Return B, C	(3.78)%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	1.88% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,016	$ 70,077
Portfolio turnover rate F	4% A	7% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,436,576,602
Gross unrealized depreciation	(2,217,753,852)
Net unrealized appreciation (depreciation)	$ (781,177,250)

Tax cost	$ 10,707,027,755

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(30,850) and a change in net unrealized appreciation (depreciation) of $(2,964,651) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $336,748,839 and $160,487,081, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class and Class F so that total expenses do not exceed .10%, .07% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets *
Investor Class	$ 798,187.03

* Annualized

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,796 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,226,929.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010 A
From net investment income
Investor Class	$ 16,873,397	$ 95,590,562
Fidelity Advantage Class	12,298,432	65,274,148
Class F	254,850	17,820
Total	$ 29,426,679	$ 160,882,530
From net realized gain
Investor Class	$ 3,374,672	$ 2,532,505
Fidelity Advantage Class	2,380,648	1,718,022
Class F	49,332	566
Total	$ 5,804,652	$ 4,251,093

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010 A	Six months ended August 31, 2010	Year ended February 28, 2010 A
Investor Class
Shares sold	21,806,641	58,631,729	$ 703,206,683	$ 1,595,485,040
Reinvestment of distributions	579,911	3,222,933	19,838,738	95,874,263
Shares redeemed	(22,203,289)	(54,964,099)	(720,132,102)	(1,544,649,200)
Net increase (decrease)	183,263	6,890,563	$ 2,913,319	$ 146,710,103
Fidelity Advantage Class
Shares sold	12,024,458	31,438,080	$ 390,604,064	$ 867,809,887
Reinvestment of distributions	372,588	1,945,746	12,746,228	57,952,352
Shares redeemed	(13,435,609)	(24,452,925)	(428,767,752)	(671,959,716)
Net increase (decrease)	(1,038,563)	8,930,901	$ (25,417,460)	$ 253,802,523
Class F
Shares sold	3,552,659	2,344,595	$ 115,263,605	$ 75,535,202
Reinvestment of distributions	8,892	590	304,182	18,386
Shares redeemed	(490,998)	(123,490)	(15,985,023)	(3,876,085)
Net increase (decrease)	3,070,553	2,221,695	$ 99,582,764	$ 71,677,503

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (Class F of the fund has less than one year of performance as of December 31, 2009.)

Spartan Total Market Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and the benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

STI-F-SANN-1010
1.899051.100

Spartan®
500 Index
Fund -
Investor Class
Fidelity® Advantage Class

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Investor Class	.10%
Actual		$ 1,000.00	$ 959.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 959.50	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.1
Apple, Inc.	2.3	1.8
Microsoft Corp.	1.9	2.2
Procter & Gamble Co.	1.8	1.8
AT&T, Inc.	1.7	1.5
International Business Machines Corp.	1.6	1.7
Johnson & Johnson	1.6	1.7
General Electric Co.	1.6	1.7
Chevron Corp.	1.6	1.4
JPMorgan Chase & Co.	1.5	1.6
	18.8
Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	18.5
Financials	15.8	15.8
Consumer Staples	11.7	11.4
Health Care	11.6	12.4
Energy	10.8	11.0
Industrials	10.5	10.1
Consumer Discretionary	10.2	9.8
Utilities	3.9	3.4
Materials	3.6	3.4
Telecommunication Services	3.2	2.8

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Johnson Controls, Inc.	2,408,807	$ 63,906
The Goodyear Tire & Rubber Co. (a)	869,846	8,037
		71,943
Automobiles - 0.5%
Ford Motor Co. (a)(d)	12,198,247	137,718
Harley-Davidson, Inc. (d)	843,104	20,504
		158,222
Distributors - 0.1%
Genuine Parts Co.	568,604	23,842
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	450,552	19,139
DeVry, Inc.	221,923	8,457
H&R Block, Inc.	1,178,918	15,149
		42,745
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,550,152	48,334
Darden Restaurants, Inc.	503,441	20,772
International Game Technology	1,067,433	15,585
Marriott International, Inc. Class A	918,636	29,406
McDonald's Corp.	3,852,202	281,442
Starbucks Corp.	2,668,046	61,338
Starwood Hotels & Resorts Worldwide, Inc. (d)	678,548	31,709
Wyndham Worldwide Corp.	644,474	14,945
Wynn Resorts Ltd. (d)	247,266	19,932
Yum! Brands, Inc.	1,673,804	69,798
		593,261
Household Durables - 0.4%
D.R. Horton, Inc.	991,269	10,170
Fortune Brands, Inc.	545,440	24,430
Harman International Industries, Inc. (a)	248,965	7,760
Leggett & Platt, Inc.	530,257	10,165
Lennar Corp. Class A	582,719	7,674
Newell Rubbermaid, Inc. (d)	996,175	14,963
PulteGroup, Inc. (a)(d)	1,137,081	9,131
Stanley Black & Decker, Inc.	574,341	30,808
Whirlpool Corp.	268,968	19,947
		135,048
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	1,228,810	153,392
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	742,474	$ 16,973
Priceline.com, Inc. (a)	169,884	49,518
		219,883
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(d)	962,044	3,358
Hasbro, Inc.	468,750	18,919
Mattel, Inc.	1,306,057	27,414
		49,691
Media - 3.1%
CBS Corp. Class B	2,434,803	33,649
Comcast Corp. Class A	10,103,618	172,974
DIRECTV (a)(d)	3,254,224	123,400
Discovery Communications, Inc. (a)(d)	1,018,033	38,431
Gannett Co., Inc.	852,843	10,311
Interpublic Group of Companies, Inc. (a)(d)	1,752,141	14,946
McGraw-Hill Companies, Inc.	1,129,739	31,237
Meredith Corp.	131,691	3,853
News Corp. Class A	8,070,401	101,445
Omnicom Group, Inc.	1,099,138	38,481
Scripps Networks Interactive, Inc. Class A	321,548	12,920
The New York Times Co. Class A (a)(d)	417,090	2,995
The Walt Disney Co.	7,013,189	228,560
Time Warner Cable, Inc.	1,267,599	65,421
Time Warner, Inc.	4,081,078	122,351
Viacom, Inc. Class B (non-vtg.)	2,174,888	68,335
Washington Post Co. Class B (d)	21,742	7,832
		1,077,141
Multiline Retail - 0.9%
Big Lots, Inc. (a)(d)	287,917	9,000
Family Dollar Stores, Inc.	483,668	20,696
JCPenney Co., Inc. (d)	845,886	16,918
Kohl's Corp. (a)	1,102,593	51,800
Macy's, Inc.	1,511,472	29,383
Nordstrom, Inc.	596,240	17,243
Sears Holdings Corp. (a)(d)	172,749	10,693
Target Corp.	2,637,147	134,916
		290,649
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	315,858	10,929
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	277,822	$ 6,273
AutoZone, Inc. (a)(d)	104,759	21,976
Bed Bath & Beyond, Inc. (a)	942,678	33,908
Best Buy Co., Inc.	1,238,802	38,886
CarMax, Inc. (a)	798,970	15,923
GameStop Corp. Class A (a)(d)	547,230	9,812
Gap, Inc.	1,607,449	27,150
Home Depot, Inc.	6,016,992	167,333
Limited Brands, Inc.	966,485	22,809
Lowe's Companies, Inc.	5,117,660	103,888
O'Reilly Automotive, Inc. (a)(d)	494,582	23,379
Office Depot, Inc. (a)	986,518	3,364
RadioShack Corp. (d)	448,974	8,297
Ross Stores, Inc.	438,754	21,775
Staples, Inc.	2,613,686	46,445
Tiffany & Co., Inc. (d)	455,311	18,044
TJX Companies, Inc.	1,460,886	57,983
Urban Outfitters, Inc. (a)(d)	466,387	14,141
		652,315
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,092,516	39,156
NIKE, Inc. Class B	1,391,354	97,395
Polo Ralph Lauren Corp. Class A	235,578	17,843
VF Corp.	315,413	22,274
		176,668
TOTAL CONSUMER DISCRETIONARY		3,491,408
CONSUMER STAPLES - 11.7%
Beverages - 2.8%
Brown-Forman Corp. Class B (non-vtg.)	389,214	23,855
Coca-Cola Enterprises, Inc.	1,164,750	33,149
Constellation Brands, Inc. Class A (sub. vtg.) (a)	686,817	11,442
Dr Pepper Snapple Group, Inc.	879,767	32,393
Molson Coors Brewing Co. Class B	564,972	24,610
PepsiCo, Inc.	5,774,806	370,627
The Coca-Cola Co.	8,261,062	461,959
		958,035
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	1,579,031	89,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,873,038	$ 131,572
Kroger Co.	2,313,984	45,655
Safeway, Inc.	1,391,494	26,160
SUPERVALU, Inc.	759,933	7,387
Sysco Corp. (d)	2,118,348	58,233
Wal-Mart Stores, Inc.	7,438,743	372,979
Walgreen Co.	3,503,548	94,175
Whole Foods Market, Inc. (a)(d)	613,923	21,358
		846,813
Food Products - 2.0%
Archer Daniels Midland Co.	2,302,626	70,875
Campbell Soup Co. (d)	670,133	24,969
ConAgra Foods, Inc.	1,595,453	34,446
Dean Foods Co. (a)	649,970	6,649
General Mills, Inc.	2,376,047	85,918
H.J. Heinz Co. (d)	1,132,375	52,361
Hershey Co.	593,987	27,603
Hormel Foods Corp.	248,094	10,705
Kellogg Co.	913,243	45,370
Kraft Foods, Inc. Class A	6,243,048	186,979
McCormick & Co., Inc. (non-vtg.)	474,401	18,914
Mead Johnson Nutrition Co. Class A	732,340	38,221
Sara Lee Corp.	2,367,868	34,192
The J.M. Smucker Co.	426,554	24,945
Tyson Foods, Inc. Class A	1,093,373	17,909
		680,056
Household Products - 2.5%
Clorox Co.	504,322	32,690
Colgate-Palmolive Co.	1,756,208	129,678
Kimberly-Clark Corp.	1,482,346	95,463
Procter & Gamble Co.	10,312,328	615,337
		873,168
Personal Products - 0.2%
Avon Products, Inc.	1,534,020	44,640
Estee Lauder Companies, Inc. Class A	428,472	24,024
		68,664
Tobacco - 1.7%
Altria Group, Inc.	7,457,229	166,445
Lorillard, Inc.	547,341	41,603
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,631,177	$ 341,108
Reynolds American, Inc.	605,304	33,013
		582,169
TOTAL CONSUMER STAPLES		4,008,905
ENERGY - 10.8%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,536,323	57,735
Cameron International Corp. (a)	874,432	32,162
Diamond Offshore Drilling, Inc. (d)	248,911	14,482
FMC Technologies, Inc. (a)(d)	435,395	26,929
Halliburton Co.	3,241,598	91,445
Helmerich & Payne, Inc.	378,600	14,023
Nabors Industries Ltd. (a)(d)	1,021,281	16,014
National Oilwell Varco, Inc.	1,500,415	56,401
Rowan Companies, Inc. (a)(d)	409,735	10,534
Schlumberger Ltd.	4,891,099	260,842
		580,567
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	1,771,574	81,475
Apache Corp.	1,290,044	115,910
Cabot Oil & Gas Corp.	372,080	10,359
Chesapeake Energy Corp. (d)	2,330,782	48,201
Chevron Corp.	7,192,523	533,398
ConocoPhillips	5,329,353	279,418
CONSOL Energy, Inc.	808,220	26,025
Denbury Resources, Inc. (a)(d)	1,429,619	21,073
Devon Energy Corp.	1,600,255	96,463
El Paso Corp.	2,519,948	28,702
EOG Resources, Inc.	906,487	78,747
Exxon Mobil Corp.	18,305,393	1,082,945
Hess Corp.	1,046,384	52,581
Marathon Oil Corp.	2,540,577	77,462
Massey Energy Co.	368,692	10,600
Murphy Oil Corp.	685,661	36,724
Noble Energy, Inc.	625,295	43,633
Occidental Petroleum Corp.	2,908,209	212,532
Peabody Energy Corp.	962,491	41,195
Pioneer Natural Resources Co. (d)	415,121	24,002
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc.	626,975	$ 18,201
Range Resources Corp. (d)	570,853	19,301
Southwestern Energy Co. (a)	1,239,641	40,561
Spectra Energy Corp.	2,320,308	47,195
Sunoco, Inc.	431,703	14,540
Tesoro Corp. (d)	505,725	5,679
Valero Energy Corp.	2,024,850	31,932
Williams Companies, Inc.	2,092,158	37,931
		3,116,785
TOTAL ENERGY		3,697,352
FINANCIALS - 15.8%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	915,812	39,911
Bank of New York Mellon Corp.	4,343,285	105,412
Charles Schwab Corp.	3,504,434	44,717
E*TRADE Financial Corp. (a)	709,109	8,800
Federated Investors, Inc. Class B (non-vtg.) (d)	317,897	6,628
Franklin Resources, Inc.	529,134	51,067
Goldman Sachs Group, Inc.	1,843,350	252,428
Invesco Ltd.	1,672,877	30,279
Janus Capital Group, Inc. (d)	657,888	5,974
Legg Mason, Inc. (d)	553,747	14,026
Morgan Stanley	5,005,294	123,581
Northern Trust Corp.	866,014	39,958
State Street Corp.	1,796,536	63,022
T. Rowe Price Group, Inc. (d)	929,433	40,691
		826,494
Commercial Banks - 2.8%
BB&T Corp. (d)	2,478,271	54,819
Comerica, Inc.	631,372	21,726
Fifth Third Bancorp	2,846,068	31,449
First Horizon National Corp. (d)	818,521	8,251
Huntington Bancshares, Inc.	2,565,904	13,574
KeyCorp	3,148,065	23,201
M&T Bank Corp.	297,944	25,516
Marshall & Ilsley Corp.	1,887,953	12,366
PNC Financial Services Group, Inc.	1,883,674	95,992
Regions Financial Corp.	4,497,259	28,917
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	1,789,990	$ 40,257
U.S. Bancorp, Delaware	6,863,992	142,771
Wells Fargo & Co.	18,656,453	439,359
Zions Bancorporation (d)	618,696	11,403
		949,601
Consumer Finance - 0.8%
American Express Co.	4,301,459	171,499
Capital One Financial Corp.	1,634,755	61,892
Discover Financial Services	1,947,319	28,256
SLM Corp. (a)	1,739,401	19,220
		280,867
Diversified Financial Services - 4.1%
Bank of America Corp.	35,925,859	447,277
Citigroup, Inc. (a)	80,941,243	301,101
CME Group, Inc.	235,219	58,353
IntercontinentalExchange, Inc. (a)	264,778	25,302
JPMorgan Chase & Co.	14,246,863	518,016
Leucadia National Corp. (a)(d)	679,574	14,509
Moody's Corp.	704,377	14,891
NYSE Euronext	934,586	25,925
The NASDAQ Stock Market, Inc. (a)	521,977	9,349
		1,414,723
Insurance - 4.1%
ACE Ltd.	1,205,138	64,439
AFLAC, Inc. (d)	1,681,405	79,446
Allstate Corp.	1,926,117	53,161
American International Group, Inc. (a)(d)	483,661	16,411
Aon Corp. (d)	964,733	34,962
Assurant, Inc.	400,429	14,640
Berkshire Hathaway, Inc. Class B (a)(d)	5,927,565	466,974
Cincinnati Financial Corp. (d)	583,611	15,571
Genworth Financial, Inc. Class A (a)	1,751,292	18,966
Hartford Financial Services Group, Inc.	1,590,239	32,059
Lincoln National Corp.	1,083,127	25,302
Loews Corp.	1,258,782	44,234
Marsh & McLennan Companies, Inc.	1,938,056	45,971
MetLife, Inc.	3,205,350	120,521
Principal Financial Group, Inc. (d)	1,144,878	26,389
Progressive Corp.	2,400,643	47,533
Prudential Financial, Inc.	1,668,648	84,384
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	1,170,102	$ 64,496
The Travelers Companies, Inc.	1,682,934	82,430
Torchmark Corp. (d)	295,476	14,582
Unum Group	1,191,769	23,895
XL Capital Ltd. Class A	1,224,930	21,938
		1,398,304
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Class A (d)	418,365	8,551
AvalonBay Communities, Inc. (d)	297,151	31,266
Boston Properties, Inc.	497,794	40,520
Equity Residential (SBI)	1,013,155	46,433
HCP, Inc.	1,110,281	39,104
Health Care REIT, Inc.	444,418	20,417
Host Hotels & Resorts, Inc.	2,356,894	30,946
Kimco Realty Corp.	1,452,440	21,656
Plum Creek Timber Co., Inc.	583,546	20,115
ProLogis Trust	1,706,543	18,516
Public Storage	486,509	47,688
Simon Property Group, Inc.	1,048,032	94,794
Ventas, Inc. (d)	561,689	28,371
Vornado Realty Trust	566,714	45,938
		494,315
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	967,855	15,892
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,697,056	19,559
People's United Financial, Inc.	1,341,904	17,069
		36,628
TOTAL FINANCIALS		5,416,824
HEALTH CARE - 11.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	3,430,174	175,076
Biogen Idec, Inc. (a)	866,246	46,604
Celgene Corp. (a)	1,650,253	85,021
Cephalon, Inc. (a)(d)	269,247	15,242
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	955,601	$ 66,997
Gilead Sciences, Inc. (a)	3,002,968	95,675
		484,615
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,135,772	90,898
Becton, Dickinson & Co.	835,509	56,973
Boston Scientific Corp. (a)	5,429,635	28,180
C. R. Bard, Inc.	340,523	26,162
CareFusion Corp. (a)	636,819	13,743
DENTSPLY International, Inc.	524,059	14,579
Hospira, Inc. (a)	593,999	30,508
Intuitive Surgical, Inc. (a)(d)	140,245	37,169
Medtronic, Inc. (d)	3,944,353	124,168
St. Jude Medical, Inc. (a)	1,170,116	40,451
Stryker Corp. (d)	1,008,551	43,559
Varian Medical Systems, Inc. (a)(d)	442,367	23,552
Zimmer Holdings, Inc. (a)	726,212	34,255
		564,197
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,521,477	40,654
AmerisourceBergen Corp.	1,011,644	27,598
Cardinal Health, Inc.	1,296,503	38,843
CIGNA Corp.	990,715	31,921
Coventry Health Care, Inc. (a)(d)	529,738	10,250
DaVita, Inc. (a)	372,044	24,041
Express Scripts, Inc. (a)	1,962,616	83,607
Humana, Inc. (a)	609,439	29,125
Laboratory Corp. of America Holdings (a)	372,402	27,044
McKesson Corp.	971,797	56,413
Medco Health Solutions, Inc. (a)	1,552,816	67,516
Patterson Companies, Inc.	334,073	8,449
Quest Diagnostics, Inc.	541,202	23,542
Tenet Healthcare Corp. (a)(d)	1,560,427	6,117
UnitedHealth Group, Inc.	4,070,210	129,107
WellPoint, Inc. (a)(d)	1,431,384	71,111
		675,338
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	244,327	17,799
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	653,881	27,966
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	421,856	$ 8,863
Thermo Fisher Scientific, Inc. (a)	1,469,578	61,899
Waters Corp. (a)	332,817	20,142
		118,870
Pharmaceuticals - 6.2%
Abbott Laboratories	5,527,180	272,711
Allergan, Inc.	1,101,136	67,632
Bristol-Myers Squibb Co. (d)	6,157,789	160,595
Eli Lilly & Co.	3,633,656	121,945
Forest Laboratories, Inc. (a)(d)	1,022,465	27,903
Johnson & Johnson	9,876,066	563,133
King Pharmaceuticals, Inc. (a)(d)	893,861	7,786
Merck & Co., Inc.	11,165,802	392,590
Mylan, Inc. (a)(d)	1,105,909	18,977
Pfizer, Inc.	28,883,121	460,108
Watson Pharmaceuticals, Inc. (a)	383,599	16,522
		2,109,902
TOTAL HEALTH CARE		3,970,721
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	1,381,214	77,168
Goodrich Corp.	448,239	30,695
Honeywell International, Inc.	2,743,536	107,245
ITT Corp.	657,075	27,926
L-3 Communications Holdings, Inc.	414,444	27,602
Lockheed Martin Corp.	1,115,911	77,578
Northrop Grumman Corp.	1,078,522	58,370
Precision Castparts Corp.	509,174	57,628
Raytheon Co.	1,364,513	59,929
Rockwell Collins, Inc.	563,598	30,395
The Boeing Co.	2,717,951	166,148
United Technologies Corp.	3,341,163	217,877
		938,561
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	594,017	38,605
Expeditors International of Washington, Inc.	762,311	30,180
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,121,468	$ 87,531
United Parcel Service, Inc. Class B	3,546,685	226,279
		382,595
Airlines - 0.1%
Southwest Airlines Co.	2,665,707	29,456
Building Products - 0.0%
Masco Corp.	1,284,428	13,474
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	395,466	12,861
Cintas Corp.	470,760	12,000
Iron Mountain, Inc.	647,890	13,139
Pitney Bowes, Inc. (d)	743,114	14,298
R.R. Donnelley & Sons Co.	738,716	11,188
Republic Services, Inc.	1,162,171	34,203
Stericycle, Inc. (a)(d)	303,039	19,849
Waste Management, Inc.	1,729,593	57,232
		174,770
Construction & Engineering - 0.2%
Fluor Corp.	640,015	28,583
Jacobs Engineering Group, Inc. (a)	447,666	15,525
Quanta Services, Inc. (a)(d)	755,270	13,550
		57,658
Electrical Equipment - 0.5%
Emerson Electric Co.	2,696,942	125,812
Rockwell Automation, Inc.	510,603	26,112
Roper Industries, Inc.	336,186	19,526
		171,450
Industrial Conglomerates - 2.5%
3M Co.	2,553,346	200,565
General Electric Co.	38,230,355	553,576
Textron, Inc.	978,687	16,706
Tyco International Ltd.	1,827,477	68,128
		838,975
Machinery - 1.8%
Caterpillar, Inc.	2,247,822	146,468
Cummins, Inc.	718,235	53,444
Danaher Corp.	1,883,237	68,418
Deere & Co.	1,521,255	96,250
Dover Corp.	668,744	29,933
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	600,140	$ 41,698
Flowserve Corp.	200,753	17,943
Illinois Tool Works, Inc.	1,385,456	57,164
PACCAR, Inc.	1,306,623	53,558
Pall Corp.	418,637	14,313
Parker Hannifin Corp.	576,636	34,114
Snap-On, Inc.	207,020	8,535
		621,838
Professional Services - 0.1%
Dun & Bradstreet Corp.	180,432	11,890
Equifax, Inc.	453,371	13,361
Robert Half International, Inc.	537,219	11,593
		36,844
Road & Rail - 0.8%
CSX Corp.	1,393,736	69,533
Norfolk Southern Corp. (d)	1,325,092	71,131
Ryder System, Inc.	189,746	7,281
Union Pacific Corp.	1,812,319	132,191
		280,136
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	469,848	21,270
W.W. Grainger, Inc. (d)	221,871	23,472
		44,742
TOTAL INDUSTRIALS		3,590,499
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	20,450,425	410,031
Harris Corp.	464,912	19,559
JDS Uniphase Corp. (a)	804,023	7,389
Juniper Networks, Inc. (a)(d)	1,883,993	51,245
Motorola, Inc. (a)	8,322,058	62,665
QUALCOMM, Inc.	5,873,829	225,026
Tellabs, Inc.	1,379,574	9,795
		785,710
Computers & Peripherals - 4.2%
Apple, Inc. (a)	3,258,295	792,971
Dell, Inc. (a)	6,170,189	72,623
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	7,360,698	$ 134,259
Hewlett-Packard Co.	8,359,337	321,667
Lexmark International, Inc. Class A (a)	281,099	9,836
NetApp, Inc. (a)(d)	1,234,091	49,907
QLogic Corp. (a)(d)	399,365	5,949
SanDisk Corp. (a)(d)	823,521	27,374
Western Digital Corp. (a)	820,627	19,818
		1,434,404
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,246,340	33,614
Amphenol Corp. Class A	621,453	25,306
Corning, Inc.	5,588,756	87,632
FLIR Systems, Inc. (a)(d)	549,082	13,793
Jabil Circuit, Inc.	693,776	7,111
Molex, Inc. (d)	486,063	8,579
		176,035
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(d)	650,289	29,959
eBay, Inc. (a)(d)	4,071,586	94,624
Google, Inc. Class A (a)	866,731	390,046
Monster Worldwide, Inc. (a)(d)	451,609	4,981
VeriSign, Inc. (a)(d)	653,484	19,036
Yahoo!, Inc. (a)	4,215,675	55,141
		593,787
IT Services - 3.1%
Automatic Data Processing, Inc.	1,801,094	69,540
Cognizant Technology Solutions Corp. Class A (a)	1,072,157	61,762
Computer Sciences Corp.	552,301	21,987
Fidelity National Information Services, Inc.	915,014	23,644
Fiserv, Inc. (a)	546,464	27,340
International Business Machines Corp.	4,591,817	565,850
MasterCard, Inc. Class A (d)	346,618	68,755
Paychex, Inc.	1,151,813	28,669
SAIC, Inc. (a)(d)	1,047,695	15,590
Teradata Corp. (a)	597,633	19,567
The Western Union Co.	2,406,809	37,739
Total System Services, Inc.	706,848	10,037
Visa, Inc. Class A	1,620,610	111,790
		1,062,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	4,938,051	$ 41,677
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(d)	2,025,389	11,383
Altera Corp. (d)	1,080,166	26,648
Analog Devices, Inc.	1,067,007	29,748
Applied Materials, Inc.	4,809,966	49,976
Broadcom Corp. Class A	1,546,429	46,346
First Solar, Inc. (a)(d)	174,083	22,257
Intel Corp.	19,923,508	353,045
KLA-Tencor Corp.	608,713	17,050
Linear Technology Corp.	802,591	22,994
LSI Corp. (a)	2,340,457	9,409
MEMC Electronic Materials, Inc. (a)(d)	814,329	8,379
Microchip Technology, Inc. (d)	664,391	18,397
Micron Technology, Inc. (a)(d)	3,059,009	19,776
National Semiconductor Corp.	852,450	10,749
Novellus Systems, Inc. (a)(d)	343,935	8,014
NVIDIA Corp. (a)(d)	2,048,927	19,116
Teradyne, Inc. (a)(d)	645,401	5,796
Texas Instruments, Inc.	4,376,533	100,792
Xilinx, Inc. (d)	926,819	22,383
		802,258
Software - 3.9%
Adobe Systems, Inc. (a)	1,885,010	52,328
Autodesk, Inc. (a)(d)	821,658	22,801
BMC Software, Inc. (a)	649,995	23,439
CA, Inc.	1,398,429	25,186
Citrix Systems, Inc. (a)	665,124	38,537
Compuware Corp. (a)(d)	805,771	5,785
Electronic Arts, Inc. (a)	1,173,898	17,890
Intuit, Inc. (a)	1,124,786	48,141
McAfee, Inc. (a)	558,667	26,285
Microsoft Corp.	27,301,867	641,048
Novell, Inc. (a)	1,252,803	7,041
Oracle Corp.	14,018,397	306,723
Red Hat, Inc. (a)	675,494	23,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)(d)	405,171	$ 44,520
Symantec Corp. (a)	2,860,653	38,991
		1,322,053
TOTAL INFORMATION TECHNOLOGY		6,218,194
MATERIALS - 3.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	760,391	56,292
Airgas, Inc.	298,888	19,667
CF Industries Holdings, Inc.	254,423	23,534
Dow Chemical Co.	4,135,453	100,781
E.I. du Pont de Nemours & Co.	3,244,345	132,272
Eastman Chemical Co.	259,224	15,955
Ecolab, Inc.	835,655	39,610
FMC Corp.	260,323	16,213
International Flavors & Fragrances, Inc.	284,776	13,011
Monsanto Co.	1,953,528	102,853
PPG Industries, Inc.	595,582	39,207
Praxair, Inc.	1,095,536	94,249
Sherwin-Williams Co.	330,068	23,230
Sigma Aldrich Corp.	434,657	23,111
		699,985
Construction Materials - 0.1%
Vulcan Materials Co.	457,242	16,808
Containers & Packaging - 0.2%
Ball Corp.	330,614	18,541
Bemis Co., Inc.	390,535	11,275
Owens-Illinois, Inc. (a)(d)	590,698	14,803
Pactiv Corp. (a)	475,848	15,265
Sealed Air Corp.	571,035	11,712
		71,596
Metals & Mining - 1.1%
AK Steel Holding Corp. (d)	393,557	5,014
Alcoa, Inc. (d)	3,656,057	37,328
Allegheny Technologies, Inc. (d)	352,858	14,368
Cliffs Natural Resources, Inc.	484,953	29,674
Freeport-McMoRan Copper & Gold, Inc.	1,689,158	121,586
Newmont Mining Corp.	1,759,255	107,878
Nucor Corp. (d)	1,128,396	41,502
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)(d)	302,179	$ 5,475
United States Steel Corp. (d)	513,427	21,826
		384,651
Paper & Forest Products - 0.2%
International Paper Co.	1,563,351	31,986
MeadWestvaco Corp.	611,763	13,312
Weyerhaeuser Co. (d)	757,710	11,896
		57,194
TOTAL MATERIALS		1,230,234
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	21,158,880	571,925
CenturyTel, Inc.	1,075,687	38,897
Frontier Communications Corp.	3,548,046	27,426
Qwest Communications International, Inc.	5,346,679	30,209
Verizon Communications, Inc.	10,121,930	298,698
Windstream Corp.	1,729,872	19,954
		987,109
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,444,609	67,694
MetroPCS Communications, Inc. (a)(d)	935,872	8,367
Sprint Nextel Corp. (a)	10,674,439	43,552
		119,613
TOTAL TELECOMMUNICATION SERVICES		1,106,722
UTILITIES - 3.9%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	607,227	13,693
American Electric Power Co., Inc.	1,714,746	60,719
Duke Energy Corp.	4,702,059	80,828
Edison International	1,166,660	39,375
Entergy Corp.	677,854	53,442
Exelon Corp.	2,365,394	96,319
FirstEnergy Corp. (d)	1,091,549	39,874
NextEra Energy, Inc.	1,484,856	79,781
Northeast Utilities	630,204	18,257
Pepco Holdings, Inc.	799,268	14,347
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	388,326	$ 15,475
PPL Corp.	1,677,947	45,573
Progress Energy, Inc.	1,028,302	44,124
Southern Co.	2,952,490	108,327
		710,134
Gas Utilities - 0.1%
EQT Corp.	515,175	16,795
Nicor, Inc.	162,106	6,855
ONEOK, Inc.	380,620	16,332
		39,982
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,392,388	24,498
Constellation Energy Group, Inc.	722,177	21,181
NRG Energy, Inc. (a)(d)	914,222	18,577
		64,256
Multi-Utilities - 1.5%
Ameren Corp.	853,252	23,951
CenterPoint Energy, Inc.	1,491,080	22,053
CMS Energy Corp. (d)	823,212	14,406
Consolidated Edison, Inc.	1,009,679	47,990
Dominion Resources, Inc.	2,134,343	91,265
DTE Energy Co.	603,041	28,252
Integrys Energy Group, Inc.	275,781	13,362
NiSource, Inc.	993,461	17,227
PG&E Corp.	1,333,292	62,345
Public Service Enterprise Group, Inc.	1,811,707	57,902
SCANA Corp.	406,077	15,849
Sempra Energy	886,385	45,135
TECO Energy, Inc.	765,995	12,930
Wisconsin Energy Corp.	418,598	23,333
Xcel Energy, Inc. (d)	1,645,605	36,713
		512,713
TOTAL UTILITIES		1,327,085
TOTAL COMMON STOCKS (Cost $30,783,436)		34,057,944
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.39% 11/18/10 to 6/30/11 (e) (Cost $32,966)	$ 33,000	$ 32,979
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	73,917,499	73,917
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,774,203,227	1,774,203
TOTAL MONEY MARKET FUNDS (Cost $1,848,120)		1,848,120
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $32,664,522)		35,939,043
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(1,688,314)
NET ASSETS - 100%		$ 34,250,729
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
550 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 28,828	$ (1,288)
621 CME S&P 500 Index Contracts	Sept. 2010	162,749	186
TOTAL EQUITY INDEX CONTRACTS		$ 191,577	$ (1,102)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,283,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 387
Fidelity Securities Lending Cash Central Fund	2,332
Total	$ 2,719
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,491,408	$ 3,491,408	$ -	$ -
Consumer Staples	4,008,905	4,008,905	-	-
Energy	3,697,352	3,697,352	-	-
Financials	5,416,824	5,416,824	-	-
Health Care	3,970,721	3,970,721	-	-
Industrials	3,590,499	3,590,499	-	-
Information Technology	6,218,194	6,218,194	-	-
Materials	1,230,234	1,230,234	-	-
Telecommunication Services	1,106,722	1,106,722	-	-
Utilities	1,327,085	1,327,085	-	-
U.S. Government and Government Agency Obligations	32,979	-	32,979	-
Money Market Funds	1,848,120	1,848,120	-	-
Total Investments in Securities:	$ 35,939,043	$ 35,906,064	$ 32,979	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 186	$ 186	$ -	$ -
Liabilities
Futures Contracts	$ (1,288)	$ (1,288)	$ -	$ -
Total Derivative Instruments:	$ (1,102)	$ (1,102)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts	$ 186	$ (1,288)
Total Value of Derivatives (a)	$ 186	$ (1,288)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $1,384,448,000 of which $529,693,000 and $854,755,000 will expire on February 29, 2016 and February 28, 2017, respectively. A capital loss carryforward of approximately $738,737,000 was acquired from the Spartan 500 Index Fund, of which $532,411,000 and $206,326,000 will expire on February 29, 2016 and February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $789,993,000 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,729,282) - See accompanying schedule: Unaffiliated issuers (cost $30,816,402)	$ 34,090,923
Fidelity Central Funds (cost $1,848,120)	1,848,120
Total Investments (cost $32,664,522)		$ 35,939,043
Receivable for fund shares sold		31,179
Dividends receivable		105,218
Distributions receivable from Fidelity Central Funds		361
Receivable for daily variation on futures contracts		642
Other receivables		741
Total assets		36,077,184

Liabilities
Payable for fund shares redeemed	$ 48,845
Accrued management fee	2,081
Other affiliated payables	585
Other payables and accrued expenses	741
Collateral on securities loaned, at value	1,774,203
Total liabilities		1,826,455

Net Assets		$ 34,250,729
Net Assets consist of:
Paid in capital		$ 33,196,484
Undistributed net investment income		151,744
Accumulated undistributed net realized gain (loss) on investments		(2,370,918)
Net unrealized appreciation (depreciation) on investments		3,273,419
Net Assets		$ 34,250,729

Investor Class: Net Asset Value, offering price and redemption price per share ($22,384,337 ÷ 600,689 shares)		$ 37.26

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($11,866,392 ÷ 318,421 shares)		$ 37.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Dividends		$ 380,452
Interest		94
Income from Fidelity Central Funds		2,719
Total income		383,265

Expenses
Management fee	$ 12,861
Transfer agent fees	3,606
Independent trustees' compensation	104
Miscellaneous	70
Total expenses before reductions	16,641
Expense reductions	-	16,641
Net investment income (loss)		366,624
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,669)
Futures contracts	(14,073)
Total net realized gain (loss)		(29,742)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,797,673)
Futures contracts	(8,725)
Total change in net unrealized appreciation (depreciation)		(1,806,398)
Net gain (loss)		(1,836,140)
Net increase (decrease) in net assets resulting from operations		$ (1,469,516)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 366,624	$ 466,616
Net realized gain (loss)	(29,742)	(346,061)
Change in net unrealized appreciation (depreciation)	(1,806,398)	8,148,605
Net increase (decrease) in net assets resulting from operations	(1,469,516)	8,269,160
Distributions to shareholders from net investment income	(324,675)	(454,858)
Share transactions - net increase (decrease)	(76,711)	13,277,575
Total increase (decrease) in net assets	(1,870,902)	21,091,877

Net Assets
Beginning of period	36,121,631	15,029,754
End of period (including undistributed net investment income of $151,744 and undistributed net investment income of $109,795, respectively)	$ 34,250,729	$ 36,121,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 I	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45	$ 42.68
Income from Investment Operations
Net investment income (loss) D	.40	.75	.95	.99	.88	.77
Net realized and unrealized gain (loss)	(1.98)	13.12	(21.09)	(2.71)	4.47	2.75
Total from investment operations	(1.58)	13.87	(20.14)	(1.72)	5.35	3.52
Distributions from net investment income	(.35)	(.78)	(.96)	(.97)	(.86)	(.75)
Distributions from net realized gain	-	-	-	(.05)	-	-
Total distributions	(.35)	(.78)	(.96)	(1.02)	(.86)	(.75)
Net asset value, end of period	$ 37.26	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45
Total Return B, C	(4.09)%	53.68%	(43.35)%	(3.66)%	11.90%	8.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.09%	.09%	.09%
Net investment income (loss)	1.99% A	2.14%	2.36%	1.90%	1.87%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$ 22,384	$ 23,666	$ 11,363	$ 20,102	$ 22,206	$ 20,619
Portfolio turnover rate F	3% A	11% H	8%	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 J	2007	2006 G
Net asset value, beginning of period	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.40	.77	.96	1.00	.90	.33
Net realized and unrealized gain (loss)	(1.96)	13.10	(21.08)	(2.70)	4.46	3.33
Total from investment operations	(1.56)	13.87	(20.12)	(1.70)	5.36	3.66
Distributions from net investment income	(.36)	(.79)	(.97)	(.99)	(.87)	(.22)
Distributions from net realized gain	-	-	-	(.05)	-	-
Total distributions	(.36)	(.79)	(.97)	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 37.27	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Total Return B, C	(4.05)%	53.67%	(43.31)%	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.06%	.06%	.07% A
Net investment income (loss)	2.02% A	2.17%	2.39%	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 11,866	$ 12,455	$ 3,667	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	3% A	11% I	8%	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28. 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,684,700
Gross unrealized depreciation	(6,547,319)
Net unrealized appreciation (depreciation)	$ 3,137,381

Tax cost	$ 32,801,662

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$ (14,073)	$ (8,725)
Totals (a)	$ (14,073)	$ (8,725)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(14,073) and a change in net unrealized appreciation (depreciation) of $(8,725) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $761,798 and $495,824, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class, and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,332.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by one-hundred-one dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Investor Class	$ 211,043	$ 343,305
Fidelity Advantage Class	113,632	111,553
Total	$ 324,675	$ 454,858

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Investor Class
Shares sold	59,623	102,079	$ 2,383,212	$ 3,520,925
Issued in exchange for shares of Spartan 500 Index - Investor Class	-	169,226	-	6,538,898
Reinvestment of distributions	5,187	10,191	207,845	341,131
Shares redeemed	(68,058)	(112,841)	(2,703,102)	(3,955,906)
Net increase (decrease)	(3,248)	168,655	$ (112,045)	$ 6,445,048
Fidelity Advantage Class
Shares sold	29,664	37,900	$ 1,189,249	$ 1,293,939
Issued in exchange for shares of Spartan 500 Index - Fidelity Advantage Class	-	176,513	-	6,820,470
Reinvestment of distributions	2,617	3,236	104,851	108,308
Shares redeemed	(31,685)	(40,294)	(1,258,766)	(1,390,190)
Net increase (decrease)	596	177,355	$ 35,334	$ 6,832,527

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On January 22, 2010 the Fund (formerly Spartan U.S. Equity Index Fund) acquired all of the assets and assumed all of the liabilities of the former Spartan 500 Index Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2009. The reorganization is in the best interest of the shareholders based on the compatibility of the Funds' investment objectives and policies. The acquisition was accomplished by an exchange of 169,226 Investor Class shares and 176,513 Fidelity Advantage Class shares of the Fund, respectively, for 86,845 Investor Class shares and 90,584 Fidelity Advantage Class shares then outstanding (valued at $75.29 and $75.29 per share for Investor Class and Fidelity Advantage Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $13,352,076, unrealized appreciation of $1,341,315, and net other assets of $7,292, were combined with the Fund's net assets of $22,435,859 for total net assets after the acquisition of $35,795,227.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 701,290
Total net realized gain (loss)	(664,056)
Total change in net unrealized appreciation (depreciation)	12,996,874
Net increase (decrease) in net assets resulting from operations	$ 13,034,108

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 22, 2010.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

14. Proposed Reorganization.

The Board of Trustees of the Fund has approved the Agreement and Plans of Reorganization between the Fund and Fidelity Congress Street Fund and Fidelity Exchange Fund. The agreements provide for the transfer of all the assets and the assumption of all the liabilities of Fidelity Congress Street Fund and Fidelity Exchange Fund in exchange solely for the number of equivalent shares of Fidelity Advantage Class of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Congress Street Fund and Fidelity Exchange Fund, respectively, on the day each reorganization is effective.

A meeting of the shareholders of Fidelity Congress Street Fund and Fidelity Exchange Fund is expected to be held during the first quarter of 2011. If approved by shareholders, the reorganizations are expected to become effective on or about April 15, 2011. The reorganizations are expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also noted that the investment performance of Investor Class of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Investor Class compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

UEI-USAN-1010
1.790946.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 5, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 5, 2010